(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Directors has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant		Covered Entities(1)
Audit Fees	$1,576,082		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—

Total	$1,576,082			$—

2023

	Registrant		Covered Entities(1)
Audit Fees	$1,768,833		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,627,962	(5)
Total Non-Audit Fees	$—			$1,627,962

Total	$1,768,833			$1,627,962

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Automobiles (9.5%)
Tesla, Inc. (a)	45,805	$18,498
Biotechnology (1.0%)
Roivant Sciences Ltd. (a)	172,772	2,044
Broadline Retail (9.8%)
Amazon.com, Inc. (a)	43,616	9,569
MercadoLibre, Inc. (a)	5,634	9,580
		19,149
Capital Markets (2.0%)
Coinbase Global, Inc., Class A (a)	3,373	837
Intercontinental Exchange, Inc.	20,339	3,031
		3,868
Entertainment (5.4%)
ROBLOX Corp., Class A (a)	183,185	10,599
Financial Services (6.0%)
Adyen NV (Netherlands) (a)	4,765	7,081
Block, Inc., Class A (a)	54,937	4,669
		11,750
Ground Transportation (2.6%)
Uber Technologies, Inc. (a)	34,959	2,109
Union Pacific Corp.	13,126	2,993
		5,102
Hotels, Restaurants & Leisure (10.0%)
Airbnb, Inc., Class A (a)	54,101	7,110
DoorDash, Inc., Class A (a)	74,124	12,434
		19,544
Information Technology Services (20.6%)
Cloudflare, Inc., Class A (a)	170,645	18,375
Shopify, Inc., Class A (Canada) (a)	115,726	12,305
Snowflake, Inc., Class A (a)	61,470	9,492
		40,172
Life Sciences Tools & Services (1.6%)
Danaher Corp.	13,281	3,049
Media (5.3%)
Trade Desk, Inc., Class A (a)	88,058	10,350
Pharmaceuticals (3.2%)
Royalty Pharma PLC, Class A	244,112	6,227
Semiconductors & Semiconductor Equipment (3.6%)
ASML Holding NV (Registered) (Netherlands)	10,205	7,073
Software (7.5%)
Crowdstrike Holdings, Inc., Class A (a)	20,941	7,165
MicroStrategy, Inc., Class A (a)	15,277	4,424
Procore Technologies, Inc. (a)	40,606	3,043
		14,632
	Shares	Value (000)
Specialized REITs (1.6%)
American Tower Corp. REIT	16,692	$3,062
Specialty Retail (2.4%)
Floor & Decor Holdings, Inc., Class A (a)	46,864	4,672
Textiles, Apparel & Luxury Goods (2.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	8,222	5,408
Total Common Stocks (Cost $127,665)		185,199
Investment Company (3.0%)
iShares Bitcoin Trust ETF (a) (Cost $4,238)	109,531	5,810
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $4,426)	4,426,161	4,426
Total Investments Excluding Purchased Options (100.2%) (Cost $136,329)		195,435
Total Purchased Options Outstanding (0.3%) (Cost $927)		583
Total Investments (100.5%) (Cost $137,256) (b)(c)(d)		196,018
Liabilities in Excess of Other Assets (–0.5%)		(1,022)
Net Assets (100.0%)		$194,996

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $12,489,000 and 6.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $144,886,000. The aggregate gross unrealized appreciation is approximately $63,014,000 and the aggregate gross unrealized depreciation is approximately $11,881,000, resulting in net unrealized appreciation of approximately $51,133,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	19,367,044	$19,367	$121		$80	$41
Goldman Sachs International	USD/CNH	CNH	7.69	Jan-25	51,817,605	51,818	—	@	196	(196)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	36,830,549	36,831	206		160	46
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	17,819,117	17,819	68		78	(10)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	48,537,601	48,538	35		206	(171)
Goldman Sachs International	USD/CNH	CNH	8.02	Dec-25	43,649,426	43,649	153		207	(54)
							$583		$927	$(344)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.1%
Information Technology Services	20.5
Hotels, Restaurants & Leisure	10.0
Broadline Retail	9.8
Automobiles	9.4
Software	7.5
Financial Services	6.0
Entertainment	5.4
Media	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Advantage Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $132,830)	$191,592
Investment in Security of Affiliated Issuer, at Value (Cost $4,426)	4,426
Total Investments in Securities, at Value (Cost $137,256)	196,018
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	172
Dividends Receivable	30
Receivable from Affiliate	22
Tax Reclaim Receivable	3
Other Assets	54
Total Assets	196,301
Liabilities:
Payable for Fund Shares Redeemed	357
Payable for Investments Purchased	306
Due to Broker	300
Payable for Advisory Fees	227
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	16
Payable for Professional Fees	15
Payable for Administration Fees	14
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	38
Total Liabilities	1,305
Net Assets	$194,996
Net Assets Consist of:
Paid-in-Capital	$292,607
Total Accumulated Loss	(97,611)
Net Assets	$194,996

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$104,895
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,412,725
Net Asset Value, Offering and Redemption Price Per Share	$23.77
CLASS A:
Net Assets	$46,723
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,086,011
Net Asset Value, Redemption Price Per Share	$22.40
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.24
Maximum Offering Price Per Share	$23.64
CLASS L:
Net Assets	$1,659
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	70,735
Net Asset Value, Offering and Redemption Price Per Share	$23.45
CLASS C:
Net Assets	$18,241
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	892,098
Net Asset Value, Offering and Redemption Price Per Share	$20.45
CLASS R6:
Net Assets	$23,478
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	980,963
Net Asset Value, Offering and Redemption Price Per Share	$23.93

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Advantage Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$582
Dividends from Security of Affiliated Issuer (Note G)	157
Total Investment Income	739
Expenses:
Advisory Fees (Note B)	1,163
Shareholder Services Fees — Class A (Note D)	105
Distribution and Shareholder Services Fees — Class L (Note D)	11
Distribution and Shareholder Services Fees — Class C (Note D)	189
Professional Fees	192
Sub Transfer Agency Fees — Class I	90
Sub Transfer Agency Fees — Class A	39
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	14
Administration Fees (Note C)	143
Registration Fees	74
Shareholder Reporting Fees	43
Transfer Agency Fees — Class I (Note E)	9
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class C (Note E)	6
Transfer Agency Fees — Class R6 (Note E)	3
Custodian Fees (Note F)	23
Directors' Fees and Expenses	4
Pricing Fees	2
Interest Expenses	1
Other Expenses	27
Total Expenses	2,148
Waiver of Advisory Fees (Note B)	(223)
Reimbursement of Class Specific Expenses — Class I (Note B)	(58)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Distribution Fees — Class L Shares waived (Note D)	(11)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	1,845
Net Investment Loss	(1,106)
Realized Gain:
Investments Sold	30,803
Foreign Currency Transaction	1
Net Realized Gain	30,804
Change in Unrealized Appreciation (Depreciation):
Investments	23,324
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	23,324
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	54,128
Net Increase in Net Assets Resulting from Operations	$53,022

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,106)	$(1,566)
Net Realized Gain (Loss)	30,804	(8,250)
Net Change in Unrealized Appreciation (Depreciation)	23,324	89,276
Net Increase in Net Assets Resulting from Operations	53,022	79,460
Dividends and Distributions to Shareholders:
Class I	(1,623)	—
Class A	(593)	—
Class L	(23)	—
Class C	(117)	—
Class R6	(339)	—
Total Dividends and Distributions to Shareholders	(2,695)	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	14,034	45,229
Distributions Reinvested	1,553	—
Redeemed	(61,067)	(83,720)
Class A:
Subscribed	4,999	5,695
Distributions Reinvested	582	—
Redeemed	(17,153)	(15,983)
Class L:
Distributions Reinvested	23	—
Redeemed	(417)	(213)
Class C:
Subscribed	1,113	1,188
Distributions Reinvested	115	—
Redeemed	(9,926)	(7,762)
Class R6:
Subscribed	17,997	603
Distributions Reinvested	339	—
Redeemed	(14,953)	(9,070)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(62,761)	(64,033)
Total Increase (Decrease) in Net Assets	(12,434)	15,427
Net Assets:
Beginning of Period	207,430	192,003
End of Period	$194,996	$207,430

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	725	3,161
Shares Issued on Distributions Reinvested	61	—
Shares Redeemed	(3,187)	(5,625)
Net Decrease in Class I Shares Outstanding	(2,401)	(2,464)
Class A:
Shares Subscribed	261	398
Shares Issued on Distributions Reinvested	24	—
Shares Redeemed	(961)	(1,121)
Net Decrease in Class A Shares Outstanding	(676)	(723)
Class L:
Shares Issued on Distributions Reinvested	1	—
Shares Redeemed	(23)	(13)
Net Decrease in Class L Shares Outstanding	(22)	(13)
Class C:
Shares Subscribed	59	96
Shares Issued on Distributions Reinvested	5	—
Shares Redeemed	(601)	(603)
Net Decrease in Class C Shares Outstanding	(537)	(507)
Class R6:
Shares Subscribed	791	42
Shares Issued on Distributions Reinvested	13	—
Shares Redeemed	(794)	(562)
Net Increase (Decrease) in Class R6 Shares Outstanding	10	(520)

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$17.70		$12.10		$33.57		$43.28		$26.06
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.08)		(0.14)		(0.32)		(0.19)
Net Realized and Unrealized Gain (Loss)	6.51		5.68		(17.90)		(1.61)		19.64
Total from Investment Operations	6.43		5.60		(18.04)		(1.93)		19.45
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		—		—		—		—
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)
Total Distributions	(0.36)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$23.77		$17.70		$12.10		$33.57		$43.28
Total Return(3)	36.16%		46.28	%(4)	(54.54)%		(4.45)%		74.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,895		$120,584		$112,250		$576,158		$656,030
Ratio of Expenses Before Expense Limitation	1.03%		1.01%		0.97%		0.88%		0.89%
Ratio of Expenses After Expense Limitation	0.85	%(5)	0.81	%(5)(6)	0.85	%(5)	0.85	%(5)	0.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(5)	N/A		0.85	%(5)	N/A		N/A
Ratio of Net Investment Loss	(0.43	)%(5)	(0.54	)%(5)(6)	(0.68	)%(5)	(0.73	)%(5)	(0.54	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	57%		42%		51%		69%		73%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.85%	(0.58)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$16.70		$11.45		$32.26		$42.02		$25.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.12)		(0.19)		(0.44)		(0.28)
Net Realized and Unrealized Gain (Loss)	6.13		5.37		(17.19)		(1.54)		19.11
Total from Investment Operations	5.99		5.25		(17.38)		(1.98)		18.83
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		—		—		—		—
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)
Total Distributions	(0.29)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$22.40		$16.70		$11.45		$32.26		$42.02
Total Return(3)	35.75%		45.85	%(4)	(54.71)%		(4.72)%		74.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,723		$46,114		$39,913		$117,424		$130,176
Ratio of Expenses Before Expense Limitation	1.29%		1.26%		1.23%		1.14%		N/A
Ratio of Expenses After Expense Limitation	1.17	%(5)	1.13	%(5)(6)	1.19	%(5)	1.14	%(5)	1.15	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.17	%(5)	N/A		1.19	%(5)	N/A		N/A
Ratio of Net Investment Loss	(0.76	)%(5)	(0.87	)%(5)(6)	(1.02	)%(5)	(1.02	)%(5)	(0.84	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	57%		42%		51%		69%		73%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.18%	(0.92)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$17.47		$11.96		$33.31		$43.04		$25.95
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.10)		(0.16)		(0.36)		(0.21)
Net Realized and Unrealized Gain (Loss)	6.42		5.61		(17.76)		(1.59)		19.53
Total from Investment Operations	6.31		5.51		(17.92)		(1.95)		19.32
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		—		—		—		—
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)
Total Distributions	(0.33)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$23.45		$17.47		$11.96		$33.31		$43.04
Total Return(3)	35.97%		46.07	%(4)	(54.61)%		(4.54)%		74.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,659		$1,616		$1,261		$4,120		$5,391
Ratio of Expenses Before Expense Limitation	1.95%		1.92%		1.79%		1.65%		1.66%
Ratio of Expenses After Expense Limitation	0.99	%(5)	0.94	%(5)(6)	0.99	%(5)	0.94	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99	%(5)	N/A		0.99	%(5)	N/A		N/A
Ratio of Net Investment Loss	(0.57	)%(5)	(0.68	)%(5)(6)	(0.81	)%(5)	(0.82	)%(5)	(0.64	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	57%		42%		51%		69%		73%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.99%	(0.73)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$15.26		$10.55		$30.48		$40.44		$24.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.25)		(0.21)		(0.31)		(0.71)		(0.50)
Net Realized and Unrealized Gain (Loss)	5.57		4.92		(16.19)		(1.47)		18.49
Total from Investment Operations	5.32		4.71		(16.50)		(2.18)		17.99
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		—		—		—		—
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)
Total Distributions	(0.13)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$20.45		$15.26		$10.55		$30.48		$40.44
Total Return(3)	34.81%		44.64	%(4)	(55.02)%		(5.41)%		73.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,241		$21,811		$20,422		$68,793		$71,419
Ratio of Expenses Before Expense Limitation	2.04%		2.01%		1.95%		1.84%		N/A
Ratio of Expenses After Expense Limitation	1.92	%(5)	1.89	%(5)(6)	1.90	%(5)	1.84	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.92	%(5)	N/A		1.90	%(5)	N/A		N/A
Ratio of Net Investment Loss	(1.50	)%(5)	(1.62	)%(5)(6)	(1.72	)%(5)	(1.72	)%(5)	(1.55	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	57%		42%		51%		69%		73%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.93%	(1.66)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$17.82		$12.18		$33.74		$43.41		$26.12
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.07)		(0.13)		(0.29)		(0.16)
Net Realized and Unrealized Gain (Loss)	6.55		5.71		(18.00)		(1.60)		19.68
Total from Investment Operations	6.47		5.64		(18.13)		(1.89)		19.52
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		—		—		—		—
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)
Total Distributions	(0.36)		—		(3.43)		(7.78)		(2.23)
Net Asset Value, End of Period	$23.93		$17.82		$12.18		$33.74		$43.41
Total Return(4)	36.19%		46.31	%(5)	(54.53)%		(4.36)%		74.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,478		$17,305		$18,157		$47,842		$41,263
Ratio of Expenses Before Expense Limitation	0.96%		0.90%		0.86%		0.77%		N/A
Ratio of Expenses After Expense Limitation	0.81	%(6)	0.77	%(6)(7)	0.81	%(6)	0.77	%(6)	0.79	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.81	%(6)	N/A		0.81	%(6)	N/A		N/A
Ratio of Net Investment Loss	(0.39	)%(6)	(0.50	)%(6)(7)	(0.64	)%(6)	(0.65	)%(6)	(0.47	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	57%		42%		51%		69%		73%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.81%	(0.54)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi- Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $5,813,000 or approximately 2.98% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/ dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/ vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$18,498	$—	$—	$18,498
Biotechnology	2,044	—	—	2,044
Broadline Retail	19,149	—	—	19,149
Capital Markets	3,868	—	—	3,868
Entertainment	10,599	—	—	10,599
Financial Services	4,669	7,081	—	11,750
Ground Transportation	5,102	—	—	5,102
Hotels, Restaurants & Leisure	19,544	—	—	19,544
Information Technology Services	40,172	—	—	40,172
Life Sciences Tools & Services	3,049	—	—	3,049
Media	10,350	—	—	10,350
Pharmaceuticals	6,227	—	—	6,227
Semiconductors & Semiconductor Equipment	7,073	—	—	7,073
Software	14,632	—	—	14,632
Specialized REITs	3,062	—	—	3,062
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Specialty Retail	$4,672	$—	$—	$4,672
Textiles, Apparel & Luxury Goods	—	5,408	—	5,408
Total Common Stocks	172,710	12,489	—	185,199
Investment Company	5,810	—	—	5,810
Call Options Purchased	—	583	—	583
Short-Term Investment
Investment Company	4,426	—	—	4,426
Total Assets	$182,946	$13,072	$—	$196,018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$583	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(679	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$213	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$583	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$153	$—	$—	$153
JPMorgan Chase Bank NA	224	—	(224)	0
Standard Chartered Bank	206	—	—	206
Total	$583	$—	$(224)	$359

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	174,291,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $223,000 of advisory fees were waived and approximately $63,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the year ended December 31, 2024, this waiver amounted to approximately $11,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $101,896,000 and $169,311,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$2,145	$115,318	$113,037	$157
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$4,426

During the year ended December 31, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,695	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,730	$(3,730)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $91,405,000 and $55,703,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $21,558,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Advantage Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Advantage Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 5.84% of the dividends qualified for the dividends received deduction.

The Fund designated approximately $80,000 of its distributions paid as qualified business income.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $158,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

25

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MAPPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (91.6%)
Beverages (4.9%)
Coca-Cola Co.	570	$35
Constellation Brands, Inc., Class A	144	32
		67
Capital Markets (8.5%)
CME Group, Inc.	159	37
FactSet Research Systems, Inc.	39	19
Intercontinental Exchange, Inc.	297	44
S&P Global, Inc.	34	17
		117
Electronic Equipment, Instruments & Components (1.4%)
CDW Corp.	110	19
Financial Services (7.0%)
Jack Henry & Associates, Inc.	78	13
Visa, Inc., Class A	262	83
		96
Health Care Equipment & Supplies (7.9%)
Abbott Laboratories	280	32
Becton Dickinson & Co.	158	36
Hologic, Inc. (a)	277	20
Steris PLC	100	20
		108
Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	79	40
Hotels, Restaurants & Leisure (2.5%)
Booking Holdings, Inc.	7	35
Household Products (3.6%)
Procter & Gamble Co.	295	49
Information Technology Services (4.3%)
Accenture PLC, Class A	168	59
Insurance (5.8%)
Aon PLC, Class A	146	52
Arthur J Gallagher & Co.	94	27
		79
Interactive Media & Services (4.9%)
Alphabet, Inc., Class A	352	67
Life Sciences Tools & Services (7.2%)
IQVIA Holdings, Inc. (a)	142	28
Revvity, Inc.	260	29
Thermo Fisher Scientific, Inc.	80	42
		99
Machinery (2.8%)
Otis Worldwide Corp.	415	38
Pharmaceuticals (1.5%)
Zoetis, Inc.	129	21
	Shares	Value (000)
Professional Services (7.2%)
Automatic Data Processing, Inc.	140	$41
Broadridge Financial Solutions, Inc.	160	36
Equifax, Inc.	80	21
		98
Semiconductors & Semiconductor Equipment (3.6%)
Texas Instruments, Inc.	264	49
Software (11.5%)
Constellation Software, Inc. (Canada)	8	25
Microsoft Corp.	218	92
Roper Technologies, Inc.	77	40
		157
Specialty Retail (2.6%)
AutoZone, Inc. (a)	11	35
Tobacco (1.5%)
Philip Morris International, Inc.	171	21
Total Common Stocks (Cost $1,100)		1,254
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	16	—
	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $19)	18,597	19
Total Investments (93.0%) (Cost $1,119) (c)		1,273
Other Assets in Excess of Liabilities (7.0%)		96
Net Assets (100.0%)		$1,369

(a)  Non-income producing security.

(b)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $1,127,000. The aggregate gross unrealized appreciation is approximately $172,000 and the aggregate gross unrealized depreciation is approximately $26,000, resulting in net unrealized appreciation of approximately $146,000.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

American Resilience Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.2%
Software	12.3
Capital Markets	9.2
Health Care Equipment & Supplies	8.5
Life Sciences Tools & Services	7.8
Professional Services	7.6
Financial Services	7.6
Insurance	6.2
Beverages	5.3
Interactive Media & Services	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

American Resilience Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,100)	$1,254
Investment in Security of Affiliated Issuer, at Value (Cost $19)	19
Total Investments in Securities, at Value (Cost $1,119)	1,273
Foreign Currency, at Value (Cost $—@)	—	@
Due from Adviser	78
Dividends Receivable	2
Receivable for Fund Shares Sold	1
Receivable from Affiliate	—	@
Other Assets	34
Total Assets	1,388
Liabilities:
Payable for Professional Fees	4
Payable for Custodian Fees	4
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	19
Net Assets	$1,369
Net Assets Consist of:
Paid-in-Capital	$1,204
Total Distributable Earnings	165
Net Assets	$1,369
CLASS I:
Net Assets	$1,186
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	101,925
Net Asset Value, Offering and Redemption Price Per Share	$11.64
CLASS A:
Net Assets	$61
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,263
Net Asset Value, Redemption Price Per Share	$11.62
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.26
CLASS C:
Net Assets	$60
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,201
Net Asset Value, Offering and Redemption Price Per Share	$11.54
CLASS R6:
Net Assets	$62
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,302
Net Asset Value, Offering and Redemption Price Per Share	$11.64

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

American Resilience Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$16
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	17
Expenses:
Professional Fees	150
Registration Fees	55
Shareholder Reporting Fees	16
Custodian Fees (Note F)	10
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Advisory Fees (Note B)	7
Pricing Fees	3
Directors' Fees and Expenses	2
Administration Fees (Note C)	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Other Expenses	19
Total Expenses	272
Expenses Reimbursed by Adviser (Note B)	(248)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Waiver of Advisory Fees (Note B)	(7)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	9
Net Investment Income	8
Realized Gain (Loss):
Investments Sold	69
Foreign Currency Transaction	(—	@)
Net Realized Gain	69
Change in Unrealized Appreciation (Depreciation):
Investments	43
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	43
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	112
Net Increase in Net Assets Resulting from Operations	$120

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

American Resilience Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8	$10
Net Realized Gain (Loss)	69	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	43	172
Net Increase in Net Assets Resulting from Operations	120	182
Dividends and Distributions to Shareholders:
Class I	(53)	(12)
Class A	(3)	(1)
Class C	(2)	(—	@)
Class R6	(3)	(1)
Total Dividends and Distributions to Shareholders	(61)	(14)
Capital Share Transactions:(1)
Class I:
Subscribed	135	3
Distributions Reinvested	53	12
Redeemed	(4)	(—	@)
Class A:
Distributions Reinvested	3	1
Class C:
Distributions Reinvested	2	—	@
Class R6:
Distributions Reinvested	3	1
Net Increase in Net Assets Resulting from Capital Share Transactions	192	17
Total Increase in Net Assets	251	185
Net Assets:
Beginning of Period	1,118	933
End of Period	$1,369	$1,118
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11	—	@@
Shares Issued on Distributions Reinvested	4	1
Shares Redeemed	(— @@)	(—	@@)
Net Increase in Class I Shares Outstanding	15	1
Class A:
Shares Issued on Distributions Reinvested	— @@	—	@@
Class C:
Shares Issued on Distributions Reinvested	— @@	—	@@
Class R6:
Shares Issued on Distributions Reinvested	— @@	—	@@
Net Increase in Class R6 Shares Outstanding	— @@	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

American Resilience Portfolio

	Class I
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.10		0.04
Net Realized and Unrealized Gain (Loss)	1.11		1.72		(0.71)
Total from Investment Operations	1.18		1.82		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.14)		—
Net Realized Gain	(0.44)		—		—
Total Distributions	(0.55)		(0.14)		—
Net Asset Value, End of Period	$11.64		$11.01		$9.33
Total Return(3)	10.56%		19.54	%(4)	(6.70	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,186		$952		$793
Ratio of Expenses Before Expense Limitation	21.08%		29.44%		36.85	%(6)
Ratio of Expenses After Expense Limitation	0.70	%(7)	0.50	%(7)(8)	0.70	%(6)(7)
Ratio of Net Investment Income	0.63	%(7)	0.95	%(7)(8)	0.91	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	43%		35%		6	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.22% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 19.32%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.70%	0.75%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

American Resilience Portfolio

	Class A
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$10.99		$9.31		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.06		0.02
Net Realized and Unrealized Gain (Loss)	1.10		1.73		(0.71)
Total from Investment Operations	1.13		1.79		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)		—
Net Realized Gain	(0.44)		—		—
Total Distributions	(0.50)		(0.11)		—
Net Asset Value, End of Period	$11.62		$10.99		$9.31
Total Return(3)	10.21%		19.20	%(4)	(6.90	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61		$55		$47
Ratio of Expenses Before Expense Limitation	24.76%		33.82%		41.47	%(6)
Ratio of Expenses After Expense Limitation	1.05	%(7)	0.85	%(7)(8)	1.05	%(6)(7)
Ratio of Net Investment Income	0.29	%(7)	0.61	%(7)(8)	0.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	43%		35%		6	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.22% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 18.98%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.05%	0.41%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

American Resilience Portfolio

	Class C
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$10.95		$9.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.08		1.71		(0.70)
Total from Investment Operations	1.03		1.69		(0.71)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—
Net Realized Gain	(0.44)		—		—
Total Distributions	(0.44)		(0.03)		—
Net Asset Value, End of Period	$11.54		$10.95		$9.29
Total Return(3)	9.31%		18.21	%(4)	(7.10	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$60		$55		$46
Ratio of Expenses Before Expense Limitation	25.56%		34.58%		42.21	%(6)
Ratio of Expenses After Expense Limitation	1.80	%(7)	1.60	%(7)(8)	1.80	%(6)(7)
Ratio of Net Investment Loss	(0.46	)%(7)	(0.15	)%(7)(8)	(0.20	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	43%		35%		6	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.22% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 17.99%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.80%	(0.35)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

American Resilience Portfolio

	Class R6
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.10		0.04
Net Realized and Unrealized Gain (Loss)	1.10		1.73		(0.71)
Total from Investment Operations	1.18		1.83		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.15)		—
Net Realized Gain	(0.44)		—		—
Total Distributions	(0.55)		(0.15)		—
Net Asset Value, End of Period	$11.64		$11.01		$9.33
Total Return(3)	10.61%		19.60	%(4)	(6.70	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$62		$56		$47
Ratio of Expenses Before Expense Limitation	24.27%		33.36%		41.22	%(6)
Ratio of Expenses After Expense Limitation	0.65	%(7)	0.45	%(7)(8)	0.65	%(6)(7)
Ratio of Net Investment Income	0.69	%(7)	1.00	%(7)(8)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	43%		35%		6	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.22% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 19.38%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.65%	0.80%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the American Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks	$1,254	(1)	$—	$—		$1,254
Warrants	—		—	—	†	—	†
Short-Term Investment
Investment Company	19		—	—		19
Total Assets	$1,273		$—	$—	†	$1,273	†

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.80% for Class C shares and 0.65% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $7,000 of advisory fees were waived and approximately $256,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $650,000 and $509,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$21	$559	$561	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$19

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11	$50	$14	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)		Paid-in Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3	$17

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

J. Other: At December 31, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Resilience Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of American Resilience Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from July 29, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from July 29, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100.00% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $50,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $16,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

19

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSCUX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
China (47.8%)
China Resources Mixc Lifestyle Services Ltd. (a)	388,800	$1,437
Full Truck Alliance Co. Ltd. ADR	518,189	5,607
Greentown Service Group Co. Ltd. (a)	1,304,000	638
Haidilao International Holding Ltd. (a)	2,400,000	4,845
KE Holdings, Inc. ADR	203,476	3,748
Kuaishou Technology (a)(b)	411,400	2,158
Kweichow Moutai Co. Ltd., Class A	26,394	5,511
Meituan, Class B (a)(b)	395,720	7,694
PDD Holdings, Inc. ADR (b)	30,617	2,969
Qifu Technology, Inc. ADR	149,273	5,729
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	51,500	1,799
Tencent Holdings Ltd. (a)	105,300	5,620
Trip.com Group Ltd. ADR (b)	146,296	10,044
Wuliangye Yibin Co. Ltd., Class A	107,100	2,055
		59,854
Hong Kong (2.5%)
AIA Group Ltd.	427,100	3,068
India (26.9%)
Axis Bank Ltd.	302,963	3,757
HDFC Bank Ltd.	312,860	6,470
ICICI Bank Ltd. ADR	284,095	8,483
Indian Hotels Co. Ltd.	114,791	1,173
MakeMyTrip Ltd. (b)	27,406	3,077
Niva Bupa Health Insurance Co. Ltd. (b)	494,849	486
Titan Co. Ltd.	109,528	4,152
Zomato Ltd. (b)	1,872,486	6,066
		33,664
Korea, Republic of (12.1%)
Coupang, Inc. (b)	354,421	7,790
KakaoBank Corp.	229,744	3,246
NAVER Corp. (b)	25,700	3,429
Webtoon Entertainment, Inc. (b)(c)	45,965	625
		15,090
Singapore (4.4%)
Grab Holdings Ltd., Class A (b)	1,178,290	5,562
Taiwan (5.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	196,000	6,370
Total Common Stocks (Cost $91,779)		123,608
Short-Term Investments (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $1,657)	1,656,659	1,657
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G)	3,030	3
	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $1; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $1)	$1	$1
Total Securities held as Collateral on Loaned Securities (Cost $3)		4
Total Short-Term Investments (Cost $1,660)		1,661
Total Investments (100.1%) (Cost $93,439) Including $4 of Securities Loaned (d)(e)		125,269
Liabilities in Excess of Other Assets (–0.1%)		(175)
Net Assets (100.0%)		$125,094

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at December 31, 2024.

(d)  The approximate fair value and percentage of net assets, $69,488,000 and 55.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $104,758,000. The aggregate gross unrealized appreciation is approximately $41,576,000 and the aggregate gross unrealized depreciation is approximately $21,921,000, resulting in net unrealized appreciation of approximately $19,655,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	26.2%
Other*	18.2
Banks	17.6
Interactive Media & Services	9.4
Ground Transportation	8.9
Broadline Retail	8.6
Beverages	6.0
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $91,779)	$123,609
Investment in Security of Affiliated Issuer, at Value (Cost $1,660)	1,660
Total Investments in Securities, at Value (Cost $93,439)	125,269
Foreign Currency, at Value (Cost $—@)	—	@
Cash	1
Receivable for Investments Sold	851
Receivable for Fund Shares Sold	181
Dividends Receivable	19
Receivable from Affiliate	6
Cash from Securities Lending	—	@
Other Assets	58
Total Assets	126,385
Liabilities:
Deferred Capital Gain Country Tax	856
Payable for Advisory Fees	228
Payable for Fund Shares Redeemed	79
Payable for Custodian Fees	58
Payable for Professional Fees	15
Payable for Shareholder Services Fees Class A	4
Payable for Distribution and Shareholder Services Fees Class C	6
Payable for Administration Fees	9
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Collateral on Securities Loaned, at Value	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	21
Total Liabilities	1,291
Net Assets	$125,094
Net Assets Consist of:
Paid-in-Capital	$236,004
Total Accumulated Loss	(110,910)
Net Assets	$125,094

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$96,057
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,508,413
Net Asset Value, Offering and Redemption Price Per Share	$21.31
CLASS A:
Net Assets	$19,120
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	915,780
Net Asset Value, Redemption Price Per Share	$20.88
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.16
Maximum Offering Price Per Share	$22.04
CLASS C:
Net Assets	$6,772
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	341,569
Net Asset Value, Offering and Redemption Price Per Share	$19.83
CLASS R6:
Net Assets	$3,145
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	147,092
Net Asset Value, Offering and Redemption Price Per Share	$21.38
(1) Including: Securities on Loan, at Value:	$4

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Asia Opportunity Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $105 of Foreign Taxes Withheld)	$1,779
Dividends from Security of Affiliated Issuer (Note G)	115
Income from Securities Loaned — Net	1
Total Investment Income	1,895
Expenses:
Advisory Fees (Note B)	1,044
Professional Fees	191
Shareholder Services Fees — Class A (Note D)	51
Distribution and Shareholder Services Fees — Class C (Note D)	78
Sub Transfer Agency Fees — Class I	89
Sub Transfer Agency Fees — Class A	17
Sub Transfer Agency Fees — Class C	5
Administration Fees (Note C)	104
Custodian Fees (Note F)	90
Registration Fees	61
Shareholder Reporting Fees	28
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	3
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	27
Total Expenses	1,806
Waiver of Advisory Fees (Note B)	(181)
Reimbursement of Class Specific Expenses — Class I (Note B)	(45)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,573
Net Investment Income	322
Realized Gain (Loss):
Investments Sold (Net of $221 of Capital Gain Country Tax)	4,333
Foreign Currency Transaction	(59)
Net Realized Gain	4,274
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $214)	17,717
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	17,717
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	21,991
Net Increase in Net Assets Resulting from Operations	$22,313

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$322	$274
Net Realized Gain (Loss)	4,274	(30,134)
Net Change in Unrealized Appreciation (Depreciation)	17,717	11,801
Net Increase (Decrease) in Net Assets Resulting from Operations	22,313	(18,059)
Dividends and Distributions to Shareholders:
Class I	(1,725)	(275)
Class A	(293)	—
Class C	(51)	—
Class R6	(58)	(33)
Total Dividends and Distributions to Shareholders	(2,127)	(308)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	19,915	57,083
Distributions Reinvested	1,710	272
Redeemed	(40,571)	(98,173)
Class A:
Subscribed	4,170	8,380
Distributions Reinvested	245	—
Redeemed	(11,805)	(11,576)
Class C:
Subscribed	110	460
Distributions Reinvested	51	—
Redeemed	(3,792)	(4,113)
Class R6:
Subscribed	137	22
Distributions Reinvested	58	33
Redeemed	(6,752)	(82)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,524)	(47,694)
Redemption Fees	2	1
Total Decrease in Net Assets	(16,336)	(66,060)
Net Assets:
Beginning of Period	141,430	207,490
End of Period	$125,094	$141,430
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,056	2,873
Shares Issued on Distributions Reinvested	77	15
Shares Redeemed	(2,097)	(5,320)
Net Decrease in Class I Shares Outstanding	(964)	(2,432)
Class A:
Shares Subscribed	216	435
Shares Issued on Distributions Reinvested	11	—
Shares Redeemed	(630)	(636)
Net Decrease in Class A Shares Outstanding	(403)	(201)
Class C:
Shares Subscribed	7	25
Shares Issued on Distributions Reinvested	2	—
Shares Redeemed	(212)	(236)
Net Decrease in Class C Shares Outstanding	(203)	(211)
Class R6:
Shares Subscribed	7	1
Shares Issued on Distributions Reinvested	3	2
Shares Redeemed	(399)	(4)
Net Decrease in Class R6 Shares Outstanding	(389)	(1)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$18.11		$19.49		$24.99		$31.72		$21.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		0.05		0.00	(3)	(0.12)		(0.12)
Net Realized and Unrealized Gain (Loss)	3.52		(1.38)		(5.50)		(6.39)		11.16
Total from Investment Operations	3.59		(1.33)		(5.50)		(6.51)		11.04
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.05)		—		—		—
Net Realized Gain	—		—		—		(0.22)		(0.34)
Total Distributions	(0.39)		(0.05)		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.31		$18.11		$19.49		$24.99		$31.72
Total Return(4)	19.72%		(6.83	)%(5)	(22.01)%		(20.52)%		52.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$96,057		$99,101		$154,092		$320,534		$366,758
Ratio of Expenses Before Expense Limitation	1.28%		1.22%		1.17%		1.05%		N/A
Ratio of Expenses After Expense Limitation	1.10	%(6)	1.07	%(6)(7)	1.10	%(6)	1.05	%(6)	1.06	%(6)
Ratio of Net Investment Income (Loss)	0.36	%(6)	0.25	%(6)(7)	0.01	%(6)	(0.41	)%(6)	(0.48	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	19%		16%		14%		65%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.23%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$17.75		$19.12		$24.58		$31.29		$20.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.02)		(0.06)		(0.20)		(0.19)
Net Realized and Unrealized Gain (Loss)	3.44		(1.35)		(5.40)		(6.29)		11.03
Total from Investment Operations	3.45		(1.37)		(5.46)		(6.49)		10.84
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		—		—		—		—
Net Realized Gain	—		—		—		(0.22)		(0.34)
Total Distributions	(0.32)		—		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.88		$17.75		$19.12		$24.58		$31.29
Total Return(4)	19.36%		(7.17	)%(5)	(22.21)%		(20.74)%		52.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,120		$23,418		$29,072		$77,496		$98,559
Ratio of Expenses Before Expense Limitation	1.54%		1.53%		1.42%		1.32%		N/A
Ratio of Expenses After Expense Limitation	1.40	%(6)	1.40	%(6)(7)	1.38	%(6)	1.32	%(6)	1.34	%(6)
Ratio of Net Investment Income (Loss)	0.05	%(6)	(0.08	)%(6)(7)	(0.29	)%(6)	(0.69	)%(6)	(0.76	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	19%		16%		14%		65%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.43%	(0.11)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$16.86		$18.29		$23.69		$30.39		$20.35
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.15)		(0.19)		(0.41)		(0.36)
Net Realized and Unrealized Gain (Loss)	3.24		(1.28)		(5.21)		(6.07)		10.74
Total from Investment Operations	3.12		(1.43)		(5.40)		(6.48)		10.38
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		—		—		—		—
Net Realized Gain	—		—		—		(0.22)		(0.34)
Total Distributions	(0.15)		—		—		(0.22)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.83		$16.86		$18.29		$23.69		$30.39
Total Return(4)	18.47%		(7.82	)%(5)	(22.79)%		(21.32)%		51.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,772		$9,174		$13,816		$18,947		$19,042
Ratio of Expenses Before Expense Limitation	2.29%		2.26%		2.15%		2.05%		N/A
Ratio of Expenses After Expense Limitation	2.15	%(6)	2.14	%(6)(7)	2.11	%(6)	2.05	%(6)	2.08	%(6)
Ratio of Net Investment Loss	(0.70	)%(6)	(0.82	)%(6)(7)	(1.00	)%(6)	(1.41	)%(6)	(1.49	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	19%		16%		14%		65%		44%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.16%	(0.84)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$18.15		$19.55		$25.04		$31.76		$21.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.08		0.06		0.01		(0.09)		(0.09)
Net Realized and Unrealized Gain (Loss)	3.54		(1.40)		(5.50)		(6.41)		11.15
Total from Investment Operations	3.62		(1.34)		(5.49)		(6.50)		11.06
Distributions from and/or in Excess of:
Net Investment Income	(0.40)		(0.06)		—		—		—
Net Realized Gain	—		—		—		(0.22)		(0.34)
Total Distributions	(0.40)		(0.06)		—		(0.22)		(0.34)
Redemption Fees	0.01		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$21.38		$18.15		$19.55		$25.04		$31.76
Total Return(5)	19.90%		(6.80	)%(6)	(21.96)%		(20.46)%		52.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,145		$9,737		$10,510		$13,400		$26,707
Ratio of Expenses Before Expense Limitation	1.28%		1.17%		1.12%		0.98%		1.03%
Ratio of Expenses After Expense Limitation	1.05	%(7)	1.02	%(7)(8)	1.05	%(7)	0.98	%(7)	1.01	%(7)
Ratio of Net Investment Income (Loss)	0.41	%(7)	0.29	%(7)(8)	0.06	%(7)	(0.31	)%(7)	(0.32	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	19%		16%		14%		65%		44%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.04%	0.27%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Asia Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs").The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$8,483	$13,473	$—	$21,956
Beverages	—	7,566	—	7,566
Broadline Retail	10,759	—	—	10,759
Consumer Finance	5,729	—	—	5,729
Ground Transportation	11,169	—	—	11,169
Health Care Equipment & Supplies	—	1,799	—	1,799
Hotels, Restaurants & Leisure	13,121	19,778	—	32,899
Insurance	486	3,068	—	3,554
Interactive Media & Services	625	11,207	—	11,832
Real Estate Management & Development	3,748	2,075	—	5,823
Semiconductors & Semiconductor Equipment	—	6,370	—	6,370
Textiles, Apparel & Luxury Goods	—	4,152	—	4,152
Total Common Stocks	54,120	69,488	—	123,608
Short-Term Investments
Investment Company	1,660	—	—	1,660
Repurchase Agreement	—	1	—	1
Total Short-Term Investments	1,660	1	—	1,661
Total Assets	$55,780	$69,489	$—	$125,269

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4	(a)	$—	$(4	)(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $4,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of less than $500, which is not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4	$—	$—	$—	$4
Total Borrowings	$4	$—	$—	$—	$4
Gross amount of recognized liabilities for securities lending transactions					$4

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,

(ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.66% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $181,000 of advisory fees were waived and approximately $48,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $24,566,000 and $65,524,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$—	$40,504	$38,844	$115
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$1,660

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,127	$—	$308	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,903	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $80,288,000 and $52,144,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,830,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 89.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Asia Opportunity Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Asia Opportunity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $756,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $319,000 and has derived net income from sources within foreign countries amounting to approximately $2,065,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

21

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSAUX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Developing
Opportunity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (100.7%)
Brazil (6.3%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56,830	$813
NU Holdings Ltd., Class A (a)	110,116	1,141
		1,954
China (39.2%)
China Resources Mixc Lifestyle Services Ltd. (b)	104,400	386
Full Truck Alliance Co. Ltd. ADR	93,578	1,012
Haidilao International Holding Ltd. (b)	455,000	919
KE Holdings, Inc. ADR	41,153	758
Kuaishou Technology (a)(b)	76,000	399
Kweichow Moutai Co. Ltd., Class A	5,389	1,125
Meituan, Class B (a)(b)	101,680	1,977
PDD Holdings, Inc. ADR (a)	5,529	536
Qifu Technology, Inc. ADR	27,856	1,069
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,700	304
Tencent Holdings Ltd. (b)	21,600	1,153
Trip.com Group Ltd. ADR (a)	30,635	2,103
Wuliangye Yibin Co. Ltd., Class A	20,100	386
		12,127
India (26.7%)
Axis Bank Ltd.	83,514	1,036
HDFC Bank Ltd.	74,755	1,546
ICICI Bank Ltd. ADR	64,800	1,935
Indian Hotels Co. Ltd.	30,847	315
MakeMyTrip Ltd. (a)	6,887	773
Niva Bupa Health Insurance Co. Ltd. (a)	182,393	179
Titan Co. Ltd.	24,361	924
Zomato Ltd. (a)	472,011	1,529
		8,237
Korea, Republic of (11.3%)
Coupang, Inc. (a)	84,500	1,857
KakaoBank Corp.	42,386	599
NAVER Corp. (a)	6,570	876
Webtoon Entertainment, Inc. (a)	11,536	157
		3,489
Poland (1.0%)
Allegro.eu SA (a)	46,938	307
Singapore (3.8%)
Grab Holdings Ltd., Class A (a)	250,385	1,182
Taiwan (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	1,690
United States (6.9%)
MercadoLibre, Inc. (a)	1,255	2,134
Total Investments (100.7%) (Cost $22,478) (c)(d)		31,120
Liabilities in Excess of Other Assets (–0.7%)		(211)
Net Assets (100.0%)		$30,909

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $16,284,000 and 52.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $27,877,000. The aggregate gross unrealized appreciation is approximately $10,365,000 and the aggregate gross unrealized depreciation is approximately $7,347,000, resulting in net unrealized appreciation of approximately $3,018,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	24.6%
Banks	20.1
Other*	19.0
Broadline Retail	15.5
Interactive Media & Services	8.3
Ground Transportation	7.1
Semiconductors & Semiconductor Equipment	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $22,478)	$31,120
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	562
Dividends Receivable	5
Receivable from Affiliate	2
Receivable for Fund Shares Sold	1
Other Assets	52
Total Assets	31,742
Liabilities:
Payable to Bank	536
Deferred Capital Gain Country Tax	226
Payable for Custodian Fees	18
Payable for Professional Fees	14
Payable for Fund Shares Redeemed	12
Payable for Advisory Fees	6
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	14
Total Liabilities	833
Net Assets	$30,909
Net Assets Consist of:
Paid-in-Capital	$105,902
Total Accumulated Loss	(74,993)
Net Assets	$30,909
CLASS I:
Net Assets	$23,319
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,324,741
Net Asset Value, Offering and Redemption Price Per Share	$10.03
CLASS A:
Net Assets	$4,940
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	498,327
Net Asset Value, Redemption Price Per Share	$9.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.46
CLASS C:
Net Assets	$2,640
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	275,439
Net Asset Value, Offering and Redemption Price Per Share	$9.58
CLASS R6:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,009
Net Asset Value, Offering and Redemption Price Per Share	$10.05

@  Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Developing Opportunity Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $25 of Foreign Taxes Withheld)	$315
Dividends from Security of Affiliated Issuer (Note G)	33
Total Investment Income	348
Expenses:
Advisory Fees (Note B)	305
Professional Fees	185
Registration Fees	57
Shareholder Services Fees — Class A (Note D)	13
Distribution and Shareholder Services Fees — Class C (Note D)	29
Custodian Fees (Note F)	39
Administration Fees (Note C)	27
Shareholder Reporting Fees	21
Sub Transfer Agency Fees — Class I	11
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class C	2
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	2
Pricing Fees	2
Directors' Fees and Expenses	2
Other Expenses	22
Total Expenses	730
Waiver of Advisory Fees (Note B)	(287)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	438
Net Investment Loss	(90)
Realized Gain (Loss):
Investments Sold (Net of $35 of Capital Gain Country Tax)	634
Foreign Currency Transaction	(35)
Net Realized Gain	599
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $77)	4,722
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	4,722
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,321
Net Increase in Net Assets Resulting from Operations	$5,231

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Developing Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(90)	$(80)
Net Realized Gain (Loss)	599	(8,013)
Net Change in Unrealized Appreciation (Depreciation)	4,722	11,309
Net Increase in Net Assets Resulting from Operations	5,231	3,216
Dividends and Distributions to Shareholders:
Class I	(184)	—
Class A	(22)	—
Class R6	(— @)	—
Total Dividends and Distributions to Shareholders	(206)	—
Capital Share Transactions:(1)
Class I:
Subscribed	6,186	4,936
Distributions Reinvested	178	—
Redeemed	(13,892)	(46,845)
Class A:
Subscribed	283	1,028
Distributions Reinvested	22	—
Redeemed	(1,081)	(1,334)
Class C:
Subscribed	64	51
Redeemed	(1,110)	(1,021)
Class R6:
Subscribed	—	1
Distributions Reinvested	— @	—
Redeemed	(1)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,351)	(43,184)
Redemption Fees	—	6
Total Decrease in Net Assets	(4,326)	(39,962)
Net Assets:
Beginning of Period	35,235	75,197
End of Period	$30,909	$35,235
(1) Capital Share Transactions:
Class I:
Shares Subscribed	702	578
Shares Issued on Distributions Reinvested	17	—
Shares Redeemed	(1,515)	(5,498)
Net Decrease in Class I Shares Outstanding	(796)	(4,920)
Class A:
Shares Subscribed	32	121
Shares Issued on Distributions Reinvested	2	—
Shares Redeemed	(118)	(159)
Net Decrease in Class A Shares Outstanding	(84)	(38)
Class C:
Shares Subscribed	7	6
Shares Redeemed	(125)	(125)
Net Decrease in Class C Shares Outstanding	(118)	(119)
Class R6:
Shares Subscribed	—	— @@
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(— @@)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(— @@)	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
	Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.65		$8.21		$11.79		$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.00	)(4)	(0.04)		(0.10)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.47		0.44		(3.54)		(2.61)		4.60
Total from Investment Operations	1.46		0.44		(3.58)		(2.71)		4.50
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		—		—		—		—
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$10.03		$8.65		$8.21		$11.79		$14.50
Total Return(5)	16.79%		5.36	%(6)	(30.36)%		(18.69)%		45.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,319		$26,984		$66,056		$197,435		$234,923
Ratio of Expenses Before Expense Limitation	2.00%		1.69%		1.45%		1.23%		1.41	%(8)
Ratio of Expenses After Expense Limitation	1.15	%(9)	1.12	%(9)(10)	1.15	%(9)	1.15	%(9)	1.14	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.15	%(9)	N/A		N/A
Ratio of Net Investment Loss	(0.12	)%(9)	(0.04	)%(9)(10)	(0.42	)%(9)	(0.73	)%(9)	(0.87	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	29%		15%		31%		64%		18	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.15%	(0.07)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class A
	Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.55		$8.15		$11.73		$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.03)		(0.06)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.44		0.43		(3.52)		(2.60)		4.60
Total from Investment Operations	1.40		0.40		(3.58)		(2.74)		4.47
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		—		—		—		—
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.91		$8.55		$8.15		$11.73		$14.47
Total Return(5)	16.40%		4.91	%(6)	(30.52)%		(18.94)%		44.70	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,940		$4,981		$5,057		$11,974		$11,721
Ratio of Expenses Before Expense Limitation	2.32%		1.99%		1.69%		1.48%		1.72	%(8)
Ratio of Expenses After Expense Limitation	1.47	%(9)	1.44	%(9)(10)	1.45	%(9)	1.46	%(9)	1.44	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.44	%(9)	N/A		N/A
Ratio of Net Investment Loss	(0.44	)%(9)	(0.38	)%(9)(10)	(0.69	)%(9)	(1.03	)%(9)	(1.17	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	29%		15%		31%		64%		18	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.50%	(0.44)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
	Year Ended December 31,								Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.29		$7.97		$11.55		$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.11)		(0.09)		(0.12)		(0.24)		(0.22)
Net Realized and Unrealized Gain (Loss)	1.40		0.41		(3.46)		(2.57)		4.58
Total from Investment Operations	1.29		0.32		(3.58)		(2.81)		4.36
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.58		$8.29		$7.97		$11.55		$14.36
Total Return(5)	15.56%		4.15	%(6)	(31.08)%		(19.57)%		43.60	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,640		$3,260		$4,076		$6,911		$5,893
Ratio of Expenses Before Expense Limitation	3.10%		2.74%		2.45%		2.21%		2.53	%(8)
Ratio of Expenses After Expense Limitation	2.25	%(9)	2.20	%(9)(10)	2.21	%(9)	2.19	%(9)	2.24	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.20	%(9)	N/A		N/A
Ratio of Net Investment Loss	(1.22	)%(9)	(1.12	)%(9)(10)	(1.44	)%(9)	(1.78	)%(9)	(1.97	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	29%		15%		31%		64%		18	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.25%	(1.17)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class R6(1)
	Year Ended December 31,								Period from February 14, 2020(2) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$8.67		$8.23		$11.80		$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	(0.00	)(5)	0.00	(5)	(0.03)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	1.46		0.44		(3.54)		(2.61)		4.58
Total from Investment Operations	1.46		0.44		(3.57)		(2.71)		4.51
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		—		—		—		—
Redemption Fees	—		0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$10.05		$8.67		$8.23		$11.80		$14.51
Total Return(6)	16.81%		5.35	%(7)	(30.25)%		(18.68)%		45.10	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$8		$12		$15
Ratio of Expenses Before Expense Limitation	25.49%		29.92%		24.48%		17.42%		17.67	%(9)
Ratio of Expenses After Expense Limitation	1.10	%(10)	1.03	%(10)(11)	1.11	%(10)(12)	1.10	%(10)	1.09	%(9)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.10	%(10)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.07	)%(10)	0.05	%(10)(11)	(0.34	)%(10)	(0.69	)%(10)	(0.67	)%(9)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(13)	0.00	%(13)	0.00	%(13)	0.00	%(13)	0.01	%(9)
Portfolio Turnover Rate	29%		15%		31%		64%		18	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Not annualized.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.09%	(0.01)%

(12)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Consolidated Financial Statements.

(13)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Developing Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs").The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing

10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$3,076	$3,181	$—	$6,257
Beverages	—	1,511	—	1,511
Broadline Retail	4,527	307	—	4,834
Consumer Finance	1,069	—	—	1,069
Ground Transportation	2,194	—	—	2,194
Health Care Equipment & Supplies	—	304	—	304
Hotels, Restaurants & Leisure	2,876	4,740	—	7,616
Insurance	179	—	—	179
Interactive Media & Services	157	2,428	—	2,585
Real Estate Management & Development	758	386	—	1,144
Semiconductors & Semiconductor Equipment	—	1,690	—	1,690
Textiles, Apparel & Luxury Goods	—	924	—	924
Water Utilities	—	813	—	813
Total Assets	$14,836	$16,284	$—	$31,120

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.05% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $287,000 of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $9,543,000 and $19,146,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$95	$12,206	$12,301	$33

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$—

During the year ended December 31, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From: Ordinary Income (000)	2023 Distributions Paid From: Ordinary Income (000)
$206	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$332	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $44,079,000 and $34,198,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 89.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Developing Opportunity Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Developing Opportunity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the period from February 14, 2020 (commencement of operations) through December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the period from February 14, 2020 (commencement of operations) through December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $153,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

19

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MDOAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets
ex China Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (5.1%)
Itau Unibanco Holding SA (Preference)	12,241	$61
NU Holdings Ltd., Class A (a)	1,386	14
Raia Drogasil SA	18,297	65
Rede D'Or Sao Luiz SA	19,496	80
Vale SA	4,833	43
WEG SA	10,817	92
		355
Egypt (0.8%)
Commercial International Bank — Egypt (CIB)	35,158	54
India (31.2%)
Axis Bank Ltd.	2,435	30
Bajaj Auto Ltd.	687	71
Bajaj Finance Ltd.	891	71
CG Power & Industrial Solutions Ltd.	9,236	78
Delhivery Ltd. (a)	7,787	31
HDFC Asset Management Co. Ltd.	847	41
HDFC Bank Ltd.	10,260	212
Hindalco Industries Ltd.	14,710	103
Hitachi Energy India Ltd.	356	60
ICICI Bank Ltd.	14,170	212
IDFC First Bank Ltd. (a)	65,200	48
Infosys Ltd.	4,193	92
Infosys Ltd. ADR	3,149	69
Larsen & Toubro Ltd.	1,915	81
Macrotech Developers Ltd.	5,091	82
Mahindra & Mahindra Ltd.	5,707	200
MakeMyTrip Ltd. (a)	365	41
Max Healthcare Institute Ltd.	9,017	119
Pidilite Industries Ltd.	1,858	63
Reliance Industries Ltd.	12,768	181
Samvardhana Motherson International Ltd.	25,452	46
Star Health & Allied Insurance Co. Ltd. (a)	8,897	49
State Bank of India	17,247	160
United Breweries Ltd.	1,566	37
		2,177
Indonesia (4.7%)
Bank Central Asia Tbk. PT	132,600	79
Bank Mandiri Persero Tbk. PT	201,000	71
Bank Rakyat Indonesia Persero Tbk. PT	250,000	63
Bank Syariah Indonesia Tbk. PT	220,000	37
Cisarua Mountain Dairy Tbk. PT	169,700	57
Indosat Tbk. PT	139,800	22
		329
Korea, Republic of (8.7%)
DB Insurance Co. Ltd.	354	25
HYBE Co. Ltd. (a)	111	14
Hyundai Marine & Fire Insurance Co. Ltd.	980	16
Hyundai Motor Co.	192	27
KB Financial Group, Inc.	2,004	113
Kia Corp.	692	47
	Shares	Value (000)
KT&G Corp.	473	$34
NAVER Corp. (a)	260	35
Samsung Electronics Co. Ltd.	6,185	221
Samsung Life Insurance Co. Ltd.	105	7
SK Hynix, Inc.	603	69
		608
Malaysia (1.8%)
CIMB Group Holdings Bhd.	31,200	57
Frontken Corp. Bhd.	47,400	47
Malayan Banking Bhd.	8,500	20
		124
Mexico (4.3%)
Gruma SAB de CV, Class B	5,401	84
Grupo Financiero Banorte SAB de CV Series O	12,071	78
Kimberly-Clark de Mexico SAB de CV, Class A	13,456	19
Qualitas Controladora SAB de CV	6,855	58
Wal-Mart de Mexico SAB de CV	22,529	59
		298
Peru (1.0%)
Credicorp Ltd.	397	73
Poland (3.1%)
Allegro.eu SA (a)	8,122	53
Grupa Kety SA	635	105
Powszechny Zaklad Ubezpieczen SA	5,304	59
		217
Saudi Arabia (1.3%)
Bupa Arabia for Cooperative Insurance Co.	1,603	88
South Africa (6.2%)
AVI Ltd.	14,619	85
Capitec Bank Holdings Ltd.	877	146
Clicks Group Ltd.	2,797	55
OUTsurance Group Ltd.	21,371	75
Standard Bank Group Ltd.	5,787	68
		429
Sweden (1.2%)
Medicover AB	4,953	86
Taiwan (26.9%)
Advantech Co. Ltd.	3,000	32
Airtac International Group	1,000	26
Alchip Technologies Ltd.	1,000	100
ASE Technology Holding Co. Ltd.	24,000	118
Delta Electronics, Inc.	5,000	65
Fubon Financial Holding Co. Ltd.	16,150	44
Hon Hai Precision Industry Co. Ltd.	26,000	145
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,203
Unimicron Technology Corp.	15,000	64
Wiwynn Corp.	1,000	79
		1,876
Thailand (0.9%)
Tisco Financial Group PCL	21,100	61

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

	Shares	Value (000)
United Kingdom (1.3%)
Antofagasta PLC	4,708	$93
United States (0.5%)
MercadoLibre, Inc. (a)	19	32
Total Common Stocks (Cost $5,675)		6,900
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note G) (Cost $39)	38,664	39
Total Investments (99.6%) (Cost $5,714) (b)(c)		6,939
Other Assets in Excess of Liabilities (0.4%)		31
Net Assets (100.0%)		$6,970

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $6,319,000 and 90.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $5,727,000. The aggregate gross unrealized appreciation is approximately $1,503,000 and the aggregate gross unrealized depreciation is approximately $368,000, resulting in net unrealized appreciation of approximately $1,135,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.5%
Banks	23.9
Semiconductors & Semiconductor Equipment	21.5
Insurance	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets ex China Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,675)	$6,900
Investment in Security of Affiliated Issuer, at Value (Cost $39)	39
Total Investments in Securities, at Value (Cost $5,714)	6,939
Foreign Currency, at Value (Cost $3)	3
Due from Adviser	92
Dividends Receivable	7
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	41
Total Assets	7,083
Liabilities:
Deferred Capital Gain Country Tax	77
Payable for Professional Fees	16
Payable for Custodian Fees	8
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	12
Total Liabilities	113
Net Assets	$6,970
Net Assets Consist of:
Paid-in-Capital	$5,813
Total Distributable Earnings	1,157
Net Assets	$6,970
CLASS I:
Net Assets	$6,763
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	548,883
Net Asset Value, Offering and Redemption Price Per Share	$12.32
CLASS A:
Net Assets	$69
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,620
Net Asset Value, Redemption Price Per Share	$12.30
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$12.98
CLASS C:
Net Assets	$68
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,543
Net Asset Value, Offering and Redemption Price Per Share	$12.27
CLASS R6:
Net Assets	$70
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,662
Net Asset Value, Offering and Redemption Price Per Share	$12.32

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets ex China Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $30 of Foreign Taxes Withheld)	$150
Dividends from Security of Affiliated Issuer (Note G)	6
Total Investment Income	156
Expenses:
Professional Fees	190
Registration Fees	57
Advisory Fees (Note B)	53
Custodian Fees (Note F)	21
Shareholder Reporting Fees	18
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Pricing Fees	7
Administration Fees (Note C)	6
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	20
Total Expenses	383
Expenses Reimbursed by Adviser (Note B)	(251)
Waiver of Advisory Fees (Note B)	(53)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	73
Net Investment Income	83
Realized Gain (Loss):
Investments Sold (Net of $8 of Capital Gain Country Tax)	342
Foreign Currency Transaction	(5)
Futures Contracts	2
Net Realized Gain	339
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $13)	(66)
Foreign Currency Translation	(— @)
Futures Contracts	(2)
Net Change in Unrealized Appreciation (Depreciation)	(68)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	271
Net Increase in Net Assets Resulting from Operations	$354

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets ex China Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$83	$99
Net Realized Gain	339	191
Net Change in Unrealized Appreciation (Depreciation)	(68)	881
Net Increase in Net Assets Resulting from Operations	354	1,171
Dividends and Distributions to Shareholders:
Class I	(417)	(382)
Class A	(4)	(4)
Class C	(4)	(3)
Class R6	(4)	(4)
Total Dividends and Distributions to Shareholders	(429)	(393)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	417	382
Class A:
Distributions Reinvested	4	4
Class C:
Distributions Reinvested	4	3
Class R6:
Distributions Reinvested	4	4
Net Increase in Net Assets Resulting from Capital Share Transactions	429	393
Total Increase in Net Assets	354	1,171
Net Assets:
Beginning of Period	6,616	5,445
End of Period	$6,970	$6,616
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	32	32
Class A:
Shares Issued on Distributions Reinvested	— @	— @
Class C:
Shares Issued on Distributions Reinvested	— @	— @
Class R6:
Shares Issued on Distributions Reinvested	— @	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class I
	Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.16		0.20		0.01
Net Realized and Unrealized Gain	0.53		2.13		0.88
Total from Investment Operations	0.69		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.21)		—
Net Realized Gain	(0.65)		(0.58)		—
Total Distributions	(0.80)		(0.79)		—
Net Asset Value, End of Period	$12.32		$12.43		$10.89
Total Return(3)	5.31%		21.57	%(4)	8.90	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,763		$6,419		$5,283
Ratio of Expenses Before Expense Limitation	5.26%		7.05%		8.64	%(6)
Ratio of Expenses After Expense Limitation	0.98	%(7)	0.96	%(7)(8)	0.98	%(6)(7)
Ratio of Net Investment Income	1.21	%(7)	1.70	%(7)(8)	0.25	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	32%		40%		21	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	1.67%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class A
	Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.41		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.11		0.16		(0.00	)(3)
Net Realized and Unrealized Gain	0.53		2.11		0.88
Total from Investment Operations	0.64		2.27		0.88
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.16)		—
Net Realized Gain	(0.65)		(0.58)		—
Total Distributions	(0.75)		(0.74)		—
Net Asset Value, End of Period	$12.30		$12.41		$10.88
Total Return(4)	4.94%		21.10	%(5)	8.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69		$66		$54
Ratio of Expenses Before Expense Limitation	8.43%		10.80%		13.28	%(7)
Ratio of Expenses After Expense Limitation	1.35	%(8)	1.32	%(8)(9)	1.34	%(7)(8)
Ratio of Net Investment Income (Loss)	0.84	%(8)	1.34	%(8)(9)	(0.11	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	32%		40%		21	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.35%	1.31%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class C
	Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.38		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.07		(0.02)
Net Realized and Unrealized Gain	0.53		2.11		0.88
Total from Investment Operations	0.54		2.18		0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.08)		—
Net Realized Gain	(0.65)		(0.58)		—
Total Distributions	(0.65)		(0.66)		—
Net Asset Value, End of Period	$12.27		$12.38		$10.86
Total Return(4)	4.19%		20.22	%(5)	8.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68		$65		$54
Ratio of Expenses Before Expense Limitation	9.22%		11.57%		14.04	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(8)	2.07	%(8)(9)	2.09	%(7)(8)
Ratio of Net Investment Income (Loss)	0.09	%(8)	0.58	%(8)(9)	(0.85	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	32%		40%		21	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.10%	0.55%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class R6
	Year Ended December 31,				Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.17		0.20		0.01
Net Realized and Unrealized Gain	0.53		2.13		0.88
Total from Investment Operations	0.70		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.21)		—
Net Realized Gain	(0.65)		(0.58)		—
Total Distributions	(0.81)		(0.79)		—
Net Asset Value, End of Period	$12.32		$12.43		$10.89
Total Return(3)	5.34%		21.61	%(4)	8.90	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$70		$66		$54
Ratio of Expenses Before Expense Limitation	8.16%		10.54%		13.03	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(7)	0.92	%(7)(8)	0.94	%(6)(7)
Ratio of Net Investment Income	1.24	%(7)	1.74	%(7)(8)	0.29	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	32%		40%		21	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.71%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Emerging Markets ex China Portfolio. The Fund seeks to provide long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) futures are valued at the settlement price on

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$31	$—	$31
Automobile Components	—	46	—	46
Automobiles	—	345	—	345
Banks	219	1,438	—	1,657
Beverages	—	37	—	37
Broadline Retail	32	53	—	85
Capital Markets	—	41	—	41
Chemicals	—	63	—	63
Commercial Services & Supplies	—	47	—	47
Construction & Engineering	—	81	—	81
Consumer Finance	—	71	—	71
Consumer Staples Distribution & Retail	59	120	—	179
Electrical Equipment	—	230	—	230
Electronic Equipment, Instruments & Components	—	274	—	274
Entertainment	—	14	—	14
Food Products	84	142	—	226
Health Care Providers & Services	—	285	—	285

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$41	$—	$—	$41
Household Products	19	—	—	19
Information Technology Services	69	92	—	161
Insurance	58	363	—	421
Interactive Media & Services	—	35	—	35
Machinery	—	26	—	26
Metals & Mining	—	344	—	344
Oil, Gas & Consumable Fuels	—	181	—	181
Real Estate Management & Development	—	82	—	82
Semiconductors & Semiconductor Equipment	—	1,490	—	1,490
Tech Hardware, Storage & Peripherals	—	332	—	332
Tobacco	—	34	—	34
Wireless Telecommunication Services	—	22	—	22
Total Common Stocks	581	6,319	—	6,900
Short-Term Investment
Investment Company	39	—	—	39
Total Assets	$620	$6,319	$—	$6,939

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024
Notes to Financial Statements (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

As of December 31, 2024, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$2
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(2)

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$7,000

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $53,000 of advisory fees were waived and approximately $257,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc.

("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,490,000 and $2,212,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$214	$1,719	$1,894	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$39

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$98	$331	$360	$33

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$23

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Emerging Markets ex China Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Emerging Markets ex China Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from September 30, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from September 30, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated and paid approximately $331,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $107,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $36,000 and has derived net income from sources within foreign countries amounting to approximately $182,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

20

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSDQX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (4.5%)
Globant SA (a)	39,472	$8,464
Brazil (10.6%)
Localiza Rent a Car SA	1,417,438	7,383
NU Holdings Ltd., Class A (a)	457,302	4,738
Raia Drogasil SA	1,086,503	3,867
WEG SA	463,562	3,955
		19,943
India (46.9%)
Aarti Pharmalabs Ltd.	202,698	1,622
Ambuja Cements Ltd.	528,094	3,297
Astral Ltd.	281,711	5,431
Bharti Airtel Ltd.	367,163	6,798
Cholamandalam Investment & Finance Co. Ltd.	5,774	80
Divi's Laboratories Ltd.	43,022	3,062
GMR Airports Ltd. (a)	3,097,258	2,831
HDFC Bank Ltd.	371,940	7,692
HDFC Bank Ltd. ADR	36,424	2,326
ICICI Bank Ltd.	561,163	8,385
KEI Industries Ltd.	196,488	10,156
Oberoi Realty Ltd.	190,344	5,128
Poly Medicure Ltd.	26,826	818
Timken India Ltd.	60,909	2,217
Titan Co. Ltd.	151,961	5,761
Trent Ltd.	55,041	4,567
TVS Motor Co. Ltd.	220,137	6,077
Varun Beverages Ltd.	1,306,148	9,718
Zomato Ltd. (a)	710,619	2,302
		88,268
Korea, Republic of (3.1%)
Coupang, Inc. (a)	268,802	5,908
Mexico (3.5%)
Fomento Economico Mexicano SAB de CV ADR	30,077	2,571
Grupo Financiero Banorte SAB de CV Series O	612,735	3,937
		6,508
Taiwan (20.3%)
E Ink Holdings, Inc.	683,000	5,687
Taiwan Semiconductor Manufacturing Co. Ltd.	646,000	20,995
Unimicron Technology Corp.	1,311,000	5,618
Voltronic Power Technology Corp.	104,334	5,906
		38,206
United States (8.6%)
MercadoLibre, Inc. (a)	9,465	16,095
Total Common Stocks (Cost $146,183)		183,392
	Shares	Value (000)
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note G) (Cost $7,211)	7,210,890	$7,211
Total Investments (101.3%) (Cost $153,394) (b)(c)		190,603
Liabilities in Excess of Other Assets (–1.3%)		(2,455)
Net Assets (100.0%)		$188,148

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $139,353,000 and 74.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $157,867,000. The aggregate gross unrealized appreciation is approximately $51,841,000 and the aggregate gross unrealized depreciation is approximately $21,258,000, resulting in net unrealized appreciation of approximately $30,583,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.4%
Banks	14.2
Broadline Retail	11.5
Semiconductors & Semiconductor Equipment	11.0
Electrical Equipment	10.5
Beverages	6.4
Electronic Equipment, Instruments & Components	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $146,183)	$183,392
Investment in Security of Affiliated Issuer, at Value (Cost $7,211)	7,211
Total Investments in Securities, at Value (Cost $153,394)	190,603
Foreign Currency, at Value (Cost $504)	502
Dividends Receivable	242
Receivable for Fund Shares Sold	119
Receivable from Affiliate	29
Tax Reclaim Receivable	7
Other Assets	64
Total Assets	191,566
Liabilities:
Deferred Capital Gain Country Tax	2,658
Payable for Advisory Fees	305
Payable for Fund Shares Redeemed	288
Payable for Custodian Fees	75
Payable for Sub Transfer Agency Fees — Class I	32
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	14
Payable for Administration Fees	13
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	25
Total Liabilities	3,418
Net Assets	$188,148
Net Assets Consist of:
Paid-in-Capital	$252,340
Total Accumulated Loss	(64,192)
Net Assets	$188,148

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$176,361
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,697,323
Net Asset Value, Offering and Redemption Price Per Share	$15.08
CLASS A:
Net Assets	$8,839
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	604,313
Net Asset Value, Redemption Price Per Share	$14.63
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$15.44
CLASS C:
Net Assets	$2,542
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	186,195
Net Asset Value, Offering and Redemption Price Per Share	$13.66
CLASS R6:
Net Assets	$398
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	26,261
Net Asset Value, Offering and Redemption Price Per Share	$15.14
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	517
Net Asset Value, Offering and Redemption Price Per Share	$15.13

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Leaders Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $311 of Foreign Taxes Withheld)	$1,730
Dividends from Security of Affiliated Issuer (Note G)	345
Total Investment Income	2,075
Expenses:
Advisory Fees (Note B)	1,818
Sub Transfer Agency Fees — Class I	207
Sub Transfer Agency Fees — Class A	12
Sub Transfer Agency Fees — Class C	2
Professional Fees	219
Custodian Fees (Note F)	202
Administration Fees (Note C)	194
Registration Fees	78
Shareholder Services Fees — Class A (Note D)	26
Distribution and Shareholder Services Fees — Class C (Note D)	30
Shareholder Reporting Fees	42
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	5
Transfer Agency Fees — Class IR (Note E)	2
Directors' Fees and Expenses	5
Pricing Fees	3
Other Expenses	26
Total Expenses	2,888
Waiver of Advisory Fees (Note B)	(226)
Reimbursement of Class Specific Expenses — Class I (Note B)	(116)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(5)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	2,528
Net Investment Loss	(453)
Realized Gain (Loss):
Investments Sold (Net of $3,898 of Capital Gain Country Tax)	22,296
Foreign Currency Transaction	(371)
Net Realized Gain	21,925
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,786)	(12,770)
Foreign Currency Translation	(7)
Net Change in Unrealized Appreciation (Depreciation)	(12,777)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,148
Net Increase in Net Assets Resulting from Operations	$8,695

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(453)	$(320)
Net Realized Gain (Loss)	21,925	(30,926)
Net Change in Unrealized Appreciation (Depreciation)	(12,777)	62,134
Net Increase in Net Assets Resulting from Operations	8,695	30,888
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	66,017	102,975
Redeemed	(154,030)	(135,373)
Class A:
Subscribed	1,528	2,068
Redeemed	(3,851)	(5,617)
Class C:
Subscribed	126	365
Redeemed	(1,060)	(1,483)
Class R6:
Subscribed	137	379
Redeemed	(125)	(10,090)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(91,258)	(46,776)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(82,563)	(15,888)
Net Assets:
Beginning of Period	270,711	286,599
End of Period	$188,148	$270,711
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,363	7,547
Shares Redeemed	(10,016)	(9,964)
Net Decrease in Class I Shares Outstanding	(5,653)	(2,417)
Class A:
Shares Subscribed	102	157
Shares Redeemed	(257)	(418)
Net Decrease in Class A Shares Outstanding	(155)	(261)
Class C:
Shares Subscribed	9	29
Shares Redeemed	(76)	(119)
Net Decrease in Class C Shares Outstanding	(67)	(90)
Class R6:
Shares Subscribed	9	27
Shares Redeemed	(8)	(711)
Net Increase (Decrease) in Class R6 Shares Outstanding	1	(684)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.75		$13.15		$19.77		$19.43		$12.70
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.01)		(0.08)		(0.19)		(0.11)
Net Realized and Unrealized Gain (Loss)	0.35		1.61		(6.54)		0.55		7.62
Total from Investment Operations	0.33		1.60		(6.62)		0.36		7.51
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.08		$14.75		$13.15		$19.77		$19.43
Total Return(3)	2.24%		12.17	%(4)	(33.49)%		1.84%		59.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,361		$255,999		$259,940		$339,152		$80,465
Ratio of Expenses Before Expense Limitation	1.16%		1.13%		1.27%		1.23%		1.47%
Ratio of Expenses After Expense Limitation	1.02	%(5)(6)	1.03	%(6)(7)	1.15	%(6)(8)	1.18	%(6)	1.15	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.18	%(6)	N/A
Ratio of Net Investment Loss	(0.17	)%(6)	(0.08	)%(6)	(0.50	)%(6)	(0.92	)%(6)	(0.73	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.01%
Portfolio Turnover Rate	58%		54%		62%		27%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to June 18, 2024, the maximum ratio was 1.05% for Class I shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.05%	(0.10)%

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to October 1, 2022, the maximum ratio was 1.20% for Class I shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.36		$12.84		$19.37		$19.09		$12.53
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)		(0.05)		(0.12)		(0.24)		(0.17)
Net Realized and Unrealized Gain (Loss)	0.35		1.57		(6.41)		0.54		7.51
Total from Investment Operations	0.27		1.52		(6.53)		0.30		7.34
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.63		$14.36		$12.84		$19.37		$19.09
Total Return(3)	1.88%		11.84	%(4)	(33.71)%		1.56%		58.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,839		$10,912		$13,113		$25,015		$7,925
Ratio of Expenses Before Expense Limitation	1.46%		1.40%		1.55%		1.52%		1.82%
Ratio of Expenses After Expense Limitation	1.37	%(5)(6)	1.36	%(6)(7)	1.45	%(6)(8)	1.47	%(6)	1.50	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.47	%(6)	N/A
Ratio of Net Investment Loss	(0.51	)%(6)	(0.41	)%(6)(7)	(0.83	)%(6)	(1.21	)%(6)	(1.13	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.01%
Portfolio Turnover Rate	58%		54%		62%		27%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to June 18, 2024, the maximum ratio was 1.40% for Class A shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.38%	(0.43)%

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to October 1, 2022, the maximum ratio was 1.55% for Class A shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.51		$12.17		$18.49		$18.37		$12.17
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.18)		(0.15)		(0.22)		(0.38)		(0.27)
Net Realized and Unrealized Gain (Loss)	0.33		1.49		(6.10)		0.52		7.25
Total from Investment Operations	0.15		1.34		(6.32)		0.14		6.98
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.66		$13.51		$12.17		$18.49		$18.37
Total Return(3)	1.11%		11.01	%(4)	(34.18)%		0.75%		57.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,542		$3,421		$4,179		$8,220		$3,395
Ratio of Expenses Before Expense Limitation	2.24%		2.16%		2.28%		2.29%		2.63%
Ratio of Expenses After Expense Limitation	2.12	%(5)(6)	2.12	%(6)(7)	2.17	%(6)(8)	2.24	%(6)	2.29	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.24	%(6)	N/A
Ratio of Net Investment Loss	(1.26	)%(6)	(1.17	)%(6)(7)	(1.56	)%(6)	(1.98	)%(6)	(1.88	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.01%
Portfolio Turnover Rate	58%		54%		62%		27%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to June 18, 2024, the maximum ratio was 2.15% for Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.14%	(1.19)%

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to October 1, 2022, the maximum ratio was 2.30% for Class C shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.81		$13.19		$19.81		$19.45		$12.71
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.01)		(0.09)		(0.17)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.34		1.63		(6.53)		0.55		7.61
Total from Investment Operations	0.32		1.62		(6.62)		0.38		7.52
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)
Redemption Fees	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.14		$14.81		$13.19		$19.81		$19.45
Total Return(4)	2.23%		12.28	%(5)	(33.42)%		1.94%		59.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$398		$371		$9,360		$41,692		$27,230
Ratio of Expenses Before Expense Limitation	2.35%		1.08%		1.20%		1.16%		1.42%
Ratio of Expenses After Expense Limitation	0.97	%(6)(7)	0.99	%(7)(8)	1.08	%(7)(9)	1.10	%(7)	1.09	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.10	%(7)	N/A
Ratio of Net Investment Loss	(0.12	)%(7)	(0.03	)%(7)(8)	(0.59	)%(7)	(0.84	)%(7)	(0.65	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.01%		0.00	%(10)	0.01%
Portfolio Turnover Rate	58%		54%		62%		27%		57%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class R6 shares. Prior to June 18, 2024, the maximum ratio was 1.00% for Class R6 shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.04)%

(9)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class R6 shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class R6 shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
	Year Ended December 31,						Period from April 12, 2021(1) to
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$14.80		$13.18		$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.01)		(0.07)		(0.12)
Net Realized and Unrealized Gain (Loss)	0.35		1.63		(6.56)		0.58
Total from Investment Operations	0.33		1.62		(6.63)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.13		$14.80		$13.18		$19.81
Total Return(4)	2.23%		12.29	%(5)	(33.47)%		2.36	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$7		$10
Ratio of Expenses Before Expense Limitation	26.19%		29.98%		11.47%		14.15	%(7)
Ratio of Expenses After Expense Limitation	0.97	%(8)(9)	0.98	%(9)(10)	1.08	%(9)(11)	1.10	%(7)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.10	%(7)(9)
Ratio of Net Investment Loss	(0.11	)%(9)	(0.04	)%(9)(10)	(0.44	)%(9)	(0.80	)%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(12)	0.00	%(12)	0.01%		0.00	%(12)
Portfolio Turnover Rate	58%		54%		62%		27%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(6)  Not annualized.

(7)  Annualized.

(8)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IR shares. Prior to June 18, 2024, the maximum ratio was 1.00% for Class IR shares.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.06)%

(11)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class IR shares.

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$6,077	$—	$6,077
Banks	11,001	16,077	—	27,078
Beverages	2,571	9,718	—	12,289
Broadline Retail	22,003	—	—	22,003
Building Products	—	5,431	—	5,431
Construction Materials	—	3,297	—	3,297
Consumer Finance	—	80	—	80
Consumer Staples Distribution & Retail	—	3,867	—	3,867
Electrical Equipment	—	20,017	—	20,017
Electronic Equipment, Instruments & Components	—	11,305	—	11,305
Ground Transportation	—	7,383	—	7,383
Health Care Equipment & Supplies	—	818	—	818
Hotels, Restaurants & Leisure	—	2,302	—	2,302
Information Technology Services	8,464	—	—	8,464
Life Sciences Tools & Services	—	3,062	—	3,062

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Machinery	$—	$2,217	$—	$2,217
Pharmaceuticals	—	1,622	—	1,622
Real Estate Management & Development	—	5,128	—	5,128
Semiconductors & Semiconductor Equipment	—	20,995	—	20,995
Specialty Retail	—	4,567	—	4,567
Textiles, Apparel & Luxury Goods	—	5,761	—	5,761
Transportation Infrastructure	—	2,831	—	2,831
Wireless Telecommunication Services	—	6,798	—	6,798
Total Common Stocks	44,039	139,353	—	183,392
Short-Term Investment
Investment Company	7,211	—	—	7,211
Total Assets	$51,250	$139,353	$—	$190,603

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares, Class R6 shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares. Effective June 18, 2024, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $226,000 of advisory fees were waived and approximately $124,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $137,103,000 and $237,150,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$3,947	$150,825	$147,561	$345
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$7,211

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$4,665	$(4,665)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $70,259,000 and $24,046,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $21,713,000.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$372	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Emerging Markets Leaders Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Emerging Markets Leaders Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $858,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $4,215,000 has derived net income from sources within foreign countries amounting to approximately $5,915,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

20

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MELAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets
Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Brazil (5.0%)
Itau Unibanco Holding SA (Preference)	941,625	$4,658
NU Holdings Ltd., Class A (a)	129,404	1,341
Raia Drogasil SA	1,272,406	4,529
Rede D'Or Sao Luiz SA	441,813	1,817
Vale SA	314,064	2,777
WEG SA	1,257,684	10,732
		25,854
China (22.1%)
Alibaba Group Holding Ltd. (b)	1,346,900	14,255
Baidu, Inc. ADR (a)	15,730	1,326
Bank of Jiangsu Co. Ltd., Class A	2,603,900	3,503
BYD Co. Ltd., H Shares (b)	235,500	8,010
China Construction Bank Corp., H Shares (b)	14,562,120	12,064
China Merchants Bank Co. Ltd., H Shares (b)	1,340,500	6,842
JD.com, Inc., Class A (b)	96,723	1,680
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	451,259	2,839
KE Holdings, Inc. ADR	75,680	1,394
Kweichow Moutai Co. Ltd., Class A	12,749	2,662
Meituan, Class B (a)(b)	227,190	4,417
NARI Technology Co. Ltd., Class A	1,102,700	3,811
NetEase, Inc. (b)	173,200	3,083
Ping An Insurance Group Co. of China Ltd., Class H (b)	430,500	2,527
Postal Savings Bank of China Co. Ltd., Class H (b)	2,904,000	1,705
Proya Cosmetics Co. Ltd., Class A	142,228	1,651
Shenzhen Inovance Technology Co. Ltd., Class A	386,800	3,104
Tencent Holdings Ltd. (b)	507,700	27,097
Trip.com Group Ltd. ADR (a)	127,540	8,757
Yum China Holdings, Inc.	86,324	4,158
		114,885
India (24.7%)
Axis Bank Ltd.	278,543	3,454
Bajaj Auto Ltd.	46,753	4,796
Bajaj Finance Ltd.	54,849	4,361
CG Power & Industrial Solutions Ltd.	239,607	2,032
Coforge Ltd.	11,338	1,274
Delhivery Ltd. (a)	300,380	1,212
HDFC Asset Management Co. Ltd.	94,968	4,649
HDFC Bank Ltd.	181,893	3,762
HDFC Bank Ltd. ADR	84,064	5,368
Hindalco Industries Ltd.	343,359	2,409
Hitachi Energy India Ltd.	28,188	4,729
ICICI Bank Ltd. ADR	17,712	529
ICICI Bank Ltd.	678,823	10,143
IDFC First Bank Ltd. (a)	4,906,960	3,610
Infosys Ltd. ADR (c)	392,278	8,599
Larsen & Toubro Ltd.	126,396	5,313
Macrotech Developers Ltd.	324,503	5,256
Mahindra & Mahindra Ltd.	446,735	15,637
	Shares	Value (000)
MakeMyTrip Ltd. (a)	27,423	$3,079
Max Healthcare Institute Ltd.	416,339	5,473
Pidilite Industries Ltd.	119,321	4,046
Reliance Industries Ltd.	724,632	10,263
Samvardhana Motherson International Ltd.	1,525,014	2,769
Star Health & Allied Insurance Co. Ltd. (a)	420,666	2,331
State Bank of India	968,353	8,972
United Breweries Ltd.	167,493	3,981
		128,047
Indonesia (2.8%)
Bank Central Asia Tbk. PT	8,567,400	5,135
Bank Mandiri Persero Tbk. PT	9,960,300	3,506
Bank Rakyat Indonesia Persero Tbk. PT	11,262,700	2,844
Cisarua Mountain Dairy Tbk. PT	8,739,300	2,933
		14,418
Korea, Republic of (6.5%)
DB Insurance Co. Ltd.	26,611	1,849
HYBE Co. Ltd. (a)	8,387	1,094
Hyundai Marine & Fire Insurance Co. Ltd.	76,765	1,283
Hyundai Motor Co.	13,090	1,858
KB Financial Group, Inc.	74,500	4,195
Kia Corp.	45,425	3,074
KT&G Corp.	34,021	2,462
NAVER Corp. (a)	18,986	2,533
Samsung Electronics Co. Ltd.	296,830	10,593
Samsung Life Insurance Co. Ltd.	7,525	482
SK Hynix, Inc.	39,646	4,543
		33,966
Malaysia (1.5%)
CIMB Group Holdings Bhd.	2,414,300	4,423
Malayan Banking Bhd.	1,457,700	3,338
		7,761
Mexico (4.6%)
Gruma SAB de CV, Class B	431,635	6,735
Grupo Financiero Banorte SAB de CV Series O	986,020	6,335
Kimberly-Clark de Mexico SAB de CV, Class A	1,024,509	1,443
Qualitas Controladora SAB de CV	422,486	3,536
Wal-Mart de Mexico SAB de CV	2,280,876	6,003
		24,052
Poland (2.1%)
Allegro.eu SA (a)	764,552	5,010
Powszechny Zaklad Ubezpieczen SA	508,150	5,645
		10,655
Saudi Arabia (1.5%)
Alinma Bank	530,702	4,088
Bupa Arabia for Cooperative Insurance Co.	63,019	3,469
		7,557

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
South Africa (4.0%)
AVI Ltd.	618,620	$3,597
Capitec Bank Holdings Ltd.	47,414	7,877
Clicks Group Ltd.	199,139	3,939
Standard Bank Group Ltd.	458,983	5,390
		20,803
Taiwan (20.5%)
Advantech Co. Ltd.	217,000	2,288
Airtac International Group	97,448	2,503
Alchip Technologies Ltd.	36,000	3,587
ASE Technology Holding Co. Ltd.	852,000	4,184
Delta Electronics, Inc.	264,000	3,456
Fubon Financial Holding Co. Ltd.	1,195,100	3,286
Hon Hai Precision Industry Co. Ltd.	1,590,000	8,889
Taiwan Semiconductor Manufacturing Co. Ltd.	2,083,205	67,704
Unimicron Technology Corp.	891,000	3,818
Wiwynn Corp.	86,722	6,885
		106,600
Thailand (0.7%)
Tisco Financial Group PCL (c)	1,219,200	3,520
United Arab Emirates (0.5%)
Americana Restaurants International PLC — Foreign Co.	4,148,753	2,515
United Kingdom (0.9%)
Antofagasta PLC	240,782	4,770
United States (0.5%)
MercadoLibre, Inc. (a)	1,444	2,455
Total Common Stocks (Cost $394,575)		507,858
Short-Term Investments (4.6%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note G) (Cost $17,046)	17,045,593	17,046
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note G) (Cost $6,758)	6,758,138	6,758
Total Short-Term Investments (Cost $23,804)		23,804
Total Investments (102.5%) (Cost $418,379) including $8,245 of Securities Loaned (d)(e)		531,662
Liabilities in Excess of Other Assets (–2.5%)		(12,763)
Net Assets (100.0%)		$518,899

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at December 31, 2024.

(d)  The approximate fair value and percentage of net assets, $446,800,000 and 86.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $422,178,000. The aggregate gross unrealized appreciation is approximately $138,337,000 and the aggregate gross unrealized depreciation is approximately $34,990,000, resulting in net unrealized appreciation of approximately $103,347,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.3%
Banks	22.2
Semiconductors & Semiconductor Equipment	15.2
Automobiles	6.4
Interactive Media & Services	5.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $394,575)	$507,858
Investment in Security of Affiliated Issuer, at Value (Cost $23,804)	23,804
Total Investments in Securities, at Value (Cost $418,379)	531,662
Foreign Currency, at Value (Cost $1,252)	1,215
Dividends Receivable	545
Receivable for Fund Shares Sold	516
Tax Reclaim Receivable	88
Receivable from Affiliate	47
Receivable from Securities Lending Income	4
Other Assets	95
Total Assets	534,172
Liabilities:
Deferred Capital Gain Country Tax	7,242
Collateral on Securities Loaned, at Value	6,758
Payable for Advisory Fees	940
Payable for Custodian Fees	121
Payable for Fund Shares Redeemed	63
Payable for Administration Fees	24
Payable for Professional Fees	23
Payable for Sub Transfer Agency Fees — Class I	14
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees	10
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	68
Total Liabilities	15,273
Net Assets	$518,899
Net Assets Consist of:
Paid-in-Capital	404,329
Total Distributable Earnings	114,570
Net Assets	$518,899

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$122,217
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,738,923
Net Asset Value, Offering and Redemption Price Per Share	$21.30
CLASS A:
Net Assets	$5,579
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	270,276
Net Asset Value, Redemption Price Per Share	$20.64
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.14
Maximum Offering Price Per Share	$21.78
CLASS L:
Net Assets	$170
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,469
Net Asset Value, Offering and Redemption Price Per Share	$20.03
CLASS C:
Net Assets	$325
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,252
Net Asset Value, Offering and Redemption Price Per Share	$19.98
CLASS R6:
Net Assets	$390,597
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,356,761
Net Asset Value, Offering and Redemption Price Per Share	$21.28
CLASS IR:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	522
Net Asset Value, Offering and Redemption Price Per Share	$21.28
(1) Including: Securities on Loan, at Value:	$8,245

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,621 of Foreign Taxes Withheld)	$11,728
Dividends from Security of Affiliated Issuer (Note G)	525
Income from Securities Loaned — Net	20
Total Investment Income	12,273
Expenses:
Advisory Fees (Note B)	3,908
Administration Fees (Note C)	417
Custodian Fees (Note F)	346
Professional Fees	224
Sub Transfer Agency Fees — Class I	112
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	89
Transfer Agency Fees — Class I (Note E)	38
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	5
Transfer Agency Fees — Class IR (Note E)	2
Shareholder Reporting Fees	36
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	3
Directors' Fees and Expenses	12
Pricing Fees	10
Other Expenses	55
Total Expenses	5,287
Waiver of Advisory Fees (Note B)	(147)
Reimbursement of Class Specific Expenses — Class I (Note B)	(99)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(3)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(5)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Net Expenses	5,013
Net Investment Income	7,260
Realized Gain (Loss):
Investments Sold (Net of $1,967 of Capital Gain Country Tax)	24,122
Foreign Currency Transaction	(520)
Net Realized Gain	23,602
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $535)	7,531
Foreign Currency Translation	(65)
Net Change in Unrealized Appreciation (Depreciation)	7,466
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	31,068
Net Increase in Net Assets Resulting from Operations	$38,328

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,260	$9,281
Net Realized Gain (Loss)	23,602	(10,613)
Net Change in Unrealized Appreciation (Depreciation)	7,466	58,406
Net Increase in Net Assets Resulting from Operations	38,328	57,074
Dividends and Distributions to Shareholders:
Class I	(1,533)	(3,598)
Class A	(53)	(109)
Class L	(1)	(3)
Class C	(2)	(2)
Class R6	(5,025)	(9,018)
Class IR	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(6,614)	(12,730)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	43,650	16,589
Distributions Reinvested	1,476	3,458
Redeemed	(78,466)	(30,405)
Class A:
Subscribed	2,258	659
Distributions Reinvested	53	108
Redeemed	(2,117)	(1,170)
Class L:
Distributions Reinvested	1	3
Redeemed	(12)	(17)
Class C:
Subscribed	181	23
Distributions Reinvested	2	2
Redeemed	(35)	(213)
Class R6:
Subscribed	50,694	20,889
Distributions Reinvested	5,025	9,018
Redeemed	(52,753)	(24,682)
Class IR:
Distributions Reinvested	— @	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,043)	(5,738)
Redemption Fees	— @	— @
Total Increase in Net Assets	1,671	38,606
Net Assets:
Beginning of Period	517,228	478,622
End of Period	$518,899	$517,228
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,050	874
Shares Issued on Distributions Reinvested	67	178
Shares Redeemed	(3,792)	(1,600)
Net Decrease in Class I Shares Outstanding	(1,675)	(548)
Class A:
Shares Subscribed	109	35
Shares Issued on Distributions Reinvested	2	6
Shares Redeemed	(100)	(63)
Net Increase (Decrease) in Class A Shares Outstanding	11	(22)
Class L:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	(1)
Net Decrease in Class L Shares Outstanding	(1)	(1)
Class C:
Shares Subscribed	9	1
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(2)	(12)
Net Increase (Decrease) in Class C Shares Outstanding	7	(11)
Class R6:
Shares Subscribed	2,303	1,101
Shares Issued on Distributions Reinvested	228	466
Shares Redeemed	(2,437)	(1,296)
Net Increase in Class R6 Shares Outstanding	94	271
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.95		$18.24		$25.44		$26.85		$23.69
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.35		0.34		0.17		0.13
Net Realized and Unrealized Gain (Loss)	1.33		1.85		(6.72)		0.73		3.32
Total from Investment Operations	1.62		2.20		(6.38)		0.90		3.45
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.49)		(0.15)		(0.46)		(0.14)
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.27)		(0.49)		(0.82)		(2.31)		(0.29)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.30		$19.95		$18.24		$25.44		$26.85
Total Return(3)	8.07%		12.16	%(4)	(25.06)%		3.55%		14.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$122,217		$147,876		$145,218		$272,406		$312,834
Ratio of Expenses Before Expense Limitation	1.10%		1.12%		1.16%		1.09%		1.10%
Ratio of Expenses After Expense Limitation	0.99	%(5)	0.97	%(5)(6)(7)	1.05	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.05	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Net Investment Income	1.37	%(5)	1.84	%(5)(6)	1.68	%(5)	0.61	%(5)	0.58	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.01%	1.80%

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to April 28, 2023, the maximum ratio was 1.05% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.34		$17.70		$24.69		$26.13		$23.05
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.27		0.26		0.08		0.05
Net Realized and Unrealized Gain (Loss)	1.29		1.79		(6.51)		0.71		3.22
Total from Investment Operations	1.50		2.06		(6.25)		0.79		3.27
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.42)		(0.07)		(0.38)		(0.04)
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.20)		(0.42)		(0.74)		(2.23)		(0.19)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$20.64		$19.34		$17.70		$24.69		$26.13
Total Return(3)	7.69%		11.73	%(4)	(25.31)%		3.23%		14.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,579		$5,011		$4,978		$9,222		$7,907
Ratio of Expenses Before Expense Limitation	1.40%		1.44%		1.48%		1.39%		1.43%
Ratio of Expenses After Expense Limitation	1.35	%(5)	1.33	%(5)(6)(7)	1.38	%(5)	1.36	%(5)	1.38	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.38	%(5)	1.36	%(5)	1.38	%(5)
Ratio of Net Investment Income	1.01	%(5)	1.48	%(5)(6)	1.30	%(5)	0.28	%(5)	0.24	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.37%	1.44%

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to April 28, 2023, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.78		$17.20		$24.05		$25.51		$22.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10		0.18		0.16		(0.06)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.24		1.74		(6.34)		0.68		3.15
Total from Investment Operations	1.34		1.92		(6.18)		0.62		3.07
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.34)		—		(0.23)		—
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.09)		(0.34)		(0.67)		(2.08)		(0.15)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$20.03		$18.78		$17.20		$24.05		$25.51
Total Return(3)	7.12%		11.19	%(4)	(25.68)%		2.64%		13.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$170		$170		$169		$233		$215
Ratio of Expenses Before Expense Limitation	3.03%		3.19%		2.88%		2.69%		3.06%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.83	%(5)(6)(7)	1.90	%(5)	1.90	%(5)	1.90	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.90	%(5)	1.90	%(5)	1.90	%(5)
Ratio of Net Investment Income (Loss)	0.51	%(5)	0.98	%(5)(6)	0.87	%(5)	(0.23	)%(5)	(0.40	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.87%	0.94%

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to April 28, 2023, the maximum ratio was 1.90% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.78		$17.12		$24.01		$25.29		$22.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		0.13		0.09		(0.10)		(0.11)
Net Realized and Unrealized Gain (Loss)	1.25		1.74		(6.31)		0.67		3.10
Total from Investment Operations	1.30		1.87		(6.22)		0.57		2.99
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.21)		—		—		—
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.10)		(0.21)		(0.67)		(1.85)		(0.15)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$19.98		$18.78		$17.12		$24.01		$25.29
Total Return(3)	6.89%		10.93	%(4)	(25.89)%		2.43%		13.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$325		$173		$338		$531		$530
Ratio of Expenses Before Expense Limitation	3.13%		3.13%		2.97%		2.42%		2.60%
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.10	%(5)(6)(7)	2.15	%(5)	2.15	%(5)	2.15	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.15	%(5)	2.15	%(5)	2.15	%(5)
Ratio of Net Investment Income (Loss)	0.26	%(5)	0.71	%(5)(6)	0.47	%(5)	(0.39	)%(5)	(0.53	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.12%	0.69%

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to April 28, 2023, the maximum ratio was 2.15% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.93		$18.23		$25.43		$26.85		$23.68
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.36		0.35		0.20		0.15
Net Realized and Unrealized Gain (Loss)	1.33		1.85		(6.71)		0.72		3.33
Total from Investment Operations	1.63		2.21		(6.36)		0.92		3.48
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.51)		(0.17)		(0.49)		(0.16)
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.28)		(0.51)		(0.84)		(2.34)		(0.31)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.28		$19.93		$18.23		$25.43		$26.85
Total Return(4)	8.13%		12.18	%(5)	(24.98)%		3.63%		14.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$390,597		$363,988		$327,910		$439,730		$440,346
Ratio of Expenses Before Expense Limitation	0.98%		1.00%		1.06%		0.98%		1.00%
Ratio of Expenses After Expense Limitation	0.95	%(6)	0.91	%(6)(7)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Net Investment Income	1.41	%(6)	1.90	%(6)(7)	1.75	%(6)	0.71	%(6)	0.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.86%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Portfolio

	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$19.93		$18.23		$25.43		$26.85		$23.68
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30		0.36		0.35		0.20		0.12
Net Realized and Unrealized Gain (Loss)	1.33		1.85		(6.71)		0.72		3.36
Total from Investment Operations	1.63		2.21		(6.36)		0.92		3.48
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.51)		(0.17)		(0.49)		(0.16)
Net Realized Gain	(0.06)		—		(0.67)		(1.85)		(0.15)
Total Distributions	(0.28)		(0.51)		(0.84)		(2.34)		(0.31)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.28		$19.93		$18.23		$25.43		$26.85
Total Return(3)	8.13%		12.18	%(4)	(24.98)%		3.63%		14.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$9		$12		$12
Ratio of Expenses Before Expense Limitation	19.80%		22.94%		22.06%		16.98%		21.21%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.91	%(5)(6)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	1.40	%(5)	1.89	%(5)(6)	1.75	%(5)	0.71	%(5)	0.55	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	41%		34%		38%		39%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.85%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/ vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,212	$—	$1,212
Automobile Components	—	2,769	—	2,769
Automobiles	—	33,375	—	33,375
Banks	13,573	103,029	—	116,602
Beverages	—	6,643	—	6,643
Broadline Retail	2,455	20,945	—	23,400
Capital Markets	—	4,649	—	4,649
Chemicals	—	4,046	—	4,046
Construction & Engineering	—	5,313	—	5,313
Consumer Finance	—	4,361	—	4,361
Consumer Staples Distribution & Retail	6,003	8,468	—	14,471
Electrical Equipment	—	21,304	—	21,304

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$16,163	$—	$16,163
Entertainment	—	4,177	—	4,177
Food Products	6,735	6,530	—	13,265
Health Care Providers & Services	—	7,290	—	7,290
Hotels, Restaurants & Leisure	15,994	6,932	—	22,926
Household Products	1,443	—	—	1,443
Information Technology Services	8,599	1,274	—	9,873
Insurance	3,536	20,872	—	24,408
Interactive Media & Services	1,326	29,630	—	30,956
Machinery	—	5,607	—	5,607
Metals & Mining	—	9,956	—	9,956
Oil, Gas & Consumable Fuels	—	10,263	—	10,263
Personal Care Products	—	1,651	—	1,651
Pharmaceuticals	—	2,839	—	2,839
Real Estate Management & Development	1,394	5,256	—	6,650
Semiconductors & Semiconductor Equipment	—	80,018	—	80,018
Tech Hardware, Storage & Peripherals	—	19,766	—	19,766
Tobacco	—	2,462	—	2,462
Total Common Stocks	61,058	446,800	—	507,858
Short-Term Investments
Investment Company	23,804	—	—	23,804
Total Assets	$84,862	$446,800	$—	$531,662

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,245	(a)	$—	$8,245	(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $6,758,000, which was subsequently invested Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,830,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$6,758	$—	$—	$—	$6,758
Total Borrowings	$6,758	$—	$—	$—	$6,758
Gross amount of recognized liabilities for securities lending transactions					$6,758

5.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $147,000 of advisory fees were waived and approximately $112,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $5,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $210,867,000 and $250,825,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $15,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$7,878	$182,305	$166,379	$525
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$23,804

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,790	$1,824	$12,730	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$11,270

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $14,381,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.4%.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Emerging Markets Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated and paid approximately $1,824,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $7,400,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $3,665,000 and has derived net income from sources within foreign countries amounting to approximately $14,885,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

24

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MMKBX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
China (4.9%)
Tencent Holdings Ltd. ADR	209,011	$11,115
Italy (5.6%)
Ferrari NV	30,093	12,785
Japan (6.4%)
Mitsui & Co. Ltd. ADR	20,616	8,586
Sumitomo Mitsui Financial Group, Inc. ADR	400,805	5,807
		14,393
Taiwan (6.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	77,679	15,341
United States (75.8%)
Ameriprise Financial, Inc.	23,241	12,374
CBRE Group, Inc., Class A (a)	61,632	8,092
Costco Wholesale Corp.	15,368	14,081
CRH PLC	172,622	15,971
Eli Lilly & Co.	6,949	5,365
JPMorgan Chase & Co.	49,663	11,905
LPL Financial Holdings, Inc.	20,612	6,730
Mastercard, Inc., Class A	11,871	6,251
Microsoft Corp.	38,647	16,290
Netflix, Inc. (a)	14,455	12,884
NextEra Energy, Inc.	57,196	4,100
NVIDIA Corp.	171,378	23,014
Progressive Corp.	65,127	15,605
United Rentals, Inc.	14,956	10,536
Waste Management, Inc.	40,553	8,183
		171,381
Total Common Stocks (Cost $164,142)		225,015
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $2,219)	2,219,366	2,219
Total Investments (100.5%) (Cost $166,361) (b)		227,234
Liabilities in Excess of Other Assets (–0.5%)		(1,112)
Net Assets (100.0%)		$226,122

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $167,505,000. The aggregate gross unrealized appreciation is approximately $61,488,000 and the aggregate gross unrealized depreciation is approximately $1,760,000, resulting in net unrealized appreciation of approximately $59,728,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.0%
Semiconductors & Semiconductor Equipment	16.9
Trading Companies & Distributors	8.4
Capital Markets	8.4
Banks	7.7
Software	7.2
Construction Materials	7.0
Insurance	6.9
Consumer Staples Distribution & Retail	6.2
Entertainment	5.7
Automobiles	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Concentrated Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $164,142)	$225,015
Investment in Security of Affiliated Issuer, at Value (Cost $2,219)	2,219
Total Investments in Securities, at Value (Cost $166,361)	227,234
Receivable for Fund Shares Sold	222
Dividends Receivable	37
Tax Reclaim Receivable	7
Receivable from Affiliate	7
Other Assets	37
Total Assets	227,544
Liabilities:
Payable for Investments Purchased	907
Payable for Advisory Fees	381
Payable for Fund Shares Redeemed	77
Payable for Administration Fees	16
Payable for Professional Fees	12
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class C	7
Payable for Sub Transfer Agency Fees — Class I	6
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	9
Total Liabilities	1,422
Net Assets	$226,122
Net Assets Consist of:
Paid-in-Capital	$177,555
Total Distributable Earnings	48,567
Net Assets	$226,122
CLASS I:
Net Assets	$203,761
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,693,170
Net Asset Value, Offering and Redemption Price Per Share	$23.44
CLASS A:
Net Assets	$14,600
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	630,547
Net Asset Value, Redemption Price Per Share	$23.15
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.28
Maximum Offering Price Per Share	$24.43
CLASS C:
Net Assets	$7,746
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	350,285
Net Asset Value, Offering and Redemption Price Per Share	$22.11
CLASS R6:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	633
Net Asset Value, Offering and Redemption Price Per Share	$23.47

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Concentrated Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $76 of Foreign Taxes Withheld)	$1,694
Dividends from Security of Affiliated Issuer (Note G)	104
Total Investment Income	1,798
Expenses:
Advisory Fees (Note B)	1,346
Professional Fees	150
Administration Fees (Note C)	144
Sub Transfer Agency Fees — Class I	111
Sub Transfer Agency Fees — Class A	8
Sub Transfer Agency Fees — Class C	5
Shareholder Services Fees — Class A (Note D)	29
Distribution and Shareholder Services Fees — Class C (Note D)	64
Registration Fees	69
Shareholder Reporting Fees	22
Custodian Fees (Note F)	11
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	2
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	19
Total Expenses	1,997
Waiver of Advisory Fees (Note B)	(63)
Reimbursement of Class Specific Expenses — Class I (Note B)	(34)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,894
Net Investment Loss	(96)
Realized Gain:
Investments Sold	1,404
Change in Unrealized Appreciation (Depreciation):
Investments	39,302
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	40,706
Net Increase in Net Assets Resulting from Operations	$40,610

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Concentrated Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(96)	$718
Net Realized Gain (Loss)	1,404	(6,666)
Net Change in Unrealized Appreciation (Depreciation)	39,302	21,060
Net Increase in Net Assets Resulting from Operations	40,610	15,112
Dividends and Distributions to Shareholders:
Class I	(393)	(748)
Class A	—	(44)
Class R6	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(393)	(792)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	94,143	41,049
Distributions Reinvested	393	748
Redeemed	(22,105)	(29,464)
Class A:
Subscribed	7,442	1,554
Distributions Reinvested	—	44
Redeemed	(3,651)	(1,301)
Class C:
Subscribed	2,674	515
Redeemed	(1,657)	(1,207)
Class R6:
Subscribed	40	—
Distributions Reinvested	— @	— @
Redeemed	(42)	(7)
Net Increase in Net Assets Resulting from Capital Share Transactions	77,237	11,931
Total Increase in Net Assets	117,454	26,251
Net Assets:
Beginning of Period	108,668	82,417
End of Period	$226,122	$108,668
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,271	2,449
Shares Issued on Distributions Reinvested	16	43
Shares Redeemed	(993)	(1,796)
Net Increase in Class I Shares Outstanding	3,294	696
Class A:
Shares Subscribed	333	96
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(165)	(82)
Net Increase in Class A Shares Outstanding	168	17
Class C:
Shares Subscribed	124	33
Shares Redeemed	(81)	(77)
Net Increase (Decrease) in Class C Shares Outstanding	43	(44)
Class R6:
Shares Subscribed	2	—
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(2)	(— @@)
Net Increase (Decrease) in Class R6 Shares Outstanding	— @@	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Concentrated Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.67		$15.04		$19.41		$17.12		$13.86
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.13		0.03		0.01		0.03
Net Realized and Unrealized Gain (Loss)	5.82		2.64		(4.36)		3.02		3.23
Total from Investment Operations	5.82		2.77		(4.33)		3.03		3.26
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.14)		(0.03)		—		(0.00	)(2)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—
Paid-in-Capital	—		—		(0.01)		—		—
Total Distributions	(0.05)		(0.14)		(0.04)		(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$23.44		$17.67		$15.04		$19.41		$17.12
Total Return(3)	32.91%		18.42	%(4)	(22.28)%		17.83%		23.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$203,761		$95,405		$70,730		$98,522		$45,946
Ratio of Expenses Before Expense Limitation	1.06%		1.12%		1.20%		1.17%		1.81%
Ratio of Expenses After Expense Limitation	1.00	%(5)	0.99	%(5)(6)	1.00	%(5)	1.00	%(5)	0.99	%(5)
Ratio of Net Investment Income	0.00	%(5)(7)	0.78	%(5)(6)	0.20	%(5)	0.04	%(5)	0.21	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	43%		51%		34%		33%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.77%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Concentrated Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.47		$14.88		$19.20		$17.00		$13.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		0.08		(0.01)		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	5.74		2.60		(4.31)		2.99		3.22
Total from Investment Operations	5.68		2.68		(4.32)		2.94		3.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		(0.00	)(2)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—
Total Distributions	—		(0.09)		(0.00	)(2)	(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$23.15		$17.47		$14.88		$19.20		$17.00
Total Return(3)	32.51%		18.05	%(4)	(22.49)%		17.42%		23.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,600		$8,088		$6,631		$8,245		$6,091
Ratio of Expenses Before Expense Limitation	1.33%		1.41%		1.49%		1.45%		2.13%
Ratio of Expenses After Expense Limitation	1.29	%(5)	1.27	%(5)(6)	1.30	%(5)	1.30	%(5)	1.31	%(5)
Ratio of Net Investment Income (Loss)	(0.29	)%(5)	0.49	%(5)(6)	(0.08	)%(5)	(0.29	)%(5)	(0.14	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	43%		51%		34%		33%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.29%	0.47%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Concentrated Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.82		$14.35		$18.66		$16.66		$13.63
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.22)		(0.04)		(0.13)		(0.18)		(0.12)
Net Realized and Unrealized Gain (Loss)	5.51		2.51		(4.18)		2.92		3.15
Total from Investment Operations	5.29		2.47		(4.31)		2.74		3.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(2)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—
Total Distributions	—		—		(0.00	)(2)	(0.74)		(0.00	)(2)
Net Asset Value, End of Period	$22.11		$16.82		$14.35		$18.66		$16.66
Total Return(3)	31.45%		17.21	%(4)	(23.09)%		16.58%		22.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,746		$5,164		$5,040		$7,969		$3,568
Ratio of Expenses Before Expense Limitation	2.10%		2.17%		2.24%		2.21%		2.91%
Ratio of Expenses After Expense Limitation	2.06	%(5)	2.04	%(5)(6)	2.05	%(5)	2.06	%(5)	2.09	%(5)
Ratio of Net Investment Loss	(1.06	)%(5)	(0.27	)%(5)(6)	(0.83	)%(5)	(1.00	)%(5)	(0.91	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	43%		51%		34%		33%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(0.28)%

(7)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Concentrated Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.70		$15.06		$19.44		$17.14		$13.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.14		0.03		0.04		0.03
Net Realized and Unrealized Gain (Loss)	5.82		2.65		(4.36)		3.00		3.25
Total from Investment Operations	5.83		2.79		(4.33)		3.04		3.28
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.15)		(0.04)		—		(0.00	)(3)
Net Realized Gain	—		—		(0.00	)(3)	(0.74)		—
Paid-in-Capital	—		—		(0.01)		—		—
Total Distributions	(0.06)		(0.15)		(0.05)		(0.74)		(0.00	)(3)
Net Asset Value, End of Period	$23.47		$17.70		$15.06		$19.44		$17.14
Total Return(4)	32.90%		18.51	%(5)	(22.25)%		17.86%		23.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$11		$16		$73		$43
Ratio of Expenses Before Expense Limitation	9.05%		19.78%		9.89%		7.26%		9.20%
Ratio of Expenses After Expense Limitation	0.95	%(6)	0.93	%(6)(7)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Net Investment Income	0.06	%(6)	0.84	%(6)(7)	0.17	%(6)	0.21	%(6)	0.22	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	43%		51%		34%		33%		54%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.82%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the

10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$12,785	$—	$—	$12,785
Banks	17,712	—	—	17,712
Capital Markets	19,104	—	—	19,104
Commercial Services & Supplies	8,183	—	—	8,183
Construction Materials	15,971	—	—	15,971
Consumer Staples Distribution & Retail	14,081	—	—	14,081
Electric Utilities	4,100	—	—	4,100
Entertainment	12,884	—	—	12,884
Financial Services	6,251	—	—	6,251
Insurance	15,605	—	—	15,605
Interactive Media & Services	11,115	—	—	11,115
Pharmaceuticals	5,365	—	—	5,365
Real Estate Management & Development	8,092	—	—	8,092
Semiconductors & Semiconductor Equipment	38,355	—	—	38,355
Software	16,290	—	—	16,290
Trading Companies & Distributors	19,122	—	—	19,122
Total Common Stocks	225,015	—	—	225,015
Short-Term Investment
Investment Company	2,219	—	—	2,219
Total Assets	$227,234	$—	$—	$227,234

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

6.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial

Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.71% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $63,000 of advisory fees were waived and approximately $36,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $151,778,000 and $75,204,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$655	$77,687	$76,123	$104
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$2,219

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$393	$—	$792	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$176	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $6,405,000 and $1,397,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $4,377,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$3,508

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 92.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Concentrated Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Concentrated Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $1,537,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

17

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MLNAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
China (3.8%)
JD.com, Inc. ADR	2,579	$89
NetEase, Inc. ADR	2,242	200
Tencent Holdings Ltd. ADR	20,525	1,092
		1,381
France (1.3%)
Hermes International SCA ADR	691	165
LVMH Moet Hennessy Louis Vuitton SE	467	307
		472
Ireland (0.5%)
Ryanair Holdings PLC ADR	3,941	172
Italy (5.4%)
Ferrari NV	4,717	2,004
Japan (6.1%)
Mitsui & Co. Ltd. ADR	2,060	858
Nippon Telegraph & Telephone Corp. ADR	6,655	166
Sumitomo Mitsui Financial Group, Inc. ADR	85,016	1,232
		2,256
Taiwan (4.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,547	1,688
United Kingdom (0.4%)
Experian PLC ADR	3,344	143
United States (77.2%)
Alphabet, Inc., Class A	6,729	1,274
Amazon.com, Inc. (a)	7,638	1,676
Ameriprise Financial, Inc.	3,787	2,016
Apple, Inc.	8,233	2,062
Applied Materials, Inc.	882	143
Brown & Brown, Inc.	8,849	903
CBRE Group, Inc., Class A (a)	5,621	738
Chevron Corp.	3,588	520
Costco Wholesale Corp.	295	270
CRH PLC	26,517	2,453
Eli Lilly & Co.	189	146
Fortune Brands Innovations, Inc.	2,409	165
Jack Henry & Associates, Inc.	1,625	285
Jefferies Financial Group, Inc.	4,387	344
JPMorgan Chase & Co.	8,314	1,993
Lennar Corp., Class A	1,434	195
Linde PLC	1,397	585
LPL Financial Holdings, Inc.	1,497	489
Lululemon Athletica, Inc. (a)	340	130
Masterbrand, Inc. (a)	4,463	65
Mastercard, Inc., Class A	1,393	733
McDonald's Corp.	771	223
MercadoLibre, Inc. (a)	123	209
Microsoft Corp.	4,673	1,970
Netflix, Inc. (a)	1,255	1,119
NextEra Energy, Inc.	5,477	393
NVIDIA Corp.	17,027	2,286
Progressive Corp.	4,973	1,191
	Shares	Value (000)
Target Corp.	444	$60
TJX Cos., Inc.	12,169	1,470
Tyler Technologies, Inc. (a)	1,092	630
United Rentals, Inc.	1,309	922
Valero Energy Corp.	1,025	126
Waste Management, Inc.	3,068	619
		28,403
Total Common Stocks (Cost $24,070)		36,519
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $251)	250,877	251
Total Investments (100.0%) (Cost $24,321) (b)(c)		36,770
Liabilities in Excess of Other Assets (–0.0%)‡		(1)
Net Assets (100.0%)		$36,769

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $307,000 and 0.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $24,491,000. The aggregate gross unrealized appreciation is approximately $12,556,000 and the aggregate gross unrealized depreciation is approximately $277,000, resulting in net unrealized appreciation of approximately $12,279,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.0%
Semiconductors & Semiconductor Equipment	11.2
Banks	8.7
Capital Markets	7.7
Software	7.1
Construction Materials	6.7
Interactive Media & Services	6.5
Insurance	5.7
Tech Hardware, Storage & Peripherals	5.6
Automobiles	5.4
Broadline Retail	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Core Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,070)	$36,519
Investment in Security of Affiliated Issuer, at Value (Cost $251)	251
Total Investments in Securities, at Value (Cost $24,321)	36,770
Receivable for Investments Sold	110
Dividends Receivable	4
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	31
Total Assets	36,917
Liabilities:
Payable for Investments Purchased	114
Payable for Professional Fees	14
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	3
Payable for Custodian Fees	2
Payable for Advisory Fees	1
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	9
Total Liabilities	148
Net Assets	$36,769
Net Assets Consist of:
Paid-in-Capital	$25,003
Total Distributable Earnings	11,766
Net Assets	$36,769
CLASS I:
Net Assets	$26,030
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,240,882
Net Asset Value, Offering and Redemption Price Per Share	$20.98
CLASS A:
Net Assets	$7,869
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	379,529
Net Asset Value, Redemption Price Per Share	$20.73
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.15
Maximum Offering Price Per Share	$21.88
CLASS C:
Net Assets	$2,857
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	144,857
Net Asset Value, Offering and Redemption Price Per Share	$19.72
CLASS R6:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	612
Net Asset Value, Offering and Redemption Price Per Share	$20.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Core Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $12 of Foreign Taxes Withheld)	$333
Dividends from Security of Affiliated Issuer (Note G)	13
Total Investment Income	346
Expenses:
Advisory Fees (Note B)	239
Professional Fees	153
Registration Fees	58
Shareholder Services Fees — Class A (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	29
Administration Fees (Note C)	25
Shareholder Reporting Fees	21
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class C	2
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	8
Pricing Fees	4
Directors' Fees and Expenses	2
Interest Expenses	1
Other Expenses	14
Total Expenses	601
Waiver of Advisory Fees (Note B)	(222)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	371
Net Investment Loss	(25)
Realized Gain (Loss):
Investments Sold	1,484
Foreign Currency Transaction	(— @)
Net Realized Gain	1,484
Change in Unrealized Appreciation (Depreciation):
Investments	4,771
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	4,771
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,255
Net Increase in Net Assets Resulting from Operations	$6,230

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Core Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(25)	$114
Net Realized Gain (Loss)	1,484	(1,686)
Net Change in Unrealized Appreciation (Depreciation)	4,771	5,252
Net Increase in Net Assets Resulting from Operations	6,230	3,680
Dividends and Distributions to Shareholders:
Class I	(44)	(110)
Class A	—	(24)
Class R6	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(44)	(134)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	9,465	9,652
Distributions Reinvested	44	110
Redeemed	(3,937)	(10,426)
Class A:
Subscribed	2,131	1,173
Distributions Reinvested	—	24
Redeemed	(743)	(688)
Class C:
Subscribed	418	672
Redeemed	(760)	(594)
Class R6:
Distributions Reinvested	— @	— @
Redeemed	—	(7)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,618	(84)
Total Increase in Net Assets	12,804	3,462
Net Assets:
Beginning of Period	23,965	20,503
End of Period	$36,769	$23,965
(1) Capital Share Transactions:
Class I:
Shares Subscribed	490	632
Shares Issued on Distributions Reinvested	2	7
Shares Redeemed	(202)	(678)
Net Increase (Decrease) in Class I Shares Outstanding	290	(39)
Class A:
Shares Subscribed	107	76
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(39)	(43)
Net Increase in Class A Shares Outstanding	68	34
Class C:
Shares Subscribed	23	44
Shares Redeemed	(41)	(40)
Net Increase (Decrease) in Class C Shares Outstanding	(18)	4
Class R6:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	—	(— @@)
Net Increase (Decrease) in Class R6 Shares Outstanding	— @@	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Core Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.95		$14.47		$18.01		$15.99		$13.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.11		0.07		0.01		0.02
Net Realized and Unrealized Gain (Loss)	4.05		2.49		(3.56)		2.78		2.78
Total from Investment Operations	4.07		2.60		(3.49)		2.79		2.80
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.12)		(0.05)		—		—
Net Realized Gain	—		—		—		(0.77)		—
Total Distributions	(0.04)		(0.12)		(0.05)		(0.77)		—
Net Asset Value, End of Period	$20.98		$16.95		$14.47		$18.01		$15.99
Total Return(2)	23.98%		17.96	%(3)	(19.37)%		17.63%		21.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,030		$16,116		$14,324		$18,041		$9,849
Ratio of Expenses Before Expense Limitation	1.72%		1.99%		2.25%		2.13%		2.93%
Ratio of Expenses After Expense Limitation	1.00	%(4)	0.96	%(4)(5)	0.99	%(4)	0.99	%(4)	0.99	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.09	%(4)	0.70	%(4)(5)	0.48	%(4)	0.06	%(4)	0.18	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		18%		17%		23%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.66%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Core Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.78		$14.33		$17.85		$15.92		$13.17
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		0.06		0.01		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	3.99		2.46		(3.52)		2.75		2.77
Total from Investment Operations	3.95		2.52		(3.51)		2.70		2.75
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.01)		—		—
Net Realized Gain	—		—		—		(0.77)		—
Total Distributions	—		(0.07)		(0.01)		(0.77)		—
Net Asset Value, End of Period	$20.73		$16.78		$14.33		$17.85		$15.92
Total Return(2)	23.54%		17.62	%(3)	(19.64)%		17.14%		20.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,869		$5,221		$3,978		$2,678		$1,869
Ratio of Expenses Before Expense Limitation	2.00%		2.32%		2.60%		2.51%		3.32%
Ratio of Expenses After Expense Limitation	1.30	%(4)	1.29	%(4)(5)	1.35	%(4)	1.35	%(4)	1.35	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.30	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.21	)%(4)	0.36	%(4)(5)	0.09	%(4)	(0.31	)%(4)	(0.18	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		18%		17%		23%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.32%	0.33%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Core Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.09		$13.79		$17.29		$15.55		$12.97
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.19)		(0.06)		(0.09)		(0.18)		(0.12)
Net Realized and Unrealized Gain (Loss)	3.82		2.36		(3.41)		2.69		2.70
Total from Investment Operations	3.63		2.30		(3.50)		2.51		2.58
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.77)		—
Net Asset Value, End of Period	$19.72		$16.09		$13.79		$17.29		$15.55
Total Return(2)	22.62%		16.68	%(3)	(20.24)%		16.32%		19.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,857		$2,618		$2,186		$2,893		$1,998
Ratio of Expenses Before Expense Limitation	2.80%		3.12%		3.38%		3.25%		4.11%
Ratio of Expenses After Expense Limitation	2.10	%(4)	2.07	%(4)(5)	2.10	%(4)	2.10	%(4)	2.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.01	)%(4)	(0.41	)%(4)(5)	(0.65	)%(4)	(1.06	)%(4)	(0.94	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		18%		17%		23%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(0.44)%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Core Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$16.96		$14.48		$18.01		$15.99		$13.18
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.11		0.08		0.02		0.03
Net Realized and Unrealized Gain (Loss)	4.05		2.50		(3.55)		2.77		2.78
Total from Investment Operations	4.08		2.61		(3.47)		2.79		2.81
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.13)		(0.06)		—		—
Net Realized Gain	—		—		—		(0.77)		—
Total Distributions	(0.05)		(0.13)		(0.06)		(0.77)		—
Net Asset Value, End of Period	$20.99		$16.96		$14.48		$18.01		$15.99
Total Return(3)	24.02%		18.00	%(4)	(19.28)%		17.55%		21.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$10		$15		$29		$16
Ratio of Expenses Before Expense Limitation	20.37%		16.70%		15.01%		13.09%		18.19%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.93	%(5)(6)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.13	%(5)	0.72	%(5)(6)	0.49	%(5)	0.10	%(5)	0.22	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	39%		18%		17%		23%		30%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.70%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the

10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$2,004	$—	$—	$2,004
Banks	3,225	—	—	3,225
Broadline Retail	1,974	—	—	1,974
Building Products	230	—	—	230
Capital Markets	2,849	—	—	2,849
Chemicals	585	—	—	585
Commercial Services & Supplies	619	—	—	619
Construction Materials	2,453	—	—	2,453
Consumer Staples Distribution & Retail	330	—	—	330
Diversified Telecommunication Services	166	—	—	166
Electric Utilities	393	—	—	393
Entertainment	1,319	—	—	1,319
Financial Services	1,018	—	—	1,018
Hotels, Restaurants & Leisure	223	—	—	223
Household Durables	195	—	—	195
Insurance	2,094	—	—	2,094
Interactive Media & Services	2,366	—	—	2,366
Oil, Gas & Consumable Fuels	646	—	—	646
Passenger Airlines	172	—	—	172
Pharmaceuticals	146	—	—	146
Professional Services	143	—	—	143

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$738	$—	$—	$738
Semiconductors & Semiconductor Equipment	4,117	—	—	4,117
Software	2,600	—	—	2,600
Specialty Retail	1,470	—	—	1,470
Tech Hardware, Storage & Peripherals	2,062	—	—	2,062
Textiles, Apparel & Luxury Goods	295	307	—	602
Trading Companies & Distributors	1,780	—	—	1,780
Total Common Stocks	36,212	307	—	36,519
Short-Term Investment
Investment Company	251	—	—	251
Total Assets	$36,463	$307	$—	$36,770

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.05% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $222,000 of advisory fees were waived and approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $18,680,000 and $12,157,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$125	$10,529	$10,403	$13
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$251

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$44	$—	$134	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$27	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $307,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,679,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$212

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 98.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Core Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Core Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $319,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

18

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MLMAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Australia (0.8%)
IREN Ltd. (a)	24,000	$236
France (2.3%)
LVMH Moet Hennessy Louis Vuitton SE	968	637
Germany (4.0%)
Delivery Hero SE (a)	39,209	1,106
Israel (3.2%)
Global-e Online Ltd. (a)	16,421	895
Japan (2.7%)
Sansan, Inc. (a)	52,800	757
Sweden (1.5%)
Evolution AB	5,574	426
United Kingdom (17.0%)
Babcock International Group PLC	199,625	1,249
Domino's Pizza Group PLC	117,687	464
Victoria PLC (a)	3,567,471	3,049
		4,762
United States (68.3%)
Appian Corp., Class A (a)	101,497	3,347
Applied Materials, Inc.	4,712	766
Arbutus Biopharma Corp. (a)	170,805	559
Avadel Pharmaceuticals PLC (a)	100,708	1,058
Biohaven Ltd. (a)	11,496	429
Bit Digital, Inc. (a)	77,314	227
Cigna Group	1,541	426
Core & Main, Inc., Class A (a)	15,410	785
Credit Acceptance Corp. (a)	980	460
Exelixis, Inc. (a)	24,646	821
Fastly, Inc., Class A (a)	87,723	828
HCA Healthcare, Inc.	2,153	646
Hut 8 Corp. (a)	12,864	264
Immunovant, Inc. (a)	31,935	791
Lithia Motors, Inc., Class A	3,574	1,278
Procore Technologies, Inc. (a)	10,067	754
Roivant Sciences Ltd. (a)	52,061	616
Royalty Pharma PLC, Class A	28,790	734
Sotera Health Co. (a)	60,009	821
Talen Energy Corp. (a)	6,756	1,361
Tesla, Inc. (a)	2,757	1,113
Vistra Corp.	7,448	1,027
		19,111
Total Common Stocks (Cost $31,217)		27,930
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $739)	738,636	739
Total Investments (102.4%) (Cost $31,956) (b)(c)		28,669
Liabilities in Excess of Other Assets (–2.4%)		(676)
Net Assets (100.0%)		$27,993

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $7,262,000 and 25.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $34,106,000. The aggregate gross unrealized appreciation is approximately $3,923,000 and the aggregate gross unrealized depreciation is approximately $9,360,000, resulting in net unrealized depreciation of approximately $5,437,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.2%
Software	19.5
Biotechnology	11.2
Household Durables	10.6
Independent Power & Renewable Electricity Producers	8.3
Hotels, Restaurants & Leisure	7.0
Pharmaceuticals	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Endurance Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $31,217)	$27,930
Investment in Security of Affiliated Issuer, at Value (Cost $739)	739
Total Investments in Securities, at Value (Cost $31,956)	28,669
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	171
Receivable for Fund Shares Sold	20
Due from Adviser	16
Dividends Receivable	6
Receivable from Affiliate	3
Receivable from Securities Lending Income	—	@
Other Assets	50
Total Assets	28,935
Liabilities:
Payable for Investments Purchased	888
Payable for Professional Fees	15
Payable for Fund Shares Redeemed	14
Payable for Custodian Fees	6
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	13
Total Liabilities	942
Net Assets	$27,993
Net Assets Consist of:
Paid-in-Capital	$72,689
Total Accumulated Loss	(44,696)
Net Assets	$27,993

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Endurance Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$24,735
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,478,682
Net Asset Value, Offering and Redemption Price Per Share	$16.73
CLASS A:
Net Assets	$2,197
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	133,122
Net Asset Value, Redemption Price Per Share	$16.50
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.91
Maximum Offering Price Per Share	$17.41
CLASS C:
Net Assets	$1,034
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,249
Net Asset Value, Offering and Redemption Price Per Share	$15.85
CLASS R6:
Net Assets	$27
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,633
Net Asset Value, Offering and Redemption Price Per Share	$16.75

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Endurance Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$283
Income from Securities Loaned — Net	193
Dividends from Security of Affiliated Issuer (Note G)	49
Total Investment Income	525
Expenses:
Advisory Fees (Note B)	318
Professional Fees	167
Registration Fees	59
Administration Fees (Note C)	32
Shareholder Reporting Fees	23
Sub Transfer Agency Fees — Class I	19
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class C	1
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	10
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	16
Pricing Fees	2
Directors' Fees and Expenses	2
Interest Expenses	1
Other Expenses	21
Total Expenses	701
Waiver of Advisory Fees (Note B)	(262)
Reimbursement of Class Specific Expenses — Class I (Note B)	(11)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	421
Net Investment Income	104
Realized Gain (Loss):
Investments Sold	2,298
Foreign Currency Transaction	(7)
Net Realized Gain	2,291
Change in Unrealized Appreciation (Depreciation):
Investments	269
Foreign Currency Translation	1
Net Change in Unrealized Appreciation (Depreciation)	270
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,561
Net Increase in Net Assets Resulting from Operations	$2,665

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Endurance Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$104	$817
Net Realized Gain (Loss)	2,291	(200)
Net Change in Unrealized Appreciation (Depreciation)	270	15,798
Net Increase in Net Assets Resulting from Operations	2,665	16,415
Dividends and Distributions to Shareholders:
Class I	(137)	(649)
Class A	—	(114)
Class C	—	(10)
Class R6	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(137)	(773)
Capital Share Transactions:(1)
Class I:
Subscribed	4,445	10,916
Distributions Reinvested	137	649
Redeemed	(18,417)	(6,181)
Class A:
Subscribed	1,044	11,155
Distributions Reinvested	—	114
Redeemed	(6,369)	(8,393)
Class C:
Subscribed	171	267
Distributions Reinvested	—	10
Redeemed	(98)	(215)
Class R6:
Subscribed	—	15
Distributions Reinvested	— @	— @
Redeemed	—	(8)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,087)	8,329
Total Increase (Decrease) in Net Assets	(16,559)	23,971
Net Assets:
Beginning of Period	44,552	20,581
End of Period	$27,993	$44,552
(1) Capital Share Transactions:
Class I:
Shares Subscribed	283	835
Shares Issued on Distributions Reinvested	8	42
Shares Redeemed	(1,090)	(430)
Net Increase (Decrease) in Class I Shares Outstanding	(799)	447
Class A:
Shares Subscribed	66	739
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(410)	(583)
Net Increase (Decrease) in Class A Shares Outstanding	(344)	164
Class C:
Shares Subscribed	11	19
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(6)	(18)
Net Increase in Class C Shares Outstanding	5	2
Class R6:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	—	(1)
Net Increase in Class R6 Shares Outstanding	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Endurance Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.87		$9.37		$27.75		$26.51		$13.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		0.31		(0.13)		(0.28)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.90		6.48		(18.25)		2.82		14.41
Total from Investment Operations	0.95		6.79		(18.38)		2.54		14.32
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.29)		—		(0.02)		(0.03)
Net Realized Gain	—		—		—		(1.28)		(0.81)
Total Distributions	(0.09)		(0.29)		—		(1.30)		(0.84)
Net Asset Value, End of Period	$16.73		$15.87		$9.37		$27.75		$26.51
Total Return(2)	5.98%		72.56	%(3)	(66.23)%		9.59%		110.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,735		$36,150		$17,152		$70,478		$7,854
Ratio of Expenses Before Expense Limitation	1.69%		1.62%		1.67%		1.34%		5.12%
Ratio of Expenses After Expense Limitation	1.00	%(4)	0.87	%(4)(5)	1.00	%(4)	0.99	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(4)	N/A		1.00	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.32	%(4)	2.23	%(4)(5)	(0.87	)%(4)	(0.85	)%(4)	(0.52	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	157%		130%		67%		75%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	2.11%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Endurance Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.63		$9.23		$27.45		$26.33		$12.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(2)	0.26		(0.17)		(0.38)		(0.19)
Net Realized and Unrealized Gain (Loss)	0.87		6.38		(18.05)		2.80		14.34
Total from Investment Operations	0.87		6.64		(18.22)		2.42		14.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		—		(0.02)		(0.00	)(2)
Net Realized Gain	—		—		—		(1.28)		(0.81)
Total Distributions	—		(0.24)		—		(1.30)		(0.81)
Net Asset Value, End of Period	$16.50		$15.63		$9.23		$27.45		$26.33
Total Return(3)	5.57%		72.03	%(4)	(66.38)%		9.20%		109.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,197		$7,463		$2,898		$5,239		$2,462
Ratio of Expenses Before Expense Limitation	2.04%		1.95%		1.99%		1.70%		5.67%
Ratio of Expenses After Expense Limitation	1.35	%(5)	1.23	%(5)(6)	1.35	%(5)	1.35	%(5)	1.35	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(5)	N/A		1.35	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.06	)%(5)	1.87	%(5)(6)	(1.22	)%(5)	(1.16	)%(5)	(0.86	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	157%		130%		67%		75%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.34%	1.76%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Endurance Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.12		$8.96		$26.81		$25.93		$12.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.12)		0.15		(0.28)		(0.62)		(0.33)
Net Realized and Unrealized Gain (Loss)	0.85		6.17		(17.57)		2.80		14.18
Total from Investment Operations	0.73		6.32		(17.85)		2.18		13.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		—		(0.02)		—
Net Realized Gain	—		—		—		(1.28)		(0.81)
Total Distributions	—		(0.16)		—		(1.30)		(0.81)
Net Asset Value, End of Period	$15.85		$15.12		$8.96		$26.81		$25.93
Total Return(2)	4.83%		70.62	%(3)	(66.58)%		8.41%		107.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,034		$913		$519		$1,547		$439
Ratio of Expenses Before Expense Limitation	2.96%		3.03%		3.05%		2.53%		7.61%
Ratio of Expenses After Expense Limitation	2.10	%(4)	1.96	%(4)(5)	2.10	%(4)	2.10	%(4)	2.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(4)	N/A		2.10	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.78	)%(4)	1.14	%(4)(5)	(1.97	)%(4)	(1.92	)%(4)	(1.62	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	157%		130%		67%		75%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.09%	1.01%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Endurance Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.89		$9.38		$27.78		$26.53		$13.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.31		(0.12)		(0.24)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.91		6.50		(18.28)		2.79		14.41
Total from Investment Operations	0.97		6.81		(18.40)		2.55		14.33
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.30)		—		(0.02)		(0.03)
Net Realized Gain	—		—		—		(1.28)		(0.81)
Total Distributions	(0.11)		(0.30)		—		(1.30)		(0.84)
Net Asset Value, End of Period	$16.75		$15.89		$9.38		$27.78		$26.53
Total Return(3)	6.05%		72.66	%(4)	(66.23)%		9.62%		110.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27		$26		$12		$31		$28
Ratio of Expenses Before Expense Limitation	11.05%		17.07%		15.13%		7.59%		16.93%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.79	%(5)(6)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)	N/A		0.95	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.35	%(5)	2.31	%(5)(6)	(0.82	)%(5)	(0.71	)%(5)	(0.47	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	157%		130%		67%		75%		46%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.16%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,249	$—	$1,249
Automobiles	1,113	—	—	1,113
Biotechnology	3,216	—	—	3,216
Broadline Retail	895	—	—	895
Consumer Finance	460	—	—	460
Health Care Providers & Services	1,072	—	—	1,072
Hotels, Restaurants & Leisure	426	1,570	—	1,996
Household Durables	—	3,049	—	3,049
Independent Power & Renewable Electricity Producers	2,388	—	—	2,388
Information Technology Services	828	—	—	828
Life Sciences Tools & Services	821	—	—	821
Pharmaceuticals	1,792	—	—	1,792
Semiconductors & Semiconductor Equipment	766	—	—	766
Software	4,828	757	—	5,585
Specialty Retail	1,278	—	—	1,278
Textiles, Apparel & Luxury Goods	—	637	—	637
Trading Companies & Distributors	785	—	—	785
Total Common Stocks	20,668	7,262	—	27,930
Short-Term Investment
Investment Company	739	—	—	739
Total Assets	$21,407	$7,262	$—	$28,669

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2024 the Fund did not have any outstanding securities on loan.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.14% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $262,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $61,000,000 and $76,508,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024,

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$4,068	$35,480	$38,809	$49
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$739

During the year ended December 31, 2024, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$137	$—	$773	$—

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $8,397,000 and $28,912,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,921,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$1,948

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street.

This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Endurance Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Endurance Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $236,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

20

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSJAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
France (8.0%)
L'Oreal SA	325,475	$115,219
LVMH Moet Hennessy Louis Vuitton SE	88,190	58,011
Pernod Ricard SA	413,480	46,718
		219,948
Germany (7.3%)
SAP SE	815,164	200,509
United Kingdom (6.5%)
Experian PLC	898,481	38,617
Haleon PLC	11,540,285	54,414
RELX PLC (Euronext NV)	402,756	18,239
RELX PLC (LSE)	1,537,710	69,672
		180,942
United States (76.4%)
Abbott Laboratories	773,251	87,462
Accenture PLC, Class A	320,347	112,695
Alphabet, Inc., Class A	427,348	80,897
Aon PLC, Class A	309,580	111,189
Arthur J Gallagher & Co.	222,227	63,079
Automatic Data Processing, Inc.	261,971	76,687
AutoZone, Inc. (a)	15,270	48,895
Becton Dickinson & Co.	374,004	84,850
Booking Holdings, Inc.	11,072	55,010
Broadridge Financial Solutions, Inc.	187,325	42,352
CDW Corp.	207,148	36,052
CME Group, Inc.	333,193	77,377
Coca-Cola Co.	1,311,998	81,685
Constellation Brands, Inc., Class A	308,075	68,085
Equifax, Inc.	127,774	32,563
FactSet Research Systems, Inc.	58,745	28,214
Hologic, Inc. (a)	531,335	38,304
Intercontinental Exchange, Inc.	532,474	79,344
Jack Henry & Associates, Inc.	159,637	27,984
Microsoft Corp.	507,348	213,847
Otis Worldwide Corp.	479,117	44,371
Philip Morris International, Inc.	290,580	34,971
Procter & Gamble Co.	546,805	91,672
Roper Technologies, Inc.	135,658	70,522
S&P Global, Inc.	61,650	30,704
Steris PLC	171,670	35,289
Thermo Fisher Scientific, Inc.	144,129	74,980
UnitedHealth Group, Inc.	156,373	79,103
Visa, Inc., Class A	573,890	181,372
Zoetis, Inc.	138,213	22,519
		2,112,074
Total Common Stocks (Cost $1,819,186)		2,713,473
	Shares	Value (000)
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $30,160)	30,160,060	$30,160
Total Investments (99.3%) (Cost $1,849,346) (b)(c)		2,743,633
Other Assets in Excess of Liabilities (0.7%)		19,853
Net Assets (100.0%)		$2,763,486

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $601,399,000 and 21.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $1,859,618,000. The aggregate gross unrealized appreciation is approximately $931,728,000 and the aggregate gross unrealized depreciation is approximately $47,835,000, resulting in net unrealized appreciation of approximately $883,893,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.0%
Software	17.7
Professional Services	10.1
Health Care Equipment & Supplies	9.0
Capital Markets	7.8
Financial Services	7.6
Beverages	7.2
Insurance	6.4
Personal Care Products	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Franchise Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,819,186)	$2,713,473
Investment in Security of Affiliated Issuer, at Value (Cost $30,160)	30,160
Total Investments in Securities, at Value (Cost $1,849,346)	2,743,633
Foreign Currency, at Value (Cost $2,886)	2,847
Receivable for Investments Sold	17,555
Dividends Receivable	2,987
Receivable for Fund Shares Sold	2,049
Tax Reclaim Receivable	872
Receivable from Affiliate	149
Other Assets	138
Total Assets	2,770,230
Liabilities:
Payable for Advisory Fees	5,227
Payable for Fund Shares Redeemed	702
Payable for Sub Transfer Agency Fees — Class I	219
Payable for Sub Transfer Agency Fees — Class A	23
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	6
Payable for Administration Fees	195
Payable for Shareholder Service Fees — Class A	66
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	76
Payable for Custodian Fees	34
Payable for Professional Fees	15
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	168
Total Liabilities	6,744
Net Assets	$2,763,486
Net Assets Consist of:
Paid-in-Capital	$1,843,752
Total Distributable Earnings	919,734
Net Assets	$2,763,486

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$1,959,326
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	58,378,457
Net Asset Value, Offering and Redemption Price Per Share	$33.56
CLASS A:
Net Assets	$295,908
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,083,636
Net Asset Value, Redemption Price Per Share	$32.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.81
Maximum Offering Price Per Share	$34.39
CLASS L:
Net Assets	$7,868
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	242,102
Net Asset Value, Offering and Redemption Price Per Share	$32.50
CLASS C:
Net Assets	$85,085
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,700,892
Net Asset Value, Offering and Redemption Price Per Share	$31.50
CLASS R6:
Net Assets	$415,299
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,369,443
Net Asset Value, Offering and Redemption Price Per Share	$33.57

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Franchise Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,033 of Foreign Taxes Withheld)	$43,413
Dividends from Security of Affiliated Issuer (Note G)	2,303
Total Investment Income	45,716
Expenses:
Advisory Fees (Note B)	20,891
Administration Fees (Note C)	2,302
Sub Transfer Agency Fees — Class I	1,952
Sub Transfer Agency Fees — Class A	262
Sub Transfer Agency Fees — Class L	5
Sub Transfer Agency Fees — Class C	68
Shareholder Service Fees — Class A (Note D)	804
Distribution and Shareholder Services Fees — Class L (Note D)	62
Distribution and Shareholder Services Fees — Class C (Note D)	972
Professional Fees	185
Registration Fees	122
Custodian Fees (Note F)	103
Shareholder Reporting Fees	95
Transfer Agency Fees — Class I (Note E)	29
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	5
Directors' Fees and Expenses	45
Pricing Fees	3
Other Expenses	160
Total Expenses	28,077
Rebate from Morgan Stanley Affiliate (Note G)	(88)
Net Expenses	27,989
Net Investment Income	17,727
Realized Gain:
Investments Sold	333,101
Foreign Currency Transaction	58
Net Realized Gain	333,159
Change in Unrealized Appreciation (Depreciation):
Investments	(104,299)
Foreign Currency Translation	(98)
Net Change in Unrealized Appreciation (Depreciation)	(104,397)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	228,762
Net Increase in Net Assets Resulting from Operations	$246,489

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Franchise Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17,727	$24,360
Net Realized Gain	333,159	61,013
Net Change in Unrealized Appreciation (Depreciation)	(104,397)	365,660
Net Increase in Net Assets Resulting from Operations	246,489	451,033
Dividends and Distributions to Shareholders:
Class I	(215,059)	(41,648)
Class A	(32,968)	(5,853)
Class L	(846)	(104)
Class C	(9,319)	(1,178)
Class R6	(44,297)	(6,476)
Total Dividends and Distributions to Shareholders	(302,489)	(55,259)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	357,569	351,348
Distributions Reinvested	209,335	40,461
Redeemed	(734,749)	(556,850)
Class A:
Subscribed	43,740	46,023
Distributions Reinvested	31,210	5,586
Redeemed	(111,660)	(86,953)
Class L:
Distributions Reinvested	846	104
Redeemed	(836)	(471)
Class C:
Subscribed	7,409	8,550
Distributions Reinvested	9,171	1,144
Redeemed	(33,469)	(30,484)
Class R6:
Subscribed	111,868	4,831
Distributions Reinvested	44,297	6,248
Redeemed	(46,528)	(259,847)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(111,797)	(470,310)
Total Decrease in Net Assets	(167,797)	(74,536)
Net Assets:
Beginning of Period	2,931,283	3,005,819
End of Period	$2,763,486	$2,931,283

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,846	10,888
Shares Issued on Distributions Reinvested	6,089	1,192
Shares Redeemed	(20,425)	(17,209)
Net Decrease in Class I Shares Outstanding	(4,490)	(5,129)
Class A:
Shares Subscribed	1,243	1,457
Shares Issued on Distributions Reinvested	935	169
Shares Redeemed	(3,195)	(2,745)
Net Decrease in Class A Shares Outstanding	(1,017)	(1,119)
Class L:
Shares Issued on Distributions Reinvested	25	3
Shares Redeemed	(24)	(15)
Net Increase (Decrease) in Class L Shares Outstanding	1	(12)
Class C:
Shares Subscribed	218	277
Shares Issued on Distributions Reinvested	284	36
Shares Redeemed	(985)	(993)
Net Decrease in Class C Shares Outstanding	(483)	(680)
Class R6:
Shares Subscribed	2,984	150
Shares Issued on Distributions Reinvested	1,288	184
Shares Redeemed	(1,251)	(8,005)
Net Increase (Decrease) in Class R6 Shares Outstanding	3,021	(7,671)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Franchise Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$34.36		$30.10		$36.99		$31.20		$28.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.29		0.25		0.27		0.30
Net Realized and Unrealized Gain (Loss)	2.93		4.64		(6.63)		6.54		3.45
Total from Investment Operations	3.17		4.93		(6.38)		6.81		3.75
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.30)		(0.25)		(0.27)		(0.28)
Net Realized Gain	(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(3.97)		(0.67)		(0.51)		(1.02)		(1.08)
Net Asset Value, End of Period	$33.56		$34.36		$30.10		$36.99		$31.20
Total Return(2)	8.97%		16.42	%(3)	(17.24)%		21.92%		13.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,959,326		$2,160,291		$2,046,621		$2,790,499		$2,300,448
Ratio of Expenses Before Expense Limitation	0.93%		0.92%		0.92%		0.91%		N/A
Ratio of Expenses After Expense Limitation	0.93	%(4)	0.92	%(4)	0.92	%(4)	0.91	%(4)	0.92	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.92	%(4)
Ratio of Net Investment Income	0.66	%(4)	0.88	%(4)	0.79	%(4)	0.79	%(4)	1.04	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		15%		15%		17%		19%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Franchise Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$33.46		$29.32		$36.05		$30.44		$27.86
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.20		0.17		0.18		0.22
Net Realized and Unrealized Gain (Loss)	2.85		4.53		(6.46)		6.37		3.37
Total from Investment Operations	3.00		4.73		(6.29)		6.55		3.59
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.22)		(0.18)		(0.19)		(0.21)
Net Realized Gain	(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(3.88)		(0.59)		(0.44)		(0.94)		(1.01)
Net Asset Value, End of Period	$32.58		$33.46		$29.32		$36.05		$30.44
Total Return(2)	8.71%		16.16	%(3)	(17.45)%		21.61%		12.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$295,908		$337,938		$328,979		$395,450		$317,673
Ratio of Expenses Before Expense Limitation	1.16%		1.17%		1.16%		1.16%		N/A
Ratio of Expenses After Expense Limitation	1.16	%(4)	1.16	%(4)(5)	1.16	%(4)	1.16	%(4)	1.16	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.16	%(4)
Ratio of Net Investment Income	0.43	%(4)	0.64	%(4)(5)	0.57	%(4)	0.54	%(4)	0.77	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	35%		15%		15%		17%		19%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.17%	0.63%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Franchise Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$33.41		$29.29		$36.01		$30.41		$27.84
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		0.04		0.02		0.01		0.07
Net Realized and Unrealized Gain (Loss)	2.84		4.51		(6.45)		6.36		3.36
Total from Investment Operations	2.81		4.55		(6.43)		6.37		3.43
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.03)		(0.02)		(0.06)
Net Realized Gain	(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(3.72)		(0.43)		(0.29)		(0.77)		(0.86)
Net Asset Value, End of Period	$32.50		$33.41		$29.29		$36.01		$30.41
Total Return(2)	8.15%		15.57	%(3)	(17.86)%		21.02%		12.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,868		$8,048		$7,397		$9,473		$8,390
Ratio of Expenses Before Expense Limitation	1.67%		1.67%		1.66%		1.66%		N/A
Ratio of Expenses After Expense Limitation	1.67	%(4)	1.66	%(4)(5)	1.66	%(4)	1.66	%(4)	1.66	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.66	%(4)
Ratio of Net Investment Income (Loss)	(0.08	)%(4)	0.13	%(4)(5)	0.06	%(4)	0.05	%(4)	0.26	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	35%		15%		15%		17%		19%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.67%	0.12%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Franchise Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$32.56		$28.57		$35.18		$29.77		$27.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.11)		(0.03)		(0.06)		(0.06)		0.01
Net Realized and Unrealized Gain (Loss)	2.77		4.39		(6.29)		6.21		3.27
Total from Investment Operations	2.66		4.36		(6.35)		6.15		3.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)
Net Realized Gain	(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		(0.00	)(2)	—
Total Distributions	(3.72)		(0.37)		(0.26)		(0.74)		(0.81)
Net Asset Value, End of Period	$31.50		$32.56		$28.57		$35.18		$29.77
Total Return(3)	7.90%		15.29	%(4)	(18.06)%		20.74%		12.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$85,085		$103,671		$110,399		$157,721		$125,919
Ratio of Expenses Before Expense Limitation	1.90%		1.91%		1.90%		1.90%		N/A
Ratio of Expenses After Expense Limitation	1.90	%(5)	1.90	%(5)(6)	1.90	%(5)	1.90	%(5)	1.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.91	%(5)
Ratio of Net Investment Income (Loss)	(0.31	)%(5)	(0.10	)%(5)(6)	(0.19	)%(5)	(0.20	)%(5)	0.03	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	35%		15%		15%		17%		19%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.91%	(0.11)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Franchise Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$34.37		$30.11		$37.01		$31.21		$28.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.31		0.29		0.31		0.33
Net Realized and Unrealized Gain (Loss)	2.93		4.65		(6.64)		6.54		3.45
Total from Investment Operations	3.21		4.96		(6.35)		6.85		3.78
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.33)		(0.29)		(0.30)		(0.30)
Net Realized Gain	(3.72)		(0.37)		(0.26)		(0.74)		(0.80)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(4.01)		(0.70)		(0.55)		(1.05)		(1.10)
Net Asset Value, End of Period	$33.57		$34.37		$30.11		$37.01		$31.21
Total Return(3)	9.07%		16.52	%(4)	(17.17)%		22.05%		13.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$415,299		$321,335		$512,423		$605,486		$370,127
Ratio of Expenses Before Expense Limitation	0.83%		0.83%		0.83%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.83	%(5)	0.82	%(5)(6)	0.83	%(5)	0.82	%(5)	0.83	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.83	%(5)
Ratio of Net Investment Income	0.76	%(5)	0.97	%(5)(6)	0.90	%(5)	0.90	%(5)	1.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	35%		15%		15%		17%		19%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.83%	0.96%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/ vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$149,770	$46,718	$—	$196,488
Capital Markets	215,639	—	—	215,639
Electronic Equipment, Instruments & Components	36,052	—	—	36,052
Financial Services	209,356	—	—	209,356
Health Care Equipment & Supplies	245,905	—	—	245,905
Health Care Providers & Services	79,103	—	—	79,103
Hotels, Restaurants & Leisure	55,010	—	—	55,010
Household Products	91,672	—	—	91,672
Information Technology Services	112,695	—	—	112,695
Insurance	174,268	—	—	174,268
14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$80,897	$—	$—	$80,897
Life Sciences Tools & Services	74,980	—	—	74,980
Machinery	44,371	—	—	44,371
Personal Care Products	—	169,633	—	169,633
Pharmaceuticals	22,519	—	—	22,519
Professional Services	151,602	126,528	—	278,130
Software	284,369	200,509	—	484,878
Specialty Retail	48,895	—	—	48,895
Textiles, Apparel & Luxury Goods	—	58,011	—	58,011
Tobacco	34,971	—	—	34,971
Total Common Stocks	2,112,074	601,399	—	2,713,473
Short-Term Investment
Investment Company	30,160	—	—	30,160
Total Assets	$2,142,234	$601,399	$—	$2,743,633

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the year ended December 31, 2024.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $4,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $983,256,000 and $1,366,072,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $88,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$64,813	$659,770	$694,423	$2,303
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$30,160

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,420	$281,069	$23,775	$31,484

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,550	$29,378

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.9%.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Franchise Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Franchise Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $281,069,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $42,903,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

21

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSFBX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Insight
Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Brazil (0.4%)
NU Holdings Ltd., Class A (a)	27,964	$290
Canada (6.3%)
Shopify, Inc., Class A (a)	41,040	4,364
Israel (6.6%)
Global-e Online Ltd. (a)	84,061	4,584
Korea, Republic of (2.5%)
Coupang, Inc. (a)	78,115	1,717
Netherlands (9.4%)
Adyen NV (a)	2,729	4,055
ASML Holding NV (Registered)	3,551	2,461
		6,516
Singapore (3.1%)
Grab Holdings Ltd., Class A (a)	375,288	1,771
Sea Ltd. ADR (a)	3,446	366
		2,137
United States (66.2%)
Affirm Holdings, Inc. (a)	71,796	4,372
Agilon Health, Inc. (a)	156,814	298
Arbutus Biopharma Corp. (a)	224,495	734
Aurora Innovation, Inc. (a)	492,440	3,102
Carvana Co. (a)	11,911	2,422
Cloudflare, Inc., Class A (a)	52,730	5,678
DoorDash, Inc., Class A (a)	20,396	3,422
Intellia Therapeutics, Inc. (a)	12,533	146
IonQ, Inc. (a)	24,754	1,034
MercadoLibre, Inc. (a)	2,193	3,729
MicroStrategy, Inc., Class A (a)	5,466	1,583
Peloton Interactive, Inc., Class A (a)	197,119	1,715
ProKidney Corp. (a)	45,310	77
ROBLOX Corp., Class A (a)	50,975	2,949
Roivant Sciences Ltd. (a)	60,654	718
Royalty Pharma PLC, Class A	90,116	2,299
Samsara, Inc., Class A (a)	55,690	2,433
Tesla, Inc. (a)	15,324	6,188
Trade Desk, Inc., Class A (a)	25,222	2,964
XOMA Royalty Corp. (a)	3,348	88
		45,951
Total Common Stocks (Cost $38,500)		65,559
Preferred Stock (0.1%)
United States (0.1%)
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	33
Investment Company (2.8%)
United States (2.8%)
iShares Bitcoin Trust ETF, (a) (Cost $1,418)	36,663	1,945
	Shares	Value (000)
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $1,665)	1,664,519	$1,665
Total Investments Excluding Purchased Options (99.8%) (Cost $41,656)		69,202
Total Purchased Options Outstanding (0.3%) (Cost $352)		224
Total Investments (100.1%) (Cost $42,008) (d)(e)(f)		69,426
Liabilities in Excess of Other Assets (–0.1%)		(43)
Net Assets (100.0%)		$69,383

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $33,000 and represents 0.1% of net assets.

(c)  At December 31, 2024, the Fund held a fair valued security valued at approximately $33,000, representing 0.1% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Securities are available for collateral in connection with purchased options.

(e)  The approximate fair value and percentage of net assets, $4,055,000 and 5.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $47,436,000. The aggregate gross unrealized appreciation is approximately $30,587,000 and the aggregate gross unrealized depreciation is approximately $8,595,000, resulting in net unrealized appreciation of approximately $21,992,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	7,437,834	$7,438	$46		$31	$15
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	19,293,019	19,293	—	@	73	(73)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	13,974,746	13,975	78		61	17
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	6,763,419	6,763	26		29	(3)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	17,900,646	17,901	13		76	(63)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	17,249,729	17,250	61		82	(21)
							$224		$352	$(128)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.7%
Information Technology Services	14.5
Broadline Retail	14.4
Financial Services	12.1
Software	10.4
Automobiles	8.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $40,343)	$67,761
Investment in Security of Affiliated Issuer, at Value (Cost $1,665)	1,665
Total Investments in Securities, at Value (Cost $42,008)	69,426
Foreign Currency, at Value (Cost $5)	5
Receivable for Investments Sold	442
Receivable for Fund Shares Sold	8
Receivable from Affiliate	7
Tax Reclaim Receivable	5
Dividends Receivable	1
Other Assets	54
Total Assets	69,948
Liabilities:
Payable for Fund Shares Redeemed	316
Payable for Investments Purchased	104
Payable for Advisory Fees	83
Payable for Professional Fees	19
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Custodian Fees	6
Payable for Administration Fees	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	21
Total Liabilities	565
Net Assets	$69,383
Net Assets Consist of:
Paid-in-Capital	$157,552
Total Accumulated Loss	(88,169)
Net Assets	$69,383

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$42,508
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,483,914
Net Asset Value, Offering and Redemption Price Per Share	$17.11
CLASS A:
Net Assets	$22,411
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,380,366
Net Asset Value, Redemption Price Per Share	$16.24
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.90
Maximum Offering Price Per Share	$17.14
CLASS L:
Net Assets	$256
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,529
Net Asset Value, Offering and Redemption Price Per Share	$14.61
CLASS C:
Net Assets	$4,169
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	297,474
Net Asset Value, Offering and Redemption Price Per Share	$14.01
CLASS R6:
Net Assets	$39
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,299
Net Asset Value, Offering and Redemption Price Per Share	$17.10

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Insight Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers*	$192
Dividends from Security of Affiliated Issuer (Note G)	65
Income from Securities Loaned — Net	1
Total Investment Income	258
Expenses:
Advisory Fees (Note B)	543
Professional Fees	180
Shareholder Services Fees — Class A (Note D)	48
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	38
Administration Fees (Note C)	54
Sub Transfer Agency Fees — Class I	29
Sub Transfer Agency Fees — Class A	19
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Registration Fees	46
Shareholder Reporting Fees	27
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	16
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	25
Total Expenses	1,052
Waiver of Advisory Fees (Note B)	(252)
Reimbursement of Class Specific Expenses — Class I (Note B)	(13)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	780
Net Investment Loss	(522)
Realized Gain (Loss):
Investments Sold	19,693
Foreign Currency Transaction	(3)
Net Realized Gain	19,690
Change in Unrealized Appreciation (Depreciation):
Investments	6,817
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	6,817
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	26,507
Net Increase in Net Assets Resulting from Operations	$25,985

*  Includes foreign tax reclaims for previously withheld taxes on dividends earned in certain European Union countries in the amount of approximately $104,000.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(522)	$(676)
Net Realized Gain (Loss)	19,690	(24,959)
Net Change in Unrealized Appreciation (Depreciation)	6,817	59,915
Net Increase in Net Assets Resulting from Operations	25,985	34,280
Dividends and Distributions to Shareholders:
Class I	(633)	—
Class A	(260)	—
Class L	(2)	—
Class C	(27)	—
Class R6	(1)	—
Total Dividends and Distributions to Shareholders	(923)	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	9,317	8,973
Distributions Reinvested	633	—
Redeemed	(36,075)	(35,837)
Class A:
Subscribed	3,861	2,245
Distributions Reinvested	260	—
Redeemed	(9,926)	(8,820)
Class L:
Distributions Reinvested	2	—
Redeemed	(83)	(3)
Class C:
Subscribed	149	434
Distributions Reinvested	27	—
Redeemed	(1,852)	(2,054)
Class R6:
Subscribed	79	—
Distributions Reinvested	1	—
Redeemed	(53)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,660)	(35,062)
Total Decrease in Net Assets	(8,598)	(782)
Net Assets:
Beginning of Period	77,981	78,763
End of Period	$69,383	$77,981

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	668	942
Shares Issued on Distributions Reinvested	33	—
Shares Redeemed	(2,682)	(3,590)
Net Decrease in Class I Shares Outstanding	(1,981)	(2,648)
Class A:
Shares Subscribed	266	237
Shares Issued on Distributions Reinvested	14	—
Shares Redeemed	(795)	(938)
Net Decrease in Class A Shares Outstanding	(515)	(701)
Class L:
Shares Issued on Distributions Reinvested	— @	—
Shares Redeemed	(8)	(— @)
Net Decrease in Class L Shares Outstanding	(8)	(— @)
Class C:
Shares Subscribed	14	48
Shares Issued on Distributions Reinvested	2	—
Shares Redeemed	(181)	(253)
Net Decrease in Class C Shares Outstanding	(165)	(205)
Class R6:
Shares Subscribed	6	—
Shares Issued on Distributions Reinvested	— @	—
Shares Redeemed	(4)	—
Net Increase in Class R6 Shares Outstanding	2	—

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.69		$7.75		$18.32		$33.83		$17.96
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.06)		(0.07)		(0.04)		(0.24)
Net Realized and Unrealized Gain (Loss)	5.73		4.00		(10.49)		(5.05)		17.29
Total from Investment Operations	5.65		3.94		(10.56)		(5.09)		17.05
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		—		—		(0.01)		—
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)
Total Distributions	(0.23)		—		(0.01)		(10.42)		(1.18)
Net Asset Value, End of Period	$17.11		$11.69		$7.75		$18.32		$33.83
Total Return(3)	48.13%		50.84	%(4)	(57.65)%		(14.25)%		94.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,508		$52,218		$55,114		$201,294		$314,038
Ratio of Expenses Before Expense Limitation	1.40%		1.37%		1.34%		1.08%		N/A
Ratio of Expenses After Expense Limitation	1.00	%(5)	0.96	%(5)(6)	1.00	%(5)	1.00	%(5)(7)	1.09	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(5)	1.00	%(5)(7)	N/A
Ratio of Net Investment Loss	(0.62	)%(5)	(0.67	)%(5)(6)	(0.71	)%(5)	(0.12	)%(5)	(0.94	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	54%		43%		51%		112%		85%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.71)%

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.11		$7.38		$17.52		$32.98		$17.57
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.09)		(0.11)		(0.13)		(0.29)
Net Realized and Unrealized Gain (Loss)	5.44		3.82		(10.02)		(4.92)		16.88
Total from Investment Operations	5.32		3.73		(10.13)		(5.05)		16.59
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		—		—		—		—
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)
Total Distributions	(0.19)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$16.24		$11.11		$7.38		$17.52		$32.98
Total Return(3)	47.68%		50.54	%(4)	(57.83)%		(14.49)%		94.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,411		$21,056		$19,176		$72,157		$103,550
Ratio of Expenses Before Expense Limitation	1.69%		1.69%		1.64%		1.36%		N/A
Ratio of Expenses After Expense Limitation	1.32	%(5)	1.28	%(5)(6)	1.32	%(5)	1.30	%(5)(7)	1.35	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.32	%(5)	1.30	%(5)(7)	N/A
Ratio of Net Investment Loss	(0.94	)%(5)	(0.99	)%(5)(6)	(1.03	)%(5)	(0.41	)%(5)	(1.20	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	54%		43%		51%		112%		85%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.32%	(1.03)%

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.02		$6.69		$15.97		$31.34		$16.82
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.13)		(0.14)		(0.30)		(0.40)
Net Realized and Unrealized Gain (Loss)	4.87		3.46		(9.13)		(4.66)		16.10
Total from Investment Operations	4.71		3.33		(9.27)		(4.96)		15.70
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		—		—		—		—
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)
Total Distributions	(0.12)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$14.61		$10.02		$6.69		$15.97		$31.34
Total Return(3)	46.85%		49.78	%(4)	(58.06)%		(14.96)%		93.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$256		$253		$171		$602		$923
Ratio of Expenses Before Expense Limitation	3.07%		3.18%		2.72%		2.04%		2.09%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.80	%(5)(6)	1.85	%(5)	1.87	%(5)(7)	1.94	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(5)	1.87	%(5)(7)	N/A
Ratio of Net Investment Loss	(1.47	)%(5)	(1.51	)%(5)(6)	(1.54	)%(5)	(0.98	)%(5)	(1.79	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	54%		43%		51%		112%		85%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.56)%

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$9.62		$6.45		$15.40		$30.73		$16.54
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.14)		(0.16)		(0.34)		(0.43)
Net Realized and Unrealized Gain (Loss)	4.66		3.31		(8.78)		(4.58)		15.80
Total from Investment Operations	4.48		3.17		(8.94)		(4.92)		15.37
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		—		—		—		—
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)
Total Distributions	(0.09)		—		(0.01)		(10.41)		(1.18)
Net Asset Value, End of Period	$14.01		$9.62		$6.45		$15.40		$30.73
Total Return(3)	46.49%		49.15	%(4)	(58.07)%		(15.14)%		92.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,169		$4,448		$4,298		$17,824		$20,633
Ratio of Expenses Before Expense Limitation	2.47%		2.44%		2.36%		2.08%		N/A
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.06	%(5)(6)	2.06	%(5)	2.04	%(5)(7)	2.11	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.06	%(5)	2.04	%(5)(7)	N/A
Ratio of Net Investment Loss	(1.72	)%(5)	(1.77	)%(5)(6)	(1.76	)%(5)	(1.14	)%(5)	(1.96	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	54%		43%		51%		112%		85%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(1.81)%

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class R6(1)
	Year Ended December 31,						Period from June 14, 2021(2) to
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$11.69		$7.74		$18.30		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.06)		(0.07)		(0.20)
Net Realized and Unrealized Gain (Loss)	5.72		4.01		(10.48)		(4.45)
Total from Investment Operations	5.65		3.95		(10.55)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		—		—		(0.03)
Net Realized Gain	—		—		(0.01)		(10.41)
Total Distributions	(0.24)		—		(0.01)		(10.44)
Net Asset Value, End of Period	$17.10		$11.69		$7.74		$18.30
Total Return(4)	48.11%		51.03	%(5)	(57.66)%		(13.11	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$6		$4		$9
Ratio of Expenses Before Expense Limitation	9.95%		51.28%		44.13%		17.00	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(8)	0.90	%(8)(9)	0.95	%(8)	0.95	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(8)	0.95	%(7)(8)
Ratio of Net Investment Loss	(0.57	)%(8)	(0.60	)%(8)(9)	(0.67	)%(8)	(0.62	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	54%		43%		51%		112%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.65)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $1,947,000 or approximately 2.81% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$6,188	$—	$—	$6,188
Banks	290	—	—	290
Biotechnology	1,763	—	—	1,763
Broadline Retail	10,030	—	—	10,030
Entertainment	3,315	—	—	3,315
Financial Services	4,372	4,055	—	8,427
Ground Transportation	1,771	—	—	1,771
Health Care Providers & Services	298	—	—	298
Hotels, Restaurants & Leisure	3,422	—	—	3,422
Information Technology Services	10,042	—	—	10,042
Leisure Products	1,715	—	—	1,715
Media	2,964	—	—	2,964
Pharmaceuticals	2,299	—	—	2,299
Semiconductors & Semiconductor Equipment	2,461	—	—	2,461
Software	7,118	—	—	7,118
Specialty Retail	2,422	—	—	2,422
Tech Hardware, Storage & Peripherals	1,034	—	—	1,034
Total Common Stocks	61,504	4,055	—	65,559
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$33	$33
Investment Company	1,945	—	—	1,945
Call Options Purchased	—	224	—	224
Short-Term Investment
Investment Company	1,665	—	—	1,665
Total Assets	$65,114	$4,279	$33	$69,426

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$19
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	14
Realized gains (losses)	—
Ending Balance	$33
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$14

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$33	Market Transaction Method	Precedent Transaction	$5.96	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.7x	Increase
			Discount for Lack of Marketability	5.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$224	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(258	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$85	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$224	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$61	$—	$—	$61
JPMorgan Chase Bank NA	85	—	—	85
Standard Chartered Bank	78	—	—	78
Total	$224	$—	$—	$224

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	64,946,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2024, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.43% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $252,000 of advisory fees were waived and approximately $17,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $36,116,000 and $71,574,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,663	$39,604	$39,602	$65
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$1,665

During the year ended December 31, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$923	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1,738	$(1,738)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $43,496,000 and $67,265,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $11,642,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$3	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Insight Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Global Insight Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

25

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIGPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.5%)
Brazil (1.8%)
NU Holdings Ltd., Class A (a)	5,364,390	$55,575
Canada (2.5%)
Shopify, Inc., Class A (a)	726,707	77,271
China (4.8%)
Meituan, Class B (a)(b)	3,541,800	68,864
Trip.com Group Ltd. ADR (a)	1,142,420	78,439
		147,303
Denmark (4.8%)
DSV AS	704,034	149,935
France (6.5%)
Hermes International SCA	37,192	89,237
Schneider Electric SE	445,575	110,929
		200,166
India (6.1%)
HDFC Bank Ltd.	3,986,284	82,437
ICICI Bank Ltd. ADR	3,543,633	105,813
		188,250
Italy (2.6%)
Moncler SpA	1,504,044	79,399
Japan (0.9%)
Keyence Corp.	72,100	29,307
Korea, Republic of (3.3%)
Coupang, Inc. (a)	4,203,256	92,387
KakaoBank Corp.	611,700	8,643
		101,030
Netherlands (1.5%)
ASML Holding NV	68,417	47,922
Singapore (0.9%)
Grab Holdings Ltd., Class A (a)	5,762,393	27,198
Sweden (4.0%)
Spotify Technology SA (a)	277,777	124,272
Switzerland (0.8%)
On Holding AG, Class A (a)	451,165	24,710
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,394,000	77,805
United Kingdom (1.5%)
London Stock Exchange Group PLC	321,233	45,344
United States (51.0%)
Airbnb, Inc., Class A (a)	593,798	78,031
Amazon.com, Inc. (a)	623,419	136,772
Block, Inc., Class A (a)	916,989	77,935
Crowdstrike Holdings, Inc., Class A (a)	191,340	65,469
Deckers Outdoor Corp. (a)	61,891	12,570
DoorDash, Inc., Class A (a)	853,604	143,192
Liberty Media Corp.-Liberty Formula One, Class C (a)	354,904	32,885
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
	Shares	Value (000)
Mastercard, Inc., Class A	161,658	$85,124
MercadoLibre, Inc. (a)	80,442	136,787
Meta Platforms, Inc., Class A	360,283	210,949
Salesforce, Inc.	92,083	30,786
ServiceNow, Inc. (a)	201,965	214,107
TKO Group Holdings, Inc. (a)	364,054	51,736
Uber Technologies, Inc. (a)	2,474,825	149,282
Visa, Inc., Class A	319,869	101,091
Walt Disney Co.	458,382	51,041
		1,577,757
Total Common Stocks (Cost $1,434,507)		2,953,244
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $163,938)	163,938,148	163,938
Total Investments (100.8%) (Cost $1,598,445) (e)(f)		3,117,182
Liabilities in Excess of Other Assets (–0.8%)		(24,146)
Net Assets (100.0%)		$3,093,036

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at December 31, 2024 amounts to $0 and represents 0.0% of net assets.

(d)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $789,822,000 and 25.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $1,653,941,000. The aggregate gross unrealized appreciation is approximately $1,555,597,000 and the aggregate gross unrealized depreciation is approximately $94,925,000, resulting in net unrealized appreciation of approximately $1,460,672,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	17.2%
Hotels, Restaurants & Leisure	11.8
Broadline Retail	11.7
Software	10.0
Financial Services	8.4
Entertainment	8.3
Banks	8.1
Interactive Media & Services	6.8
Textiles, Apparel & Luxury Goods	6.7
Ground Transportation	5.7
Short-Term Investments	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,434,507)	$2,953,244
Investment in Security of Affiliated Issuer, at Value (Cost $163,938)	163,938
Total Investments in Securities, at Value (Cost $1,598,445)	3,117,182
Foreign Currency, at Value (Cost $13,819)	13,802
Cash	3
Receivable for Investments Sold	5,370
Receivable for Fund Shares Sold	2,108
Receivable from Affiliate	649
Tax Reclaim Receivable	574
Dividends Receivable	419
Receivable from Securities Lending Income	13
Other Assets	222
Total Assets	3,140,342
Liabilities:
Payable for Investments Purchased	31,706
Payable for Fund Shares Redeemed	6,109
Payable for Advisory Fees	5,736
Deferred Capital Gain Country Tax	2,537
Payable for Shareholder Services Fees — Class A	215
Payable for Distribution and Shareholder Services Fees — Class L	10
Payable for Distribution and Shareholder Services Fees — Class C	152
Payable for Sub Transfer Agency Fees — Class I	138
Payable for Sub Transfer Agency Fees — Class A	67
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	14
Payable for Administration Fees	219
Payable for Custodian Fees	104
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	30
Payable for Transfer Agency Fees — Class L	5
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	14
Other Liabilities	239
Total Liabilities	47,306
Net Assets	$3,093,036
Net Assets Consist of:
Paid-in-Capital	$1,491,016
Total Distributable Earnings	1,602,020
Net Assets	$3,093,036
The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$1,746,323
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	50,041,020
Net Asset Value, Offering and Redemption Price Per Share	$34.90
CLASS A:
Net Assets	$970,542
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,857,834
Net Asset Value, Redemption Price Per Share	$32.51
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.80
Maximum Offering Price Per Share	$34.31
CLASS L:
Net Assets	$36,990
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,165,921
Net Asset Value, Offering and Redemption Price Per Share	$31.73
CLASS C:
Net Assets	$171,195
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,891,117
Net Asset Value, Offering and Redemption Price Per Share	$29.06
CLASS R6:
Net Assets	$167,967
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,769,557
Net Asset Value, Offering and Redemption Price Per Share	$35.22
CLASS IR:
Net Assets	$19
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	542
Net Asset Value, Offering and Redemption Price Per Share	$35.26

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Opportunity Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers* (Net of $1,081 of Foreign Taxes Withheld)	$8,847
Dividends from Security of Affiliated Issuer (Note G)	3,743
Income from Securities Loaned — Net	139
Total Investment Income	12,729
Expenses:
Advisory Fees (Note B)	22,196
Shareholder Services Fees — Class A (Note D)	2,355
Distribution and Shareholder Services Fees — Class L (Note D)	271
Distribution and Shareholder Services Fees — Class C (Note D)	1,764
Sub Transfer Agency Fees — Class I	1,371
Sub Transfer Agency Fees — Class A	972
Sub Transfer Agency Fees — Class L	18
Sub Transfer Agency Fees — Class C	147
Administration Fees (Note C)	2,408
Transfer Agency Fees — Class I (Note E)	45
Transfer Agency Fees — Class A (Note E)	190
Transfer Agency Fees — Class L (Note E)	34
Transfer Agency Fees — Class C (Note E)	6
Transfer Agency Fees — Class R6 (Note E)	11
Transfer Agency Fees — Class IR (Note E)	2
Custodian Fees (Note F)	249
Professional Fees	216
Shareholder Reporting Fees	143
Registration Fees	124
Directors' Fees and Expenses	44
Interest Expenses	9
Pricing Fees	2
Other Expenses	155
Total Expenses	32,732
Distribution Fees — Class L Shares waived (Note D)	(163)
Rebate from Morgan Stanley Affiliate (Note G)	(145)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(7)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Net Expenses	32,417
Net Investment Loss	(19,688)
Realized Gain (Loss):
Investments Sold (Net of $2,374 of Capital Gain Country Tax)	412,440
Foreign Currency Transaction	(9)
Net Realized Gain	412,431
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,228)	327,696
Foreign Currency Translation	(38)
Net Change in Unrealized Appreciation (Depreciation)	327,658
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	740,089
Net Increase in Net Assets Resulting from Operations	$720,401

*  Includes foreign tax reclaims for previously withheld taxes on dividends earned in certain European Union countries in the amount of approximately $823,000.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(19,688)	$(17,619)
Net Realized Gain	412,431	165,286
Net Change in Unrealized Appreciation (Depreciation)	327,658	879,851
Net Increase in Net Assets Resulting from Operations	720,401	1,027,518
Dividends and Distributions to Shareholders:
Class I	(151,464)	(32,938)
Class A	(89,475)	(19,667)
Class L	(3,492)	(756)
Class C	(17,473)	(4,378)
Class R6	(13,791)	(1,284)
Class IR	(2)	(2,538)
Total Dividends and Distributions to Shareholders	(275,697)	(61,561)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	275,265	313,332
Distributions Reinvested	146,476	31,657
Redeemed	(494,469)	(532,631)
Class A:
Subscribed	48,623	55,572
Distributions Reinvested	88,122	19,420
Redeemed	(180,421)	(163,105)
Class L:
Exchanged	1	7
Distributions Reinvested	3,350	722
Redeemed	(4,717)	(3,152)
Class C:
Subscribed	7,319	14,807
Distributions Reinvested	17,143	4,303
Redeemed	(55,175)	(51,061)
Class R6:
Subscribed	139,005	12,496
Distributions Reinvested	13,327	1,238
Redeemed	(40,474)	(58,262)
Class IR:
Distributions Reinvested	2	2,538
Redeemed	(151,848)	(27,332)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(188,471)	(379,451)
Total Increase in Net Assets	256,233	586,506
Net Assets:
Beginning of Period	2,836,803	2,250,297
End of Period	$3,093,036	$2,836,803

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,078	12,247
Shares Issued on Distributions Reinvested	4,006	1,068
Shares Redeemed	(14,451)	(20,846)
Net Decrease in Class I Shares Outstanding	(2,367)	(7,531)
Class A:
Shares Subscribed	1,544	2,223
Shares Issued on Distributions Reinvested	2,588	697
Shares Redeemed	(5,694)	(6,728)
Net Decrease in Class A Shares Outstanding	(1,562)	(3,808)
Class L:
Shares Exchanged	— @	1
Shares Issued on Distributions Reinvested	101	26
Shares Redeemed	(148)	(130)
Net Decrease in Class L Shares Outstanding	(47)	(103)
Class C:
Shares Subscribed	256	664
Shares Issued on Distributions Reinvested	563	170
Shares Redeemed	(1,925)	(2,283)
Net Decrease in Class C Shares Outstanding	(1,106)	(1,449)
Class R6:
Shares Subscribed	3,641	467
Shares Issued on Distributions Reinvested	361	41
Shares Redeemed	(1,235)	(2,215)
Net Increase (Decrease) in Class R6 Shares Outstanding	2,767	(1,707)
Class IR:
Shares Issued on Distributions Reinvested	— @	85
Shares Redeemed	(4,079)	(1,145)
Net Decrease in Class IR Shares Outstanding	(4,079)	(1,060)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$29.81		$20.34		$42.69		$44.75		$29.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.17)		(0.13)		(0.19)		(0.36)		(0.28)
Net Realized and Unrealized Gain (Loss)	8.49		10.24		(17.49)		0.40		16.43
Total from Investment Operations	8.32		10.11		(17.68)		0.04		16.15
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$34.90		$29.81		$20.34		$42.69		$44.75
Total Return(3)	27.43%		49.70	%(4)	(41.54)%		0.22%		55.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,746,323		$1,562,251		$1,219,122		$4,591,358		$4,498,617
Ratio of Expenses Before Expense Limitation	0.93%		0.95%		0.95%		0.92%		N/A
Ratio of Expenses After Expense Limitation	0.93	%(5)	0.90	%(5)(6)	0.95	%(5)	0.92	%(5)	0.92	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.93	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.50	)%(5)	(0.52	)%(5)(6)	(0.64	)%(5)	(0.78	)%(5)	(0.79	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 49.60%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.57)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$28.01		$19.20		$40.86		$43.04		$28.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.25)		(0.20)		(0.26)		(0.47)		(0.35)
Net Realized and Unrealized Gain (Loss)	7.98		9.65		(16.73)		0.39		15.81
Total from Investment Operations	7.73		9.45		(16.99)		(0.08)		15.46
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$32.51		$28.01		$19.20		$40.86		$43.04
Total Return(3)	27.09%		49.29	%(4)	(41.74)%		(0.05)%		55.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$970,542		$880,157		$676,246		$1,539,078		$1,697,016
Ratio of Expenses Before Expense Limitation	1.22%		1.25%		1.24%		1.20%		N/A
Ratio of Expenses After Expense Limitation	1.22	%(5)	1.20	%(5)(6)	1.24	%(5)	1.20	%(5)	1.20	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.22	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.79	)%(5)	(0.82	)%(5)(6)	(0.94	)%(5)	(1.06	)%(5)	(1.06	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.05% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 49.24%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.25%	(0.87)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$27.42		$18.82		$40.23		$42.44		$27.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.27)		(0.22)		(0.28)		(0.48)		(0.36)
Net Realized and Unrealized Gain (Loss)	7.81		9.46		(16.46)		0.37		15.60
Total from Investment Operations	7.54		9.24		(16.74)		(0.11)		15.24
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$31.73		$27.42		$18.82		$40.23		$42.44
Total Return(3)	26.98%		49.17	%(4)	(41.77)%		(0.12)%		54.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,990		$33,251		$24,766		$48,426		$53,675
Ratio of Expenses Before Expense Limitation	1.74%		1.80%		1.76%		1.69%		1.71%
Ratio of Expenses After Expense Limitation	1.29	%(5)	1.30	%(5)(6)	1.31	%(5)	1.24	%(5)	1.25	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.29	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.86	)%(5)	(0.92	)%(5)(6)	(1.01	)%(5)	(1.10	)%(5)	(1.10	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.05% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 49.12%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.35%	(0.97)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$25.48		$17.63		$38.43		$40.90		$26.90
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.43)		(0.34)		(0.43)		(0.74)		(0.57)
Net Realized and Unrealized Gain (Loss)	7.24		8.83		(15.70)		0.37		15.09
Total from Investment Operations	6.81		8.49		(16.13)		(0.37)		14.52
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$29.06		$25.48		$17.63		$38.43		$40.90
Total Return(3)	26.16%		48.23	%(4)	(42.15)%		(0.77)%		53.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$171,195		$178,304		$148,874		$411,765		$436,790
Ratio of Expenses Before Expense Limitation	1.94%		1.96%		1.95%		1.90%		N/A
Ratio of Expenses After Expense Limitation	1.94	%(5)	1.91	%(5)(6)	1.95	%(5)	1.90	%(5)	1.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.94	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.52	)%(5)	(1.53	)%(5)(6)	(1.64	)%(5)	(1.76	)%(5)	(1.77	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.06% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 48.17%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(1.58)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$30.03		$20.47		$42.89		$44.90		$29.18
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.15)		(0.12)		(0.17)		(0.31)		(0.25)
Net Realized and Unrealized Gain (Loss)	8.57		10.32		(17.58)		0.40		16.49
Total from Investment Operations	8.42		10.20		(17.75)		0.09		16.24
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$35.22		$30.03		$20.47		$42.89		$44.90
Total Return(4)	27.56%		49.82	%(5)	(41.51)%		0.33%		55.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$167,967		$60,134		$75,921		$287,811		$367,927
Ratio of Expenses Before Expense Limitation	0.87%		0.88%		0.87%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.85	%(6)	0.83	%(6)(7)	0.86	%(6)	0.82	%(6)	0.82	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.43	)%(6)	(0.45	)%(6)(7)	(0.57	)%(6)	(0.68	)%(6)	(0.70	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 49.77%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$30.08		$20.50		$42.94		$44.96		$29.22
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.11)		(0.16)		(0.32)		(0.24)
Net Realized and Unrealized Gain (Loss)	8.55		10.33		(17.61)		0.40		16.50
Total from Investment Operations	8.41		10.22		(17.77)		0.08		16.26
Distributions from and/or in Excess of:
Net Realized Gain	(3.23)		(0.64)		(4.67)		(2.10)		(0.52)
Net Asset Value, End of Period	$35.26		$30.08		$20.50		$42.94		$44.96
Total Return(3)	27.48%		49.85	%(4)	(41.51)%		0.31%		55.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$122,706		$105,368		$154,979		$114,510
Ratio of Expenses Before Expense Limitation	0.85%		0.86%		0.86%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.85	%(5)	0.81	%(5)(6)	0.86	%(5)	0.82	%(5)	0.82	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.42	)%(5)	(0.43	)%(5)(6)	(0.57	)%(5)	(0.68	)%(5)	(0.69	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	19%		11%		23%		21%		22%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.05% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 49.80%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective December 31, 2020, the Fund suspended offering of Class I, Class A, Class C, Class R6 and Class IR shares to new investors with certain exception. Effective January 2, 2023, the Fund recommenced offering Class I, Class A, Class C, Class R6 and Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin

ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity

Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$149,935	$—		$149,935
Banks	161,388	91,080	—		252,468
Broadline Retail	365,946	—	—		365,946
Capital Markets	—	45,344	—		45,344
Electrical Equipment	—	110,929	—		110,929
Electronic Equipment, Instruments & Components	—	29,307	—	†	29,307	†
Entertainment	259,934	—	—		259,934
Financial Services	264,150	—	—		264,150
Ground Transportation	176,480	—	—		176,480
Hotels, Restaurants & Leisure	299,662	68,864	—		368,526
Information Technology Services	77,271	—	—		77,271
Interactive Media & Services	210,949	—	—		210,949
Semiconductors & Semiconductor Equipment	—	125,727	—		125,727
Software	310,362	—	—		310,362
Textiles, Apparel & Luxury Goods	37,280	168,636	—		205,916
Total Common Stocks	2,163,422	789,822	—	†	2,953,244	†
Short-Term Investment
Investment Company	163,938	—	—		163,938
Total Assets	$2,327,360	$789,822	$—	†	$3,117,182	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2024, the Fund did not have any outstanding securities on loan.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the year ended December 31, 2024, this waiver amounted to approximately $163,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement,

the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $36,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $554,644,000 and $1,137,595,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $145,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$39,395	$857,727	$733,184	$3,743

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$163,938

During the year ended December 31, 2024, the Fund incurred approximately $13,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,393	$266,304	$—	$61,561

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$690	$140,815

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin

ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Opportunity Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 30.22% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $266,304,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $9,003,000 as taxable at this lower rate.

The Fund has derived net income from sources within foreign countries amounting to approximately $6,374,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

25

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGGPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (91.0%)
Brazil (0.1%)
Vale SA	370	$3
Canada (6.2%)
Cameco Corp.	808	42
Canadian National Railway Co.	1,836	186
Constellation Software, Inc.	1	3
FirstService Corp.	21	4
Topicus.com, Inc.	49	4
		239
France (16.4%)
Airbus SE	591	95
Christian Dior SE	92	58
EssilorLuxottica SA	81	20
Eurofins Scientific SE	3,767	192
Hermes International SCA	2	5
L'Oreal SA	107	38
LVMH Moet Hennessy Louis Vuitton SE	285	187
Remy Cointreau SA	43	2
Safran SA	174	38
		635
Germany (0.5%)
Birkenstock Holding PLC (a)	371	21
India (0.5%)
HDFC Bank Ltd. ADR	301	19
Italy (0.2%)
Brunello Cucinelli SpA	38	4
Ferrari NV	10	5
		9
Netherlands (5.1%)
ASML Holding NV (Registered)	275	191
Universal Music Group NV	168	4
		195
United Kingdom (10.7%)
Babcock International Group PLC	30,358	190
Rentokil Initial PLC	37,725	188
Victoria PLC (a)	40,266	35
		413
United States (51.3%)
Amazon.com, Inc. (a)	649	142
American Tower Corp. REIT	736	135
Brown & Brown, Inc.	37	4
Celsius Holdings, Inc. (a)	5,075	134
Cloudflare, Inc., Class A (a)	3,833	413
Core & Main, Inc., Class A (a)	3,452	176
Danaher Corp.	585	134
Floor & Decor Holdings, Inc., Class A (a)	1,782	178
Intercontinental Exchange, Inc.	897	134
Landbridge Co. LLC	371	24
Linde PLC	9	4
MSCI, Inc.	16	9
	Shares	Value (000)
Procore Technologies, Inc. (a)	760	$57
QXO, Inc.	3,387	54
Royal Gold, Inc.	785	103
Royalty Pharma PLC, Class A	7,539	192
S&P Global, Inc.	18	9
Texas Pacific Land Corp.	2	2
Vail Resorts, Inc.	332	62
Veralto Corp.	91	9
Waste Connections, Inc.	22	4
		1,979
Total Common Stocks (Cost $3,471)		3,513
Investment Company (3.5%)
United States (3.5%)
iShares Bitcoin Trust ETF, (a) (Cost $101)	2,600	138
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—
	Shares
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $85)	85,401	85
Total Investments Excluding Purchased Options (96.7%) (Cost $3,657)		3,736
Total Purchased Options Outstanding (0.4%) (Cost $23)		14
Total Investments (97.1%) (Cost $3,680) (c)(d)(e)		3,750
Other Assets in Excess of Liabilities (2.9%)		111
Net Assets (100.0%)		$3,861

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  The approximate fair value and percentage of net assets, $1,059,000 and 27.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  Securities are available for collateral in connection with purchased options.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $3,745,000. The aggregate gross unrealized appreciation is approximately $542,000 and the aggregate gross unrealized depreciation is approximately $537,000, resulting in net unrealized appreciation of approximately $5,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	522,551	$523	$4		$3	$1
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	1,578,869	1,579	—	@	6	(6)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	955,310	955	5		4	1
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	478,198	478	2		2	(— @)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	1,045,683	1,046	—	@	4	(4)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	891,152	891	3		4	(1)
							$14		$23	$(9)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.6%
Information Technology Services	11.1
Life Sciences Tools & Services	8.7
Aerospace & Defense	8.6
Textiles, Apparel & Luxury Goods	7.4
Commercial Services & Supplies	5.4
Pharmaceuticals	5.1
Semiconductors & Semiconductor Equipment	5.1
Ground Transportation	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Permanence Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,595)	$3,665
Investment in Security of Affiliated Issuer, at Value (Cost $85)	85
Total Investments in Securities, at Value (Cost $3,680)	3,750
Receivable for Investments Sold	79
Due from Adviser	73
Dividends Receivable	3
Receivable from Affiliate	—	@
Other Assets	25
Total Assets	3,930
Liabilities:
Payable for Investments Purchased	42
Payable for Professional Fees	12
Payable for Custodian Fees	4
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	69
Net Assets	$3,861
Net Assets Consist of:
Paid-in-Capital	$3,620
Total Distributable Earnings	241
Net Assets	$3,861
CLASS I:
Net Assets	$3,252
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	285,458
Net Asset Value, Offering and Redemption Price Per Share	$11.39
CLASS A:
Net Assets	$396
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	35,279
Net Asset Value, Redemption Price Per Share	$11.22
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.84
CLASS C:
Net Assets	$196
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,310
Net Asset Value, Offering and Redemption Price Per Share	$10.68
CLASS R6:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,524
Net Asset Value, Offering and Redemption Price Per Share	$11.42

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Permanence Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$49
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	53
Expenses:
Professional Fees	169
Registration Fees	56
Advisory Fees (Note B)	34
Shareholder Reporting Fees	21
Custodian Fees (Note F)	13
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Pricing Fees	4
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	2
Administration Fees (Note C)	3
Directors' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Other Expenses	19
Total Expenses	336
Expenses Reimbursed by Adviser (Note B)	(247)
Waiver of Advisory Fees (Note B)	(34)
Reimbursement of Class Specific Expenses — Class I (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	46
Net Investment Income	7
Realized Gain:
Investments Sold	941
Foreign Currency Transaction	1
Net Realized Gain	942
Change in Unrealized Appreciation (Depreciation):
Investments	(554)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(554)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	388
Net Increase in Net Assets Resulting from Operations	$395

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$7	$(1)
Net Realized Gain	942	291
Net Change in Unrealized Appreciation (Depreciation)	(554)	725
Net Increase in Net Assets Resulting from Operations	395	1,015
Dividends and Distributions to Shareholders:
Class I	(595)	(205)
Class A	(73)	(98)
Class C	(42)	(12)
Class R6	(3)	(1)
Total Dividends and Distributions to Shareholders	(713)	(316)
Capital Share Transactions:(1)
Class I:
Subscribed	294	1,736
Distributions Reinvested	595	205
Redeemed	(1,483)	(1,668)
Class A:
Subscribed	35	2,928
Distributions Reinvested	73	98
Redeemed	(1,564)	(2,141)
Class C:
Subscribed	40	913
Distributions Reinvested	42	12
Redeemed	(82)	(790)
Class R6:
Distributions Reinvested	3	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,047)	1,294
Total Increase (Decrease) in Net Assets	(2,365)	1,993
Net Assets:
Beginning of Period	6,226	4,233
End of Period	$3,861	$6,226
(1) Capital Share Transactions:
Class I:
Shares Subscribed	23	145
Shares Issued on Distributions Reinvested	50	17
Shares Redeemed	(117)	(136)
Net Increase (Decrease) in Class I Shares Outstanding	(44)	26
Class A:
Shares Subscribed	3	249
Shares Issued on Distributions Reinvested	6	8
Shares Redeemed	(129)	(182)
Net Increase (Decrease) in Class A Shares Outstanding	(120)	75
Class C:
Shares Subscribed	3	79
Shares Issued on Distributions Reinvested	4	1
Shares Redeemed	(7)	(70)
Net Increase (Decrease) in Class C Shares Outstanding	(— @)	10
Class R6:
Shares Issued on Distributions Reinvested	— @	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$12.40		$10.80		$13.72		$13.41		$10.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		0.03		(0.00	)(3)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.38		2.22		(2.73)		2.56		2.90
Total from Investment Operations	1.41		2.25		(2.73)		2.55		2.87
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.02)		—		(0.05)		(0.07)
Net Realized Gain	(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	(2.42)		(0.65)		(0.19)		(2.24)		(0.09)
Net Asset Value, End of Period	$11.39		$12.40		$10.80		$13.72		$13.41
Total Return(4)	10.69%		20.92	%(5)	(19.88)%		19.73%		27.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,252		$4,089		$3,278		$3,947		$3,202
Ratio of Expenses Before Expense Limitation	7.60%		4.40%		7.62%		7.77%		8.62%
Ratio of Expenses After Expense Limitation	1.00	%(6)	0.85	%(6)(7)	1.00	%(6)	1.00	%(6)	1.00	%(6)
Ratio of Net Investment Income (Loss)	0.24	%(6)	0.21	%(6)(7)	(0.02	)%(6)	(0.04	)%(6)	(0.30	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	62%		107%		68%		57%		113%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 20.73%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.07%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$12.22		$10.68		$13.61		$13.37		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.02)		(0.02)		(0.06)		(0.07)
Net Realized and Unrealized Gain (Loss)	1.37		2.19		(2.72)		2.54		2.89
Total from Investment Operations	1.35		2.17		(2.74)		2.48		2.82
Distributions from and/or in Excess of:
Net Investment Income	(0.37)		—		—		(0.05)		(0.04)
Net Realized Gain	(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	(2.35)		(0.63)		(0.19)		(2.24)		(0.06)
Net Asset Value, End of Period	$11.22		$12.22		$10.68		$13.61		$13.37
Total Return(3)	10.37%		20.42	%(4)	(20.11)%		19.27%		26.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$396		$1,903		$858		$29		$19
Ratio of Expenses Before Expense Limitation	8.22%		4.69%		8.05%		17.77%		26.08%
Ratio of Expenses After Expense Limitation	1.35	%(5)	1.24	%(5)(6)	1.35	%(5)	1.35	%(5)	1.35	%(5)
Ratio of Net Investment Loss	(0.13	)%(5)	(0.18	)%(5)(6)	(0.20	)%(5)	(0.42	)%(5)	(0.65	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	62%		107%		68%		57%		113%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 20.22%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.34%	(0.28)%

(7)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.77		$10.38		$13.34		$13.24		$10.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.12)		(0.14)		(0.16)		(0.15)
Net Realized and Unrealized Gain (Loss)	1.32		2.14		(2.63)		2.50		2.85
Total from Investment Operations	1.21		2.02		(2.77)		2.34		2.70
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		—		—		(0.05)		—
Net Realized Gain	(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	(2.30)		(0.63)		(0.19)		(2.24)		(0.02)
Net Asset Value, End of Period	$10.68		$11.77		$10.38		$13.34		$13.24
Total Return(3)	9.60%		19.56	%(4)	(20.74)%		18.39%		25.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$196		$218		$84		$16		$13
Ratio of Expenses Before Expense Limitation	9.66%		5.69%		15.54%		24.91%		28.45%
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.04	%(5)(6)	2.10	%(5)	2.10	%(5)	2.10	%(5)
Ratio of Net Investment Loss	(0.85	)%(5)	(0.98	)%(5)(6)	(1.29	)%(5)	(1.13	)%(5)	(1.40	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	62%		107%		68%		57%		113%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 19.36%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.09%	(1.03)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$12.42		$10.82		$13.73		$13.42		$10.64
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		0.03		0.00	(4)	0.00	(4)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.39		2.23		(2.72)		2.55		2.91
Total from Investment Operations	1.43		2.26		(2.72)		2.55		2.88
Distributions from and/or in Excess of:
Net Investment Income	(0.45)		(0.03)		—		(0.05)		(0.08)
Net Realized Gain	(1.98)		(0.63)		(0.19)		(2.19)		(0.02)
Total Distributions	(2.43)		(0.66)		(0.19)		(2.24)		(0.10)
Net Asset Value, End of Period	$11.42		$12.42		$10.82		$13.73		$13.42
Total Return(5)	10.83%		20.95	%(6)	(19.79)%		19.71%		27.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$16		$13		$16		$14
Ratio of Expenses Before Expense Limitation	21.44%		21.25%		22.37%		22.49%		26.62%
Ratio of Expenses After Expense Limitation	0.95	%(7)	0.77	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income (Loss)	0.29	%(7)	0.28	%(7)(8)	0.02	%(7)	0.01	%(7)	(0.24	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	62%		107%		68%		57%		113%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.19% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 20.76%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	0.11%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $141,000 or approximately 3.66% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$323	$—	$323
Automobiles	5	—	—	5
Banks	19	—	—	19
Beverages	134	2	—	136
Broadline Retail	142	—	—	142
Capital Markets	152	—	—	152
Chemicals	4	—	—	4
Commercial Services & Supplies	13	188	—	201
Entertainment	—	4	—	4
Ground Transportation	186	—	—	186
Health Care Equipment & Supplies	—	20	—	20
Hotels, Restaurants & Leisure	62	—	—	62
Household Durables	—	35	—	35
Information Technology Services	413	—	—	413
Insurance	4	—	—	4
Life Sciences Tools & Services	134	192	—	326
Metals & Mining	103	3	—	106
Oil, Gas & Consumable Fuels	44	—	—	44
Personal Care Products	—	38	—	38
Pharmaceuticals	192	—	—	192
Real Estate Management & Development	28	—	—	28
Semiconductors & Semiconductor Equipment	191	—	—	191
Software	118	—	—	118
Specialized REITs	135	—	—	135
Specialty Retail	178	—	—	178
Textiles, Apparel & Luxury Goods	21	254	—	275
Trading Companies & Distributors	176	—	—	176
Total Common Stocks	2,454	1,059	—	3,513
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$138	$—	$—		$138
Warrants	—	—	—	†	—	†
Call Options Purchased	—	14	—		14
Short-Term Investment
Investment Company	85	—	—		85
Total Assets	$2,677	$1,073	$—	†	$3,750	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$14	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(25	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$11	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$14	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$3	$—	$—	$3
JPMorgan Chase Bank NA	6	—	—	6
Standard Chartered Bank	5	—	—	5
Total	$14	$—	$—	$14

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	5,508,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $34,000 of advisory fees were waived and approximately $256,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,588,000 and $5,403,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$79	$2,264	$2,258	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$85

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$189	$524	$55	$261

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$26	$(26)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$207	$100

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.2%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national,

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Permanence Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Global Permanence Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 6.35% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $524,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $33,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

22

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGKAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Global Stars Portfolio

(formerly Global Sustain Portfolio)

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Australia (4.3%)
CSL Ltd.	9,591	$1,673
Xero Ltd. (a)	8,125	846
		2,519
Canada (2.7%)
Constellation Software, Inc.	509	1,574
China (8.1%)
Kweichow Moutai Co. Ltd., Class A	4,500	939
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	25,300	884
Tencent Holdings Ltd. (b)	24,500	1,308
Zhejiang Dingli Machinery Co. Ltd., Class A	184,800	1,633
		4,764
Denmark (2.1%)
DSV AS	5,826	1,241
Germany (7.8%)
SAP SE	18,694	4,598
Switzerland (6.1%)
Galderma Group AG (a)	17,114	1,902
On Holding AG, Class A (a)	30,913	1,693
		3,595
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,220	1,623
United Kingdom (6.6%)
Experian PLC	38,642	1,661
Halma PLC	44,220	1,484
RELX PLC (LSE)	16,822	762
		3,907
United States (57.1%)
Alphabet, Inc., Class A	17,295	3,274
Aon PLC, Class A	4,970	1,785
Automatic Data Processing, Inc.	2,990	875
Booking Holdings, Inc.	352	1,749
Broadridge Financial Solutions, Inc.	7,521	1,700
IDEXX Laboratories, Inc. (a)	1,425	589
Intercontinental Exchange, Inc.	10,370	1,545
Mastercard, Inc., Class A	3,794	1,998
Microsoft Corp.	4,500	1,897
MSCI, Inc.	2,660	1,596
Netflix, Inc. (a)	1,510	1,346
Old Dominion Freight Line, Inc.	5,062	893
Ryan Specialty Holdings, Inc.	23,077	1,481
S&P Global, Inc.	2,436	1,213
Salesforce, Inc.	4,403	1,472
Thermo Fisher Scientific, Inc.	1,984	1,032
Tradeweb Markets, Inc., Class A	14,413	1,887
Uber Technologies, Inc. (a)	23,330	1,407
UnitedHealth Group, Inc.	4,054	2,051
Visa, Inc., Class A	8,746	2,764
Zoetis, Inc.	6,344	1,034
		33,588
Total Common Stocks (Cost $45,440)		57,409
	No. of Warrants	Value (000)
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	$—
	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $818)	818,456	818
Total Investments (99.0%) (Cost $46,258) (d)(e)		58,227
Other Assets in Excess of Liabilities (1.0%)		567
Net Assets (100.0%)		$58,794

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $18,931,000 and 32.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $46,427,000. The aggregate gross unrealized appreciation is approximately $12,748,000 and the aggregate gross unrealized depreciation is approximately $956,000, resulting in net unrealized appreciation of approximately $11,792,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.0%
Software	17.8
Capital Markets	10.7
Professional Services	8.6
Financial Services	8.2
Interactive Media & Services	7.9
Insurance	5.7
Pharmaceuticals	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Stars Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $45,440)	$57,409
Investment in Security of Affiliated Issuer, at Value (Cost $818)	818
Total Investments in Securities, at Value (Cost $46,258)	58,227
Foreign Currency, at Value (Cost $311)	308
Receivable for Investments Sold	832
Due from Adviser	103
Tax Reclaim Receivable	43
Receivable for Fund Shares Sold	39
Dividends Receivable	25
Receivable from Affiliate	3
Other Assets	44
Total Assets	59,624
Liabilities:
Payable for Investments Purchased	764
Payable for Fund Shares Redeemed	14
Payable for Professional Fees	12
Payable for Sub Transfer Agency Fees — Class I	10
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Custodian Fees	9
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	10
Total Liabilities	830
Net Assets	$58,794
Net Assets Consist of:
Paid-in-Capital	$43,012
Total Distributable Earnings	15,782
Net Assets	$58,794

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Stars Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$47,436
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,880,869
Net Asset Value, Offering and Redemption Price Per Share	$16.47
CLASS A:
Net Assets	$6,107
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	373,096
Net Asset Value, Redemption Price Per Share	$16.37
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.91
Maximum Offering Price Per Share	$17.28
CLASS L:
Net Assets	$1,328
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	84,395
Net Asset Value, Offering and Redemption Price Per Share	$15.73
CLASS C:
Net Assets	$3,865
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	255,791
Net Asset Value, Offering and Redemption Price Per Share	$15.11
CLASS R6:
Net Assets	$58
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,548
Net Asset Value, Offering and Redemption Price Per Share	$16.47

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Stars Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $32 of Foreign Taxes Withheld)	$995
Dividends from Security of Affiliated Issuer (Note G)	59
Total Investment Income	1,054
Expenses:
Advisory Fees (Note B)	612
Professional Fees	263
Sub Transfer Agency Fees — Class I	89
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	72
Registration Fees	70
Shareholder Services Fees — Class A (Note D)	16
Distribution and Shareholder Services Fees — Class L (Note D)	10
Distribution and Shareholder Services Fees — Class C (Note D)	41
Shareholder Reporting Fees	30
Custodian Fees (Note F)	25
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	3
Pricing Fees	3
Directors' Fees and Expenses	3
Other Expenses	17
Total Expenses	1,275
Waiver of Advisory Fees (Note B)	(368)
Reimbursement of Class Specific Expenses — Class I (Note B)	(57)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	844
Net Investment Income	210
Realized Gain:
Investments Sold	25,055
Foreign Currency Transaction	38
Net Realized Gain	25,093
Change in Unrealized Appreciation (Depreciation):
Investments	(11,510)
Foreign Currency Translation	(9)
Net Change in Unrealized Appreciation (Depreciation)	(11,519)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	13,574
Net Increase in Net Assets Resulting from Operations	$13,784

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Stars Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$210	$404
Net Realized Gain (Loss)	25,093	(2,166)
Net Change in Unrealized Appreciation (Depreciation)	(11,519)	19,971
Net Increase in Net Assets Resulting from Operations	13,784	18,209
Dividends and Distributions to Shareholders:
Class I	(12,607)	(379)
Class A	(1,537)	(6)
Class L	(344)	—
Class C	(1,035)	—
Class R6	(13)	(72)
Total Dividends and Distributions to Shareholders	(15,536)	(457)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	7,502	24,977
Distributions Reinvested	12,289	372
Redeemed	(52,338)	(13,229)
Class A:
Subscribed	1,156	721
Distributions Reinvested	1,537	6
Redeemed	(1,738)	(1,833)
Class L:
Distributions Reinvested	312	—
Redeemed	(265)	(81)
Class C:
Subscribed	83	171
Distributions Reinvested	1,035	—
Redeemed	(688)	(1,350)
Class R6:
Subscribed	29	23
Distributions Reinvested	13	72
Redeemed	(14,888)	(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(45,961)	9,848
Total Increase (Decrease) in Net Assets	(47,713)	27,600
Net Assets:
Beginning of Period	106,507	78,907
End of Period	$58,794	$106,507

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Global Stars Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	388	1,511
Shares Issued on Distributions Reinvested	728	21
Shares Redeemed	(2,652)	(798)
Net Increase (Decrease) in Class I Shares Outstanding	(1,536)	734
Class A:
Shares Subscribed	60	43
Shares Issued on Distributions Reinvested	92	— @
Shares Redeemed	(94)	(112)
Net Increase (Decrease) in Class A Shares Outstanding	58	(69)
Class L:
Shares Issued on Distributions Reinvested	19	—
Shares Redeemed	(14)	(5)
Net Increase (Decrease) in Class L Shares Outstanding	5	(5)
Class C:
Shares Subscribed	4	11
Shares Issued on Distributions Reinvested	67	—
Shares Redeemed	(40)	(84)
Net Increase (Decrease) in Class C Shares Outstanding	31	(73)
Class R6:
Shares Subscribed	2	1
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(765)	(— @)
Net Increase (Decrease) in Class R6 Shares Outstanding	(762)	5

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Stars Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.41		$15.20		$19.30		$16.57		$14.66
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.08		0.08		0.09		0.08
Net Realized and Unrealized Gain (Loss)	3.06		3.22		(4.08)		2.98		2.25
Total from Investment Operations	3.12		3.30		(4.00)		3.07		2.33
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.09)		(0.05)		(0.07)		(0.06)
Net Realized Gain	(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	(5.06)		(0.09)		(0.10)		(0.34)		(0.42)
Net Asset Value, End of Period	$16.47		$18.41		$15.20		$19.30		$16.57
Total Return(2)	16.27%		21.69	%(3)	(20.69)%		18.62%		15.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,436		$81,322		$55,997		$80,097		$34,042
Ratio of Expenses Before Expense Limitation	1.35%		1.20%		1.24%		1.17%		1.45%
Ratio of Expenses After Expense Limitation	0.85	%(4)(5)	0.87	%(5)(6)	0.90	%(5)	0.90	%(5)	0.90	%(5)
Ratio of Net Investment Income	0.30	%(5)	0.50	%(5)(6)	0.47	%(5)	0.51	%(5)	0.52	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	73%		34%		26%		11%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to June 27, 2024, the maximum ratio was 0.90% for Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.90%	0.47%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Stars Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.33		$15.14		$19.21		$16.51		$14.62
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.02		0.02		0.03		0.03
Net Realized and Unrealized Gain (Loss)	3.05		3.19		(4.04)		2.96		2.23
Total from Investment Operations	3.04		3.21		(4.02)		2.99		2.26
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.02)		—		(0.02)		(0.01)
Net Realized Gain	(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	(5.00)		(0.02)		(0.05)		(0.29)		(0.37)
Net Asset Value, End of Period	$16.37		$18.33		$15.14		$19.21		$16.51
Total Return(2)	15.91%		21.19	%(3)	(20.91)%		18.20%		15.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,107		$5,775		$5,816		$10,812		$4,839
Ratio of Expenses Before Expense Limitation	1.63%		1.51%		1.51%		1.46%		1.76%
Ratio of Expenses After Expense Limitation	1.17	%(4)(5)	1.22	%(5)(6)	1.25	%(5)	1.22	%(5)	1.24	%(5)
Ratio of Net Investment Income (Loss)	(0.05	)%(5)	0.16	%(5)(6)	0.13	%(5)	0.18	%(5)	0.17	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	73%		34%		26%		11%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to June 27, 2024, the maximum ratio was 1.25% for Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	0.13%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Stars Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.83		$14.78		$18.86		$16.28		$14.48
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.06)		(0.06)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss)	2.96		3.11		(3.97)		2.90		2.21
Total from Investment Operations	2.85		3.05		(4.03)		2.85		2.16
Distributions from and/or in Excess of:
Net Realized Gain	(4.95)		—		(0.05)		(0.27)		(0.36)
Net Asset Value, End of Period	$15.73		$17.83		$14.78		$18.86		$16.28
Total Return(2)	15.29%		20.64	%(3)	(21.35)%		17.58%		14.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,328		$1,421		$1,253		$1,684		$1,441
Ratio of Expenses Before Expense Limitation	2.24%		2.07%		2.05%		2.08%		2.32%
Ratio of Expenses After Expense Limitation	1.70	%(4)(5)	1.72	%(5)(6)	1.75	%(5)	1.75	%(5)	1.75	%(5)
Ratio of Net Investment Loss	(0.58	)%(5)	(0.34	)%(5)(6)	(0.37	)%(5)	(0.27	)%(5)	(0.33	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	73%		34%		26%		11%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to June 27, 2024, the maximum ratio was 1.75% for Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.75%	(0.37)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Stars Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.33		$14.40		$18.41		$15.94		$14.22
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.15)		(0.09)		(0.09)		(0.09)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.88		3.02		(3.87)		2.83		2.16
Total from Investment Operations	2.73		2.93		(3.96)		2.74		2.08
Distributions from and/or in Excess of:
Net Realized Gain	(4.95)		—		(0.05)		(0.27)		(0.36)
Net Asset Value, End of Period	$15.11		$17.33		$14.40		$18.41		$15.94
Total Return(2)	15.03%		20.35	%(3)	(21.54)%		17.33%		14.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,865		$3,890		$4,279		$5,551		$3,594
Ratio of Expenses Before Expense Limitation	2.37%		2.23%		2.25%		2.22%		2.51%
Ratio of Expenses After Expense Limitation	1.92	%(4)(5)	1.96	%(5)(6)	1.98	%(5)	1.97	%(5)	1.99	%(5)
Ratio of Net Investment Loss	(0.80	)%(5)	(0.60	)%(5)(6)	(0.61	)%(5)	(0.52	)%(5)	(0.56	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	73%		34%		26%		11%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to June 27, 2024, the maximum ratio was 2.00% for Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(0.63)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Global Stars Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.41		$15.20		$19.29		$16.57		$14.66
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.09		0.09		0.11		0.09
Net Realized and Unrealized Gain (Loss)	3.02		3.21		(4.07)		2.96		2.25
Total from Investment Operations	3.13		3.30		(3.98)		3.07		2.34
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.09)		(0.06)		(0.08)		(0.07)
Net Realized Gain	(4.95)		—		(0.05)		(0.27)		(0.36)
Total Distributions	(5.07)		(0.09)		(0.11)		(0.35)		(0.43)
Net Asset Value, End of Period	$16.47		$18.41		$15.20		$19.29		$16.57
Total Return(3)	16.35%		21.75	%(4)	(20.60)%		18.60%		16.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$58		$14,099		$11,562		$14,563		$9,317
Ratio of Expenses Before Expense Limitation	1.07%		1.12%		1.14%		1.12%		1.41%
Ratio of Expenses After Expense Limitation	0.85	%(5)(6)	0.82	%(6)(7)	0.85	%(6)	0.85	%(6)	0.85	%(6)
Ratio of Net Investment Income	0.55	%(6)	0.55	%(6)(7)	0.53	%(6)	0.60	%(6)	0.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	73%		34%		26%		11%		20%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class R6 shares. Prior to June 27, 2024, the maximum ratio was 0.85% for Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.52%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Global Stars Portfolio (name changed on June 27, 2024, formerly Global Sustain Portfolio). The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,241	$—	$1,241
Beverages	—	939	—	939
Biotechnology	—	1,673	—	1,673
Capital Markets	6,241	—	—	6,241
Electronic Equipment, Instruments & Components	—	1,484	—	1,484
Entertainment	1,346	—	—	1,346
Financial Services	4,762	—	—	4,762
Ground Transportation	2,300	—	—	2,300
Health Care Equipment & Supplies	589	884	—	1,473
Health Care Providers & Services	2,051	—	—	2,051
Hotels, Restaurants & Leisure	1,749	—	—	1,749

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Insurance	$3,266	$—	$—		$3,266
Interactive Media & Services	3,274	1,308	—		4,582
Life Sciences Tools & Services	1,032	—	—		1,032
Machinery	—	1,633	—		1,633
Pharmaceuticals	1,034	1,902	—		2,936
Professional Services	2,575	2,423	—		4,998
Semiconductors & Semiconductor Equipment	1,623	—	—		1,623
Software	4,943	5,444	—		10,387
Textiles, Apparel & Luxury Goods	1,693	—	—		1,693
Total Common Stocks	38,478	18,931	—		57,409
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	818	—	—		818
Total Assets	$39,296	$18,931	$—	†	$58,227	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

Effective June 27, 2024, the Adviser provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.65%	0.60%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.27% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares. Effective June 27, 2024, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.80% for Class I shares, 1.15% for Class A shares,1.65% for Class L shares 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the
16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $368,000 of advisory fees were waived and approximately $61,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $64,582,000 and $125,156,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,680	$28,060	$28,922	$59
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$818

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$943	$14,593	$457	$—

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$594	$3,398

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $4,260,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Stars Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Stars Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 57.93% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $14,593,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $959,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

21

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGQAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (91.8%)
Automobiles (9.5%)
Rivian Automotive, Inc., Class A (a)	844,740	$11,235
Tesla, Inc. (a)	959,643	387,542
		398,777
Biotechnology (1.2%)
ProKidney Corp. (a)(b)	2,923,850	4,941
Roivant Sciences Ltd. (a)	3,758,716	44,466
		49,407
Broadline Retail (8.7%)
Global-e Online Ltd. (Israel) (a)	2,848,720	155,340
MercadoLibre, Inc. (a)	123,225	209,537
		364,877
Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	73,249	18,188
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (5.1%)
ROBLOX Corp., Class A (a)	3,717,636	215,102
Financial Services (8.9%)
Adyen NV (Netherlands) (a)	75,030	111,501
Affirm Holdings, Inc. (a)	4,295,490	261,595
		373,096
Health Care Providers & Services (0.3%)
Agilon Health, Inc. (a)	7,700,163	14,630
Hotels, Restaurants & Leisure (9.4%)
Airbnb, Inc., Class A (a)	835,336	109,771
DoorDash, Inc., Class A (a)	1,683,952	282,483
		392,254
Information Technology Services (17.9%)
Cloudflare, Inc., Class A (a)	3,474,537	374,138
Shopify, Inc., Class A (Canada) (a)	2,552,467	271,404
Snowflake, Inc., Class A (a)	687,516	106,159
		751,701
Leisure Products (0.7%)
Peloton Interactive, Inc., Class A (a)	3,340,432	29,062
Media (6.3%)
Trade Desk, Inc., Class A (a)	2,246,222	263,999
Pharmaceuticals (3.3%)
Royalty Pharma PLC, Class A	5,352,216	136,535
Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding NV (Registered) (Netherlands)	158,295	109,711
Software (12.1%)
AppLovin Corp., Class A (a)	209,749	67,923
Aurora Innovation, Inc. (a)	21,879,777	137,842
MicroStrategy, Inc., Class A (a)	330,188	95,629
Samsara, Inc., Class A (a)	4,659,757	203,585
		504,979
	Shares	Value (000)
Specialty Retail (4.6%)
Carvana Co. (a)	957,227	$194,662
Textiles, Apparel & Luxury Goods (0.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	49,739	32,718
Total Common Stocks (Cost $2,377,325)		3,849,698
Preferred Stocks (3.5%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	17,760
Software (3.1%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	128,600
Total Preferred Stocks (Cost $115,039)		146,360
Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $88,146)	2,278,016	120,849
Short-Term Investments (2.9%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $116,323)	116,322,637	116,323
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G)	3,549,292	3,549
	Face Amount (000)
Repurchase Agreement (0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $710; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $724)	$710	710
Total Securities held as Collateral on Loaned Securities (Cost $4,259)		4,259
Total Short-Term Investments (Cost $120,582)		120,582
Total Investments Excluding Purchased Options (101.1%) (Cost $2,701,092)		4,237,489
Total Purchased Options Outstanding (0.3%) (Cost $20,399)		12,961
Total Investments (101.4%) (Cost $2,721,491) including $3,893 of Securities Loaned (e)(f)(g)		4,250,450
Liabilities in Excess of Other Assets (–1.4%)		(59,503)
Net Assets (100.0%)		$4,190,947

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $146,360,000 and represents 3.5% of net assets.

(d)  At December 31, 2024, the Fund held fair valued securities at approximately $146,360,000, representing 3.5% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $144,219,000 and 3.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $2,903,513,000. The aggregate gross unrealized appreciation is approximately $1,760,926,000 and the aggregate gross unrealized depreciation is approximately $366,826,000, resulting in net unrealized appreciation of approximately $1,394,100,000.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	429,969,490	$429,969	$2,692	$1,783	$909
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	1,367,722,139	1,367,722	3	5,175	(5,172)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	852,322,605	852,323	4,758	3,710	1,048
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	392,396,616	392,397	1,495	1,708	(213)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	794,067,491	794,067	564	3,371	(2,807)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	981,418,394	981,418	3,449	4,652	(1,203)
							$12,961	$20,399	$(7,438)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	19.4%
Information Technology Services	17.8
Software	15.0
Automobiles	9.4
Hotels, Restaurants & Leisure	9.3
Financial Services	9.2
Broadline Retail	8.6
Media	6.2
Entertainment	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,601,619)	$4,130,578
Investment in Security of Affiliated Issuer, at Value (Cost $119,872)	119,872
Total Investments in Securities, at Value (Cost $2,721,491)	4,250,450
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	893
Receivable from Affiliate	511
Cash from Securities Lending	348
Dividends Receivable	85
Receivable from Securities Lending Income	19
Other Assets	439
Total Assets	4,252,747
Liabilities:
Payable for Fund Shares Redeemed	19,761
Payable for Investments Purchased	19,415
Due to Broker	11,790
Collateral on Securities Loaned, at Value	4,607
Payable for Advisory Fees	4,344
Payable for Shareholder Services Fees — Class A	486
Payable for Distribution and Shareholder Services Fees — Class L	49
Payable for Distribution and Shareholder Services Fees — Class C	154
Payable for Administration Fees	310
Payable for Sub Transfer Agency Fees — Class I	141
Payable for Sub Transfer Agency Fees — Class A	85
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	11
Payable for Transfer Agency Fees — Class I	15
Payable for Transfer Agency Fees — Class A	30
Payable for Transfer Agency Fees — Class L	3
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Directors' Fees and Expenses	36
Payable for Custodian Fees	34
Payable for Professional Fees	17
Other Liabilities	506
Total Liabilities	61,800
Net Assets	$4,190,947
Net Assets Consist of:
Paid-in-Capital	$4,907,441
Total Accumulated Loss	(716,494)
Net Assets	$4,190,947

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$1,558,991
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	27,813,677
Net Asset Value, Offering and Redemption Price Per Share	$56.05
CLASS A:
Net Assets	$2,146,997
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,823,195
Net Asset Value, Redemption Price Per Share	$50.14
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.78
Maximum Offering Price Per Share	$52.92
CLASS L:
Net Assets	$73,277
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,678,653
Net Asset Value, Offering and Redemption Price Per Share	$43.65
CLASS C:
Net Assets	$169,191
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,024,007
Net Asset Value, Offering and Redemption Price Per Share	$42.05
CLASS R6:
Net Assets	$242,472
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,248,754
Net Asset Value, Offering and Redemption Price Per Share	$57.07
CLASS IR:
Net Assets	$19
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	331
Net Asset Value, Offering and Redemption Price Per Share	$56.90
(1) Including: Securities on Loan, at Value:	$3,893

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$6,380
Dividends from Securities of Unaffiliated Issuers	5,715
Income from Securities Loaned — Net	401
Total Investment Income	12,496
Expenses:
Advisory Fees (Note B)	17,780
Shareholder Services Fees — Class A (Note D)	4,543
Distribution and Shareholder Services Fees — Class L (Note D)	452
Distribution and Shareholder Services Fees — Class C (Note D)	1,567
Administration Fees (Note C)	3,378
Sub Transfer Agency Fees — Class I	1,237
Sub Transfer Agency Fees — Class A	1,540
Sub Transfer Agency Fees — Class L	39
Sub Transfer Agency Fees — Class C	132
Transfer Agency Fees — Class I (Note E)	87
Transfer Agency Fees — Class A (Note E)	185
Transfer Agency Fees — Class L (Note E)	16
Transfer Agency Fees — Class C (Note E)	10
Transfer Agency Fees — Class R6 (Note E)	12
Transfer Agency Fees — Class IR (Note E)	2
Professional Fees	231
Shareholder Reporting Fees	227
Registration Fees	138
Custodian Fees (Note F)	100
Directors' Fees and Expenses	70
Pricing Fees	3
Other Expenses	204
Total Expenses	31,953
Rebate from Morgan Stanley Affiliate (Note G)	(240)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Net Expenses	31,711
Net Investment Loss	(19,215)
Realized Gain:
Investments Sold	515,085
Foreign Currency Transaction	8
Net Realized Gain	515,093
Change in Unrealized Appreciation (Depreciation):
Investments	1,026,813
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	1,026,813
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,541,906
Net Increase in Net Assets Resulting from Operations	$1,522,691

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(19,215)	$(20,724)
Net Realized Gain (Loss)	515,093	(1,010,447)
Net Change in Unrealized Appreciation (Depreciation)	1,026,813	3,120,485
Net Increase in Net Assets Resulting from Operations	1,522,691	2,089,314
Dividends and Distributions to Shareholders:
Class I	(8,733)	—
Class A	(9,058)	—
Class L	(91)	—
Class R6	(2,390)	—
Class IR	(— @)	—
Total Dividends and Distributions to Shareholders	(20,272)	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	466,163	366,119
Distributions Reinvested	7,708	—
Redeemed	(1,013,772)	(881,458)
Class A:
Subscribed	64,625	79,489
Distributions Reinvested	8,754	—
Redeemed	(522,920)	(462,613)
Class L:
Exchanged	4	— @
Distributions Reinvested	90	—
Redeemed	(11,240)	(6,786)
Class C:
Subscribed	6,137	10,399
Redeemed	(68,103)	(47,772)
Class R6:
Subscribed	106,093	160,912
Distributions Reinvested	2,289	—
Redeemed	(1,898,961)	(420,262)
Class IR:
Distributions Reinvested	— @	—
Redeemed	(31)	(8)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,853,164)	(1,201,980)
Total Increase (Decrease) in Net Assets	(1,350,745)	887,334
Net Assets:
Beginning of Period	5,541,692	4,654,358
End of Period	$4,190,947	$5,541,692

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,030	11,924
Shares Issued on Distributions Reinvested	127	—
Shares Redeemed	(23,661)	(28,077)
Net Decrease in Class I Shares Outstanding	(13,504)	(16,153)
Class A:
Shares Subscribed	1,625	2,828
Shares Issued on Distributions Reinvested	162	—
Shares Redeemed	(14,068)	(16,397)
Net Decrease in Class A Shares Outstanding	(12,281)	(13,569)
Class L:
Shares Exchanged	— @@	— @@
Shares Issued on Distributions Reinvested	2	—
Shares Redeemed	(349)	(274)
Net Decrease in Class L Shares Outstanding	(347)	(274)
Class C:
Shares Subscribed	199	428
Shares Redeemed	(2,187)	(1,965)
Net Decrease in Class C Shares Outstanding	(1,988)	(1,537)
Class R6:
Shares Subscribed	2,638	5,114
Shares Issued on Distributions Reinvested	37	—
Shares Redeemed	(45,049)	(12,821)
Net Decrease in Class R6 Shares Outstanding	(42,374)	(7,707)
Class IR:
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(1)	(— @@)
Net Decrease in Class IR Shares Outstanding	(1)	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$38.42		$25.58		$74.29		$91.47		$46.33
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)		(0.09)		(0.20)		(0.50)		(0.38)
Net Realized and Unrealized Gain (Loss)	18.07		12.93		(44.22)		1.32		54.08
Total from Investment Operations	17.94		12.84		(44.42)		0.82		53.70
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		—		—		—		—
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Total Distributions	(0.31)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$56.05		$38.42		$25.58		$74.29		$91.47
Total Return(3)	46.63%		50.25	%(4)	(60.34)%		0.43%		115.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,558,991		$1,587,293		$1,469,843		$6,234,787		$6,816,690
Ratio of Expenses Before Expense Limitation	0.62%		0.56%		0.64%		0.56%		N/A
Ratio of Expenses After Expense Limitation	0.61	%(5)	0.53	%(5)(6)	0.64	%(5)	0.56	%(5)	0.54	%(5)
Ratio of Net Investment Loss	(0.32	)%(5)	(0.29	)%(5)(6)	(0.46	)%(5)	(0.51	)%(5)	(0.53	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.56%	(0.32)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$34.41		$22.97		$67.88		$85.31		$43.57
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.21)		(0.15)		(0.27)		(0.70)		(0.51)
Net Realized and Unrealized Gain (Loss)	16.15		11.59		(40.35)		1.27		50.81
Total from Investment Operations	15.94		11.44		(40.62)		0.57		50.30
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		—		—		—		—
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Total Distributions	(0.21)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$50.14		$34.41		$22.97		$67.88		$85.31
Total Return(3)	46.28%		49.87	%(4)	(60.44)%		0.16%		115.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,146,997		$1,896,005		$1,577,172		$5,307,929		$5,465,808
Ratio of Expenses Before Expense Limitation	0.87%		0.82%		0.89%		0.82%		N/A
Ratio of Expenses After Expense Limitation	0.86	%(5)	0.79	%(5)(6)	0.89	%(5)	0.82	%(5)	0.79	%(5)
Ratio of Net Investment Loss	(0.57	)%(5)	(0.55	)%(5)(6)	(0.71	)%(5)	(0.77	)%(5)	(0.77	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.82%	(0.58)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$30.03		$20.14		$61.05		$78.85		$40.77
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.35)		(0.26)		(0.40)		(1.03)		(0.76)
Net Realized and Unrealized Gain (Loss)	14.02		10.15		(36.22)		1.23		47.40
Total from Investment Operations	13.67		9.89		(36.62)		0.20		46.64
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—		—		—		—
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Total Distributions	(0.05)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$43.65		$30.03		$20.14		$61.05		$78.85
Total Return(3)	45.52%		49.11	%(4)	(60.63)%		(0.30)%		114.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,277		$60,812		$46,313		$151,668		$173,317
Ratio of Expenses Before Expense Limitation	1.37%		1.31%		1.36%		1.28%		N/A
Ratio of Expenses After Expense Limitation	1.36	%(5)	1.28	%(5)(6)	1.36	%(5)	1.28	%(5)	1.29	%(5)
Ratio of Net Investment Loss	(1.06	)%(5)	(1.04	)%(5)(6)	(1.18	)%(5)	(1.24	)%(5)	(1.27	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.31%	(1.07)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$28.96		$19.48		$59.49		$77.49		$40.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.41)		(0.31)		(0.48)		(1.23)		(0.93)
Net Realized and Unrealized Gain (Loss)	13.50		9.79		(35.24)		1.23		46.75
Total from Investment Operations	13.09		9.48		(35.72)		0.00	(3)	45.82
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$42.05		$28.96		$19.48		$59.49		$77.49
Total Return(4)	45.20%		48.74	%(5)	(60.73)%		(0.55)%		113.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$169,191		$174,107		$147,014		$524,748		$514,190
Ratio of Expenses Before Expense Limitation	1.62%		1.57%		1.61%		1.55%		N/A
Ratio of Expenses After Expense Limitation	1.61	%(6)	1.54	%(6)(7)	1.61	%(6)	1.55	%(6)	1.53	%(6)
Ratio of Net Investment Loss	(1.31	)%(6)	(1.30	)%(6)(7)	(1.43	)%(6)	(1.50	)%(6)	(1.51	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.57%	(1.33)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$39.11		$26.03		$75.32		$92.42		$46.73
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.09)		(0.08)		(0.13)		(0.41)		(0.32)
Net Realized and Unrealized Gain (Loss)	18.40		13.16		(44.87)		1.31		54.57
Total from Investment Operations	18.31		13.08		(45.00)		0.90		54.25
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		—		—		—		—
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Total Distributions	(0.35)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$57.07		$39.11		$26.03		$75.32		$92.42
Total Return(4)	46.76%		50.31	%(5)	(60.28)%		0.51%		115.76%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$242,472		$1,823,436		$1,413,983		$3,585,865		$3,743,697
Ratio of Expenses Before Expense Limitation	0.52%		0.51%		0.50%		0.46%		N/A
Ratio of Expenses After Expense Limitation	0.52	%(6)	0.48	%(6)(7)	0.50	%(6)	0.46	%(6)	0.47	%(6)
Ratio of Net Investment Loss	(0.22	)%(6)	(0.24	)%(6)(7)	(0.32	)%(6)	(0.41	)%(6)	(0.45	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.27)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$38.98		$25.94		$75.32		$92.41		$46.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.08)		(0.16)		(0.41)		(0.31)
Net Realized and Unrealized Gain (Loss)	18.36		13.12		(44.93)		1.32		54.55
Total from Investment Operations	18.27		13.04		(45.09)		0.91		54.24
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		—		—		—		—
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)
Total Distributions	(0.35)		—		(4.29)		(18.00)		(8.56)
Net Asset Value, End of Period	$56.90		$38.98		$25.94		$75.32		$92.41
Total Return(3)	46.81%		50.33	%(4)	(60.41)%		0.52%		115.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$39		$33		$319,566		$389,971
Ratio of Expenses Before Expense Limitation	6.79%		7.94%		0.49%		0.46%		N/A
Ratio of Expenses After Expense Limitation	0.52	%(5)	0.48	%(5)(6)	0.49	%(5)	0.46	%(5)	0.47	%(5)
Ratio of Net Investment Loss	(0.21	)%(5)	(0.23	)%(5)(6)	(0.33	)%(5)	(0.41	)%(5)	(0.45	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	39%		29%		40%		59%		60%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.26)%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $120,868,000 or approximately 2.88% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$398,777	$—	$—		$398,777
Biotechnology	49,407	—	—		49,407
Broadline Retail	364,877	—	—		364,877
Capital Markets	18,188	—	—		18,188
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	215,102	—	—		215,102
Financial Services	261,595	111,501	—		373,096
Health Care Providers & Services	14,630	—	—		14,630
Hotels, Restaurants & Leisure	392,254	—	—		392,254
Information Technology Services	751,701	—	—		751,701
Leisure Products	29,062	—	—		29,062
Media	263,999	—	—		263,999
Pharmaceuticals	136,535	—	—		136,535
Semiconductors & Semiconductor Equipment	109,711	—	—		109,711
Software	504,979	—	—		504,979
Specialty Retail	194,662	—	—		194,662
Textiles, Apparel & Luxury Goods	—	32,718	—		32,718
Total Common Stocks	3,705,479	144,219	—	†	3,849,698	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Preferred Stocks
Financial Services	$—	$—	$17,760		$17,760
Software	—	—	128,600		128,600
Total Preferred Stocks	—	—	146,360		146,360
Investment Company	120,849	—	—		120,849
Call Options Purchased	—	12,961	—		12,961
Short-Term Investments
Investment Company	119,872	—	—		119,872
Repurchase Agreement	—	710	—		710
Total Short-Term Investments	119,872	710	—		120,582
Total Assets	$3,946,200	$157,890	$146,360	†	$4,250,450	†

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$145,889
Purchases	—		—
Sales	—		(33,268)
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		35,054
Realized gains (losses)	—		(1,315)
Ending Balance	$—	†	$146,360
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—		$35,054

†  Includes a security valued at zero.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$146,360	Market Transaction Method	Precedent Transaction	$27.51–$92.50/$84.61		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.8	x	Increase
			Discount for Lack of Marketability	9.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the

Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$12,961	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(15,448	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$5,300	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$12,961	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$3,452	$—	$(3,180)	$272
JPMorgan Chase Bank NA	4,751	—	(4,260)	491
Standard Chartered Bank	4,758	—	(4,350)	408
Total	$12,961	$—	$(11,790)	$1,171

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,867,571,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,893	(a)	$—	$(3,893	)(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $4,607,000 of which approximately $4,259,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $348,000, which is not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,607	$—	$—	$—	$4,607
Total Borrowings	$4,607	$—	$—	$—	$4,607
Gross amount of recognized liabilities for securities lending transactions					$4,607

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

11.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the year ended December 31, 2024, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class R6 shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $38,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,635,497,000 and $3,745,143,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $240,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$90,692	$2,305,399	$2,276,219	$6,380
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$119,872

During the year ended December 31, 2024, the Fund incurred approximately $23,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2024, included in "Directors' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At December 31, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$20,272	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to redemptions in kind and the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$128,327	$(128,327)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $908,374,000 and $1,177,563,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $458,784,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$664	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.9%.

25

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

L. Redemptions in-kind: On the date listed below, the Fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the Fund. The distribution of such securities generated a realized loss for the Fund, which is included in Net Realized Gains (Loss) in the Consolidated Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.

Redemption In-Kind Date	Portfolio Securities and Cash	Net Realized Gain (Loss)
April 5, 2024	$1,362,986,295	$(85,767,960)

26

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Growth Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Growth Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

27

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSEGX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (88.7%)
Beverages (2.5%)
Celsius Holdings, Inc. (a)	368,335	$9,702
Biotechnology (9.1%)
Altimmune, Inc. (a)(b)	101,540	732
Arbutus Biopharma Corp. (a)	2,284,467	7,470
Beam Therapeutics, Inc. (a)	29,843	740
Biohaven Ltd. (a)	26,235	980
Exelixis, Inc. (a)	27,573	918
Immunovant, Inc. (a)	81,827	2,027
Intellia Therapeutics, Inc. (a)	123,952	1,445
ProKidney Corp. (a)(b)	275,498	466
Recursion Pharmaceuticals, Inc., Class A (a)	74,570	504
Roivant Sciences Ltd. (a)	1,599,352	18,921
XOMA Royalty Corp. (a)	28,586	751
		34,954
Broadline Retail (8.4%)
Global-e Online Ltd. (Israel) (a)	589,023	32,119
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	28,362	278
Financial Services (7.0%)
Affirm Holdings, Inc. (a)	373,469	22,744
Burford Capital Ltd.	307,772	3,924
		26,668
Health Care Equipment & Supplies (1.6%)
Inspire Medical Systems, Inc. (a)	3,681	682
Outset Medical, Inc. (a)	196,183	218
Semler Scientific, Inc. (a)	96,621	5,218
		6,118
Health Care Providers & Services (1.3%)
Agilon Health, Inc. (a)	2,668,697	5,071
Health Care Technology (0.2%)
Schrodinger, Inc. (a)	36,276	700
Hotels, Restaurants & Leisure (1.7%)
Vail Resorts, Inc.	33,663	6,310
Household Durables (0.4%)
Victoria PLC (United Kingdom) (a)	1,733,113	1,481
Information Technology Services (7.4%)
Cloudflare, Inc., Class A (a)	264,852	28,519
Interactive Media & Services (4.9%)
ZoomInfo Technologies, Inc., Class A (a)	1,796,645	18,883
Leisure Products (8.1%)
Peloton Interactive, Inc., Class A (a)	3,564,956	31,015
Life Sciences Tools & Services (3.6%)
10X Genomics, Inc., Class A (a)	136,090	1,954
MaxCyte, Inc. (a)	1,135,603	4,724
Standard BioTools, Inc. (a)	4,083,948	7,147
		13,825
Media (0.4%)
Ibotta, Inc., Class A (a)	22,493	1,464
	Shares	Value (000)
Metals & Mining (0.2%)
MP Materials Corp. (a)	42,898	$669
Passenger Airlines (0.6%)
Joby Aviation, Inc. (a)	284,488	2,313
Personal Care Products (4.7%)
Oddity Tech Ltd., Class A (Israel) (a)	429,054	18,029
Pharmaceuticals (0.6%)
ATAI Life Sciences NV (a)(b)	511,994	681
GH Research PLC (a)(b)	74,570	522
Structure Therapeutics, Inc. ADR (China) (a)	32,698	887
		2,090
Real Estate Management & Development (1.2%)
Landbridge Co. LLC (b)	52,639	3,401
Opendoor Technologies, Inc. (a)	828,281	1,325
		4,726
Software (15.2%)
Aurora Innovation, Inc. (a)	2,677,389	16,867
Bill Holdings, Inc. (a)	215,016	18,214
Klaviyo, Inc., Class A (a)	135,418	5,585
MicroStrategy, Inc., Class A (a)	29,746	8,615
QXO, Inc.	572,137	9,097
		58,378
Specialty Retail (1.9%)
Beyond, Inc. (a)	37,577	185
RH (a)	4,996	1,966
Wayfair, Inc., Class A (a)	117,113	5,191
		7,342
Tech Hardware, Storage & Peripherals (4.8%)
IonQ, Inc. (a)	435,870	18,206
Textiles, Apparel & Luxury Goods (0.3%)
Figs, Inc., Class A (a)	192,560	1,192
Trading Companies & Distributors (2.5%)
Core & Main, Inc., Class A (a)	187,229	9,532
Total Common Stocks (Cost $291,721)		339,584
Preferred Stocks (2.6%)
Health Care Technology (1.0%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	3,890
Software (1.6%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	6,052
Total Preferred Stocks (Cost $16,838)		9,942
Investment Company (3.1%)
iShares Bitcoin Trust ETF (a) (Cost $8,710)	225,103	11,942
	No. of Warrants
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (a)(d) (Cost $204)	61,142	—

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	Shares	Value (000)
Short-Term Investments (7.5%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $25,714)	25,713,847	$25,714
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G)	2,631,044	2,631
	Face Amount (000)
Repurchase Agreement (0.1%)
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $526; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $537)	$526	526
Total Securities held as Collateral on Loaned Securities (Cost $3,157)		3,157
Total Short-Term Investments (Cost $28,871)		28,871
Total Investments Excluding Purchased Options (101.9%) (Cost $346,344)		390,339
Total Purchased Options Outstanding (0.3%) (Cost $1,892)		1,152
Total Investments (102.2%) (Cost $348,236) including $3,278 of Securities Loaned (e)(f)(g)		391,491
Liabilities in Excess of Other Assets (–2.2%)		(8,378)
Net Assets (100.0%)		$383,113

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $9,942,000 and represents 2.6% of net assets.

(d)  At December 31, 2024, the Fund held fair valued securities valued at approximately $9,942,000, representing 2.6% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $1,481,000 and 0.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $383,777,000. The aggregate gross unrealized appreciation is approximately $109,524,000 and the aggregate gross unrealized depreciation is approximately $101,811,000, resulting in net unrealized appreciation of approximately $7,713,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	37,545,145	$37,545	$235		$156	79
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	111,519,585	111,520	—	@	422	(422)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	71,643,928	71,644	400		312	88
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	37,836,821	37,837	144		165	(21)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	102,122,764	102,123	73		433	(360)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	85,292,422	85,292	300		404	(104)
							$1,152		$1,892	$(740)

@  Value is less than $500.

CNH —  Chinese Yuan Renminbi Offshore

USD —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.2%
Software	16.6
Biotechnology	9.0
Broadline Retail	8.3
Leisure Products	8.0
Information Technology Services	7.4
Financial Services	6.9
Short-Term Investments	6.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Inception Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $319,891)	$363,146
Investment in Security of Affiliated Issuer, at Value (Cost $28,345)	28,345
Total Investments in Securities, at Value (Cost $348,236)	391,491
Foreign Currency, at Value (Cost $2)	2
Cash from Securities Lending	258
Receivable for Fund Shares Sold	83
Dividends Receivable	75
Receivable from Affiliate	62
Receivable from Securities Lending Income	12
Other Assets	81
Total Assets	392,064
Liabilities:
Collateral on Securities Loaned, at Value	3,415
Payable for Investments Purchased	2,831
Due to Broker	1,110
Payable for Fund Shares Redeemed	763
Payable for Advisory Fees	582
Payable for Sub Transfer Agency Fees — Class I	78
Payable for Sub Transfer Agency Fees — Class A	12
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	29
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	9
Payable for Administration Fees	27
Payable for Professional Fees	10
Payable for Custodian Fees	10
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	67
Total Liabilities	8,951
Net Assets	$383,113
Net Assets Consist of:
Paid-in-Capital	$1,226,855
Total Accumulated Loss	(843,742)
Net Assets	$383,113

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Inception Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$183,204
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,560,254
Net Asset Value, Offering and Redemption Price Per Share	$15.85
CLASS A:
Net Assets	$130,950
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,474,014
Net Asset Value, Redemption Price Per Share	$10.50
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.08
CLASS L:
Net Assets	$673
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	78,272
Net Asset Value, Offering and Redemption Price Per Share	$8.59
CLASS C:
Net Assets	$10,557
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,099,654
Net Asset Value, Offering and Redemption Price Per Share	$9.60
CLASS R6:
Net Assets	$57,729
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,601,768
Net Asset Value, Offering and Redemption Price Per Share	$16.03
(1) Including: Securities on Loan, at Value:	$3,278

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Inception Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$536
Dividends from Security of Affiliated Issuer (Note G)	401
Income from Securities Loaned — Net	303
Total Investment Income	1,240
Expenses:
Advisory Fees (Note B)	3,309
Shareholder Services Fees — Class A (Note D)	331
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	94
Administration Fees (Note C)	288
Professional Fees	194
Sub Transfer Agency Fees — Class A	117
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	12
Registration Fees	85
Shareholder Reporting Fees	69
Transfer Agency Fees — Class I (Note E)	20
Transfer Agency Fees — Class A (Note E)	9
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	6
Custodian Fees (Note F)	30
Directors' Fees and Expenses	8
Pricing Fees	4
Other Expenses	35
Total Expenses	4,621
Waiver of Advisory Fees (Note B)	(676)
Rebate from Morgan Stanley Affiliate (Note G)	(16)
Reimbursement of Class Specific Expenses — Class L (Note B)	(3)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(6)
Net Expenses	3,920
Net Investment Loss	(2,680)
Realized Gain (Loss):
Investments Sold	111,563
Foreign Currency Transaction	(— @)
Net Realized Gain	111,563
Change in Unrealized Appreciation (Depreciation):
Investments	(30,258)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(30,258)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	81,305
Net Increase in Net Assets Resulting from Operations	$78,625

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Inception Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2,680)	$(1,373)
Net Realized Gain (Loss)	111,563	(106,305)
Net Change in Unrealized Appreciation (Depreciation)	(30,258)	269,680
Net Increase in Net Assets Resulting from Operations	78,625	162,002
Dividends and Distributions to Shareholders:
Class I	(1,717)	—
Class A	(1,484)	—
Class L	(7)	—
Class C	(63)	—
Class R6	(547)	—
Paid-In-Capital:
Class I	(58)	—
Class A	(50)	—
Class L	(— @)	—
Class C	(2)	—
Class R6	(19)	—
Total Dividends and Distributions to Shareholders	(3,947)	—
Capital Share Transactions:(1)
Class I:
Subscribed	66,164	95,724
Distributions Reinvested	1,772	—
Redeemed	(122,530)	(126,212)
Class A:
Subscribed	13,919	67,668
Distributions Reinvested	1,534	—
Redeemed	(90,069)	(79,946)
Class L:
Exchanged	—	7
Distributions Reinvested	7	—
Redeemed	(122)	(236)
Class C:
Subscribed	879	1,755
Distributions Reinvested	65	—
Redeemed	(3,589)	(3,167)
Class R6:
Subscribed	6,102	13,339
Distributions Reinvested	566	—
Redeemed	(21,231)	(14,989)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(146,533)	(46,057)
Redemption Fees	88	37
Total Increase (Decrease) in Net Assets	(71,767)	115,982
Net Assets:
Beginning of Period	454,880	338,898
End of Period	$383,113	$454,880

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Inception Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,245	8,900
Shares Issued on Distributions Reinvested	105	—
Shares Redeemed	(10,106)	(12,362)
Net Decrease in Class I Shares Outstanding	(4,756)	(3,462)
Class A:
Shares Subscribed	1,610	8,832
Shares Issued on Distributions Reinvested	138	—
Shares Redeemed	(11,326)	(11,628)
Net Decrease in Class A Shares Outstanding	(9,578)	(2,796)
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	1	—
Shares Redeemed	(20)	(45)
Net Decrease in Class L Shares Outstanding	(19)	(44)
Class C:
Shares Subscribed	117	265
Shares Issued on Distributions Reinvested	6	—
Shares Redeemed	(492)	(517)
Net Decrease in Class C Shares Outstanding	(369)	(252)
Class R6:
Shares Subscribed	486	1,351
Shares Issued on Distributions Reinvested	33	—
Shares Redeemed	(1,759)	(1,373)
Net Decrease in Class R6 Shares Outstanding	(1,240)	(22)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$12.34		$7.99		$19.75		$25.48		$11.19
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.02)		(0.05)		(0.15)		(0.10)
Net Realized and Unrealized Gain (Loss)	3.74		4.37		(11.68)		(0.74)		16.84
Total from Investment Operations	3.67		4.35		(11.73)		(0.89)		16.74
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		—		(0.02)		(0.11)		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)
Paid-In-Capital	(0.01)		—		—		—		—
Total Distributions	(0.16)		—		(0.03)		(4.87)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)
Net Asset Value, End of Period	$15.85		$12.34		$7.99		$19.75		$25.48
Total Return(4)	29.64%		54.44	%(5)	(59.42)%		(3.33)%		150.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,204		$201,414		$157,990		$743,854		$464,639
Ratio of Expenses Before Expense Limitation	1.13%		1.11%		1.41%		1.12%		1.18%
Ratio of Expenses After Expense Limitation	0.94	%(6)	0.91	%(6)(7)	1.00	%(6)	1.00	%(6)	0.99	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(6)	N/A		0.99	%(6)
Ratio of Net Investment Loss	(0.59	)%(6)	(0.21	)%(6)(7)	(0.43	)%(6)	(0.49	)%(6)	(0.54	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	100%		72%		100%		111%		132%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$8.22		$5.33		$13.20		$18.68		$8.51
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.03)		(0.06)		(0.19)		(0.10)
Net Realized and Unrealized Gain (Loss)	2.47		2.92		(7.80)		(0.53)		12.72
Total from Investment Operations	2.40		2.89		(7.86)		(0.72)		12.62
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		—		—		(0.03)		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)
Paid-In-Capital	(0.00	)(3)	—		—		—		—
Total Distributions	(0.12)		—		(0.01)		(4.79)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)
Net Asset Value, End of Period	$10.50		$8.22		$5.33		$13.20		$18.68
Total Return(4)	29.14%		54.22	%(5)	(59.57)%		(3.70)%		149.86%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$130,950		$181,264		$132,493		$450,058		$229,641
Ratio of Expenses Before Expense Limitation	1.46%		1.36%		1.62%		1.40%		1.44%
Ratio of Expenses After Expense Limitation	1.28	%(6)	1.16	%(6)(7)	1.35	%(6)	1.33	%(6)	1.25	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.35	%(6)	N/A		1.25	%(6)
Ratio of Net Investment Loss	(0.94	)%(6)	(0.46	)%(6)(7)	(0.77	)%(6)	(0.85	)%(6)	(0.80	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	100%		72%		100%		111%		132%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.19%	(0.49)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$6.76		$4.42		$10.99		$16.45		$7.65
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.06)		(0.08)		(0.27)		(0.16)
Net Realized and Unrealized Gain (Loss)	2.02		2.40		(6.48)		(0.45)		11.41
Total from Investment Operations	1.92		2.34		(6.56)		(0.72)		11.25
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		—		—		—		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)
Paid-In-Capital	(0.00	)(3)	—		—		—		—
Total Distributions	(0.09)		—		(0.01)		(4.76)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.02		0.00	(3)
Net Asset Value, End of Period	$8.59		$6.76		$4.42		$10.99		$16.45
Total Return	28.33	%(4)	52.94	%(4)(5)	(59.76	)%(4)	(4.17	)%(4)	148.82	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$673		$656		$623		$1,874		$2,543
Ratio of Expenses Before Expense Limitation	2.51%		2.55%		2.32%		1.95%		2.10%
Ratio of Expenses After Expense Limitation	1.85	%(7)	1.82	%(7)(8)	1.85	%(7)	1.85	%(7)	1.84	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(7)	N/A		1.84	%(7)
Ratio of Net Investment Loss	(1.50	)%(7)	(1.12	)%(7)(8)	(1.28	)%(7)	(1.36	)%(7)	(1.43	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	100%		72%		100%		111%		132%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.15)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$7.54		$4.93		$12.31		$17.85		$8.24
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)		(0.08)		(0.11)		(0.33)		(0.22)
Net Realized and Unrealized Gain (Loss)	2.25		2.69		(7.25)		(0.47)		12.28
Total from Investment Operations	2.12		2.61		(7.36)		(0.80)		12.06
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		—		—		—		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)
Paid-In-Capital	(0.00	)(3)	—		—		—		—
Total Distributions	(0.06)		—		(0.01)		(4.76)		(2.45)
Redemption Fees	0.00	(3)	0.00	(3)	(0.01)		0.02		0.00	(3)
Net Asset Value, End of Period	$9.60		$7.54		$4.93		$12.31		$17.85
Total Return(4)	28.06%		52.94	%(5)	(59.90)%		(4.37)%		147.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,557		$11,076		$8,490		$31,148		$12,494
Ratio of Expenses Before Expense Limitation	2.28%		2.22%		2.33%		2.12%		2.26%
Ratio of Expenses After Expense Limitation	2.09	%(6)	2.02	%(6)(7)	2.10	%(6)	2.05	%(6)	2.07	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.10	%(6)	N/A		2.07	%(6)
Ratio of Net Investment Loss	(1.75	)%(6)	(1.31	)%(6)(7)	(1.53	)%(6)	(1.55	)%(6)	(1.61	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	100%		72%		100%		111%		132%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(1.34)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$12.49		$8.08		$19.99		$25.73		$11.29
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.02)		(0.04)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	3.77		4.43		(11.83)		(0.74)		16.97
Total from Investment Operations	3.70		4.41		(11.87)		(0.88)		16.89
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		—		(0.03)		(0.13)		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)
Paid-In-Capital	(0.01)		—		—		—		—
Total Distributions	(0.16)		—		(0.04)		(4.89)		(2.45)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.03		0.00	(4)
Net Asset Value, End of Period	$16.03		$12.49		$8.08		$19.99		$25.73
Total Return(5)	29.54%		54.58	%(6)	(59.39)%		(3.29)%		150.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,729		$60,470		$39,302		$141,933		$154,023
Ratio of Expenses Before Expense Limitation	1.13%		1.11%		1.15%		1.00%		1.11%
Ratio of Expenses After Expense Limitation	0.93	%(7)	0.90	%(7)(8)	0.93	%(7)	0.93	%(7)	0.92	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.93	%(7)	N/A		0.92	%(7)
Ratio of Net Investment Loss	(0.58	)%(7)	(0.20	)%(7)(8)	(0.37	)%(7)	(0.44	)%(7)	(0.49	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	100%		72%		100%		111%		132%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.93%	(0.23)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these Consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Inception Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and ac-

counts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $11,952,000 or approximately 3.12% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$9,702	$—	$—	$9,702
Biotechnology	34,954	—	—	34,954
Broadline Retail	32,119	—	—	32,119
Chemicals	278	—	—	278
Financial Services	26,668	—	—	26,668
Health Care Equipment & Supplies	6,118	—	—	6,118
Health Care Providers & Services	5,071	—	—	5,071
Health Care Technology	700	—	—	700
Hotels, Restaurants & Leisure	6,310	—	—	6,310
Household Durables	—	1,481	—	1,481
Information Technology Services	28,519	—	—	28,519
Interactive Media & Services	18,883	—	—	18,883
Leisure Products	31,015	—	—	31,015
Life Sciences Tools & Services	13,825	—	—	13,825
Media	1,464	—	—	1,464
Metals & Mining	669	—	—	669
Passenger Airlines	2,313	—	—	2,313
Personal Care Products	18,029	—	—	18,029
Pharmaceuticals	2,090	—	—	2,090
Real Estate Management & Development	4,726	—	—	4,726
Software	58,378	—	—	58,378
Specialty Retail	7,342	—	—	7,342
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$18,206	$—	$—		$18,206
Textiles, Apparel & Luxury Goods	1,192	—	—		1,192
Trading Companies & Distributors	9,532	—	—		9,532
Total Common Stocks	338,103	1,481	—		339,584
Preferred Stocks
Health Care Technology	—	—	3,890		3,890
Software	—	—	6,052		6,052
Total Preferred Stocks	—	—	9,942		9,942
Investment Company	11,942	—	—		11,942
Warrants	—	—	—	†	—	†
Call Options Purchased	—	1,152	—		1,152
Short-Term Investments
Investment Company	28,345	—	—		28,345
Repurchase Agreement	—	526	—		526
Total Short-Term Investments	28,345	526	—		28,871
Total Assets	$378,390	$3,159	$9,942	†	$391,491	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Warrants (000)
Beginning Balance	$8,692	$—
Purchases	—	—
Sales	—	—
Transfers in	—	—	†
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	1,250	—
Realized gains (losses)	—	—
Ending Balance	$9,942	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$1,250	$—

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024. Various valuation techniques were used in the valuation of certain

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$9,942	Market Transaction Method	Precedent Transaction	$5.96		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	15.0%-17.0%/16.3% 3.0%-4.0%/3.5%		Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.5x-21.9x/3.2x		Increase
			Discount for Lack of Marketability	5.0%-18.0%/10.1%		Decrease
		Comparable Transactions	Enterprise Value/ Revenue	3.0	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about deriva-

tive instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,152	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,245	)(a)

(a) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$280	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$1,152	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counter-

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

parties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$300	$—	$(300)	$0
JPMorgan Chase Bank NA	452	—	(440)	12
Standard Chartered Bank	400	—	(290)	110
Total	$1,152	$—	$(1,030)	$122

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	357,023,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,278	(a)	$—	$3,278	(b)(c)	$0

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

(a) Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of approximately $3,415,000 of which approximately $3,157,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $258,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $123,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,415	$—	$—	$—	$3,415
Total Borrowings	$3,415	$—	$—	$—	$3,415
Gross amount of recognized liabilities for securities lending transactions					$3,415

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the re-

sult of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

12.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 bilion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $676,000 of advisory fees were waived and approximately $9,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management

Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $3,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $361,092,000 and $527,257,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$18,691	$308,647	$298,993	$401
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$28,345

During the year ended December 31, 2024, the Fund incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$3,818	$129	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$7,107	$(7,107)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $431,637,000 and $416,654,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $95,321,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.1%.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Inception Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Inception Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $245,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSSMX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Brazil (1.5%)
NU Holdings Ltd., Class A (a)	4,028,369	$41,734
Canada (10.5%)
Brookfield Corp.	1,185,207	68,090
Brookfield Infrastructure Partners LP	1,332,932	42,374
Canada Goose Holdings, Inc. (See Note G) (a)(b)	3,072,613	30,818
Canadian Pacific Kansas City Ltd.	1,291,037	93,479
Shopify, Inc., Class A (a)	508,410	54,059
		288,820
Denmark (8.2%)
DSV AS	1,059,857	225,713
France (21.5%)
EssilorLuxottica SA	117,473	28,655
Hermes International SCA	100,360	240,801
L'Oreal SA	295,224	104,510
LVMH Moet Hennessy Louis Vuitton SE	108,368	71,284
Schneider Electric SE	575,461	143,264
		588,514
Germany (1.4%)
Birkenstock Holding PLC (a)	689,069	39,043
Hong Kong (2.6%)
AIA Group Ltd.	9,883,100	70,989
India (8.2%)
HDFC Bank Ltd.	4,294,107	88,804
ICICI Bank Ltd. ADR	3,234,428	96,580
Titan Co. Ltd.	1,004,997	38,099
		223,483
Italy (5.4%)
Moncler SpA	2,814,703	148,590
Japan (5.3%)
Keyence Corp.	274,900	111,739
Sanrio Co. Ltd.	950,900	33,147
		144,886
Netherlands (5.4%)
Adyen NV (a)	29,539	43,897
ASML Holding NV	147,678	103,439
		147,336
Sweden (6.0%)
Spotify Technology SA (a)	370,051	165,553
Switzerland (5.6%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	311	34,177
Cie Financiere Richemont SA, Class A (Registered)	269,895	40,828
Straumann Holding AG (Registered) (a)	626,172	78,874
		153,879
	Shares	Value (000)
Taiwan (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,666,000	$151,645
United Kingdom (4.8%)
London Stock Exchange Group PLC	639,946	90,331
Rightmove PLC	5,035,729	40,304
		130,635
United States (6.9%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	750,312	69,524
MercadoLibre, Inc. (a)	70,369	119,658
		189,182
Total Common Stocks (Cost $1,917,950)		2,710,002
Short-Term Investments (0.9%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $15,829)	15,828,780	15,829
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G)	8,020,798	8,021
	Face Amount (000)
Repurchase Agreement (0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $1,605; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $1,636)	$1,604	1,604
Total Securities held as Collateral on Loaned Securities (Cost $9,625)		9,625
Total Short-Term Investments (Cost $25,454)		25,454
Total Investments (99.7%) (Cost $1,943,404) including $20,427 of Securities Loaned (c)(d)		2,735,456
Other Assets in Excess of Liabilities (0.3%)		9,242
Net Assets (100.0%)		$2,744,698

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.
The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

(c)  The approximate fair value and percentage of net assets, $1,889,090,000 and 68.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $1,960,045,000. The aggregate gross unrealized appreciation is approximately $908,589,000 and the aggregate gross unrealized depreciation is approximately $135,519,000, resulting in net unrealized appreciation of approximately $773,070,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.9%
Textiles, Apparel & Luxury Goods	22.4
Semiconductors & Semiconductor Equipment	9.4
Entertainment	8.6
Banks	8.3
Air Freight & Logistics	8.3
Capital Markets	5.8
Electrical Equipment	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,851,406)	$2,680,788
Investment in Security of Affiliated Issuer, at Value (Cost $91,998)	54,668
Total Investments in Securities, at Value (Cost $1,943,404)	2,735,456
Foreign Currency, at Value (Cost $8)	8
Cash	578
Cash from Securities Lending	785
Receivable for Investments Sold	69,638
Tax Reclaim Receivable	4,186
Receivable for Fund Shares Sold	1,195
Dividends Receivable	638
Receivable from Affiliate	282
Receivable from Securities Lending Income	25
Other Assets	204
Total Assets	2,812,995
Liabilities:
Payable for Investments Purchased	45,400
Collateral on Securities Loaned, at Value	10,410
Payable for Advisory Fees	5,491
Payable for Fund Shares Redeemed	3,698
Deferred Capital Gain Country Tax	2,270
Payable for Sub Transfer Agency Fees — Class I	299
Payable for Sub Transfer Agency Fees — Class A	41
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Administration Fees	192
Payable for Custodian Fees	172
Payable for Shareholder Services Fees — Class A	67
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	11
Payable for Transfer Agency Fees — Class I	21
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	2
Payable for Professional Fees	13
Other Liabilities	206
Total Liabilities	68,297
Net Assets	$2,744,698
Net Assets Consist of:
Paid-in-Capital	$2,440,901
Total Distributable Earnings	303,797
Net Assets	$2,744,698

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$2,241,808
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	93,383,356
Net Asset Value, Offering and Redemption Price Per Share	$24.01
CLASS A:
Net Assets	$310,723
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,314,341
Net Asset Value, Redemption Price Per Share	$23.34
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.29
Maximum Offering Price Per Share	$24.63
CLASS L:
Net Assets	$443
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,182
Net Asset Value, Offering and Redemption Price Per Share	$21.94
CLASS C:
Net Assets	$12,327
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	573,329
Net Asset Value, Offering and Redemption Price Per Share	$21.50
CLASS R6:
Net Assets	$179,397
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,445,264
Net Asset Value, Offering and Redemption Price Per Share	$24.10
(1) Including: Securities on Loan, at Value:	$20,427

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Advantage Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3,794 of Foreign Taxes Withheld)	$28,064
Dividends from Security of Affiliated Issuer (Note G)	3,013
Income from Securities Loaned — Net	605
Total Investment Income	31,682
Expenses:
Advisory Fees (Note B)	23,307
Sub Transfer Agency Fees — Class I	2,589
Sub Transfer Agency Fees — Class A	484
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	13
Administration Fees (Note C)	2,433
Shareholder Services Fees — Class A (Note D)	867
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	149
Custodian Fees (Note F)	495
Professional Fees	205
Shareholder Reporting Fees	174
Transfer Agency Fees — Class I (Note E)	131
Transfer Agency Fees — Class A (Note E)	9
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	10
Registration Fees	95
Directors' Fees and Expenses	49
Pricing Fees	2
Other Expenses	181
Total Expenses	31,202
Rebate from Morgan Stanley Affiliate (Note G)	(116)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	31,085
Net Investment Income	597
Realized Gain (Loss):
Investments Sold (Net of $3,942 of Capital Gain Country Tax)	265,453
Investments in Affiliates	(16,934)
Foreign Currency Transaction	(441)
Net Realized Gain	248,078
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $5,356)	(52,035)
Investments in Affiliates	10,694
Foreign Currency Translation	(321)
Net Change in Unrealized Appreciation (Depreciation)	(41,662)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	206,416
Net Increase in Net Assets Resulting from Operations	$207,013

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$597	$6,823
Net Realized Gain (Loss)	248,078	(276,070)
Net Change in Unrealized Appreciation (Depreciation)	(41,662)	786,283
Net Increase in Net Assets Resulting from Operations	207,013	517,036
Dividends and Distributions to Shareholders:
Class I	(3,090)	(1,347)
Class R6	(449)	(306)
Total Dividends and Distributions to Shareholders	(3,539)	(1,653)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	407,392	700,852
Distributions Reinvested	3,057	1,319
Redeemed	(960,992)	(893,543)
Class A:
Subscribed	38,873	131,644
Redeemed	(126,767)	(207,529)
Class L:
Redeemed	(4)	(52)
Class C:
Subscribed	491	993
Redeemed	(8,211)	(6,747)
Class R6:
Subscribed	26,809	99,191
Distributions Reinvested	407	223
Redeemed	(55,127)	(47,200)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(674,072)	(220,849)
Total Increase (Decrease) in Net Assets	(470,598)	294,534
Net Assets:
Beginning of Period	3,215,296	2,920,762
End of Period	$2,744,698	$3,215,296
(1) Capital Share Transactions:
Class I:
Shares Subscribed	17,340	32,920
Shares Issued on Distributions Reinvested	123	59
Shares Redeemed	(40,847)	(41,998)
Net Decrease in Class I Shares Outstanding	(23,384)	(9,019)
Class A:
Shares Subscribed	1,704	6,446
Shares Redeemed	(5,554)	(10,212)
Net Decrease in Class A Shares Outstanding	(3,850)	(3,766)
Class L:
Shares Redeemed	(— @)	(2)
Class C:
Shares Subscribed	23	51
Shares Redeemed	(390)	(349)
Net Decrease in Class C Shares Outstanding	(367)	(298)
Class R6:
Shares Subscribed	1,126	4,554
Shares Issued on Distributions Reinvested	16	10
Shares Redeemed	(2,332)	(2,238)
Net Increase (Decrease) in Class R6 Shares Outstanding	(1,190)	2,326

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$22.48		$19.00		$30.30		$27.05		$20.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.05		0.00	(3)	(0.08)		(0.07)
Net Realized and Unrealized Gain (Loss)	1.55		3.44		(10.43)		3.63		6.68
Total from Investment Operations	1.56		3.49		(10.43)		3.55		6.61
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.01)		—		—		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—
Total Distributions	(0.03)		(0.01)		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$24.01		$22.48		$19.00		$30.30		$27.05
Total Return(4)	6.95%		18.38	%(5)	(34.46)%		13.16%		32.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,241,808		$2,625,192		$2,390,415		$5,419,831		$3,841,122
Ratio of Expenses Before Expense Limitation	1.00%		1.00%		1.01%		0.97%		N/A
Ratio of Expenses After Expense Limitation	1.00	%(6)	0.97	%(6)(7)	1.01	%(6)	0.97	%(6)	0.98	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.98	%(6)
Ratio of Net Investment Income (Loss)	0.04	%(6)	0.24	%(6)(7)	0.00	%(6)	(0.28	)%(6)	(0.31	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	26%		32%		19%		22%		18%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.22%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.89		$18.54		$29.69		$26.58		$20.16
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.01)		(0.06)		(0.17)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.50		3.36		(10.22)		3.58		6.56
Total from Investment Operations	1.45		3.35		(10.28)		3.41		6.43
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—
Total Distributions	—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$23.34		$21.89		$18.54		$29.69		$26.58
Total Return(4)	6.62%		18.07	%(5)	(34.66)%		12.87%		31.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$310,723		$375,712		$388,125		$776,662		$589,317
Ratio of Expenses Before Expense Limitation	1.28%		1.27%		1.30%		1.26%		N/A
Ratio of Expenses After Expense Limitation	1.28	%(6)	1.25	%(6)(7)	1.30	%(6)	1.26	%(6)	1.27	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.27	%(6)
Ratio of Net Investment Loss	(0.24	)%(6)	(0.03	)%(6)(7)	(0.27	)%(6)	(0.57	)%(6)	(0.60	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	26%		32%		19%		22%		18%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.04)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$20.70		$17.64		$28.46		$25.64		$19.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.17)		(0.12)		(0.18)		(0.32)		(0.24)
Net Realized and Unrealized Gain (Loss)	1.41		3.18		(9.77)		3.44		6.33
Total from Investment Operations	1.24		3.06		(9.95)		3.12		6.09
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—
Total Distributions	—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$21.94		$20.70		$17.64		$28.46		$25.64
Total Return(4)	5.99%		17.35	%(5)	(35.00)%		12.21%		31.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$443		$421		$403		$279		$350
Ratio of Expenses Before Expense Limitation	2.19%		2.26%		2.55%		2.29%		2.48%
Ratio of Expenses After Expense Limitation	1.85	%(6)	1.82	%(6)(7)	1.85	%(6)	1.85	%(6)	1.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.84	%(6)
Ratio of Net Investment Loss	(0.80	)%(6)	(0.61	)%(6)(7)	(0.93	)%(6)	(1.16	)%(6)	(1.17	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	26%		32%		19%		22%		18%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.84%	(0.63)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$20.31		$17.33		$28.03		$25.29		$19.31
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.20)		(0.14)		(0.20)		(0.35)		(0.26)
Net Realized and Unrealized Gain (Loss)	1.39		3.12		(9.63)		3.39		6.25
Total from Investment Operations	1.19		2.98		(9.83)		3.04		5.99
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—
Total Distributions	—		—		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$21.50		$20.31		$17.33		$28.03		$25.29
Total Return(4)	5.86%		17.20	%(5)	(35.11)%		12.06%		31.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,327		$19,092		$21,455		$42,922		$24,926
Ratio of Expenses Before Expense Limitation	2.00%		1.97%		2.01%		1.96%		N/A
Ratio of Expenses After Expense Limitation	2.00	%(6)	1.94	%(6)(7)	2.01	%(6)	1.96	%(6)	1.97	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.97	%(6)
Ratio of Net Investment Loss	(0.95	)%(6)	(0.73	)%(6)(7)	(1.02	)%(6)	(1.27	)%(6)	(1.29	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	26%		32%		19%		22%		18%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(0.75)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$22.57		$19.08		$30.38		$27.09		$20.46
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		0.07		—		(0.06)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.55		3.46		(10.43)		3.65		6.70
Total from Investment Operations	1.59		3.53		(10.43)		3.59		6.64
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.04)		—		—		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—
Total Distributions	(0.06)		(0.04)		(0.87)		(0.30)		(0.01)
Redemption Fees	—		—		0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$24.10		$22.57		$19.08		$30.38		$27.09
Total Return(5)	7.04%		18.54	%(6)	(34.40)%		13.29%		32.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$179,397		$194,879		$120,364		$273,564		$98,182
Ratio of Expenses Before Expense Limitation	0.89%		0.89%		0.89%		0.87%		N/A
Ratio of Expenses After Expense Limitation	0.89	%(7)	0.86	%(7)(8)	0.89	%(7)	0.87	%(7)	0.89	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.89	%(7)
Ratio of Net Investment Income (Loss)	0.15	%(7)	0.35	%(7)(8)	0.01	%(7)	(0.19	)%(7)	(0.26	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	26%		32%		19%		22%		18%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	0.33%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs").The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$225,713	$—	$225,713
Banks	138,314	88,804	—	227,118
Broadline Retail	119,658	—	—	119,658
Capital Markets	68,090	90,331	—	158,421
Electrical Equipment	—	143,264	—	143,264
Electronic Equipment, Instruments & Components	—	111,739	—	111,739
Entertainment	235,077	—	—	235,077
Financial Services	—	43,897	—	43,897
Food Products	—	34,177	—	34,177
Ground Transportation	93,479	—	—	93,479
Health Care Equipment & Supplies	—	107,529	—	107,529
Information Technology Services	54,059	—	—	54,059
Insurance	—	70,989	—	70,989
Interactive Media & Services	—	40,304	—	40,304
Multi-Utilities	42,374	—	—	42,374
Personal Care Products	—	104,510	—	104,510
Semiconductors & Semiconductor Equipment	—	255,084	—	255,084
Specialty Retail	—	33,147	—	33,147
Textiles, Apparel & Luxury Goods	69,861	539,602	—	609,463
Total Common Stocks	820,912	1,889,090	—	2,710,002
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$23,850	$—	$—	$23,850
Repurchase Agreement	—	1,604	—	1,604
Total Short-Term Investments	23,850	1,604	—	25,454
Total Assets	$844,762	$1,890,694	$—	$2,735,456

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$20,427	(a)	$—	$20,427	(b)(c)	$0

(a) Represents market value of loaned securities at year end.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

(b) The Fund received cash collateral of approximately $10,410,000 of which approximately $9,625,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $785,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $10,465,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$10,410	$—	$—	$—	$10,410
Total Borrowings	$10,410	$—	$—	$—	$10,410
Gross amount of recognized liabilities for securities lending transactions					$10,410

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $20,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $788,829,000 and $1,423,972,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $116,000 relating to the Fund's investment in the Liquidity Fund.

The Fund may invest in affiliated entities, deemed to be affiliates as a result of the Fund owning five percent or more of the entity's voting securities.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$101,333	$847,647	$925,130	$3,013
Canada Goose Holdings, Inc.	47,171	—	10,113	—
Total	$148,504	$847,647	$935,243	$3,013
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$23,850
Canada Goose Holdings, Inc.	(16,934)	10,694	30,818
Total	$(16,934)	$10,694	$54,668

During the year ended December 31, 2024, the Fund incurred approximately $15,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,539	$—	$1,653	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$3,787	$(3,787)

At December 31, 2024, the Fund had no Distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $49,220,000 and $407,321,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $242,605,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$12,621

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of International Advantage Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of International Advantage Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $23,564,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $7,632,000 and has derived net income from sources within foreign countries amounting to approximately $30,664,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

23

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MFAPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Australia (1.1%)
Aristocrat Leisure Ltd.	163,244	$6,894
Belgium (1.6%)
KBC Group NV	137,456	10,613
Canada (4.7%)
Agnico Eagle Mines Ltd.	121,300	9,490
Constellation Software, Inc.	4,360	13,482
Tourmaline Oil Corp.	161,668	7,481
		30,453
China (5.1%)
ANTA Sports Products Ltd. (a)	563,200	5,562
Tencent Holdings Ltd. (a)	268,800	14,347
Tsingtao Brewery Co. Ltd., Class H (a)	1,750,000	12,739
		32,648
Denmark (3.5%)
DSV AS	43,517	9,268
Tryg AS	615,263	12,978
		22,246
Finland (4.3%)
Kone OYJ, Class B	289,698	14,123
Nordea Bank Abp	1,253,475	13,676
		27,799
France (17.5%)
Capgemini SE	102,384	16,722
Dassault Systemes SE	381,006	13,184
Legrand SA	136,729	13,300
L'Oreal SA	61,952	21,931
LVMH Moet Hennessy Louis Vuitton SE	21,191	13,939
Pernod Ricard SA	86,263	9,747
Safran SA	52,723	11,552
Sanofi SA	120,342	11,699
		112,074
Germany (12.7%)
Deutsche Boerse AG	46,813	10,784
Deutsche Post AG (Registered)	103,361	3,649
Infineon Technologies AG	448,073	14,626
Merck KGaA	65,555	9,540
QIAGEN NV (b)	373,686	16,750
SAP SE	106,749	26,257
		81,606
Hong Kong (2.3%)
AIA Group Ltd. (a)	2,018,400	14,498
Italy (2.7%)
Davide Campari-Milano NV	1,786,147	11,178
Moncler SpA	122,745	6,480
		17,658
	Shares	Value (000)
Japan (5.3%)
Keyence Corp.	28,300	$11,503
SMC Corp.	31,200	12,115
Sony Group Corp.	483,200	10,184
		33,802
Korea, Republic of (1.2%)
Samsung Electronics Co. Ltd.	213,459	7,618
Netherlands (4.1%)
ASML Holding NV	19,603	13,730
Universal Music Group NV	483,791	12,375
		26,105
Singapore (1.1%)
DBS Group Holdings Ltd.	212,610	6,813
Sweden (4.5%)
Epiroc AB, Class A	404,099	7,043
Evolution AB	105,869	8,164
Hexagon AB, Class B	1,448,995	13,834
		29,041
Switzerland (2.0%)
Novartis AG (Registered)	58,522	5,698
Roche Holding AG (Genusschein)	25,541	7,141
		12,839
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,029	9,288
United Kingdom (23.7%)
Anglo American PLC	406,839	12,029
Associated British Foods PLC	361,552	9,223
AstraZeneca PLC	107,934	14,072
Experian PLC	166,153	7,141
Haleon PLC	2,950,251	13,911
Halma PLC	524,337	17,591
Hiscox Ltd.	639,525	8,655
London Stock Exchange Group PLC	66,932	9,448
NatWest Group PLC	1,573,594	7,886
Reckitt Benckiser Group PLC	125,481	7,595
RELX PLC (Euronext NV)	113,901	5,158
RELX PLC (LSE)	102,598	4,649
Rightmove PLC	1,541,254	12,336
Shell PLC	392,287	12,228
St. James's Place PLC	952,386	10,311
		152,233
Total Common Stocks (Cost $490,333)		634,228
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $1,669)	1,668,942	$1,669
Total Investments (99.1%) (Cost $492,002) (d)(e)		635,897
Other Assets in Excess of Liabilities (0.9%)		5,675
Net Assets (100.0%)		$641,572

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $594,487,000 and 92.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $511,367,000. The aggregate gross unrealized appreciation is approximately $158,707,000 and the aggregate gross unrealized depreciation is approximately $34,586,000, resulting in net unrealized appreciation of approximately $124,121,000.

ADR  American Depositary Receipt.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.4%
Software	8.3
Pharmaceuticals	7.5
Electronic Equipment, Instruments & Components	6.8
Banks	6.2
Semiconductors & Semiconductor Equipment	5.9
Insurance	5.7
Personal Care Products	5.7
Beverages	5.3
Machinery	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Equity Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $490,333)	$634,228
Investment in Security of Affiliated Issuer, at Value (Cost $1,669)	1,669
Total Investments in Securities, at Value (Cost $492,002)	635,897
Foreign Currency, at Value (Cost $372)	370
Cash	349
Tax Reclaim Receivable	5,341
Receivable for Investments Sold	2,383
Dividends Receivable	467
Receivable for Fund Shares Sold	97
Receivable from Affiliate	26
Other Assets	150
Total Assets	645,080
Liabilities:
Payable for Advisory Fees	1,445
Payable for Fund Shares Redeemed	1,265
Due to Broker	349
Payable for Sub Transfer Agency Fees — Class I	155
Payable for Sub Transfer Agency Fees — Class A	21
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	58
Payable for Administration Fees	49
Payable for Professional Fees	13
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	133
Total Liabilities	3,508
Net Assets	$641,572
Net Assets Consist of:
Paid-in-Capital	$428,254
Total Distributable Earnings	213,318
Net Assets	$641,572

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$466,727
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	46,524,766
Net Asset Value, Offering and Redemption Price Per Share	$10.03
CLASS A:
Net Assets	$34,343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,374,458
Net Asset Value, Redemption Price Per Share	$10.18
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.74
CLASS L:
Net Assets	$2,961
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	303,839
Net Asset Value, Offering and Redemption Price Per Share	$9.74
CLASS C:
Net Assets	$381
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	40,437
Net Asset Value, Offering and Redemption Price Per Share	$9.42
CLASS R6:
Net Assets	$137,160
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,699,308
Net Asset Value, Offering and Redemption Price Per Share	$10.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Equity Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers* (Net of $2,846 of Foreign Taxes Withheld)	$31,311
Dividends from Security of Affiliated Issuer (Note G)	788
Total Investment Income	32,099
Expenses:
Advisory Fees (Note B)	9,610
Sub Transfer Agency Fees — Class I	1,144
Sub Transfer Agency Fees — Class A	92
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	961
Professional Fees	190
Custodian Fees (Note F)	170
Shareholder Services Fees — Class A (Note D)	103
Distribution and Shareholder Services Fees — Class L (Note D)	29
Distribution and Shareholder Services Fees — Class C (Note D)	10
Registration Fees	77
Shareholder Reporting Fees	63
Transfer Agency Fees — Class I (Note E)	17
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	4
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	4
Directors' Fees and Expenses	21
Pricing Fees	4
Other Expenses	101
Total Expenses	12,615
Reimbursement of Class Specific Expenses — Class I (Note B)	(767)
Reimbursement of Class Specific Expenses — Class A (Note B)	(41)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(4)
Waiver of Advisory Fees (Note B)	(267)
Rebate from Morgan Stanley Affiliate (Note G)	(30)
Net Expenses	11,502
Net Investment Income	20,597
Realized Gain:
Investments Sold	288,014
Foreign Currency Transaction	437
Net Realized Gain	288,451
Change in Unrealized Appreciation (Depreciation):
Investments	(251,530)
Foreign Currency Translation	(453)
Net Change in Unrealized Appreciation (Depreciation)	(251,983)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	36,468
Net Increase in Net Assets Resulting from Operations	$57,065

*  Includes foreign tax reclaims for previously withheld taxes on dividends earned in certain European Union countries in the amount of approximately $2,276,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Equity Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$20,597	$21,603
Net Realized Gain	288,451	25,729
Net Change in Unrealized Appreciation (Depreciation)	(251,983)	164,765
Net Increase in Net Assets Resulting from Operations	57,065	212,097
Dividends and Distributions to Shareholders:
Class I	(161,214)	(46,352)
Class A	(10,455)	(1,036)
Class L	(1,069)	(134)
Class C	(275)	(37)
Class R6	(41,663)	(10,417)
Total Dividends and Distributions to Shareholders	(214,676)	(57,976)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	98,444	347,460
Distributions Reinvested	160,765	46,225
Redeemed	(761,118)	(145,138)
Class A:
Subscribed	747	1,776
Distributions Reinvested	10,142	1,009
Redeemed	(10,842)	(326,077)
Class L:
Distributions Reinvested	1,057	133
Redeemed	(953)	(287)
Class C:
Subscribed	50	90
Distributions Reinvested	275	37
Redeemed	(793)	(239)
Class R6:
Subscribed	9,368	25,604
Distributions Reinvested	40,504	9,991
Redeemed	(115,610)	(69,924)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(567,964)	(109,340)
Total Increase (Decrease) in Net Assets	(725,575)	44,781
Net Assets:
Beginning of Period	1,367,147	1,322,366
End of Period	$641,572	$1,367,147

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,126	25,814
Shares Issued on Distributions Reinvested	15,639	3,489
Shares Redeemed	(55,652)	(10,954)
Net Increase (Decrease) in Class I Shares Outstanding	(32,887)	18,349
Class A:
Shares Subscribed	54	135
Shares Issued on Distributions Reinvested	972	75
Shares Redeemed	(821)	(24,428)
Net Increase (Decrease) in Class A Shares Outstanding	205	(24,218)
Class L:
Shares Issued on Distributions Reinvested	106	10
Shares Redeemed	(91)	(22)
Net Increase (Decrease) in Class L Shares Outstanding	15	(12)
Class C:
Shares Subscribed	4	7
Shares Issued on Distributions Reinvested	28	3
Shares Redeemed	(77)	(19)
Net Decrease in Class C Shares Outstanding	(45)	(9)
Class R6:
Shares Subscribed	682	1,911
Shares Issued on Distributions Reinvested	3,948	755
Shares Redeemed	(8,650)	(5,170)
Net Decrease in Class R6 Shares Outstanding	(4,020)	(2,504)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.58		$12.14		$15.22		$16.20		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.22		0.23		0.29		0.18
Net Realized and Unrealized Gain (Loss)	0.24		1.82		(2.40)		0.34		1.50
Total from Investment Operations	0.48		2.04		(2.17)		0.63		1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.47)		(0.31)		(0.13)		(0.33)		(0.22)
Net Realized Gain	(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	(4.03)		(0.60)		(0.91)		(1.61)		(0.22)
Net Asset Value, End of Period	$10.03		$13.58		$12.14		$15.22		$16.20
Total Return(2)	2.81%		16.91	%(3)	(14.18)%		4.19%		11.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$466,727		$1,078,331		$741,596		$1,531,709		$1,658,464
Ratio of Expenses Before Expense Limitation	1.05%		1.02%		1.03%		1.01%		1.00%
Ratio of Expenses After Expense Limitation	0.95	%(4)	0.94	%(4)(5)	0.95	%(4)	0.95	%(4)	0.95	%(4)
Ratio of Net Investment Income	1.73	%(4)	1.63	%(4)(5)	1.76	%(4)	1.70	%(4)	1.28	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	49%		28%		36%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.62%

(6)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Equity Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.72		$12.08		$15.17		$16.15		$14.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.17		0.06		0.25		0.11
Net Realized and Unrealized Gain (Loss)	0.25		1.80		(2.25)		0.36		1.50
Total from Investment Operations	0.44		1.97		(2.19)		0.61		1.61
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.04)		(0.12)		(0.31)		(0.13)
Net Realized Gain	(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	(3.98)		(0.33)		(0.90)		(1.59)		(0.13)
Net Asset Value, End of Period	$10.18		$13.72		$12.08		$15.17		$16.15
Total Return(2)	2.50%		16.38	%(3)	(14.37)%		4.07%		11.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,343		$43,492		$330,721		$58,739		$60,346
Ratio of Expenses Before Expense Limitation	1.42%		1.38%		1.26%		1.07%		1.43%
Ratio of Expenses After Expense Limitation	1.30	%(4)	1.30	%(4)	1.23	%(4)	1.07	%(4)	1.30	%(4)
Ratio of Net Investment Income	1.37	%(4)	1.28	%(4)	0.50	%(4)	1.57	%(4)	0.80	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	49%		28%		36%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Equity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.30		$11.91		$14.93		$15.91		$14.50
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.10		0.10		0.14		0.06
Net Realized and Unrealized Gain (Loss)	0.24		1.77		(2.33)		0.35		1.45
Total from Investment Operations	0.36		1.87		(2.23)		0.49		1.51
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.19)		(0.01)		(0.19)		(0.10)
Net Realized Gain	(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	(3.92)		(0.48)		(0.79)		(1.47)		(0.10)
Net Asset Value, End of Period	$9.74		$13.30		$11.91		$14.93		$15.91
Total Return(2)	1.92%		15.80	%(3)	(14.86)%		3.34%		10.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,961		$3,843		$3,579		$5,394		$5,513
Ratio of Expenses Before Expense Limitation	1.88%		1.84%		1.85%		1.79%		1.83%
Ratio of Expenses After Expense Limitation	1.80	%(4)	1.79	%(4)(5)	1.80	%(4)	1.79	%(4)	1.80	%(4)
Ratio of Net Investment Income	0.87	%(4)	0.78	%(4)(5)	0.77	%(4)	0.88	%(4)	0.41	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	49%		28%		36%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.80%	0.77%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Equity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$12.98		$11.63		$14.63		$15.64		$14.26
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.07		0.06		0.09		0.02
Net Realized and Unrealized Gain (Loss)	0.24		1.73		(2.28)		0.34		1.43
Total from Investment Operations	0.32		1.80		(2.22)		0.43		1.45
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.16)		—		(0.16)		(0.07)
Net Realized Gain	(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	(3.88)		(0.45)		(0.78)		(1.44)		(0.07)
Net Asset Value, End of Period	$9.42		$12.98		$11.63		$14.63		$15.64
Total Return(2)	1.69%		15.56	%(3)	(15.12)%		3.02%		10.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$381		$1,109		$1,098		$929		$776
Ratio of Expenses Before Expense Limitation	2.30%		2.32%		2.28%		2.33%		2.41%
Ratio of Expenses After Expense Limitation	2.05	%(4)	2.04	%(4)(5)	2.05	%(4)	2.05	%(4)	2.05	%(4)
Ratio of Net Investment Income	0.62	%(4)	0.53	%(4)(5)	0.48	%(4)	0.58	%(4)	0.15	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	49%		28%		36%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.05%	0.52%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Equity Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.57		$12.13		$15.21		$16.19		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.22		0.22		0.30		0.18
Net Realized and Unrealized Gain (Loss)	0.23		1.82		(2.38)		0.33		1.50
Total from Investment Operations	0.48		2.04		(2.16)		0.63		1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.48)		(0.31)		(0.14)		(0.33)		(0.23)
Net Realized Gain	(3.56)		(0.29)		(0.78)		(1.28)		—
Total Distributions	(4.04)		(0.60)		(0.92)		(1.61)		(0.23)
Net Asset Value, End of Period	$10.01		$13.57		$12.13		$15.21		$16.19
Total Return(3)	2.81%		16.96	%(4)	(14.14)%		4.24%		11.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,160		$240,372		$245,372		$453,413		$468,152
Ratio of Expenses Before Expense Limitation	0.94%		0.93%		0.92%		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)	0.90	%(5)(6)	0.92	%(5)	0.91	%(5)	0.91	%(5)
Ratio of Net Investment Income	1.76	%(5)	1.67	%(5)(6)	1.67	%(5)	1.76	%(5)	1.31	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	49%		28%		36%		20%		20%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.91%	1.66%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$11,552	$—	$11,552
Air Freight & Logistics	—	12,917	—	12,917
Banks	—	38,988	—	38,988
Beverages	—	33,664	—	33,664
Capital Markets	—	30,543	—	30,543
Electrical Equipment	—	13,300	—	13,300
Electronic Equipment, Instruments & Components	—	42,928	—	42,928
Entertainment	—	12,375	—	12,375
Food Products	—	9,223	—	9,223
Hotels, Restaurants & Leisure	—	15,058	—	15,058
Household Durables	—	10,184	—	10,184
Household Products	—	7,595	—	7,595

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Information Technology Services	$—	$16,722	$—		$16,722
Insurance	—	36,131	—		36,131
Interactive Media & Services	—	26,683	—		26,683
Life Sciences Tools & Services	—	16,750	—		16,750
Machinery	—	33,281	—		33,281
Metals & Mining	9,490	12,029	—		21,519
Oil, Gas & Consumable Fuels	7,481	12,228	—		19,709
Personal Care Products	—	35,842	—		35,842
Pharmaceuticals	—	48,150	—		48,150
Professional Services	—	16,948	—		16,948
Semiconductors & Semiconductor Equipment	9,288	28,356	—		37,644
Software	13,482	39,441	—		52,923
Tech Hardware, Storage & Peripherals	—	7,618	—		7,618
Textiles, Apparel & Luxury Goods	—	25,981	—		25,981
Total Common Stocks	39,741	594,487	—		634,228
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	1,669	—	—		1,669
Total Assets	$41,410	$594,487	$—	†	$635,897	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $267,000 of advisory fees were waived and approximately $816,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $3,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $569,027,000 and $1,306,793,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$24,332	$316,198	$338,861	$788
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$1,669

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$31,118	$183,558	$40,051	$17,925

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,678	$79,627

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.0%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of International Equity Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of International Equity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year end December 31, 2024.

The Fund designated and paid approximately $183,558,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $28,082,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $2,794,000 and has derived net income from sources within foreign countries amounting to approximately $31,672,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

22

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIQBX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Brazil (5.2%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	799,591	$11,438
NU Holdings Ltd., Class A (a)	2,550,296	26,421
		37,859
Canada (4.4%)
Canadian Pacific Kansas City Ltd.	114,805	8,313
Shopify, Inc., Class A (a)	222,610	23,670
		31,983
China (13.1%)
Kweichow Moutai Co. Ltd., Class A	69,231	14,455
Meituan, Class B (a)(b)	1,488,720	28,946
PDD Holdings, Inc. ADR (a)	90,173	8,746
Tencent Holdings Ltd. (b)	212,100	11,320
Trip.com Group Ltd. ADR (a)	454,721	31,221
		94,688
Denmark (6.5%)
DSV AS	219,999	46,852
France (12.0%)
Hermes International SCA	13,084	31,393
L'Oreal SA	31,719	11,229
LVMH Moet Hennessy Louis Vuitton SE	22,587	14,858
Schneider Electric SE	117,544	29,263
		86,743
India (13.2%)
Axis Bank Ltd.	888,175	11,013
HDFC Bank Ltd.	1,302,140	26,928
ICICI Bank Ltd. ADR	1,018,040	30,399
Titan Co. Ltd.	363,331	13,774
Zomato Ltd. (a)	4,254,501	13,782
		95,896
Italy (3.3%)
Moncler SpA	457,094	24,130
Japan (5.8%)
Keyence Corp.	38,600	15,690
Sanrio Co. Ltd.	745,000	25,969
		41,659
Korea, Republic of (6.6%)
Coupang, Inc. (a)	1,407,673	30,941
KakaoBank Corp.	1,167,589	16,497
		47,438
Netherlands (4.2%)
Adyen NV (a)	7,155	10,633
ASML Holding NV	28,501	19,963
		30,596
Singapore (1.9%)
Grab Holdings Ltd., Class A (a)	2,990,363	14,114
Sweden (4.8%)
Spotify Technology SA (a)	77,701	34,762
	Shares	Value (000)
Switzerland (2.0%)
On Holding AG, Class A (a)	263,601	$14,437
Taiwan (4.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	913,000	29,673
United Kingdom (3.2%)
London Stock Exchange Group PLC	161,981	22,864
United States (8.1%)
Liberty Media Corp. — Liberty Formula One, Class C (a)	193,018	17,885
MercadoLibre, Inc. (a)	23,933	40,697
		58,582
Total Common Stocks (Cost $487,774)		712,276
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $12,161)	12,160,642	12,161
Total Investments (100.1%) (Cost $499,935) (c)(d)		724,437
Liabilities in Excess of Other Assets (–0.1%)		(984)
Net Assets (100.0%)		$723,453

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $430,670,000 and 59.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $515,877,000. The aggregate gross unrealized appreciation is approximately $268,513,000 and the aggregate gross unrealized depreciation is approximately $60,558,000, resulting in net unrealized appreciation of approximately $207,955,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.2%
Banks	15.3
Textiles, Apparel & Luxury Goods	13.6
Broadline Retail	11.1
Hotels, Restaurants & Leisure	10.2
Entertainment	7.3
Semiconductors & Semiconductor Equipment	6.8
Air Freight & Logistics	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $487,774)	$712,276
Investment in Security of Affiliated Issuer, at Value (Cost $12,161)	12,161
Total Investments in Securities, at Value (Cost $499,935)	724,437
Foreign Currency, at Value (Cost $9)	9
Cash	2
Receivable for Investments Sold	3,876
Tax Reclaim Receivable	408
Receivable for Fund Shares Sold	205
Dividends Receivable	103
Receivable from Affiliate	38
Other Assets	132
Total Assets	729,210
Liabilities:
Payable for Fund Shares Redeemed	1,666
Payable for Investments Purchased	1,591
Payable for Advisory Fees	1,492
Deferred Capital Gain Country Tax	564
Payable for Sub Transfer Agency Fees — Class I	74
Payable for Sub Transfer Agency Fees — Class A	18
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Custodian Fees	90
Payable for Shareholder Services Fees — Class A	37
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	16
Payable for Administration Fees	52
Payable for Professional Fees	17
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	127
Total Liabilities	5,757
Net Assets	$723,453
Net Assets Consist of:
Paid-in-Capital	$861,434
Total Accumulated Loss	(137,981)
Net Assets	$723,453

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$534,510
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,711,583
Net Asset Value, Offering and Redemption Price Per Share	$28.57
CLASS A:
Net Assets	$167,662
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,084,786
Net Asset Value, Redemption Price Per Share	$27.55
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.53
Maximum Offering Price Per Share	$29.08
CLASS L:
Net Assets	$203
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,950
Net Asset Value, Offering and Redemption Price Per Share	$25.60
CLASS C:
Net Assets	$17,885
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	714,111
Net Asset Value, Offering and Redemption Price Per Share	$25.05
CLASS R6:
Net Assets	$3,180
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	110,742
Net Asset Value, Offering and Redemption Price Per Share	$28.72
CLASS IR:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	442
Net Asset Value, Offering and Redemption Price Per Share	$28.72

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Opportunity Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers* (Net of $822 of Foreign Taxes Withheld)	$5,183
Dividends from Security of Affiliated Issuer (Note G)	564
Income from Securities Loaned — Net	74
Total Investment Income	5,821
Expenses:
Advisory Fees (Note B)	7,384
Sub Transfer Agency Fees — Class I	565
Sub Transfer Agency Fees — Class A	239
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	20
Administration Fees (Note C)	739
Shareholder Services Fees — Class A (Note D)	481
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	214
Professional Fees	237
Custodian Fees (Note F)	220
Registration Fees	99
Transfer Agency Fees — Class I (Note E)	47
Transfer Agency Fees — Class A (Note E)	10
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	5
Transfer Agency Fees — Class R6 (Note E)	13
Transfer Agency Fees — Class IR (Note E)	2
Shareholder Reporting Fees	76
Directors' Fees and Expenses	17
Interest Expenses	11
Pricing Fees	2
Other Expenses	71
Total Expenses	10,455
Reimbursement of Class Specific Expenses — Class I (Note B)	(253)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(13)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Waiver of Advisory Fees (Note B)	(163)
Rebate from Morgan Stanley Affiliate (Note G)	(22)
Net Expenses	10,000
Net Investment Loss	(4,179)
Realized Gain (Loss):
Investments Sold (Net of $1,017 of Capital Gain Country Tax)	188,393
Foreign Currency Transaction	(481)
Net Realized Gain	187,912
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,398)	(4,821)
Foreign Currency Translation	(32)
Net Change in Unrealized Appreciation (Depreciation)	(4,853)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	183,059
Net Increase in Net Assets Resulting from Operations	$178,880

*  Includes foreign tax reclaims for previously withheld taxes on dividends earned in certain European Union countries in the amount of approximately $179,000.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(4,179)	$(3,508)
Net Realized Gain (Loss)	187,912	(93,646)
Net Change in Unrealized Appreciation (Depreciation)	(4,853)	326,112
Net Increase in Net Assets Resulting from Operations	178,880	228,958
Dividends and Distributions to Shareholders:
Class I	(851)	—
Class R6	(7)	—
Class IR	(— @)	—
Total Dividends and Distributions to Shareholders	(858)	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	75,619	159,442
Distributions Reinvested	830	—
Redeemed	(331,767)	(278,543)
Class A:
Subscribed	25,246	27,984
Redeemed	(96,570)	(85,941)
Class L:
Redeemed	(32)	—
Class C:
Subscribed	464	829
Redeemed	(11,145)	(10,009)
Class R6:
Subscribed	1,218	8,578
Distributions Reinvested	7	—
Redeemed	(33,774)	(132,028)
Class IR:
Distributions Reinvested	— @	—
Redeemed	(161,578)	(14,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(531,482)	(323,688)
Redemption Fees	5	14
Total Decrease in Net Assets	(353,455)	(94,716)
Net Assets:
Beginning of Period	1,076,908	1,171,624
End of Period	$723,453	$1,076,908

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,856	7,063
Shares Issued on Distributions Reinvested	28	—
Shares Redeemed	(12,650)	(12,350)
Net Decrease in Class I Shares Outstanding	(9,766)	(5,287)
Class A:
Shares Subscribed	989	1,264
Shares Redeemed	(3,737)	(3,916)
Net Decrease in Class A Shares Outstanding	(2,748)	(2,652)
Class L:
Shares Redeemed	(2)	—
Class C:
Shares Subscribed	19	41
Shares Redeemed	(478)	(493)
Net Decrease in Class C Shares Outstanding	(459)	(452)
Class R6:
Shares Subscribed	48	378
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(1,355)	(5,678)
Net Decrease in Class R6 Shares Outstanding	(1,307)	(5,300)
Class IR:
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(5,400)	(624)
Net Decrease in Class IR Shares Outstanding	(5,400)	(624)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.98		$19.80		$38.44		$41.46		$26.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.05)		(0.10)		(0.30)		(0.22)
Net Realized and Unrealized Gain (Loss)	4.73		4.23		(16.71)		(1.90)		15.05
Total from Investment Operations	4.63		4.18		(16.81)		(2.20)		14.83
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		—		—		—		—
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Total Distributions	(0.04)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$28.57		$23.98		$19.80		$38.44		$41.46
Total Return(4)	19.32%		21.11	%(5)	(43.76)%		(5.24)%		55.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$534,510		$682,842		$668,597		$3,229,961		$3,152,320
Ratio of Expenses Before Expense Limitation	1.06%		0.94%		1.11%		0.99%		0.98%
Ratio of Expenses After Expense Limitation	1.00	%(6)	0.91	%(6)(7)	1.00	%(6)	0.99	%(6)	0.97	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(6)	N/A		1.00	%(6)	0.99	%(6)	N/A
Ratio of Net Investment Loss	(0.37	)%(6)	(0.21	)%(6)(7)	(0.39	)%(6)	(0.70	)%(6)	(0.70	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$23.17		$19.19		$37.49		$40.57		$26.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.12)		(0.19)		(0.41)		(0.30)
Net Realized and Unrealized Gain (Loss)	4.56		4.10		(16.28)		(1.85)		14.74
Total from Investment Operations	4.38		3.98		(16.47)		(2.26)		14.44
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$27.55		$23.17		$19.19		$37.49		$40.57
Total Return(4)	18.90%		20.74	%(5)	(43.96)%		(5.50)%		55.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$167,662		$204,639		$220,442		$638,203		$683,897
Ratio of Expenses Before Expense Limitation	1.34%		1.26%		1.35%		1.28%		1.26%
Ratio of Expenses After Expense Limitation	1.32	%(6)	1.23	%(6)(7)	1.35	%(6)	1.28	%(6)	1.25	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(6)	N/A		1.35	%(6)	1.28	%(6)	N/A
Ratio of Net Investment Loss	(0.69	)%(6)	(0.53	)%(6)(7)	(0.78	)%(6)	(0.99	)%(6)	(0.96	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.56)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.64		$18.04		$35.60		$38.79		$25.23
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.29)		(0.23)		(0.29)		(0.62)		(0.44)
Net Realized and Unrealized Gain (Loss)	4.25		3.83		(15.44)		(1.75)		14.10
Total from Investment Operations	3.96		3.60		(15.73)		(2.37)		13.66
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$25.60		$21.64		$18.04		$35.60		$38.79
Total Return(4)	18.30%		20.02	%(5)	(44.24)%		(6.04)%		54.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$203		$205		$171		$448		$533
Ratio of Expenses Before Expense Limitation	3.02%		3.03%		2.62%		2.15%		2.14%
Ratio of Expenses After Expense Limitation	1.85	%(6)	1.82	%(6)(7)	1.85	%(6)	1.85	%(6)	1.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(6)	N/A		1.85	%(6)	1.85	%(6)	N/A
Ratio of Net Investment Loss	(1.22	)%(6)	(1.10	)%(6)(7)	(1.25	)%(6)	(1.56	)%(6)	(1.54	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.13)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.21		$17.71		$35.08		$38.29		$24.94
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.33)		(0.25)		(0.34)		(0.66)		(0.48)
Net Realized and Unrealized Gain (Loss)	4.17		3.75		(15.20)		(1.73)		13.93
Total from Investment Operations	3.84		3.50		(15.54)		(2.39)		13.45
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$25.05		$21.21		$17.71		$35.08		$38.29
Total Return(4)	18.06%		19.83	%(5)	(44.36)%		(6.17)%		53.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,885		$24,887		$28,775		$91,503		$90,845
Ratio of Expenses Before Expense Limitation	2.07%		1.99%		2.07%		1.98%		1.98%
Ratio of Expenses After Expense Limitation	2.06	%(6)	1.97	%(6)(7)	2.06	%(6)	1.98	%(6)	1.97	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.06	%(6)	N/A		2.06	%(6)	1.98	%(6)	N/A
Ratio of Net Investment Loss	(1.43	)%(6)	(1.26	)%(6)(7)	(1.47	)%(6)	(1.69	)%(6)	(1.68	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(1.28)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$24.10		$19.90		$38.58		$41.56		$26.77
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.05)		(0.09)		(0.25)		(0.18)
Net Realized and Unrealized Gain (Loss)	4.75		4.25		(16.76)		(1.91)		15.07
Total from Investment Operations	4.67		4.20		(16.85)		(2.16)		14.89
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		—		—		—		—
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Total Distributions	(0.06)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.01		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$28.72		$24.10		$19.90		$38.58		$41.56
Total Return(5)	19.42%		21.11	%(6)	(43.70)%		(5.13)%		55.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,180		$34,160		$133,702		$131,721		$101,008
Ratio of Expenses Before Expense Limitation	1.11%		0.96%		0.94%		0.90%		0.90%
Ratio of Expenses After Expense Limitation	0.94	%(7)	0.92	%(7)(8)	0.92	%(7)	0.88	%(7)	0.88	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(7)	N/A		0.92	%(7)	0.88	%(7)	N/A
Ratio of Net Investment Loss	(0.30	)%(7)	(0.22	)%(7)(8)	(0.35	)%(7)	(0.59	)%(7)	(0.59	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$24.11		$19.91		$38.60		$41.58		$26.78
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.05)		(0.09)		(0.25)		(0.19)
Net Realized and Unrealized Gain (Loss)	4.75		4.25		(16.77)		(1.91)		15.09
Total from Investment Operations	4.67		4.20		(16.86)		(2.16)		14.90
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		—		—		—		—
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)
Total Distributions	(0.06)		—		(1.83)		(0.82)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$28.72		$24.11		$19.91		$38.60		$41.58
Total Return(4)	19.37%		21.09	%(5)	(43.70)%		(5.13)%		55.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$130,175		$119,937		$141,615		$149,281
Ratio of Expenses Before Expense Limitation	0.95%		0.94%		0.92%		0.88%		0.89%
Ratio of Expenses After Expense Limitation	0.94	%(6)	0.91	%(6)(7)	0.92	%(6)	0.88	%(6)	0.88	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(6)	N/A		0.92	%(6)	0.88	%(6)	N/A
Ratio of Net Investment Loss	(0.30	)%(6)	(0.21	)%(6)(7)	(0.36	)%(6)	(0.59	)%(6)	(0.60	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	28%		20%		18%		36%		25%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs").The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$46,852	$—	$46,852
Banks	56,820	54,438	—	111,258
Beverages	—	14,455	—	14,455
Broadline Retail	80,384	—	—	80,384
Capital Markets	—	22,864	—	22,864
Electrical Equipment	—	29,263	—	29,263
Electronic Equipment, Instruments & Components	—	15,690	—	15,690
Entertainment	52,647	—	—	52,647
Financial Services	—	10,633	—	10,633
Ground Transportation	22,427	—	—	22,427
Hotels, Restaurants & Leisure	31,221	42,728	—	73,949
Information Technology Services	23,670	—	—	23,670
Interactive Media & Services	—	11,320	—	11,320
Personal Care Products	—	11,229	—	11,229
Semiconductors & Semiconductor Equipment	—	49,636	—	49,636
Specialty Retail	—	25,969	—	25,969
Textiles, Apparel & Luxury Goods	14,437	84,155	—	98,592
Water Utilities	—	11,438	—	11,438
Total Common Stocks	281,606	430,670	—	712,276
Short-Term Investment
Investment Company	12,161	—	—	12,161
Total Assets	$293,767	$430,670	$—	$724,437

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2024, the Fund did not have any outstanding securities on loan.

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $163,000 of advisory fees were waived and approximately $270,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency

Fees" in the Consolidated Statement of Operations, amounted to approximately $7,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $256,434,000 and $794,259,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $22,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$16,307	$307,576	$311,722	$564
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$12,161

During the year ended December 31, 2024, the Fund incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$858	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$10,633	$(10,633)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $153,543,000 and $192,308,000, respectively, that do not have an expiration date.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $164,447,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines.

The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of International Opportunity Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of International Opportunity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $4,939,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $1,809,000 and has derived net income from sources within foreign countries amounting to approximately $6,622,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

24

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIOPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

International Resilience Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Australia (1.6%)
Aristocrat Leisure Ltd.	722	$31
Canada (2.4%)
Constellation Software, Inc.	15	46
Denmark (1.8%)
DSV AS	166	35
Finland (2.5%)
Kone OYJ, Class B	971	47
France (19.8%)
Capgemini SE	335	55
Dassault Systemes SE	1,288	45
Legrand SA	504	49
L'Oreal SA	208	74
LVMH Moet Hennessy Louis Vuitton SE	71	47
Pernod Ricard SA	357	40
Safran SA	192	42
Sanofi SA	230	22
		374
Germany (15.5%)
Deutsche Boerse AG	252	58
Infineon Technologies AG	900	29
Merck KGaA	223	33
QIAGEN NV (a)	1,298	58
SAP SE	467	115
		293
Hong Kong (2.4%)
AIA Group Ltd.	6,400	46
Italy (3.3%)
Davide Campari-Milano NV	6,123	38
Moncler SpA	472	25
		63
Japan (2.2%)
Keyence Corp.	100	41
Netherlands (5.4%)
ASML Holding NV	79	55
Universal Music Group NV	1,869	48
		103
Sweden (4.4%)
Epiroc AB, Class A	1,546	27
Hexagon AB, Class B	5,887	56
		83
Switzerland (0.9%)
Alcon AG	197	17
Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	199	39
United Kingdom (18.9%)
AstraZeneca PLC	344	45
Experian PLC	997	43
Haleon PLC	13,007	61
Halma PLC	1,959	66
	Shares	Value (000)
London Stock Exchange Group PLC	347	$49
RELX PLC (LSE)	1,008	45
Rightmove PLC	5,958	48
		357
United States (10.4%)
Aon PLC, Class A	115	41
Procter & Gamble Co.	290	49
Thermo Fisher Scientific, Inc.	73	38
Visa, Inc., Class A	214	68
		196
Total Common Stocks (Cost $1,598)		1,771
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	31	—
	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $23)	23,181	23
Total Investments (94.8%) (Cost $1,621) (c)(d)		1,794
Other Assets in Excess of Liabilities (5.2%)		98
Net Assets (100.0%)		$1,892

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  The approximate fair value and percentage of net assets, $1,490,000 and 78.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $1,634,000. The aggregate gross unrealized appreciation is approximately $261,000 and the aggregate gross unrealized depreciation is approximately $102,000, resulting in net unrealized appreciation of approximately $159,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

International Resilience Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.1%
Software	11.5
Electronic Equipment, Instruments & Components	9.0
Personal Care Products	7.5
Semiconductors & Semiconductor Equipment	6.9
Capital Markets	6.0
Pharmaceuticals	5.6
Life Sciences Tools & Services	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Resilience Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,598)	$1,771
Investment in Security of Affiliated Issuer, at Value (Cost $23)	23
Total Investments in Securities, at Value (Cost $1,621)	1,794
Foreign Currency, at Value (Cost $4)	4
Due from Adviser	90
Receivable for Investments Sold	4
Tax Reclaim Receivable	—	@
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	34
Total Assets	1,926
Liabilities:
Payable for Professional Fees	13
Payable for Custodian Fees	12
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	34
Net Assets	$1,892
Net Assets Consist of:
Paid-in-Capital	$1,716
Total Distributable Earnings	176
Net Assets	$1,892
CLASS I:
Net Assets	$1,699
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	152,408
Net Asset Value, Offering and Redemption Price Per Share	$11.14
CLASS A:
Net Assets	$77
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,907
Net Asset Value, Redemption Price Per Share	$11.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.73
CLASS C:
Net Assets	$57
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,223
Net Asset Value, Offering and Redemption Price Per Share	$10.99
CLASS R6:
Net Assets	$59
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,297
Net Asset Value, Offering and Redemption Price Per Share	$11.15

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Resilience Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$26
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	27
Expenses:
Professional Fees	151
Registration Fees	55
Custodian Fees (Note F)	30
Shareholder Reporting Fees	18
Advisory Fees (Note B)	13
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Pricing Fees	4
Directors' Fees and Expenses	2
Administration Fees (Note C)	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	19
Total Expenses	302
Expenses Reimbursed by Adviser (Note B)	(266)
Waiver of Advisory Fees (Note B)	(13)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	16
Net Investment Income	11
Realized Gain:
Investments Sold	86
Foreign Currency Transaction	(1)
Net Realized Gain	85
Change in Unrealized Appreciation (Depreciation):
Investments	(32)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(32)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	53
Net Increase in Net Assets Resulting from Operations	$64

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

International Resilience Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11	$14
Net Realized Gain (Loss)	85	(3)
Net Change in Unrealized Appreciation (Depreciation)	(32)	230
Net Increase in Net Assets Resulting from Operations	64	241
Dividends and Distributions to Shareholders:
Class I	(61)	(31)
Class A	(3)	(1)
Class C	(2)	(1)
Class R6	(2)	(1)
Total Dividends and Distributions to Shareholders	(68)	(34)
Capital Share Transactions:(1)
Class I:
Subscribed	106	1
Distributions Reinvested	61	31
Redeemed	(2)	—
Class A:
Subscribed	18	—
Distributions Reinvested	3	1
Class C:
Distributions Reinvested	2	1
Class R6:
Distributions Reinvested	2	1
Net Increase in Net Assets Resulting from Capital Share Transactions	190	35
Total Increase in Net Assets	186	242
Net Assets:
Beginning of Period	1,706	1,464
End of Period	$1,892	$1,706
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9	— @
Shares Issued on Distributions Reinvested	5	3
Shares Redeemed	(— @)	—
Net Increase in Class I Shares Outstanding	14	3
Class A:
Shares Subscribed	2	—
Shares Issued on Distributions Reinvested	— @	— @
Net Increase in Class A Shares Outstanding	2	— @
Class C:
Shares Issued on Distributions Reinvested	— @	— @
Class R6:
Shares Issued on Distributions Reinvested	— @	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Resilience Portfolio

	Class I
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.35		1.51		(0.24)
Total from Investment Operations	0.42		1.61		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.08)		—
Net Realized Gain	(0.35)		(0.15)		—
Total Distributions	(0.42)		(0.23)		—
Net Asset Value, End of Period	$11.14		$11.14		$9.76
Total Return(4)	3.65%		16.54	%(5)	(2.40	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,699		$1,536		$1,317
Ratio of Expenses Before Expense Limitation	15.98%		19.42%		25.45	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(8)	0.73	%(8)(9)	0.84	%(7)(8)
Ratio of Net Investment Income	0.64	%(8)	0.91	%(8)(9)	0.01	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	48%		25%		7	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 16.44%.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.79%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Resilience Portfolio

	Class A
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.12		$9.75		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		0.06		(0.01)
Net Realized and Unrealized Gain (Loss)	0.35		1.51		(0.24)
Total from Investment Operations	0.38		1.57		(0.25)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.05)		—
Net Realized Gain	(0.35)		(0.15)		—
Total Distributions	(0.39)		(0.20)		—
Net Asset Value, End of Period	$11.11		$11.12		$9.75
Total Return(3)	3.30%		16.06	%(4)	(2.50	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$77		$57		$49
Ratio of Expenses Before Expense Limitation	19.68%		23.60%		30.17	%(6)
Ratio of Expenses After Expense Limitation	1.20	%(7)	1.08	%(7)(8)	1.20	%(6)(7)
Ratio of Net Investment Income (Loss)	0.28	%(7)	0.55	%(7)(8)	(0.35	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	48%		25%		7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.10% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 15.96%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.20%	0.43%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Resilience Portfolio

	Class C
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.05		$9.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss)	0.34		1.51		(0.25)
Total from Investment Operations	0.29		1.49		(0.29)
Distributions from and/or in Excess of:
Net Realized Gain	(0.35)		(0.15)		—
Net Asset Value, End of Period	$10.99		$11.05		$9.71
Total Return(3)	2.52%		15.33	%(4)	(2.90	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57		$56		$49
Ratio of Expenses Before Expense Limitation	20.59%		24.37%		30.92	%(6)
Ratio of Expenses After Expense Limitation	1.95	%(7)	1.83	%(7)(8)	1.95	%(6)(7)
Ratio of Net Investment Loss	(0.46	)%(7)	(0.19	)%(7)(8)	(1.10	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	48%		25%		7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.10% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 15.23%.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.31)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

International Resilience Portfolio

	Class R6
	Year Ended December 31,				Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.36		1.52		(0.24)
Total from Investment Operations	0.44		1.62		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.09)		—
Net Realized Gain	(0.35)		(0.15)		—
Total Distributions	(0.43)		(0.24)		—
Net Asset Value, End of Period	$11.15		$11.14		$9.76
Total Return(4)	3.79%		16.60	%(5)	(2.40	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$57		$49
Ratio of Expenses Before Expense Limitation	19.30%		23.18%		29.95	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(8)	0.68	%(8)(9)	0.80	%(7)(8)
Ratio of Net Investment Income	0.69	%(8)	0.96	%(8)(9)	0.05	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	48%		25%		7	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.11% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 16.49%.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.84%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the International Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$42	$—	$42
Air Freight & Logistics	—	35	—	35
Beverages	—	78	—	78
Capital Markets	—	107	—	107
Electrical Equipment	—	49	—	49
Electronic Equipment, Instruments & Components	—	163	—	163
Entertainment	—	48	—	48
Financial Services	68	—	—	68
Health Care Equipment & Supplies	—	17	—	17
Hotels, Restaurants & Leisure	—	31	—	31
Household Products	49	—	—	49
Information Technology Services	—	55	—	55
Insurance	41	46	—	87
Interactive Media & Services	—	48	—	48
Life Sciences Tools & Services	38	58	—	96
Machinery	—	74	—	74
Personal Care Products	—	135	—	135
Pharmaceuticals	—	100	—	100
Professional Services	—	88	—	88
Semiconductors & Semiconductor Equipment	39	84	—	123

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Software	$46	$160	$—		$206
Textiles, Apparel & Luxury Goods	—	72	—		72
Total Common Stocks	281	1,490	—		1,771
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	23	—	—		23
Total Assets	$304	$1,490	$—	†	$1,794	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments.

The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $13,000 of advisory fees were waived and approximately $273,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $988,000 and $847,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$22	$690	$689	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$23

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$17	$51	$27	$7

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassification among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Value is less than $500.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3	$14

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of International Resilience Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of International Resilience Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from July 29, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from July 29, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 8.07% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $51,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $28,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

19

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSDFX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (22.5%)
Australia (1.7%)
Ampol Ltd.	49	$1
BHP Group Ltd.	1,619	40
BlueScope Steel Ltd.	142	2
Capricorn Metals Ltd. (a)	587	2
Emerald Resources NL (a)	947	2
Evolution Mining Ltd.	3,063	9
Fortescue Ltd.	541	6
Genesis Minerals Ltd. (a)	1,789	3
Gold Road Resources Ltd.	1,772	2
James Hardie Industries PLC (a)	141	4
Mineral Resources Ltd.	56	1
Northern Star Resources Ltd.	1,952	19
Orica Ltd.	154	2
Perseus Mining Ltd.	2,157	3
Pilbara Minerals Ltd. (a)	912	1
Ramelius Resources Ltd.	1,810	2
Regis Resources Ltd. (a)	1,156	2
Rio Tinto Ltd.	118	9
Santos Ltd.	676	3
South32 Ltd.	1,447	3
Vault Minerals Ltd. (a)	10,242	2
West African Resources Ltd. (a)	1,621	1
Westgold Resources Ltd.	718	1
Woodside Energy Group Ltd.	396	6
		126
Austria (0.0%)‡
OMV AG	32	1
Voestalpine AG	39	1
		2
Belgium (0.0%)‡
Syensqo SA	23	1
Umicore SA	71	1
		2
Canada (4.7%)
Agnico Eagle Mines Ltd. (NYSE)	489	38
Agnico Eagle Mines Ltd. (TSX)	159	12
Alamos Gold, Inc., Class A	608	11
ARC Resources Ltd.	123	2
Aya Gold & Silver, Inc. (a)	184	1
B2Gold Corp.	1,945	5
Barrick Gold Corp. (NYSE)	1,791	28
Barrick Gold Corp. (LSE) (TSX)	562	9
Calibre Mining Corp. (a)	1,115	2
Cameco Corp.	89	5
Canadian Natural Resources Ltd.	440	14
CCL Industries, Inc., Class B	48	2
Cenovus Energy, Inc.	291	4
Centerra Gold, Inc.	323	2
Dundee Precious Metals, Inc.	281	3
	Shares	Value (000)
Eldorado Gold Corp. (a)	308	$5
Enbridge, Inc.	442	19
Equinox Gold Corp. (a)	486	2
First Majestic Silver Corp.	432	2
First Quantum Minerals Ltd. (a)	226	3
Fortuna Mining Corp. (a)	461	2
Franco-Nevada Corp. (NYSE)	189	22
Franco-Nevada Corp. (TSX)	61	7
IAMGOLD Corp. (a)	749	4
Imperial Oil Ltd.	38	2
Ivanhoe Mines Ltd., Class A (a)(b)	203	2
K92 Mining, Inc. (a)	359	2
Keyera Corp.	48	1
Kinross Gold Corp. (NYSE)	1,855	17
Kinross Gold Corp. (TSX)	392	4
Lundin Mining Corp. (b)	210	2
MAG Silver Corp. (a)	155	2
MEG Energy Corp.	57	1
New Gold, Inc. (a)	1,043	3
Nutrien Ltd.	158	7
OceanaGold Corp.	1,055	3
Osisko Gold Royalties Ltd.	281	5
Pan American Silver Corp. (NYSE) (b)	117	2
Pan American Silver Corp. (TSX)	547	11
Parkland Corp.	31	1
Pembina Pipeline Corp.	120	4
Sandstorm Gold Ltd.	449	3
SilverCrest Metals, Inc. (a)	222	2
South Bow Corp. (b)	43	1
SSR Mining, Inc. (a)	306	2
Suncor Energy, Inc.	266	10
TC Energy Corp. (b)	216	10
Teck Resources Ltd., Class B	148	6
Torex Gold Resources, Inc. (a)	132	3
Tourmaline Oil Corp. (b)	70	3
Wesdome Gold Mines Ltd. (a)	228	2
West Fraser Timber Co. Ltd.	18	2
Wheaton Precious Metals Corp. (NYSE)	446	25
Wheaton Precious Metals Corp. (TSX)	145	8
		350
China (0.3%)
Zhaojin Mining Industry Co. Ltd., H Shares (c)	4,383	6
Zijin Mining Group Co. Ltd., H Shares (c)	8,084	15
		21
Denmark (0.1%)
Novozymes AS Series B	119	7
Finland (0.1%)
Neste OYJ	89	1
Stora Enso OYJ, Class R	187	2
UPM-Kymmene OYJ	171	5
		8

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
France (0.8%)
Air Liquide SA	184	$30
ArcelorMittal SA	163	4
Arkema SA	19	1
TotalEnergies SE	453	25
		60
Germany (0.4%)
BASF SE	285	13
Covestro AG (a)	61	4
Evonik Industries AG	75	1
Heidelberg Materials AG	41	5
Symrise AG	42	4
		27
Ireland (0.3%)
CRH PLC	223	21
Israel (0.0%)‡
ICL Group Ltd.	244	1
Italy (0.1%)
Eni SpA	458	6
Tenaris SA	99	2
		8
Japan (0.7%)
Asahi Kasei Corp.	401	3
ENEOS Holdings, Inc.	599	3
Idemitsu Kosan Co. Ltd.	202	1
Inpex Corp. (b)	203	3
JFE Holdings, Inc.	184	2
Mitsubishi Chemical Group Corp.	410	2
Mitsui Chemicals, Inc.	54	1
Nippon Paint Holdings Co. Ltd.	303	2
Nippon Sanso Holdings Corp.	56	2
Nippon Steel Corp.	273	5
Nissan Chemical Corp.	39	1
Nitto Denko Corp.	230	4
Shin-Etsu Chemical Co. Ltd.	576	19
Sumitomo Metal Mining Co. Ltd.	79	2
Toray Industries, Inc.	443	3
		53
Netherlands (0.1%)
Akzo Nobel NV	54	3
DSM-Firmenich AG	59	6
OCI NV	36	1
		10
Norway (0.1%)
Aker BP ASA	66	1
Equinor ASA	188	5
Norsk Hydro ASA	424	2
Yara International ASA	54	1
		9
	Shares	Value (000)
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	381	$4
Portugal (0.0%)‡
Galp Energia SGPS SA	97	2
South Africa (0.3%)
DRDGOLD Ltd. ADR	134	1
Gold Fields Ltd. ADR	1,110	15
Harmony Gold Mining Co. Ltd. ADR	949	8
		24
Spain (0.1%)
Repsol SA	254	3
Sweden (0.1%)
Boliden AB	87	2
Holmen AB, Class B	24	1
Svenska Cellulosa AB SCA, Class B	194	3
		6
Switzerland (0.6%)
Clariant AG (Registered) (a)	74	1
EMS-Chemie Holding AG (Registered)	2	1
Givaudan SA (Registered)	3	13
Holcim AG (a)	167	16
SIG Group AG (a)	97	2
Sika AG (Registered) (a)	49	12
		45
United Kingdom (1.9%)
Anglo American PLC	406	12
Anglogold Ashanti PLC (LSE)	176	4
Anglogold Ashanti PLC (NYSE)	644	15
Antofagasta PLC	126	2
BP PLC	3,571	18
Croda International PLC	42	2
Endeavour Mining PLC (LSE)	58	1
Endeavour Mining PLC (TSX)	375	7
Glencore PLC (a)	3,309	15
Mondi PLC	141	2
Rio Tinto PLC	359	21
Shell PLC	1,356	42
		141
United States (10.0%)
Air Products & Chemicals, Inc.	71	21
Albemarle Corp.	38	3
Amcor PLC	462	4
APA Corp.	77	2
Avery Dennison Corp.	25	5
Baker Hughes Co.	209	9
Ball Corp.	101	6
Celanese Corp.	33	2
CF Industries Holdings, Inc.	61	5
Cheniere Energy, Inc.	49	11
Chevron Corp.	372	54

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont'd)
Cleveland-Cliffs, Inc. (a)	162	$2
Coeur Mining, Inc. (a)	585	3
ConocoPhillips	278	28
Corteva, Inc.	225	13
Coterra Energy, Inc.	158	4
Crown Holdings, Inc.	39	3
Devon Energy Corp.	133	4
Diamondback Energy, Inc.	35	6
Dow, Inc.	224	9
DuPont de Nemours, Inc.	138	10
Eastman Chemical Co.	38	3
Ecolab, Inc.	83	19
EOG Resources, Inc.	122	15
EQT Corp.	81	4
Expand Energy Corp.	23	2
Exxon Mobil Corp.	944	101
FMC Corp.	39	2
Freeport-McMoRan, Inc.	458	17
Halliburton Co.	186	5
Hecla Mining Co.	950	5
Hess Corp.	57	8
HF Sinclair Corp.	33	1
International Flavors & Fragrances, Inc.	82	7
International Paper Co.	105	6
Kinder Morgan, Inc.	417	11
Linde PLC	155	65
LyondellBasell Industries NV, Class A	84	6
Marathon Petroleum Corp.	79	11
Martin Marietta Materials, Inc.	20	10
Mosaic Co.	105	3
Newmont Corp. (TSX)	1,498	56
Nucor Corp.	78	9
Occidental Petroleum Corp.	137	7
ONEOK, Inc.	121	12
Ovintiv, Inc.	53	2
Packaging Corp. of America	28	6
Phillips 66	91	10
PPG Industries, Inc.	75	9
Reliance, Inc.	19	5
Royal Gold, Inc.	99	13
RPM International, Inc.	41	5
Schlumberger NV	297	11
Sherwin-Williams Co.	78	26
Smurfit WestRock PLC	165	9
Steel Dynamics, Inc.	50	6
Targa Resources Corp.	44	8
Texas Pacific Land Corp.	4	4
Valero Energy Corp.	71	9
Vulcan Materials Co.	42	11
Westlake Corp.	12	1
Williams Cos., Inc.	253	14
		738
Total Common Stocks (Cost $1,675)		1,668
	Face Amount (000)	Value (000)
U.S. Treasury Security (54.3%)
United States (54.3%)
U.S. Treasury Inflation-Indexed Notes, 1.88%, 7/15/34 (Cost $4,270)	$4,156	$4,028
	Shares
Short-Term Investments (25.1%)
Investment Company (25.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class 4.35% (See Note G) (Cost $1,851)	1,850,569	1,851
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class 4.29% (See Note G)	5,813	6
	Face Amount (000)
Repurchase Agreement (0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $1; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $1)	$1	1
Total Securities held as Collateral on Loaned Securities (Cost $7)		7
Total Short-Term Investments (Cost $1,858)		1,858
Total Investments (101.9%) (Cost $7,803) Including $23 of Securities Loaned (d)(e)(f)		7,554
Liabilities in Excess of Other Assets (–1.9%)		(139)
Net Assets (100.0%)		$7,415

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contract and swap agreement.

(e)  The approximate fair value and percentage of net assets, $526,000 and 7.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $7,913,000. The aggregate gross unrealized appreciation is approximately $129,000 and the aggregate gross unrealized depreciation is approximately $700,000, resulting in net unrealized depreciation of approximately $571,000.

NYSE  New York Stock Exchange.

TSX  Toronto Stock Exchange.

LSE  London Stock Exchange.

ADR  American Depositary Receipt.
The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2024:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10			$13		3/13/25		$—	@
Citibank NA	GBP	12			$16		3/13/25		—	@
Goldman Sachs International		$—	@	CHF	—	@	3/13/25		(—	@)
Goldman Sachs International		$15		EUR	15		3/13/25		(—	@)
Goldman Sachs International		$1		SEK	10		3/13/25		(—	@)
JPMorgan Chase Bank NA	GBP	1			$1		3/13/25		—	@
JPMorgan Chase Bank NA		$—	@	CHF	—	@	3/13/25		(—	@)
JPMorgan Chase Bank NA		$9		JPY	1,361		3/13/25		(—	@)
								$	(—	@)

Futures Contract:

The Fund had the following futures contract open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
COMEX Gold 100 OZ (United States)	6	Feb-25	$1	$1,585	$(57)

Total Return Swap Agreement:

The Fund had the following total return swap agreement open at December 31, 2024:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/16/25	$403	$(29)	$—	$(29)

@    Value is less than $500.

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

SEK  —  Swedish Krona

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Security	53.4%
Short-Term Investments	24.5
Metals & Mining	8.4
Oil, Gas & Consumable Fuels	6.9
Other**	6.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open futures contract with a value of approximately $1,585,000 and unrealized depreciation of approximately $57,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500. Also does not include an open swap agreement with unrealized depreciation of approximately $29,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $5,946)	$5,697
Investment in Security of Affiliated Issuer, at Value (Cost $1,857)	1,857
Total Investments in Securities, at Value (Cost $7,803)	7,554
Foreign Currency, at Value (Cost $17)	17
Cash from Securities Lending	1
Receivable for Variation Margin on Futures Contracts	157
Due from Adviser	80
Interest Receivable	36
Receivable from Affiliate	9
Receivable for Investments Sold	4
Tax Reclaim Receivable	2
Dividends Receivable	1
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—	@
Receivable from Securities Lending Income	—	@
Receivable for Fund Shares Sold	—	@
Due from Broker	—	@
Other Assets	37
Total Assets	7,898
Liabilities:
Payable for Fund Shares Redeemed	307
Unrealized Depreciation on Swap Agreements	29
Payable to Bank	22
Payable for Professional Fees	21
Payable for Custodian Fees	17
Collateral on Securities Loaned, at Value	8
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Deferred Capital Gain Country Tax	2
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	72
Total Liabilities	483
Net Assets	$7,415
Net Assets Consist of:
Paid-in-Capital	$8,288
Total Accumulated Loss	(873)
Net Assets	$7,415

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$1,809
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	185,206
Net Asset Value, Offering and Redemption Price Per Share	$9.77
CLASS A:
Net Assets	$3,457
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	354,635
Net Asset Value, Redemption Price Per Share	$9.75
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$10.29
CLASS C:
Net Assets	$2,139
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	221,281
Net Asset Value, Offering and Redemption Price Per Share	$9.67
CLASS R6:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	995
Net Asset Value, Offering and Redemption Price Per Share	$9.73
(1) Including: Securities on Loan, at Value:	$23

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Multi-Asset Real Return Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$648
Dividends from Security of Affiliated Issuer (Note G)	219
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	93
Income from Securities Loaned — Net	— @
Total Investment Income	960
Expenses:
Professional Fees	192
Advisory Fees (Note B)	127
Registration Fees	59
Custodian Fees (Note F)	45
Shareholder Services Fees — Class A (Note D)	10
Distribution and Shareholder Services Fees — Class C (Note D)	31
Administration Fees (Note C)	17
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	3
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class C	2
Directors' Fees and Expenses	2
Shareholder Reporting Fees	— @
Pricing Fees	— @
Other Expenses	36
Total Expenses	538
Expenses Reimbursed by Adviser (Note B)	(194)
Waiver of Advisory Fees (Note B)	(127)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Net Expenses	205
Net Investment Income	755
Realized Gain (Loss):
Investments Sold	769
Foreign Currency Forward Exchange Contracts	(116)
Foreign Currency Transaction	— @
Futures Contracts	131
Swap Agreements	(74)
Net Realized Gain	710
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	(946)
Foreign Currency Forward Exchange Contracts	56
Foreign Currency Translation	(2)
Futures Contracts	(870)
Swap Agreements	495
Net Change in Unrealized Appreciation (Depreciation)	(1,267)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(557)
Net Increase in Net Assets Resulting from Operations	$198

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Multi-Asset Real Return Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$755	$1,237
Net Realized Gain	710	873
Net Change in Unrealized Appreciation (Depreciation)	(1,267)	(527)
Net Increase in Net Assets Resulting from Operations	198	1,583
Dividends and Distributions to Shareholders:
Class I	(193)	(1,253)
Class A	(400)	(189)
Class C	(275)	(137)
Class R6	(1)	(1)
Total Dividends and Distributions to Shareholders	(869)	(1,580)
Capital Share Transactions:(1)
Class I:
Subscribed	44	11,223
Distributions Reinvested	193	1,253
Redeemed	(26,386)	(17,120)
Class A:
Subscribed	766	1,993
Distributions Reinvested	400	189
Redeemed	(1,635)	(3,485)
Class C:
Subscribed	139	970
Distributions Reinvested	275	137
Redeemed	(1,491)	(2,574)
Class R6:
Subscribed	7	—
Distributions Reinvested	1	1
Redeemed	(12)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,699)	(7,413)
Total Decrease in Net Assets	(28,370)	(7,410)
Net Assets:
Beginning of Period	35,785	43,195
End of Period	$7,415	$35,785
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4	1,016
Shares Issued on Distributions Reinvested	19	118
Shares Redeemed	(2,408)	(1,580)
Net Decrease in Class I Shares Outstanding	(2,385)	(446)
Class A:
Shares Subscribed	71	182
Shares Issued on Distributions Reinvested	39	18
Shares Redeemed	(155)	(322)
Net Decrease in Class A Shares Outstanding	(45)	(122)
Class C:
Shares Subscribed	13	93
Shares Issued on Distributions Reinvested	27	13
Shares Redeemed	(146)	(241)
Net Decrease in Class C Shares Outstanding	(106)	(135)
Class R6:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	— @	— @
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(— @)	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.85		$10.80		$10.93		$10.38		$10.51
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.41		0.40		0.44		0.21		0.16
Net Realized and Unrealized Gain (Loss)	(0.38)		0.17		(0.10)		2.04		(0.14)
Total from Investment Operations	0.03		0.57		0.34		2.25		0.02
Distributions from and/or in Excess of:
Net Investment Income	(1.11)		(0.52)		(0.43)		(0.26)		(0.15)
Net Realized Gain	—		—		(0.04)		(1.44)		—
Total Distributions	(1.11)		(0.52)		(0.47)		(1.70)		(0.15)
Net Asset Value, End of Period	$9.77		$10.85		$10.80		$10.93		$10.38
Total Return(3)	(0.10)%		5.41	%(4)	3.11%		22.11%		0.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,809		$27,897		$32,578		$30,776		$17,942
Ratio of Expenses Before Expense Limitation	2.30%		1.56%		2.03%		2.76%		2.93%
Ratio of Expenses After Expense Limitation	0.75	%(5)	0.73	%(5)(6)	0.76	%(5)	0.79	%(5)	0.77	%(5)
Ratio of Net Investment Income	3.80	%(5)	3.71	%(5)(6)	4.03	%(5)	1.80	%(5)	1.68	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	310%		519%		797%		232%		68%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.76%	3.68%

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.87		$10.81		$10.95		$10.41		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.37		0.36		0.53		0.29		0.11
Net Realized and Unrealized Gain (Loss)	(0.39)		0.18		(0.23)		1.92		(0.12)
Total from Investment Operations	(0.02)		0.54		0.30		2.21		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	(1.10)		(0.48)		(0.40)		(0.23)		(0.11)
Net Realized Gain	—		—		(0.04)		(1.44)		—
Total Distributions	(1.10)		(0.48)		(0.44)		(1.67)		(0.11)
Net Asset Value, End of Period	$9.75		$10.87		$10.81		$10.95		$10.41
Total Return(3)	(0.59)%		5.09	%(4)	2.75%		21.62%		0.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,457		$4,347		$5,646		$826		$43
Ratio of Expenses Before Expense Limitation	2.69%		1.96%		2.37%		4.14%		10.61%
Ratio of Expenses After Expense Limitation	1.11	%(5)	1.09	%(5)(6)	1.10	%(5)	1.14	%(5)	1.14	%(5)
Ratio of Net Investment Income	3.44	%(5)	3.35	%(5)(6)	4.94	%(5)	2.48	%(5)	1.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	310%		519%		797%		232%		68%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.11%	3.33%

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.78		$10.73		$10.90		$10.36		$10.50
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.28		0.45		0.08		0.05
Net Realized and Unrealized Gain (Loss)	(0.39)		0.17		(0.23)		2.04		(0.14)
Total from Investment Operations	(0.10)		0.45		0.22		2.12		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	(1.01)		(0.40)		(0.35)		(0.14)		(0.05)
Net Realized Gain	—		—		(0.04)		(1.44)		—
Total Distributions	(1.01)		(0.40)		(0.39)		(1.58)		(0.05)
Net Asset Value, End of Period	$9.67		$10.78		$10.73		$10.90		$10.36
Total Return(3)	(1.27)%		4.25	%(4)	2.00%		20.80%		(0.81)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,139		$3,527		$4,957		$943		$218
Ratio of Expenses Before Expense Limitation	3.41%		2.67%		3.09%		4.04%		5.10%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.84	%(5)(6)	1.82	%(5)	1.89	%(5)	1.89	%(5)
Ratio of Net Investment Income	2.70	%(5)	2.60	%(5)(6)	4.23	%(5)	0.69	%(5)	0.54	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	310%		519%		797%		232%		68%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.86%	2.58%

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$10.85		$10.80		$10.93		$10.38		$10.51
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.42		0.41		0.44		0.20		0.16
Net Realized and Unrealized Gain (Loss)	(0.40)		0.17		(0.09)		2.05		(0.13)
Total from Investment Operations	0.02		0.58		0.35		2.25		0.03
Distributions from and/or in Excess of:
Net Investment Income	(1.14)		(0.53)		(0.44)		(0.26)		(0.16)
Net Realized Gain	—		—		(0.04)		(1.44)		—
Total Distributions	(1.14)		(0.53)		(0.48)		(1.70)		(0.16)
Net Asset Value, End of Period	$9.73		$10.85		$10.80		$10.93		$10.38
Total Return(4)	(0.19)%		5.46	%(5)	3.16%		22.16%		0.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$14		$14		$13		$11
Ratio of Expenses Before Expense Limitation	18.01%		20.91%		17.86%		21.20%		22.80%
Ratio of Expenses After Expense Limitation	0.71	%(6)	0.69	%(6)(7)	0.72	%(6)	0.74	%(6)	0.74	%(6)
Ratio of Net Investment Income	3.85	%(6)	3.75	%(6)(7)	4.03	%(6)	1.75	%(6)	1.62	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.04%		0.04%		0.03%		0.01%		0.01%
Portfolio Turnover Rate	310%		519%		797%		232%		68%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.71%	3.73%

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Multi-Asset Real Return Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Real Return Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $1,032,000 or approximately 13.92% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Notes to Consolidated Financial Statements Morgan Stanley Institutional Fund, Inc. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Chemicals	$216	$142	$—	$358
Construction Materials	21	46	—	67
Containers & Packaging	41	2	—	43
Energy Equipment & Services	25	2	—	27
Metals & Mining	428	204	—	632
Oil, Gas & Consumable Fuels	405	121	—	526
Paper & Forest Products	2	13	—	15
Total Common Stocks	1,138	530	—	1,668
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Treasury Security	$—	$4,028		$—	$4,028
Short-Term Investments
Investment Company	1,857	—		—	1,857
Repurchase Agreement	—	1		—	1
Total Short-Term Investments	1,857	1		—	1,858
Foreign Currency Forward Exchange Contracts	—	—	@	—	— @
Total Assets	2,995	4,559		—	7,554
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(— @)
Future Contract	(57)	—		—	(57)
Total Return Swap Agreement	—	(29)		—	(29)
Total Liabilities	(57)	(29)		—	(86)
Total	$2,938	$4,530		$—	$7,468

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates,

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading

Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

amount is recorded as realized gain (loss) on swap agreement in the Consolidated Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk		$—	@
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk		(57	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk		(29)
Total				$(86)

@ Value is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(116)
Commodity Risk	Futures Contracts	450
Interest Rate Risk	Futures Contracts	(319)
Interest Rate Risk	Swap Agreements	(74)
Total		$(59)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$56
Commodity Risk	Futures Contracts	(57)
Interest Rate Risk	Futures Contracts	(813)
Equity Risk	Swap Agreements	(29)
Interest Rate Risk	Swap Agreements	524
Total		$(319)

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)		Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$—	@	$	(— @)
Swap Agreements	—			(29)
Total	$—			$(29)

@ Value is less than $500.

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@		$—		$—	$—	@
Citibank NA	—	@		—		—	—	@
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$—	@	$	(—	@)	$—	$—	@
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$29			$—		$—	$29
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$29		$	(—	@)	$—	$29

@ Value is less than $500.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,828,000
Futures Contracts:
Average monthly notional value	$9,263,000
Swap Agreements:
Average monthly notional amount	$6,880,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$23	(a)	$—	$23	(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $8,000 of which approximately $7,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $1,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $17,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$8	$—	$—	$—	$8
Total Borrowings	$8	$—	$—	$—	$8
Gross amount of recognized liabilities for securities lending transactions					$8

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

11.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $127,000 of advisory fees were waived and approximately $198,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,945,000 and $15,486,000, respectively. For the year ended December 31, 2024, purchases and sales of long-term U.S. Government securities were approximately $27,435,000 and $24,857,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$9,269	$59,643	$67,055	$219
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$1,857

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$869	$—	$1,580	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(1,486)	$1,486

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused long-term capital losses of approximately $484,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

25

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Multi-Asset Real Return Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Multi-Asset Real Return Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

26

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated approximately $293,000 of its distributions paid as qualified interest income.

The Fund designated approximately $293,000 of its distributions paid as business interest income.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $86,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

27

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MRJAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Argentina (3.8%)
Despegar.com Corp. (a)	29,136	$561
Vista Energy SAB de CV ADR (a)	4,782	258
		819
Australia (0.9%)
Perseus Mining Ltd.	116,575	185
Bangladesh (4.0%)
BRAC Bank PLC	666,099	272
Square Pharmaceuticals PLC	324,469	591
		863
Egypt (4.7%)
Commercial International Bank — Egypt (CIB) GDR	427,596	634
Fawry for Banking & Payment Technology Services SAE (a)	2,263,555	381
		1,015
Germany (0.7%)
Jumia Technologies AG ADR (a)	39,584	151
Indonesia (14.0%)
Bank Mandiri Persero Tbk. PT	491,100	173
Cisarua Mountain Dairy Tbk. PT	1,512,600	508
Map Aktif Adiperkasa PT	11,430,800	760
Medikaloka Hermina Tbk. PT	8,760,200	887
Selamat Sempurna Tbk. PT	2,447,900	289
Sumber Alfaria Trijaya Tbk. PT	2,251,800	398
		3,015
Kazakhstan (8.2%)
Halyk Savings Bank of Kazakhstan JSC GDR	25,206	488
Kaspi.KZ JSC ADR	5,377	509
NAC Kazatomprom JSC GDR	20,484	773
		1,770
Kenya (2.0%)
Safaricom PLC	3,207,641	430
Nigeria (1.5%)
Guaranty Trust Holding Co. PLC	8,831,203	325
Pakistan (6.0%)
Meezan Bank Ltd.	514,196	442
Systems Ltd.	380,682	850
		1,292
Peru (2.9%)
Credicorp Ltd.	2,386	437
Southern Copper Corp.	1,983	181
		618
Philippines (8.5%)
Bank of the Philippine Islands	184,920	389
BDO Unibank, Inc.	139,260	345
Century Pacific Food, Inc.	1,225,900	888
International Container Terminal Services, Inc.	31,520	210
		1,832
	Shares	Value (000)
Poland (0.8%)
Grupa Kety SA	1,043	$173
Slovenia (2.9%)
Nova Ljubljanska Banka DD GDR	24,874	636
South Africa (1.1%)
Standard Bank Group Ltd.	20,691	243
Turkey (2.0%)
Logo Yazilim Sanayi Ve Ticaret AS	142,204	433
United Arab Emirates (2.6%)
Emaar Properties PJSC	160,122	561
United States (8.8%)
Dlocal Ltd. (a)	18,670	210
EPAM Systems, Inc. (a)	1,594	372
Grid Dynamics Holdings, Inc. (a)	21,352	475
MercadoLibre, Inc. (a)	488	830
		1,887
Vietnam (23.2%)
Bank for Foreign Trade of Vietnam JSC (a)	179,757	643
Binh Minh Plastics JSC	108,900	560
FPT Corp.	297,014	1,775
Mobile World Investment Corp.	253,488	606
Phu Nhuan Jewelry JSC	216,200	830
Vietnam Dairy Products JSC	237,992	592
		5,006
Total Investments (98.6%) (Cost $16,203) (b)(c)		21,254
Other Assets in Excess of Liabilities (1.4%)		292
Net Assets (100.0%)		$21,546

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $16,889,000 and 78.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $16,372,000. The aggregate gross unrealized appreciation is approximately $5,524,000 and the aggregate gross unrealized depreciation is approximately $670,000, resulting in net unrealized appreciation of approximately $4,854,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Next Gen Emerging Markets Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.1%
Banks	23.6
Information Technology Services	16.4
Food Products	9.4
Specialty Retail	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,203)	$21,254
Foreign Currency, at Value (Cost $66)	66
Receivable for Investments Sold	211
Due from Adviser	100
Dividends Receivable	47
Tax Reclaim Receivable	25
Receivable for Fund Shares Sold	23
Receivable from Affiliate	1
Other Assets	52
Total Assets	21,779
Liabilities:
Payable for Professional Fees	50
Payable for Investments Purchased	43
Payable for Custodian Fees	32
Payable to Bank	31
Deferred Capital Gain Country Tax	30
Payable for Fund Shares Redeemed	13
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	28
Total Liabilities	233
Net Assets	$21,546
Net Assets Consist of:
Paid-in-Capital	$133,847
Total Accumulated Loss	(112,301)
Net Assets	$21,546

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$17,549
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,092,662
Net Asset Value, Offering and Redemption Price Per Share	$16.06
CLASS A:
Net Assets	$3,540
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	222,194
Net Asset Value, Redemption Price Per Share	$15.93
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.81
CLASS L:
Net Assets	$121
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,704
Net Asset Value, Offering and Redemption Price Per Share	$15.70
CLASS C:
Net Assets	$300
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,596
Net Asset Value, Offering and Redemption Price Per Share	$15.30
CLASS R6:
Net Assets	$36
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,247
Net Asset Value, Offering and Redemption Price Per Share	$16.13

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Next Gen Emerging Markets Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $98 of Foreign Taxes Withheld)	$897
Dividends from Security of Affiliated Issuer (Note G)	30
Total Investment Income	927
Expenses:
Advisory Fees (Note B)	328
Professional Fees	253
Custodian Fees (Note F)	72
Registration Fees	68
Shareholder Reporting Fees	26
Sub Transfer Agency Fees — Class I	19
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	22
Transfer Agency Fees — Class I (Note E)	9
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	3
Shareholder Services Fees — Class A (Note D)	10
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	4
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	22
Total Expenses	855
Waiver of Advisory Fees (Note B)	(328)
Expenses Reimbursed by Adviser (Note B)	(139)
Reimbursement of Class Specific Expenses — Class I (Note B)	(16)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(3)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	360
Net Investment Income	567
Realized Gain (Loss):
Investments Sold (Net of $81 of Capital Gain Country Tax)	2,610
Foreign Currency Transaction	(28)
Net Realized Gain	2,582
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $30)	(212)
Foreign Currency Translation	16
Net Change in Unrealized Appreciation (Depreciation)	(196)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,386
Net Increase in Net Assets Resulting from Operations	$2,953

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$567	$578
Net Realized Gain (Loss)	2,582	(3,130)
Net Change in Unrealized Appreciation (Depreciation)	(196)	5,050
Net Increase in Net Assets Resulting from Operations	2,953	2,498
Dividends and Distributions to Shareholders:
Class I	(565)	(369)
Class A	(104)	(42)
Class L	(2)	(1)
Class C	(6)	(1)
Class R6	(1)	(1)
Total Dividends and Distributions to Shareholders	(678)	(414)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,333	1,938
Distributions Reinvested	549	358
Redeemed	(14,784)	(12,957)
Class A:
Subscribed	176	577
Distributions Reinvested	104	42
Redeemed	(1,322)	(2,319)
Class L:
Distributions Reinvested	2	1
Redeemed	(134)	(9)
Class C:
Subscribed	—	18
Distributions Reinvested	6	1
Redeemed	(154)	(109)
Class R6:
Subscribed	2	25
Distributions Reinvested	1	1
Redeemed	(9)	(28)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,230)	(12,461)
Redemption Fees	—	— @
Total Decrease in Net Assets	(10,955)	(10,377)
Net Assets:
Beginning of Period	32,501	42,878
End of Period	$21,546	$32,501

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	150	136
Shares Issued on Distributions Reinvested	34	25
Shares Redeemed	(938)	(910)
Net Decrease in Class I Shares Outstanding	(754)	(749)
Class A:
Shares Subscribed	11	41
Shares Issued on Distributions Reinvested	7	3
Shares Redeemed	(85)	(166)
Net Decrease in Class A Shares Outstanding	(67)	(122)
Class L:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(9)	(1)
Net Decrease in Class L Shares Outstanding	(9)	(1)
Class C:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(10)	(8)
Net Decrease in Class C Shares Outstanding	(10)	(7)
Class R6:
Shares Subscribed	— @@	2
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(— @@)	(2)
Net Increase in Class R6 Shares Outstanding	(— @@)	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.91		$14.03		$22.48		$19.49		$17.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.33		0.23		0.13		(0.02)		0.04
Net Realized and Unrealized Gain (Loss)	1.34		0.85		(8.58)		3.01		2.36
Total from Investment Operations	1.67		1.08		(8.45)		2.99		2.40
Distributions from and/or in Excess of:
Net Investment Income	(0.52)		(0.20)		—		—		(0.01)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.06		$14.91		$14.03		$22.48		$19.49
Total Return	12.36	%(3)	7.73	%(4)(5)	(37.59	)%(3)	15.34	%(3)	14.02	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,549		$27,525		$36,405		$124,931		$55,533
Ratio of Expenses Before Expense Limitation	3.03%		2.47%		2.30%		2.21%		2.13%
Ratio of Expenses After Expense Limitation	1.25	%(6)	1.12	%(6)(7)	1.24	%(6)	1.51	%(6)	1.90	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.51	%(6)	1.85	%(6)
Ratio of Net Investment Income (Loss)	2.14	%(6)	1.62	%(6)(7)	0.77	%(6)	(0.11	)%(6)	0.24	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	40%		33%		78%		56%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  Performance was positively impacted by approximately 0.15% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 7.58%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.49%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.79		$13.91		$22.37		$19.47		$17.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.28		0.18		0.10		(0.08)		0.01
Net Realized and Unrealized Gain (Loss)	1.32		0.84		(8.56)		2.98		2.32
Total from Investment Operations	1.60		1.02		(8.46)		2.90		2.33
Distributions from and/or in Excess of:
Net Investment Income	(0.46)		(0.14)		—		—		(0.01)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.93		$14.79		$13.91		$22.37		$19.47
Total Return	11.99	%(3)	7.37	%(4)(5)	(37.82	)%(3)	14.89	%(3)	13.57	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,540		$4,282		$5,719		$9,154		$8,436
Ratio of Expenses Before Expense Limitation	3.38%		2.84%		2.66%		2.70%		2.44%
Ratio of Expenses After Expense Limitation	1.60	%(6)	1.47	%(6)(7)	1.59	%(6)	1.96	%(6)	2.26	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.96	%(6)	2.20	%(6)
Ratio of Net Investment Income (Loss)	1.79	%(6)	1.27	%(6)(7)	0.68	%(6)	(0.38	)%(6)	0.07	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	40%		33%		78%		56%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.14% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 7.23%.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.60%	1.14%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.53		$13.68		$22.11		$19.34		$17.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.20		0.11		0.01		(0.19)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.30		0.82		(8.44)		2.96		2.30
Total from Investment Operations	1.50		0.93		(8.43)		2.77		2.24
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.08)		—		—		(0.01)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.70		$14.53		$13.68		$22.11		$19.34
Total Return	11.38	%(3)	6.81	%(4)(5)	(38.13	)%(3)	14.32	%(3)	13.01	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$121		$235		$229		$396		$378
Ratio of Expenses Before Expense Limitation	5.15%		4.38%		4.02%		3.67%		3.44%
Ratio of Expenses After Expense Limitation	2.10	%(6)	1.96	%(6)(7)	2.09	%(6)	2.46	%(6)	2.76	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.46	%(6)	2.70	%(6)
Ratio of Net Investment Income (Loss)	1.29	%(6)	0.77	%(6)(7)	0.06	%(6)	(0.86	)%(6)	(0.39	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	40%		33%		78%		56%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  Performance was positively impacted by approximately 0.15% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 6.66%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.10%	0.63%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.20		$13.36		$21.65		$18.99		$16.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.15		0.07		(0.02)		(0.24)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.27		0.81		(8.27)		2.90		2.25
Total from Investment Operations	1.42		0.88		(8.29)		2.66		2.15
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.04)		—		—		(0.01)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.30		$14.20		$13.36		$21.65		$18.99
Total Return	11.12	%(3)	6.59	%(4)(5)	(38.29	)%(3)	14.01	%(3)	12.74	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$300		$419		$485		$897		$843
Ratio of Expenses Before Expense Limitation	4.78%		4.20%		3.75%		3.67%		3.42%
Ratio of Expenses After Expense Limitation	2.35	%(6)	2.21	%(6)(7)	2.34	%(6)	2.71	%(6)	3.00	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.71	%(6)	2.95	%(6)
Ratio of Net Investment Income (Loss)	1.04	%(6)	0.52	%(6)(7)	(0.14	)%(6)	(1.13	)%(6)	(0.66	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	40%		33%		78%		56%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.15% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 6.44%.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.35%	0.38%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$14.97		$14.09		$22.48		$19.49		$17.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.35		0.24		(0.13)		(0.07)		0.09
Net Realized and Unrealized Gain (Loss)	1.34		0.85		(8.26)		3.06		2.32
Total from Investment Operations	1.69		1.09		(8.39)		2.99		2.41
Distributions from and/or in Excess of:
Net Investment Income	(0.53)		(0.21)		—		—		(0.01)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.13		$14.97		$14.09		$22.48		$19.49
Total Return	12.45	%(4)	7.76	%(5)(6)	(37.32	)%(4)	15.34	%(4)	14.02	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36		$40		$40		$40,244		$318
Ratio of Expenses Before Expense Limitation	9.96%		8.23%		2.24%		1.80%		2.20%
Ratio of Expenses After Expense Limitation	1.20	%(7)	1.08	%(7)(8)	1.19	%(7)	1.24	%(7)	1.86	%(7)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.24	%(7)	1.80	%(7)
Ratio of Net Investment Income (Loss)	2.19	%(7)	1.67	%(7)(8)	(0.65	)%(7)	(0.29	)%(7)	0.55	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.01%		0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	40%		33%		78%		56%		56%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  Performance was positively impacted by approximately 0.15% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 7.61%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.20%	1.55%

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Next Gen Emerging Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$289	$—	$289
Banks	437	4,590	—	5,027
Broadline Retail	981	—	—	981
Building Products	—	560	—	560
Consumer Finance	509	—	—	509
Consumer Staples Distribution & Retail	—	398	—	398
Financial Services	591	—	—	591
Food Products	—	1,988	—	1,988
Health Care Providers & Services	—	887	—	887
Hotels, Restaurants & Leisure	561	—	—	561
Information Technology Services	847	2,625	—	3,472

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Metals & Mining	$181	$358	$—	$539
Oil, Gas & Consumable Fuels	258	773	—	1,031
Pharmaceuticals	—	591	—	591
Real Estate Management & Development	—	561	—	561
Software	—	433	—	433
Specialty Retail	—	1,366	—	1,366
Textiles, Apparel & Luxury Goods	—	830	—	830
Transportation Infrastructure	—	210	—	210
Wireless Telecommunication Services	—	430	—	430
Total Assets	$4,365	$16,889	$—	$21,254

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares,

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,

(ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares, 2.35% for Class C shares and 1.20% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $328,000 of advisory fees were waived and approximately $166,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer

Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,793,000 and $24,114,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$320	$12,024	$12,344	$30
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$—

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$678	$—	$414	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a distribution in excess of current earnings, resulted in the following reclassification among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$49	$(49)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $113,262,000, and $3,880,000 respectively, that do not have an expiration date.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,076,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Next Gen Emerging Markets Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Next Gen Emerging Markets Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $768,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $176,000 and has derived net income from sources within foreign countries amounting to approximately $1,082,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

22

(This page has been left blank intentionally.)

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MFMPX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Passport Overseas Equity Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Argentina (3.0%)
Despegar.com Corp. (a)	217,462	$4,186
Canada (8.8%)
Agnico Eagle Mines Ltd.	18,826	1,473
Bank of Nova Scotia	38,856	2,087
Canadian Imperial Bank of Commerce	33,610	2,126
Canadian Natural Resources Ltd.	21,963	678
Constellation Software, Inc.	261	807
Royal Bank of Canada	20,065	2,419
Suncor Energy, Inc.	47,726	1,704
Tourmaline Oil Corp. (b)	17,229	797
		12,091
China (4.4%)
Tencent Holdings Ltd. (c)	113,300	6,047
Denmark (1.8%)
Novo Nordisk AS, Class B	28,479	2,457
Egypt (0.5%)
Commercial International Bank — Egypt (CIB)	405,712	627
France (9.7%)
Air Liquide SA	8,531	1,387
Airbus SE	15,792	2,529
L'Oreal SA	2,965	1,050
Pernod Ricard SA	9,190	1,038
Sanofi SA	19,701	1,915
Schneider Electric SE	8,527	2,123
TotalEnergies SE	41,927	2,336
Verallia SA	35,612	894
		13,272
Germany (8.2%)
Linde PLC	4,266	1,805
Rheinmetall AG	5,153	3,292
SAP SE	15,144	3,725
Siemens AG (Registered)	12,911	2,518
		11,340
India (6.7%)
Apollo Hospitals Enterprise Ltd.	18,435	1,569
HDFC Bank Ltd. ADR	52,453	3,350
ICICI Bank Ltd.	120,845	1,806
Reliance Industries Ltd.	82,156	1,163
State Bank of India	145,889	1,351
		9,239
Indonesia (0.7%)
Bank Central Asia Tbk. PT	1,664,700	998
Ireland (3.1%)
AIB Group PLC	461,383	2,551
Ryanair Holdings PLC ADR	39,700	1,731
		4,282
Israel (1.6%)
CyberArk Software Ltd. (a)	6,700	2,232
	Shares	Value (000)
Japan (7.9%)
FANUC Corp.	21,750	$568
Hoya Corp.	5,900	732
Keyence Corp.	6,500	2,642
Nikon Corp.	183,800	1,894
Sony Group Corp.	146,465	3,087
Sony Group Corp. ADR	88,710	1,877
		10,800
Korea, Republic of (5.1%)
Hanwha Aerospace Co. Ltd.	9,853	2,172
Samsung Electronics Co. Ltd.	113,200	4,040
SK Hynix, Inc.	7,352	843
		7,055
Malaysia (1.1%)
CIMB Group Holdings Bhd.	431,100	790
Malayan Banking Bhd.	334,600	766
		1,556
Netherlands (3.8%)
ASML Holding NV	2,841	1,990
Universal Music Group NV	69,479	1,777
Wolters Kluwer NV	8,554	1,421
		5,188
Norway (1.7%)
Var Energi ASA	735,993	2,297
Singapore (2.4%)
Sea Ltd. ADR (a)	31,328	3,324
South Africa (1.4%)
Anglo American Platinum Ltd. (b)	40,646	1,226
Northam Platinum Holdings Ltd.	128,516	664
		1,890
Spain (2.1%)
CaixaBank SA	411,029	2,232
Iberdrola SA	49,075	676
		2,908
Switzerland (0.7%)
Nestle SA (Registered)	10,898	894
Taiwan (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	6,532
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,467	1,080
		7,612
United Kingdom (11.8%)
AstraZeneca PLC	22,494	2,933
BAE Systems PLC	52,061	747
Diageo PLC	62,003	1,970
Experian PLC	43,148	1,854
Glencore PLC (a)	247,966	1,092
Shell PLC	81,138	2,529
Unilever PLC	32,525	1,853
Unilever PLC CVA	56,188	3,193
		16,171

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United States (3.2%)
MercadoLibre, Inc. (a)	1,578	$2,683
Vertex Pharmaceuticals, Inc. (a)	4,261	1,716
		4,399
Total Common Stocks (Cost $93,488)		130,865
Preferred Stock (1.0%)
United States (1.0%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,375
Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $4,737)	4,737,054	4,737
Total Investments (99.6%) (Cost $99,475) including $802 of Securities Loaned (f)(g)		136,977
Other Assets in Excess of Liabilities (0.4%)		505
Net Assets (100.0%)		$137,482

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $1,375,000 and represents 1.0% of net assets.

(e)  At December 31, 2024, the Fund held a fair valued security valued at approximately $1,375,000, representing 1.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  The approximate fair value and percentage of net assets, $95,968,000 and 69.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(g)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $100,254,000. The aggregate gross unrealized appreciation is approximately $41,701,000 and the aggregate gross unrealized depreciation is approximately $5,597,000, resulting in net unrealized appreciation of approximately $36,104,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
FTSE 250 Index Index (United Kingdom)	69	Mar-25	GBP	—	@	$3,600	$(31)
Hang Seng Index (Hong Kong)	33	Jan-25	HKD	2		4,267	21
							$(10)

@    Value is less than $500.

FTSE    Financial Times Stock Exchange.

GBP  —  British Pound

HKD  —  Hong Kong Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.9%
Banks	15.4
Oil, Gas & Consumable Fuels	8.4
Semiconductors & Semiconductor Equipment	7.6
Aerospace & Defense	6.4
Pharmaceuticals	5.3
Household Durables	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $7,867,000 and net unrealized depreciation of approximately $10,000.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $94,738)	$132,240
Investment in Security of Affiliated Issuer, at Value (Cost $4,737)	4,737
Total Investments in Securities, at Value (Cost $99,475)	136,977
Receivable for Variation Margin on Futures Contracts	1,082
Tax Reclaim Receivable	272
Receivable for Fund Shares Sold	92
Dividends Receivable	49
Receivable from Affiliate	21
Receivable from Securities Lending Income	1
Other Assets	61
Total Assets	138,555
Liabilities:
Deferred Capital Gain Country Tax	502
Payable for Fund Shares Redeemed	264
Payable for Advisory Fees	125
Payable to Bank	87
Payable for Professional Fees	17
Payable for Custodian Fees	16
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	10
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	26
Total Liabilities	1,073
Net Assets	$137,482
Net Assets Consist of:
Paid-in-Capital	$97,389
Total Distributable Earnings	40,093
Net Assets	$137,482

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities (cont'd)	December 31, 2024 (000)
CLASS I:
Net Assets	$86,227
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,545,322
Net Asset Value, Offering and Redemption Price Per Share	$15.55
CLASS A:
Net Assets	$46,959
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,945,035
Net Asset Value, Redemption Price Per Share	$15.95
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.83
CLASS L:
Net Assets	$3,981
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	252,252
Net Asset Value, Offering and Redemption Price Per Share	$15.78
CLASS C:
Net Assets	$274
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,497
Net Asset Value, Offering and Redemption Price Per Share	$15.68
CLASS R6:
Net Assets	$27
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,746
Net Asset Value, Offering and Redemption Price Per Share	$15.57
CLASS IR:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	872
Net Asset Value, Offering and Redemption Price Per Share	$15.55
(1) Including: Securities on Loan, at Value:	$802

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Passport Overseas Equity Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers* (Net of $327 of Foreign Taxes Withheld)	$2,909
Dividends from Securities of Affiliated Issuers (Note G)	97
Income from Securities Loaned — Net	16
Total Investment Income	3,022
Expenses:
Advisory Fees (Note B)	1,010
Professional Fees	223
Shareholder Services Fees — Class A (Note D)	127
Distribution and Shareholder Services Fees — Class L (Note D)	32
Distribution and Shareholder Services Fees — Class C (Note D)	3
Administration Fees (Note C)	124
Sub Transfer Agency Fees — Class I	73
Sub Transfer Agency Fees — Class A	38
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	— @
Registration Fees	97
Shareholder Reporting Fees	43
Custodian Fees (Note F)	41
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	8
Transfer Agency Fees — Class L (Note E)	4
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	2
Pricing Fees	5
Directors' Fees and Expenses	4
Other Expenses	31
Total Expenses	1,878
Waiver of Advisory Fees (Note B)	(257)
Reimbursement of Class Specific Expenses — Class I (Note B)	(30)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,581
Net Investment Income	1,441
Realized Gain (Loss):
Investments Sold (Net of $29 of Capital Gain Country Tax)	10,341
Foreign Currency Transaction	(40)
Futures Contracts	704
Net Realized Gain	11,005
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $191)	(1,405)
Foreign Currency Translation	(87)
Futures Contracts	(10)
Net Change in Unrealized Appreciation (Depreciation)	(1,502)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,503
Net Increase in Net Assets Resulting from Operations	$10,944

*  Includes foreign tax reclaims for previously withheld taxes on dividends earned in certain European Union countries in the amount of approximately $189,000.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,441	$2,374
Net Realized Gain (Loss)	11,005	(2,448)
Net Change in Unrealized Appreciation (Depreciation)	(1,502)	19,557
Net Increase in Net Assets Resulting from Operations	10,944	19,483
Dividends and Distributions to Shareholders:
Class I	(2,922)	(4,000)
Class A	(1,437)	(1,493)
Class L	(98)	(103)
Class C	(6)	(9)
Class R6	(1)	(1)
Class IR	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(4,464)	(5,606)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	11,133	27,518
Distributions Reinvested	2,900	3,977
Redeemed	(51,894)	(24,654)
Class A:
Subscribed	2,495	2,231
Distributions Reinvested	1,419	1,477
Redeemed	(9,535)	(9,429)
Class L:
Distributions Reinvested	96	101
Redeemed	(489)	(382)
Class C:
Subscribed	3	56
Distributions Reinvested	6	9
Redeemed	(177)	(131)
Class R6:
Subscribed	13	3
Distributions Reinvested	1	1
Redeemed	(4)	(12)
Class IR:
Distributions Reinvested	— @	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(44,033)	765
Total Increase (Decrease) in Net Assets	(37,553)	14,642
Net Assets:
Beginning of Period	175,035	160,393
End of Period	$137,482	$175,035

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	700	1,840
Shares Issued on Distributions Reinvested	182	273
Shares Redeemed	(3,325)	(1,659)
Net Increase (Decrease) in Class I Shares Outstanding	(2,443)	454
Class A:
Shares Subscribed	153	147
Shares Issued on Distributions Reinvested	87	99
Shares Redeemed	(585)	(620)
Net Decrease in Class A Shares Outstanding	(345)	(374)
Class L:
Shares Issued on Distributions Reinvested	6	7
Shares Redeemed	(30)	(26)
Net Decrease in Class L Shares Outstanding	(24)	(19)
Class C:
Shares Subscribed	— @@	4
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(11)	(9)
Net Decrease in Class C Shares Outstanding	(11)	(4)
Class R6:
Shares Subscribed	1	— @@
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(— @@)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	1	(1)
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.00		$13.80		$17.91		$19.03		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.22		0.18		0.17		0.04
Net Realized and Unrealized Gain (Loss)	0.92		1.50		(4.06)		0.24		4.41
Total from Investment Operations	1.09		1.72		(3.88)		0.41		4.45
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.26)		(0.10)		(0.23)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.54)		(0.52)		(0.23)		(1.53)		(0.01)
Net Asset Value, End of Period	$15.55		$15.00		$13.80		$17.91		$19.03
Total Return(2)	7.19%		12.52	%(3)	(21.57)%		2.33%		30.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,227		$119,815		$104,002		$153,810		$146,087
Ratio of Expenses Before Expense Limitation	1.10%		1.02%		1.08%		0.95%		1.02%
Ratio of Expenses After Expense Limitation	0.90	%(4)	0.86	%(4)(5)	0.89	%(4)	0.89	%(4)	0.89	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.89	%(4)	0.89	%(4)	0.89	%(4)
Ratio of Net Investment Income	1.05	%(4)	1.48	%(4)(5)	1.18	%(4)	0.87	%(4)	0.24	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	1.45%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.37		$14.13		$18.32		$19.43		$14.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.12		0.18		0.13		0.11		(0.01)
Net Realized and Unrealized Gain (Loss)	0.95		1.53		(4.13)		0.25		4.51
Total from Investment Operations	1.07		1.71		(4.00)		0.36		4.50
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.21)		(0.06)		(0.17)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.49)		(0.47)		(0.19)		(1.47)		(0.01)
Net Asset Value, End of Period	$15.95		$15.37		$14.13		$18.32		$19.43
Total Return(2)	6.89%		12.15	%(3)	(21.77)%		2.03%		30.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,959		$50,552		$51,769		$71,668		$69,135
Ratio of Expenses Before Expense Limitation	1.36%		1.28%		1.34%		1.22%		1.31%
Ratio of Expenses After Expense Limitation	1.19	%(4)	1.16	%(4)(5)	1.18	%(4)	1.18	%(4)	1.19	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.18	%(4)	1.18	%(4)	1.19	%(4)
Ratio of Net Investment Income (Loss)	0.76	%(4)	1.18	%(4)(5)	0.88	%(4)	0.55	%(4)	(0.06	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.19%	1.15%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.21		$13.99		$18.16		$19.27		$14.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		0.09		0.05		0.00	(2)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.94		1.51		(4.09)		0.24		4.47
Total from Investment Operations	0.97		1.60		(4.04)		0.24		4.38
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.12)		—		(0.05)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.40)		(0.38)		(0.13)		(1.35)		(0.01)
Net Asset Value, End of Period	$15.78		$15.21		$13.99		$18.16		$19.27
Total Return(3)	6.27%		11.51	%(4)	(22.22)%		1.48%		29.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,981		$4,206		$4,129		$5,475		$5,718
Ratio of Expenses Before Expense Limitation	1.92%		1.84%		1.90%		1.76%		1.86%
Ratio of Expenses After Expense Limitation	1.75	%(5)	1.71	%(5)(6)	1.74	%(5)	1.74	%(5)	1.74	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.74	%(5)	1.74	%(5)	1.74	%(5)
Ratio of Net Investment Income (Loss)	0.20	%(5)	0.63	%(5)(6)	0.32	%(5)	0.02	%(5)	(0.61	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.74%	0.60%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.12		$13.89		$18.08		$19.22		$14.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.06		0.01		(0.02)		(0.12)
Net Realized and Unrealized Gain (Loss)	0.92		1.50		(4.07)		0.21		4.46
Total from Investment Operations	0.91		1.56		(4.06)		0.19		4.34
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(2)	(0.07)		—		(0.03)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.35)		(0.33)		(0.13)		(1.33)		(0.01)
Net Asset Value, End of Period	$15.68		$15.12		$13.89		$18.08		$19.22
Total Return(3)	5.98%		11.27	%(4)	(22.43)%		1.23%		29.13%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$274		$433		$459		$821		$144
Ratio of Expenses Before Expense Limitation	2.91%		2.74%		2.54%		2.36%		5.66%
Ratio of Expenses After Expense Limitation	2.00	%(5)	1.96	%(5)(6)	1.99	%(5)	1.99	%(5)	1.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.99	%(5)	1.99	%(5)	1.99	%(5)
Ratio of Net Investment Income (Loss)	(0.05	)%(5)	0.37	%(5)(6)	0.05	%(5)	(0.09	)%(5)	(0.81	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.99%	0.34%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.02		$13.82		$17.91		$19.04		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.23		0.21		0.18		0.04
Net Realized and Unrealized Gain (Loss)	0.92		1.49		(4.06)		0.23		4.42
Total from Investment Operations	1.10		1.72		(3.85)		0.41		4.46
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.26)		(0.11)		(0.24)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.55)		(0.52)		(0.24)		(1.54)		(0.01)
Net Asset Value, End of Period	$15.57		$15.02		$13.82		$17.91		$19.04
Total Return(3)	7.24%		12.56	%(4)	(21.45)%		2.39%		30.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27		$16		$23		$32		$14
Ratio of Expenses Before Expense Limitation	9.26%		12.52%		5.55%		10.73%		21.16%
Ratio of Expenses After Expense Limitation	0.85	%(5)	0.81	%(5)(6)	0.84	%(5)	0.84	%(5)	0.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(5)	0.84	%(5)	0.84	%(5)
Ratio of Net Investment Income	1.10	%(5)	1.52	%(5)(6)	1.41	%(5)	0.89	%(5)	0.28	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.84%	1.49%

(7)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$15.00		$13.81		$17.91		$19.04		$14.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.23		0.18		0.18		0.04
Net Realized and Unrealized Gain (Loss)	0.92		1.48		(4.04)		0.23		4.42
Total from Investment Operations	1.10		1.71		(3.86)		0.41		4.46
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.26)		(0.11)		(0.24)		(0.01)
Net Realized Gain	(0.35)		(0.26)		(0.13)		(1.30)		—
Total Distributions	(0.55)		(0.52)		(0.24)		(1.54)		(0.01)
Net Asset Value, End of Period	$15.55		$15.00		$13.81		$17.91		$19.04
Total Return(2)	7.25%		12.49	%(3)	(21.51)%		2.39%		30.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$13		$11		$14		$14
Ratio of Expenses Before Expense Limitation	15.19%		19.62%		18.22%		14.38%		20.70%
Ratio of Expenses After Expense Limitation	0.85	%(4)	0.81	%(4)(5)	0.84	%(4)	0.84	%(4)	0.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(4)	0.84	%(4)	0.84	%(4)
Ratio of Net Investment Income	1.10	%(4)	1.52	%(4)(5)	1.21	%(4)	0.92	%(4)	0.29	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	30%		14%		25%		39%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	1.48%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Passport Overseas Equity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Fund, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$8,740	$—	$8,740
Banks	10,609	10,494	—	21,103
Beverages	—	3,008	—	3,008
Biotechnology	1,716	—	—	1,716
Broadline Retail	2,683	—	—	2,683
Chemicals	—	3,192	—	3,192
Containers & Packaging	—	894	—	894
Electric Utilities	—	676	—	676
Electrical Equipment	—	2,123	—	2,123
Electronic Equipment, Instruments & Components	—	2,642	—	2,642
Entertainment	3,324	1,777	—	5,101
Food Products	—	894	—	894

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$—	$732	$—	$732
Health Care Providers & Services	—	1,569	—	1,569
Hotels, Restaurants & Leisure	4,186	—	—	4,186
Household Durables	1,877	4,981	—	6,858
Industrial Conglomerates	—	2,518	—	2,518
Interactive Media & Services	—	6,047	—	6,047
Machinery	—	568	—	568
Metals & Mining	1,473	2,982	—	4,455
Oil, Gas & Consumable Fuels	3,179	8,325	—	11,504
Passenger Airlines	1,731	—	—	1,731
Personal Care Products	—	6,096	—	6,096
Pharmaceuticals	—	7,305	—	7,305
Professional Services	—	3,275	—	3,275
Semiconductors & Semiconductor Equipment	1,080	9,365	—	10,445
Software	3,039	3,725	—	6,764
Tech Hardware, Storage & Peripherals	—	4,040	—	4,040
Total Common Stocks	34,897	95,968	—	130,865
Preferred Stock
Biotechnology	—	—	1,375	1,375
Short-Term Investment
Investment Company	4,737	—	—	4,737
Futures Contracts	21	—	—	21
Total Assets	39,655	95,968	1,375	136,998
Liabilities:
Futures Contracts	(31)	—	—	(31)
Total	$39,624	$95,968	$1,375	$136,967

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,250
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	125
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$125

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$21	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$(31	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$704
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(10)

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$9,587,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$802	(a)	$—	$802	(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $846,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

11.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.48% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class R6 shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $257,000 of advisory fees were waived and approximately $36,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $45,931,000 and $97,123,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$857	$36,387	$32,507	$97
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$4,737

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,095	$1,369	$2,695	$2,911

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$4,847

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$17	$833

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.2%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change

23

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Passport Overseas Equity Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Passport Overseas Equity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

25

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated and paid approximately $1,369,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $2,597,000 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of approximately $341,000 and has derived net income from sources within foreign countries amounting to approximately $3,046,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

26

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIBX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (89.8%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc. (a)	7	$4
HEICO Corp., Class A	22	4
TransDigm Group, Inc.	4	5
		13
Beverages (4.8%)
Celsius Holdings, Inc. (a)	8,417	222
Broadline Retail (5.3%)
Amazon.com, Inc. (a)	1,121	246
Capital Markets (5.3%)
Intercontinental Exchange, Inc.	1,491	222
MSCI, Inc.	19	11
S&P Global, Inc.	23	12
		245
Chemicals (0.2%)
Ecolab, Inc.	19	5
Sherwin-Williams Co.	12	4
		9
Commercial Services & Supplies (0.5%)
Cintas Corp.	21	4
Copart, Inc. (a)	75	4
Rollins, Inc.	93	5
Veralto Corp.	110	11
		24
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8	4
Distributors (0.1%)
Pool Corp.	12	4
Diversified Consumer Services (0.1%)
Service Corp. International	54	4
Entertainment (0.3%)
Netflix, Inc. (a)	5	5
Walt Disney Co.	101	11
		16
Food Products (0.2%)
McCormick & Co., Inc.	148	11
Ground Transportation (4.9%)
Union Pacific Corp.	994	227
Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	9	5
Health Care Technology (0.2%)
Veeva Systems, Inc., Class A (a)	54	11
Hotels, Restaurants & Leisure (4.3%)
Domino's Pizza, Inc.	10	4
McDonald's Corp.	40	12
Starbucks Corp.	53	5
Vail Resorts, Inc.	962	180
		201
	Shares	Value (000)
Household Durables (1.1%)
NVR, Inc. (a)	3	$25
Victoria PLC (United Kingdom) (a)	29,426	25
		50
Information Technology Services (11.0%)
Cloudflare, Inc., Class A (a)	4,680	504
Gartner, Inc. (a)	9	4
		508
Insurance (0.1%)
Brown & Brown, Inc.	44	4
Life Sciences Tools & Services (5.9%)
Danaher Corp.	977	224
Illumina, Inc. (a)	340	45
Thermo Fisher Scientific, Inc.	7	4
		273
Metals & Mining (2.5%)
Royal Gold, Inc.	885	117
Oil, Gas & Consumable Fuels (1.1%)
Cameco Corp. (Canada)	911	47
Texas Pacific Land Corp.	3	3
		50
Pharmaceuticals (5.0%)
Royalty Pharma PLC, Class A	8,920	227
Zoetis, Inc.	22	4
		231
Real Estate Management & Development (1.3%)
Landbridge Co. LLC	946	61
Semiconductors & Semiconductor Equipment (5.0%)
ASML Holding NV (Registered) (Netherlands)	334	231
Software (6.7%)
Appfolio, Inc., Class A (a)	49	12
Cadence Design Systems, Inc. (a)	15	4
Guidewire Software, Inc. (a)	23	4
Procore Technologies, Inc. (a)	2,194	164
QXO, Inc.	7,016	112
Roper Technologies, Inc.	8	4
Synopsys, Inc. (a)	8	4
Tyler Technologies, Inc. (a)	8	5
		309
Specialized REITs (4.9%)
American Tower Corp. REIT	1,224	225
Specialty Retail (8.2%)
AutoZone, Inc. (a)	23	74
Floor & Decor Holdings, Inc., Class A (a)	2,889	288
Home Depot, Inc.	30	12
Tractor Supply Co.	85	4
		378
Textiles, Apparel & Luxury Goods (5.3%)
LVMH Moet Hennessy Louis Vuitton SE (France)	373	245

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Trading Companies & Distributors (5.0%)
Core & Main, Inc., Class A (a)	4,346	$221
Fastenal Co.	57	4
Watsco, Inc.	9	5
		230
Total Common Stocks (Cost $3,830)		4,154
Investment Company (3.4%)
iShares Bitcoin Trust ETF (a) (Cost $113)	2,924	155
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	58	—
	Shares
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $237)	237,328	237
Total Investments Excluding Purchased Options (98.3%) (Cost $4,180)		4,546
Total Purchased Options Outstanding (0.3%) (Cost $23)		16
Total Investments (98.6%) (Cost $4,203) (c)(d)(e)		4,562
Other Assets in Excess of Liabilities (1.4%)		63
Net Assets (100.0%)		$4,625

(a)  Non-income producing security.

(b)  At December 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  Securities are available for collateral in connection with purchased options.

(d)  The approximate fair value and percentage of net assets, $271,000 and 5.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $4,281,000. The aggregate gross unrealized appreciation is approximately $722,000 and the aggregate gross unrealized depreciation is approximately $400,000, resulting in net unrealized appreciation of approximately $322,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	565,030	$565	$4		$3	$1
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	1,103,570	1,104	—	@	4	(4)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	1,064,506	1,065	6		5	1
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	517,348	517	2		2	(— @)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	1,081,829	1,082	1		5	(4)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	1,001,958	1,002	3		4	(1)
							$16		$23	$(7)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.2%
Information Technology Services	11.1
Specialty Retail	8.3
Software	6.9
Life Sciences Tools & Services	6.0
Broadline Retail	5.4
Textiles, Apparel & Luxury Goods	5.4
Capital Markets	5.3
Short-Term Investments	5.2
Pharmaceuticals	5.1
Semiconductors & Semiconductor Equipment	5.1
Trading Companies & Distributors	5.0
Ground Transportation	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Permanence Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,966)	$4,325
Investment in Security of Affiliated Issuer, at Value (Cost $237)	237
Total Investments in Securities, at Value (Cost $4,203)	4,562
Foreign Currency, at Value (Cost $4)	4
Due from Adviser	77
Dividends Receivable	5
Receivable from Affiliate	—	@
Other Assets	22
Total Assets	4,670
Liabilities:
Payable for Professional Fees	17
Payable for Investments Purchased	13
Payable for Custodian Fees	3
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	12
Total Liabilities	45
Net Assets	$4,625
Net Assets Consist of:
Paid-in-Capital	4,074
Total Distributable Earnings	551
Net Assets	$4,625
CLASS I:
Net Assets	$3,971
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	310,852
Net Asset Value, Offering and Redemption Price Per Share	$12.78
CLASS A:
Net Assets	$553
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,897
Net Asset Value, Redemption Price Per Share	$12.59
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.70
Maximum Offering Price Per Share	$13.29
CLASS C:
Net Assets	$32
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,659
Net Asset Value, Offering and Redemption Price Per Share	$12.21
CLASS R6:
Net Assets	$69
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,400
Net Asset Value, Offering and Redemption Price Per Share	$12.80

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Permanence Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$49
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	54
Expenses:
Professional Fees	168
Registration Fees	56
Advisory Fees (Note B)	29
Shareholder Reporting Fees	19
Custodian Fees (Note F)	11
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Pricing Fees	6
Administration Fees (Note C)	4
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	26
Total Expenses	333
Expenses Reimbursed by Adviser (Note B)	(255)
Waiver of Advisory Fees (Note B)	(29)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	42
Net Investment Income	12
Realized Gain:
Investments Sold	770
Foreign Currency Transaction	— @
Net Realized Gain	770
Change in Unrealized Appreciation (Depreciation):
Investments	(193)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(193)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	577
Net Increase in Net Assets Resulting from Operations	$589

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$12	$9
Net Realized Gain	770	283
Net Change in Unrealized Appreciation (Depreciation)	(193)	633
Net Increase in Net Assets Resulting from Operations	589	925
Dividends and Distributions to Shareholders:
Class I	(503)	(331)
Class A	(76)	(62)
Class C	(4)	(5)
Class R6	(9)	(6)
Total Dividends and Distributions to Shareholders	(592)	(404)
Capital Share Transactions:(1)
Class I:
Subscribed	15	183
Distributions Reinvested	503	331
Redeemed	(167)	(485)
Class A:
Subscribed	175	1,181
Distributions Reinvested	76	62
Redeemed	(359)	(921)
Class C:
Subscribed	—	24
Distributions Reinvested	4	5
Redeemed	(21)	(3)
Class R6:
Subscribed	—	57
Distributions Reinvested	9	6
Redeemed	—	(52)
Net Increase in Net Assets Resulting from Capital Share Transactions	235	388
Total Increase in Net Assets	232	909
Net Assets:
Beginning of Period	4,393	3,484
End of Period	$4,625	$4,393
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1	14
Shares Issued on Distributions Reinvested	37	27
Shares Redeemed	(11)	(36)
Net Increase in Class I Shares Outstanding	27	5
Class A:
Shares Subscribed	12	92
Shares Issued on Distributions Reinvested	6	5
Shares Redeemed	(26)	(72)
Net Increase (Decrease) in Class A Shares Outstanding	(8)	25
Class C:
Shares Subscribed	—	2
Shares Issued on Distributions Reinvested	— @	— @
Shares Redeemed	(1)	(— @)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	2
Class R6:
Shares Subscribed	—	5
Shares Issued on Distributions Reinvested	1	— @
Shares Redeemed	—	(4)
Net Increase in Class R6 Shares Outstanding	1	1

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class I
	Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.75		$11.16		$14.42		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.05		0.04		(0.02)		0.00	(4)	(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	1.82		2.84		(2.93)		2.39		5.51
Total from Investment Operations	1.87		2.88		(2.95)		2.39		5.51
Distributions from and/or in Excess of:
Net Investment Income	(0.37)		—		(0.04)		(0.11)		—
Net Realized Gain	(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	(1.84)		(1.29)		(0.31)		(2.62)		(0.86)
Net Asset Value, End of Period	$12.78		$12.75		$11.16		$14.42		$14.65
Total Return(5)	13.78%		26.44	%(6)	(20.55)%		16.85%		55.46	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,971		$3,624		$3,117		$3,807		$3,147
Ratio of Expenses Before Expense Limitation	7.16%		7.44%		8.14%		7.49%		10.85	%(8)
Ratio of Expenses After Expense Limitation	0.85	%(9)	0.65	%(9)(10)	0.85	%(9)	0.85	%(9)	0.85	%(8)(9)
Ratio of Net Investment Income (Loss)	0.35	%(9)	0.31	%(9)(10)	(0.14	)%(9)	0.01	%(9)	(0.02	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	74%		100%		57%		70%		68	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 26.25%.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.11%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class A
	Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.60		$11.07		$14.31		$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.00	)(4)	(0.01)		(0.06)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.78		2.83		(2.91)		2.37		5.48
Total from Investment Operations	1.78		2.82		(2.97)		2.32		5.47
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		—		—		(0.11)		—
Net Realized Gain	(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	(1.79)		(1.29)		(0.27)		(2.62)		(0.86)
Net Asset Value, End of Period	$12.59		$12.60		$11.07		$14.31		$14.61
Total Return(5)	13.39%		26.11	%(6)	(20.83)%		16.41%		55.05	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$553		$660		$303		$324		$256
Ratio of Expenses Before Expense Limitation	7.95%		8.09%		9.60%		8.83%		17.41	%(8)
Ratio of Expenses After Expense Limitation	1.20	%(9)	1.03	%(9)(10)	1.20	%(9)	1.20	%(9)	1.20	%(8)(9)
Ratio of Net Investment Loss	(0.01	)%(9)	(0.07	)%(9)(10)	(0.51	)%(9)	(0.33	)%(9)	(0.06	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	74%		100%		57%		70%		68	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.29% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 25.82%.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.20%	(0.24)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class C
	Year Ended December 31,								Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.23		$10.86		$14.16		$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.10)		(0.09)		(0.13)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	1.73		2.75		(2.90)		2.35		5.49
Total from Investment Operations	1.63		2.66		(3.03)		2.18		5.38
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		—		—		(0.03)		—
Net Realized Gain	(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	(1.65)		(1.29)		(0.27)		(2.54)		(0.86)
Net Asset Value, End of Period	$12.21		$12.23		$10.86		$14.16		$14.52
Total Return(4)	12.58%		25.15	%(5)	(21.47)%		15.52%		54.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32		$48		$20		$26		$21
Ratio of Expenses Before Expense Limitation	13.89%		14.88%		19.54%		18.17%		24.15	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(8)	1.71	%(8)(9)	1.95	%(8)	1.95	%(8)	1.95	%(7)(8)
Ratio of Net Investment Loss	(0.77	)%(8)	(0.75	)%(8)(9)	(1.24	)%(8)	(1.09	)%(8)	(1.08	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	74%		100%		57%		70%		68	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.31% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 24.84%.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.99)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class R6(1)
	Year Ended December 31,								Period from March 31, 2020(2) to
Selected Per Share Data and Ratios	2024		2023		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$12.77		$11.17		$14.43		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.06		0.05		(0.01)		0.01		0.00	(5)
Net Realized and Unrealized Gain (Loss)	1.81		2.84		(2.94)		2.40		5.51
Total from Investment Operations	1.87		2.89		(2.95)		2.41		5.51
Distributions from and/or in Excess of:
Net Investment Income	(0.37)		—		(0.04)		(0.12)		—
Net Realized Gain	(1.47)		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	(1.84)		(1.29)		(0.31)		(2.63)		(0.86)
Net Asset Value, End of Period	$12.80		$12.77		$11.17		$14.43		$14.65
Total Return(6)	13.90%		26.51	%(7)	(20.50)%		16.95%		55.45	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69		$61		$44		$18		$16
Ratio of Expenses Before Expense Limitation	10.50%		11.18%		12.68%		20.29%		25.34	%(9)
Ratio of Expenses After Expense Limitation	0.80	%(10)	0.61	%(10)(11)	0.80	%(10)	0.80	%(10)	0.80	%(9)(10)
Ratio of Net Investment Income (Loss)	0.40	%(10)	0.35	%(10)(11)	(0.06	)%(10)	0.07	%(10)	0.03	%(9)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(9)(12)
Portfolio Turnover Rate	74%		100%		57%		70%		68	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Performance was positively impacted by approximately 0.20% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 26.31%.

(8)  Not annualized.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.16%

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $153,000 or approximately 3.31% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest re-ported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

from one or more reputable brokers or dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the

NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$13	$—	$—	$13
Beverages	222	—	—	222
Broadline Retail	246	—	—	246
Capital Markets	244	—	—	244
Chemicals	8	—	—	8
Commercial Services & Supplies	23	—	—	23
Construction Materials	4	—	—	4
Distributors	4	—	—	4
Diversified Consumer Services	4	—	—	4
Entertainment	15	—	—	15
Food Products	11	—	—	11
Ground Transportation	227	—	—	227
Health Care Equipment & Supplies	5	—	—	5
Health Care Technology	11	—	—	11
Hotels, Restaurants & Leisure	201	—	—	201
Household Durables	25	25	—	50
Information Technology Services	508	—	—	508
Insurance	5	—	—	5
Life Sciences Tools & Services	273	—	—	273
Metals & Mining	117	—	—	117
Oil, Gas & Consumable Fuels	50	—	—	50
Pharmaceuticals	232	—	—	232
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$61	$—	$—		$61
Semiconductors & Semiconductor Equipment	232	—	—		232
Software	310	—	—		310
Specialized REITs	225	—	—		225
Specialty Retail	379	—	—		379
Textiles, Apparel & Luxury Goods	—	245	—		245
Trading Companies & Distributors	229	—	—		229
Total Common Stocks	3,884	270	—		4,154
Investment Company	155	—	—		155
Warrants	—	—	—	†	—	†
Call Options Purchased	—	16	—		16
Short-Term Investment
Investment Company	237	—	—		237
Total Assets	$4,276	$286	$—	†	$4,562	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—
Purchases	—
Sales	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—

†  Includes a security valued at zero.

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$16	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(14	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$4	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$16	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$3	$—	$—	$3
JPMorgan Chase Bank NA	7	—	—	7
Standard Chartered Bank	6	—	—	6
Total	$16	$—	$—	$16

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,954,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

17

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $29,000 of advisory fees were waived and approximately $262,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

18

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,214,000 and $3,725,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$70	$2,250	$2,083	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$237

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

19

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$254	$338	$120	$284

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$33	$(33)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$194	$58

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

20

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 36.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

21

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Permanence Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Permanence Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the period from March 31, 2020 (commencement of operations) through December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the period from March 31, 2020 (commencement of operations) through December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

22

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 9.09% of the dividends qualified for the dividends received deduction.

The Fund designated and paid approximately $338,000 as a long-term capital gain distribution.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $32,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

23

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSHNX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Banks (5.1%)
JPMorgan Chase & Co.	81,564	$19,552
Broadline Retail (5.9%)
Amazon.com, Inc. (a)	103,716	22,754
Capital Markets (7.8%)
Ameriprise Financial, Inc.	33,843	18,019
Jefferies Financial Group, Inc.	78,929	6,188
LPL Financial Holdings, Inc.	17,431	5,691
		29,898
Commercial Services & Supplies (3.9%)
Waste Management, Inc.	74,442	15,022
Construction Materials (1.7%)
CRH PLC	70,244	6,499
Consumer Staples Distribution & Retail (4.6%)
Costco Wholesale Corp.	19,356	17,735
Electric Utilities (1.0%)
NextEra Energy, Inc.	51,450	3,688
Entertainment (3.4%)
Netflix, Inc. (a)	14,830	13,218
Financial Services (3.7%)
Jack Henry & Associates, Inc.	17,498	3,067
Mastercard, Inc., Class A	21,283	11,207
		14,274
Hotels, Restaurants & Leisure (2.4%)
McDonald's Corp.	31,318	9,079
Household Durables (0.7%)
Lennar Corp., Class A	20,329	2,772
Insurance (8.4%)
Brown & Brown, Inc.	156,594	15,976
Progressive Corp.	68,904	16,510
		32,486
Interactive Media & Services (6.8%)
Alphabet, Inc., Class A	138,373	26,194
Oil, Gas & Consumable Fuels (2.4%)
Chevron Corp.	47,248	6,843
Valero Energy Corp.	19,558	2,398
		9,241
Pharmaceuticals (2.2%)
Eli Lilly & Co.	11,009	8,499
Real Estate Management & Development (3.4%)
CBRE Group, Inc., Class A (a)	99,222	13,027
Retail REITs (0.3%)
Agree Realty Corp. REIT	19,129	1,348
Semiconductors & Semiconductor Equipment (11.1%)
Applied Materials, Inc.	32,036	5,210
NVIDIA Corp.	278,097	37,346
		42,556
	Shares	Value (000)
Software (10.1%)
Microsoft Corp.	64,135	$27,033
Tyler Technologies, Inc. (a)	20,265	11,685
		38,718
Specialty Retail (4.5%)
Home Depot, Inc.	4,505	1,753
TJX Cos., Inc.	128,948	15,578
		17,331
Tech Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	114,402	28,649
Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc. (a)	2,550	975
Trading Companies & Distributors (2.5%)
United Rentals, Inc.	13,918	9,804
Total Common Stocks (Cost $261,029)		383,319
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G) (Cost $4,857)	4,856,681	4,857
Total Investments (100.9%) (Cost $265,886) (b)		388,176
Liabilities in Excess of Other Assets (–0.9%)		(3,306)
Net Assets (100.0%)		$384,870

(a)  Non-income producing security.

(b)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $271,208,000. The aggregate gross unrealized appreciation is approximately $122,775,000 and the aggregate gross unrealized depreciation is approximately $5,804,000, resulting in net unrealized appreciation of approximately $116,971,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.9%
Semiconductors & Semiconductor Equipment	11.0
Software	10.0
Insurance	8.4
Capital Markets	7.7
Tech Hardware, Storage & Peripherals	7.4
Interactive Media & Services	6.7
Broadline Retail	5.9
Banks	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

US Core Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $261,029)	$383,319
Investment in Security of Affiliated Issuer, at Value (Cost $4,857)	4,857
Total Investments in Securities, at Value (Cost $265,886)	388,176
Receivable for Fund Shares Sold	383
Receivable from Affiliate	14
Dividends Receivable	5
Other Assets	42
Total Assets	388,620
Liabilities:
Payable for Investments Purchased	2,439
Payable for Fund Shares Redeemed	662
Payable for Advisory Fees	518
Payable for Shareholder Services Fees — Class A	16
Payable for Distribution and Shareholder Services Fees — Class C	41
Payable for Administration Fees	26
Payable for Sub Transfer Agency Fees — Class I	12
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Professional Fees	7
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	16
Total Liabilities	3,750
Net Assets	$384,870
Net Assets Consist of:
Paid-in-Capital	$301,017
Total Distributable Earnings	83,853
Net Assets	$384,870
CLASS I:
Net Assets	$259,853
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,777,287
Net Asset Value, Offering and Redemption Price Per Share	$29.61
CLASS A:
Net Assets	$76,184
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,603,586
Net Asset Value, Redemption Price Per Share	$29.26
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.62
Maximum Offering Price Per Share	$30.88
CLASS C:
Net Assets	$48,126
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,739,642
Net Asset Value, Offering and Redemption Price Per Share	$27.66
CLASS R6:
Net Assets	$707
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,876
Net Asset Value, Offering and Redemption Price Per Share	$29.63

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

US Core Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,569
Dividends from Security of Affiliated Issuer (Note G)	149
Total Investment Income	2,718
Expenses:
Advisory Fees (Note B)	1,845
Shareholder Services Fees — Class A (Note D)	156
Distribution and Shareholder Services Fees — Class C (Note D)	401
Administration Fees (Note C)	246
Sub Transfer Agency Fees — Class I	131
Sub Transfer Agency Fees — Class A	41
Sub Transfer Agency Fees — Class C	26
Professional Fees	145
Registration Fees	74
Shareholder Reporting Fees	33
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	13
Interest Expenses	8
Directors' Fees and Expenses	6
Pricing Fees	3
Other Expenses	24
Total Expenses	3,166
Waiver of Advisory Fees (Note B)	(82)
Reimbursement of Class Specific Expenses — Class I (Note B)	(33)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	3,043
Net Investment Loss	(325)
Realized Gain:
Investments Sold	2,737
Change in Unrealized Appreciation (Depreciation):
Investments	65,871
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	68,608
Net Increase in Net Assets Resulting from Operations	$68,283

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

US Core Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(325)	$604
Net Realized Gain (Loss)	2,737	(31,194)
Net Change in Unrealized Appreciation (Depreciation)	65,871	64,508
Net Increase in Net Assets Resulting from Operations	68,283	33,918
Dividends and Distributions to Shareholders:
Class I	(195)	(465)
Class A	—	(31)
Class R6	(1)	(— @)
Total Dividends and Distributions to Shareholders	(196)	(496)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	124,076	105,800
Distributions Reinvested	194	465
Redeemed	(54,548)	(134,135)
Class A:
Subscribed	26,311	9,916
Distributions Reinvested	—	31
Redeemed	(10,204)	(12,609)
Class C:
Subscribed	14,538	6,227
Redeemed	(6,458)	(16,418)
Class R6:
Subscribed	716	16
Distributions Reinvested	1	— @
Redeemed	(70)	(9)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	94,556	(40,716)
Total Increase (Decrease) in Net Assets	162,643	(7,294)
Net Assets:
Beginning of Period	222,227	229,521
End of Period	$384,870	$222,227
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,513	5,145
Shares Issued on Distributions Reinvested	6	21
Shares Redeemed	(2,032)	(6,587)
Net Increase (Decrease) in Class I Shares Outstanding	2,487	(1,421)
Class A:
Shares Subscribed	961	479
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(379)	(613)
Net Increase (Decrease) in Class A Shares Outstanding	582	(133)
Class C:
Shares Subscribed	554	311
Shares Redeemed	(249)	(849)
Net Increase (Decrease) in Class C Shares Outstanding	305	(538)
Class R6:
Shares Subscribed	25	1
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(2)	(1)
Net Increase in Class R6 Shares Outstanding	23	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

US Core Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$23.04		$19.58		$24.59		$18.09		$14.61
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.10		0.08		0.05		0.06
Net Realized and Unrealized Gain (Loss)	6.57		3.43		(5.05)		6.46		3.47
Total from Investment Operations	6.59		3.53		(4.97)		6.51		3.53
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.07)		(0.03)		(0.01)		—
Net Realized Gain	—		—		(0.01)		—		(0.05)
Total Distributions	(0.02)		(0.07)		(0.04)		(0.01)		(0.05)
Net Asset Value, End of Period	$29.61		$23.04		$19.58		$24.59		$18.09
Total Return(2)	28.61%		18.06	%(3)	(20.21)%		35.99%		24.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$259,853		$144,907		$151,003		$110,286		$20,377
Ratio of Expenses Before Expense Limitation	0.84%		0.91%		0.95%		1.07%		1.97%
Ratio of Expenses After Expense Limitation	0.80	%(4)	0.79	%(4)(5)	0.80	%(4)	0.80	%(4)	0.80	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(4)	N/A		0.80	%(4)	0.80	%(4)	0.79	%(4)
Ratio of Net Investment Income	0.08	%(4)	0.48	%(4)(5)	0.37	%(4)	0.21	%(4)	0.42	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	32%		45%		23%		26%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.47%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

US Core Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$22.82		$19.40		$24.39		$17.99		$14.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.05)		0.04		0.01		(0.01)		0.01
Net Realized and Unrealized Gain (Loss)	6.49		3.40		(4.99)		6.41		3.45
Total from Investment Operations	6.44		3.44		(4.98)		6.40		3.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		—		—
Net Realized Gain	—		—		(0.01)		—		(0.05)
Total Distributions	—		(0.02)		(0.01)		—		(0.05)
Net Asset Value, End of Period	$29.26		$22.82		$19.40		$24.39		$17.99
Total Return(2)	28.22%		17.71	%(3)	(20.42)%		35.58%		23.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$76,184		$46,123		$41,802		$34,693		$5,807
Ratio of Expenses Before Expense Limitation	1.10%		1.16%		1.19%		1.36%		2.29%
Ratio of Expenses After Expense Limitation	1.07	%(4)	1.08	%(4)(5)	1.09	%(4)	1.09	%(4)	1.12	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.07	%(4)	N/A		1.09	%(4)	1.09	%(4)	1.11	%(4)
Ratio of Net Investment Income (Loss)	(0.19	)%(4)	0.19	%(4)(5)	0.07	%(4)	(0.06	)%(4)	0.07	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	32%		45%		23%		26%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.18%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

US Core Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$21.73		$18.61		$23.56		$17.51		$14.30
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.24)		(0.11)		(0.13)		(0.17)		(0.10)
Net Realized and Unrealized Gain (Loss)	6.17		3.23		(4.81)		6.22		3.36
Total from Investment Operations	5.93		3.12		(4.94)		6.05		3.26
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		—		(0.05)
Net Asset Value, End of Period	$27.66		$21.73		$18.61		$23.56		$17.51
Total Return(2)	27.29%		16.77	%(3)	(20.97)%		34.55%		22.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,126		$31,178		$36,707		$22,638		$3,353
Ratio of Expenses Before Expense Limitation	1.85%		1.92%		1.91%		2.12%		3.07%
Ratio of Expenses After Expense Limitation	1.83	%(4)	1.84	%(4)(5)	1.81	%(4)	1.84	%(4)	1.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.83	%(4)	N/A		1.81	%(4)	1.84	%(4)	1.90	%(4)
Ratio of Net Investment Loss	(0.94	)%(4)	(0.57	)%(4)(5)	(0.65	)%(4)	(0.80	)%(4)	(0.68	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	32%		45%		23%		26%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(0.58)%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

US Core Portfolio

	Class R6(1)
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$23.05		$19.60		$24.61		$18.10		$14.61
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.11		0.06		0.06		0.07
Net Realized and Unrealized Gain (Loss)	6.57		3.42		(5.02)		6.47		3.47
Total from Investment Operations	6.61		3.53		(4.96)		6.53		3.54
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.08)		(0.04)		(0.02)		—
Net Realized Gain	—		—		(0.01)		—		(0.05)
Total Distributions	(0.03)		(0.08)		(0.05)		(0.02)		(0.05)
Net Asset Value, End of Period	$29.63		$23.05		$19.60		$24.61		$18.10
Total Return(3)	28.69%		18.05	%(4)	(20.16)%		36.06%		24.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$707		$19		$9		$285		$18
Ratio of Expenses Before Expense Limitation	1.60%		19.75%		3.92%		2.20%		13.73%
Ratio of Expenses After Expense Limitation	0.75	%(5)	0.73	%(5)(6)	0.75	%(5)	0.75	%(5)	0.75	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75	%(5)	N/A		0.75	%(5)	0.75	%(5)	0.75	%(5)
Ratio of Net Investment Income	0.14	%(5)	0.54	%(5)(6)	0.28	%(5)	0.25	%(5)	0.50	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	32%		45%		23%		26%		54%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.75%	0.52%

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$383,319	(1)	$—	$—	$383,319
Short-Term Investment
Investment Company	4,857		—	—	4,857
Total Assets	$388,176		$—	$—	$388,176

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

6.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.57% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $82,000 of advisory fees were waived and approximately $35,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $190,996,000 and $97,773,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,045	$96,156	$92,344	$149
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$4,857

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$196	$—	$496	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$325	$(325)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $19,800,000 and $13,300,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,317,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 80.2%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of US Core Portfolio and the Board of
Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of US Core Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $2,550,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

17

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MUOAX-NCSR 12.31.24

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Annual Financial Statements and Additional Information

December 31, 2024

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Biotechnology (32.8%)
4D Molecular Therapeutics, Inc. (a)	1,824	$10
Alnylam Pharmaceuticals, Inc. (a)	335	79
Altimmune, Inc. (a)(b)	2,479	18
Argenx SE ADR (Belgium) (a)	256	157
Ascendis Pharma AS ADR (Denmark) (a)	500	69
Beam Therapeutics, Inc. (a)	1,368	34
Biohaven Ltd. (a)	849	32
Exact Sciences Corp. (a)	2,200	124
Intellia Therapeutics, Inc. (a)	2,525	29
Relay Therapeutics, Inc. (a)	7,042	29
Vertex Pharmaceuticals, Inc. (a)	202	81
		662
Health Care Equipment & Supplies (13.3%)
Align Technology, Inc. (a)	375	78
IDEXX Laboratories, Inc. (a)	61	25
Inspire Medical Systems, Inc. (a)	397	74
Intuitive Surgical, Inc. (a)	176	92
		269
Health Care Providers & Services (6.1%)
Agilon Health, Inc. (a)	7,354	14
UnitedHealth Group, Inc.	217	110
		124
Health Care Technology (7.8%)
Doximity, Inc., Class A (a)	1,015	54
Schrodinger, Inc. (a)	2,488	48
Veeva Systems, Inc., Class A (a)	259	55
		157
Life Sciences Tools & Services (20.0%)
10X Genomics, Inc., Class A (a)	3,698	53
AbCellera Biologics, Inc. (Canada) (a)(b)	5,132	15
Illumina, Inc. (a)	289	39
MaxCyte, Inc. (a)	14,540	60
Standard BioTools, Inc. (a)	33,298	58
Stevanato Group SpA (Italy) (b)	1,793	39
Thermo Fisher Scientific, Inc.	181	94
West Pharmaceutical Services, Inc.	143	47
		405
Pharmaceuticals (15.4%)
ATAI Life Sciences NV (a)(b)	14,030	19
Eli Lilly & Co.	213	165
Enliven Therapeutics, Inc. (a)(b)	408	9
Royalty Pharma PLC, Class A	701	18
Structure Therapeutics, Inc. ADR (China) (a)(b)	1,335	36
Zoetis, Inc.	401	65
		312
Total Common Stocks (Cost $2,429)		1,929
	Shares	Value (000)
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (4.7%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note G)	80,025	$80
	Face Amount (000)
Repurchase Agreement (0.8%)
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $16; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $16)	$16	16
Total Securities held as Collateral on Loaned Securities (Cost $96)		96
Total Investments (100.1%) (Cost $2,525) including $136 of Securities Loaned (c)		2,025
Liabilities in Excess of Other Assets (–0.1%)		(3)
Net Assets (100.0%)		$2,022

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

(c)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $2,525,000. The aggregate gross unrealized appreciation is approximately $302,000 and the aggregate gross unrealized depreciation is approximately $802,000, resulting in net unrealized depreciation of approximately $500,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	34.3%
Life Sciences Tools & Services	21.0
Pharmaceuticals	16.2
Health Care Equipment & Supplies	14.0
Health Care Technology	8.1
Health Care Providers & Services	6.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Vitality Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,445)	$1,945
Investment in Security of Affiliated Issuer, at Value (Cost $80)	80
Total Investments in Securities, at Value (Cost $2,525)	2,025
Due from Adviser	56
Receivable for Investments Sold	10
Cash from Securities Lending	8
Receivable from Securities Lending Income	—	@
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	48
Total Assets	2,147
Liabilities:
Collateral on Securities Loaned, at Value	104
Payable for Professional Fees	10
Payable for Custodian Fees	2
Payable to Bank	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	125
Net Assets	$2,022
Net Assets Consist of:
Paid-in-Capital	$3,237
Total Accumulated Loss	(1,215)
Net Assets	$2,022
CLASS I:
Net Assets	$1,933
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	332,437
Net Asset Value, Offering and Redemption Price Per Share	$5.81
CLASS A:
Net Assets	$30
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,132
Net Asset Value, Redemption Price Per Share	$5.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.32
Maximum Offering Price Per Share	$6.10
CLASS C:
Net Assets	$29
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,090
Net Asset Value, Offering and Redemption Price Per Share	$5.70
CLASS R6:
Net Assets	$30
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,160
Net Asset Value, Offering and Redemption Price Per Share	$5.82
(1) Including: Securities on Loan, at Value:	$136

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Vitality Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$6
Dividends from Security of Affiliated Issuer (Note G)	6
Income from Securities Loaned — Net	1
Total Investment Income	13
Expenses:
Professional Fees	139
Registration Fees	55
Advisory Fees (Note B)	17
Shareholder Reporting Fees	17
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	4
Pricing Fees	3
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	12
Total Expenses	260
Expenses Reimbursed by Adviser (Note B)	(214)
Waiver of Advisory Fees (Note B)	(17)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	21
Net Investment Loss	(8)
Realized Loss:
Investments Sold	(152)
Change in Unrealized Appreciation (Depreciation):
Investments	(36)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(188)
Net Decrease in Net Assets Resulting from Operations	$(196)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Vitality Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(8)	$2
Net Realized Loss	(152)	(144)
Net Change in Unrealized Appreciation (Depreciation)	(36)	327
Net Increase (Decrease) in Net Assets Resulting from Operations	(196)	185
Dividends and Distributions to Shareholders:
Class I	(2)	—
Class R6	(— @)	—
Total Dividends and Distributions to Shareholders	(2)	—
Capital Share Transactions:(1)
Class I:
Subscribed	—	122
Distributions Reinvested	2	—
Redeemed	(69)	—
Class A:
Redeemed	(3)	(1)
Class R6:
Distributions Reinvested	— @	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(70)	121
Total Increase (Decrease) in Net Assets	(268)	306
Net Assets:
Beginning of Period	2,290	1,984
End of Period	$2,022	$2,290
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	20
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(11)	—
Net Increase (Decrease) in Class I Shares Outstanding	(11)	20
Class A:
Shares Redeemed	(— @@)	(— @@)
Class R6:
Shares Issued on Distributions Reinvested	— @@	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Vitality Portfolio

	Class I
	Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.38		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.00	)(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.55)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.57)		0.54		(3.83)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	—		—		—
Paid-in-Capital	—		—		(0.18)		—
Total Distributions	(0.00	)(3)	—		(0.18)		—
Net Asset Value, End of Period	$5.81		$6.38		$5.84		$9.85
Total Return	(8.87	)%(4)	9.25	%(4)(5)	(39.84	)%(4)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,933		$2,190		$1,891		$2,765
Ratio of Expenses Before Expense Limitation	11.44%		13.74%		12.50%		595.07	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(9)	0.60	%(9)(10)	0.94	%(9)	0.95	%(8)
Ratio of Net Investment Loss	(0.39	)%(9)	(0.02	)%(9)(10)	(0.58	)%(9)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	19%		13%		22%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.34% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 8.91%.

(6)  Calculated using the NAV for US GAAP financial reporting purposes.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.36)%

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Vitality Portfolio

	Class A
	Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.36		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.53)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.58)		0.52		(3.85)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.16)		—
Net Asset Value, End of Period	$5.78		$6.36		$5.84		$9.85
Total Return	(9.12	)%(4)	8.90	%(4)(5)	(40.06	)%(4)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$35		$33		$49
Ratio of Expenses Before Expense Limitation	17.78%		20.21%		18.13%		598.74	%(8)
Ratio of Expenses After Expense Limitation	1.29	%(9)	0.96	%(9)(10)	1.29	%(9)	1.30	%(8)
Ratio of Net Investment Loss	(0.73	)%(9)	(0.38	)%(9)(10)	(0.93	)%(9)	(1.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	19%		13%		22%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.34% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 8.56%.

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.29%	(0.71)%

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Vitality Portfolio

	Class C
	Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.32		$5.85		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.07)		(0.11)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.53)		0.54		(3.78)		(0.15)
Total from Investment Operations	(0.62)		0.47		(3.89)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.11)		—
Net Asset Value, End of Period	$5.70		$6.32		$5.85		$9.85
Total Return	(9.81	)%(4)	8.03	%(4)(5)	(40.45	)%(4)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29		$32		$30		$49
Ratio of Expenses Before Expense Limitation	19.10%		21.67%		19.32%		599.49	%(8)
Ratio of Expenses After Expense Limitation	2.04	%(9)	1.71	%(9)(10)	2.04	%(9)	2.05	%(8)
Ratio of Net Investment Loss	(1.49	)%(9)	(1.13	)%(9)(10)	(1.68	)%(9)	(2.05	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	19%		13%		22%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.34% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 7.69%.

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.04%	(1.46)%

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Financial Highlights

Vitality Portfolio

	Class R6(1)
	Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	2024		2023		2022		December 31, 2021(2)
Net Asset Value, Beginning of Period	$6.39		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		0.00	(4)	(0.04)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(0.54)		0.55		(3.78)		(0.15)
Total from Investment Operations	(0.56)		0.55		(3.82)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		—		—		—
Paid-in-Capital	—		—		(0.19)		—
Total Distributions	(0.01)		—		(0.19)		—
Net Asset Value, End of Period	$5.82		$6.39		$5.84		$9.85
Total Return	(8.81	)%(5)	9.42	%(5)(6)	(39.81	)%(5)	(1.50	)%(7)(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$33		$30		$49
Ratio of Expenses Before Expense Limitation	17.86%		20.55%		18.29%		598.49	%(9)
Ratio of Expenses After Expense Limitation	0.89	%(10)	0.55	%(10)(11)	0.89	%(10)	0.90	%(9)
Ratio of Net Investment Income (Loss)	(0.33	)%(10)	0.03	%(10)(11)	(0.54	)%(10)	(0.90	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	19%		13%		22%		0	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.34% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 9.08%.

(7)  Calculated using the NAV for US GAAP financial reporting purposes.

(8)  Not annualized.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.89%	(0.31)%
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-seven separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Vitality Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,929	(1)	$—	$—	$1,929
Short-Term Investments
Investment Company	80		—	—	80
Repurchase Agreement	—		16	—	16
Total Short-Term Investments	80		16	—	96
Total Assets	$2,009		$16	$—	$2,025

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus

11

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$136	(a)	$—	$(136	)(b)(c)	$0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $104,000 of which approximately $96,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $8,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $36,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$104	$—	$—	$—	$104
Total Borrowings	$104	$—	$—	$—	$104
Gross amount of recognized liabilities for securities lending transactions					$104

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.75%	0.70%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $17,000 of advisory fees were waived and approximately $222,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the

13

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $441,000 and $402,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$196	$490	$606	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$80

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

14

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$8	$(8)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $414,000 and $297,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2024, the Fund intends to defer to January 1, 2025 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$5

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the

15

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the

Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

16

Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vitality Portfolio and the Board of Directors of
Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vitality Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 31, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from December 31, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

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Morgan Stanley Institutional Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $4,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSVEX-NCSR 12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	February 21, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025